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Schedules of Investments
(unaudited)
Franklin Biotechnology Discovery Fund 2
Franklin Core Plus Bond Fund 5
Franklin Growth Opportunities Fund 65
Franklin Natural Resources Fund 70
Franklin Small Cap Growth Fund 74
Franklin Small-Mid Cap Growth Fund 79
Notes to Schedules of Investments 84

Franklin Strategic Series
Schedule of Investments (unaudited), January 31, 2026
Franklin Biotechnology Discovery Fund
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.7%
Biotechnology 76.5%
a
Abivax SA , ADR .................................... France 164,591 $ 18,294,290
a,b
Achieve Life Sciences, Inc. ............................ United States 1,575,682 6,586,351
a
Acumen Pharmaceuticals, Inc. ......................... United States 826,400 2,148,640
a,b
Adicet Bio, Inc. ..................................... United States 225,186 1,799,236
a
Alnylam Pharmaceuticals, Inc. .......................... United States 66,908 22,618,918
Amgen, Inc. ....................................... United States 143,458 49,045,421
a
Apogee Therapeutics, Inc. ............................. United States 82,737 5,420,101
a
Arcutis Biotherapeutics, Inc. ........................... United States 505,651 12,828,366
a
Argenx SE , ADR .................................... Netherlands 48,962 41,152,561
a,b
ARS Pharmaceuticals, Inc. ............................ United States 901,810 9,009,082
a,b
Artiva Biotherapeutics, Inc. ............................ South Korea 192,871 750,268
a
Ascendis Pharma A/S , ADR ........................... Denmark 129,742 29,334,666
a
Assembly Biosciences, Inc. ............................ United States 27,877 718,530
a,b
Aura Biosciences, Inc. ................................ United States 765,617 4,287,455
a
Benitec Biopharma, Inc. .............................. Australia 995,152 12,120,951
a
BeOne Medicines Ltd. , ADR ........................... United States 14,276 4,859,265
a
Bicara Therapeutics, Inc. .............................. United States 387,402 6,508,354
a
Bridgebio Pharma, Inc. ............................... United States 207,858 16,061,188
a,b
Cardiff Oncology, Inc. ................................ United States 438,961 768,182
a,c
Carmot Therapeutics, Inc. ............................. United States 83,100 531,572
a
Centessa Pharmaceuticals plc , ADR ..................... United States 614,165 15,090,034
a
CG oncology, Inc. ................................... United States 221,481 11,528,086
a
Cytokinetics, Inc. .................................... United States 53,272 3,366,258
a
Dianthus Therapeutics, Inc. ............................ United States 203,063 10,841,534
a
Dyne Therapeutics, Inc. .............................. United States 519,232 9,289,060
a
Engene Holdings, Inc. ................................ Canada 272,359 2,595,581
a,b
Engene Holdings, Inc. ................................ Canada 214,220 2,041,517
Gilead Sciences, Inc. ................................ United States 443,663 62,977,963
a
GRAIL, Inc. ........................................ United States 46,433 4,542,076
a
Ideaya Biosciences, Inc. .............................. United States 81,852 2,634,816
a,b
Immix Biopharma, Inc. ............................... United States 357,034 2,081,508
a,b
IN8bio, Inc. ........................................ United States 332,083 654,203
a
Insmed, Inc. ....................................... United States 188,633 29,590,859
a,b
Inventiva SACA , ADR ................................ France 908,000 5,593,280
a
Ionis Pharmaceuticals, Inc. ............................ United States 205,400 16,980,418
a
Mineralys Therapeutics, Inc. ........................... United States 623,239 19,251,853
a
Mirum Pharmaceuticals, Inc. ........................... United States 215,190 22,211,912
a
Neurocrine Biosciences, Inc. ........................... United States 135,273 18,405,244
a
Newamsterdam Pharma Co. NV ........................ Netherlands 187,726 5,842,033
a
Nuvalent, Inc. , A .................................... United States 75,535 7,771,796
a
Olema Pharmaceuticals, Inc. ........................... United States 554,385 14,258,782
a
ORIC Pharmaceuticals, Inc. ........................... United States 524,519 5,381,565
a
Oruka Therapeutics, Inc. .............................. United States 335,994 11,501,075
a,b
Palisade Bio, Inc. ................................... United States 2,119,910 3,158,666
a
Praxis Precision Medicines, Inc. ........................ United States 97,972 30,763,208
a
PTC Therapeutics, Inc. ............................... United States 369,527 27,910,374
Regeneron Pharmaceuticals, Inc. ....................... United States 61,019 45,242,538
a
Revolution Medicines, Inc. ............................. United States 202,430 19,625,588
a
Satellos Bioscience, Inc. .............................. Canada 96,830 1,100,106
a,b
Sionna Therapeutics, Inc. ............................. United States 60,891 2,573,254
a
Soleno Therapeutics, Inc. ............................. United States 181,503 6,998,756
a
Solid Biosciences, Inc. ............................... United States 745,930 4,818,708
a
Spyre Therapeutics, Inc. .............................. United States 396,281 12,673,066
a
Syndax Pharmaceuticals, Inc. .......................... United States 544,055 11,049,757
a,b
Tango Therapeutics, Inc. .............................. United States 491,884 5,710,773
a
Ultragenyx Pharmaceutical, Inc. ........................ United States 108,067 2,601,173
a
uniQure NV ........................................ Netherlands 270,640 6,148,941
a
Vaxcyte, Inc. ....................................... United States 145,674 7,803,756

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Biotechnology Discovery Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Biotechnology (continued)
a
Verastem, Inc. ...................................... United States 401,744 $ 2,450,638
a
Vertex Pharmaceuticals, Inc. ........................... United States 102,150 48,000,285
a
Vicore Pharma Holding AB ............................ Sweden 1,307,598 1,638,259
a
Xenon Pharmaceuticals, Inc. ........................... Canada 123,767 5,075,685
a
Zealand Pharma A/S , A ............................... Denmark 69,700 4,661,362
779,279,743
Health Care Providers & Services 2.8%
a
Guardant Health, Inc. ................................ United States 248,985 28,394,249
Life Sciences Tools & Services 0.7%
Sartorius Stedim Biotech .............................. France 10,100 2,257,028
Thermo Fisher Scientific, Inc. .......................... United States 8,579 4,963,895
7,220,923
Pharmaceuticals 17.7%
a
Alto Neuroscience, Inc. ............................... United States 405,275 6,273,657
a
Amylyx Pharmaceuticals, Inc. .......................... United States 439,918 6,286,428
AstraZeneca plc , ADR ................................ United Kingdom 205,062 19,023,602
a
BioAge Labs, Inc. ................................... United States 90,709 1,722,564
a
Context Therapeutics, Inc. ............................. United States 1,479,200 3,860,712
a
Contineum Therapeutics, Inc. , A ........................ United States 676,121 9,641,485
Eli Lilly & Co. ...................................... United States 14,071 14,593,738
a
EyePoint, Inc. ...................................... United States 1,269,215 17,159,787
a
Jazz Pharmaceuticals plc ............................. United States 283,073 46,562,678
a,b
LENZ Therapeutics, Inc. .............................. United States 312,267 4,940,064
a,b
Phathom Pharmaceuticals, Inc. ......................... United States 285,271 3,899,655
a
Structure Therapeutics, Inc. , ADR ....................... United States 227,563 20,127,947
a
Terns Pharmaceuticals, Inc. ........................... United States 770,542 26,660,753
180,753,070
Total Common Stocks (Cost $ 458,542,759 ) ...................................
995,647,985
Convertible Preferred Stocks 0.3%
Household Products 0.3%
a,c,d
Candid, Inc. , B ..................................... United States 1,519,609 2,735,296
Total Convertible Preferred Stocks (Cost $ 1,823,531 ) ..........................
2,735,296
Preferred Stocks 0.5%
Life Sciences Tools & Services 0.2%
e
Sartorius AG , 0 .31% ................................. Germany 9,200 2,571,335
Real Estate Management & Development 0.3%
a,c,d
Lycia LLC , C ....................................... Japan 859,370 2,814,331
Total Preferred Stocks (Cost $ 5,938,609 ) .....................................
5,385,666
Warrants
Warrants 0.8%
Biotechnology 0.8%
a,c
Achieve Life Sciences, Inc. , 6/26/30 ..................... United States 698,900 1,148,235
a,c
Assembly Biosciences, Inc. , A , 8/11/30 ................... United States 44,450 487,257
a,c
Assembly Biosciences, Inc. , B , 12/31/26 .................. United States 44,450 30,819
a,c
Benitec Biopharma, Inc. , 2/20/49 ........................ Australia 310,881 3,786,500
a,c,d
IN8bio, Inc. , C , 10/04/27 .............................. United States 69,673 33,677

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Biotechnology Discovery Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 101 .
a a
Country Warrants
a
Value
a a a a a a
Warrants
(continued)
Biotechnology (continued)
a,c
Palisade Bio, Inc. , 10/01/30 ............................ United States 1,447,549 $ 2,156,703
7,643,191
Pharmaceuticals 0.0%
†
a
Nuvation Bio, Inc. , 2/10/26 ............................ United States 115,266 4,380
Total Warrants (Cost $ 1,620,076 ) ............................................
7,647,571
Shares
Escrows and Litigation Trusts 0.0%
a,c
Sanofi SA, Escrow Account ............................ France 2,333,755 —
Total Escrows and Litigation Trusts (Cost $ – ) .................................
—
Total Long Term Investments (Cost $ 467,924,975 ) .............................
1,011,416,518
a
Short Term Investments 4.5%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.3%
f,g
Franklin Institutional U.S. Government Money Market Fund ,
3.603% ......................................... United States 13,129,514 13,129,514
Total Money Market Funds (Cost $ 13,129,514 ) ................................
13,129,514
Investments from Cash Collateral Received for
Loaned Securities 3.2%
Money Market Funds 3.2%
f,g
Franklin Institutional U.S. Government Money Market Fund ,
3.603% ......................................... United States 32,951,884 32,951,884
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 32,951,884 ) .........................................................
32,951,884
Total Short Term Investments (Cost $ 46,081,398 ) ..............................
46,081,398
a
Total Investments (Cost $ 514,006,373 ) 103.8% ................................
$1,057,497,916
Other Assets, less Liabilities (3.8) % .........................................
(38,527,384)
Net Assets 100.0% .........................................................
$1,018,970,532
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at January 31, 2026.
c
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
d
See Note 3 regarding restricted securities.
e
Variable rate security. The rate shown represents the yield at period end.
f
See Note 5 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Schedule of Investments (unaudited), January 31, 2026
Franklin Core Plus Bond Fund
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
†
Diversified Consumer Services 0.0%
a,b
All Day Electric, Inc. ................................. United States 291 $ —
Machinery 0.0%
†
a
UTEX Industries, Inc. ................................ United States 16,788 884,443
Oil, Gas & Consumable Fuels 0.0%
†
b
Amplify Energy Corp. ................................ United States 5,288 26,546
Birch Permian Holdings, Inc. ........................... United States 46,176 258,585
285,131
Total Common Stocks (Cost $ 11,360,259 ) ....................................
1,169,574
Warrants
Warrants 0.0%
Software 0.0%
a,b,c
WorkCapital BSD SARL , 2/13/26 ........................ Luxembourg 6,000,000 —
Total Warrants (Cost $ 750,000 ) ..............................................
—
Principal
Amount
*
Corporate Bonds 42.7%
Aerospace & Defense 0.9%
d
Axon Enterprise, Inc. ,
Senior Note , 144A, 6.125% , 3/15/30 ................... United States 1,000,000 1,030,449
Senior Note , 144A, 6.25% , 3/15/33 .................... United States 750,000 777,566
Boeing Co. (The) ,
Senior Bond , 3.625% , 2/01/31 ........................ United States 5,000,000 4,820,735
Senior Bond , 6.875% , 3/15/39 ........................ United States 2,600,000 2,937,653
Senior Note , 5.15% , 5/01/30 ......................... United States 8,100,000 8,327,708
d
Bombardier, Inc. , Senior Note , 144A, 6.75% , 6/15/33 ......... Canada 1,025,000 1,077,933
d
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 3,600,000 3,680,946
Howmet Aerospace, Inc. , Senior Note , 4.85% , 10/15/31 .......
United States 2,100,000 2,156,488
24,809,478
Air Freight & Logistics 0.0%
†
FedEx Corp. , Senior Bond , 4.05% , 2/15/48 ................
United States 1,200,000 934,663
Automobile Components 0.1%
d
American Axle & Manufacturing, Inc. , Senior Secured Note , 144A,
6.375% , 10/15/32 .................................. United States 700,000 714,536
d
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 830,000 851,622
1,566,158
Automobiles 0.3%
d
Hyundai Capital America ,
Senior Note , 144A, 5.35% , 3/19/29 .................... United States 1,300,000 1,340,189
Senior Note , 144A, 4.75% , 9/26/31 .................... United States 6,000,000 6,036,637
7,376,826
Banks 5.0%
d
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 6.339%
to 9/17/26, FRN thereafter , 9/18/27 ..................... Netherlands 2,100,000 2,129,270
Banco Santander SA , Sub. Bond , 2.749% , 12/03/30 .........
Spain 3,000,000 2,737,468
Bank of America Corp. ,
Senior Bond , 2.299% to 7/20/31, FRN thereafter , 7/21/32 ... United States 3,500,000 3,128,459

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Bank of America Corp., (continued)
Senior Bond , 4.571% to 4/26/32, FRN thereafter , 4/27/33 ... United States 8,000,000 $ 7,965,158
Sub. Bond , 3.846% to 3/07/32, FRN thereafter , 3/08/37 ..... United States 1,434,000 1,346,596
d
Banque Federative du Credit Mutuel SA , Senior Preferred Note ,
144A, 4.541% , 1/15/31 .............................. France 2,070,000 2,065,769
d
BPCE SA , Senior Non-Preferred Note , 144A, 2.045% to 10/18/26,
FRN thereafter , 10/19/27 ............................ France 7,900,000 7,790,012
Citigroup, Inc. , Senior Bond , 4.412% to 3/30/30, FRN thereafter ,
3/31/31 ......................................... United States 5,600,000 5,600,496
Fifth Third Bancorp , Senior Note , 5.631% to 1/28/31, FRN
thereafter , 1/29/32 ................................. United States 7,300,000 7,650,198
HSBC Holdings plc ,
Senior Bond , 2.848% to 6/03/30, FRN thereafter , 6/04/31 ... United Kingdom 8,300,000 7,773,559
Senior Note , 5.21% to 8/10/27, FRN thereafter , 8/11/28 ..... United Kingdom 5,850,000 5,947,389
Huntington Bancshares, Inc. , Senior Bond , 5.709% to 2/01/34,
FRN thereafter , 2/02/35 ............................. United States 7,300,000 7,599,331
JPMorgan Chase & Co. ,
Senior Bond , 2.522% to 4/21/30, FRN thereafter , 4/22/31 ... United States 9,400,000 8,753,355
Senior Bond , 1.953% to 2/03/31, FRN thereafter , 2/04/32 ... United States 3,400,000 3,028,679
Senior Bond , 5.336% to 1/22/34, FRN thereafter , 1/23/35 ... United States 2,500,000 2,575,897
Sub. Bond , 5.576% to 7/22/35, FRN thereafter , 7/23/36 ..... United States 1,620,000 1,664,934
Mizuho Financial Group, Inc. , Senior Note , 5.778% to 7/05/28,
FRN thereafter , 7/06/29 ............................. Japan 5,100,000 5,300,956
Royal Bank of Canada , Senior Note , 5.2% , 8/01/28 ..........
Canada 1,800,000 1,856,692
Santander UK Group Holdings plc , Senior Note , 1.673% to
6/23/26, FRN thereafter , 6/14/27 ...................... United Kingdom 6,700,000 6,640,554
d
Societe Generale SA ,
Senior Non-Preferred Bond , 144A, 2.889% to 6/08/31, FRN
thereafter , 6/09/32 ................................. France 7,500,000 6,823,506
Senior Non-Preferred Note , 144A, 1.792% to 6/08/26, FRN
thereafter , 6/09/27 ................................. France 7,200,000 7,137,813
Toronto-Dominion Bank (The) , Senior Note , 4.693% , 9/15/27 ...
Canada 9,900,000 10,023,412
d
UniCredit SpA , Senior Preferred Bond , 144A, 3.127% to 6/02/31,
FRN thereafter , 6/03/32 ............................. Italy 5,300,000 4,915,617
Wells Fargo & Co. ,
Senior Note , 6.303% to 10/22/28, FRN thereafter , 10/23/29 .. United States 7,400,000 7,816,197
Senior Note , 5.198% to 1/22/29, FRN thereafter , 1/23/30 .... United States 4,400,000 4,531,471
132,802,788
Biotechnology 0.5%
Amgen, Inc. ,
Senior Bond , 4.2% , 3/01/33 .......................... United States 4,000,000 3,902,801
Senior Bond , 5.25% , 3/02/33 ......................... United States 6,600,000 6,831,935
d
Genmab A/S / Genmab Finance LLC , Senior Secured Note ,
144A, 6.25% , 12/15/32 .............................. Denmark 2,230,000 2,287,384
13,022,120
Broadline Retail 0.2%
a ,d ,e
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, 3% ,
12/31/22 ........................................ South Africa 10,914,248 —
a ,d ,e
K2016470260 South Africa Ltd. , Senior Secured Note , 144A,
25% , 12/31/22 .................................... South Africa 4,807,777 —
d
Wayfair LLC , Senior Secured Note , 144A, 7.25% , 10/31/29 .... United States 4,500,000 4,708,634
4,708,634

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Building Products 0.5%
Carlisle Cos., Inc. , Senior Bond , 5.25% , 9/15/35 ............
United States 665,000 $ 677,500
d
JH North America Holdings, Inc. , Senior Secured Note , 144A,
5.875% , 1/31/31 ................................... United States 475,000 483,398
d
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 2,900,000 2,980,295
Owens Corning , Senior Bond , 5.7% , 6/15/34 ...............
United States 7,300,000 7,678,567
d
Quikrete Holdings, Inc. ,
Senior Note , 144A, 6.75% , 3/01/33 .................... United States 500,000 519,711
Senior Secured Note , 144A, 6.375% , 3/01/32 ............ United States 1,000,000 1,037,612
13,377,083
Capital Markets 2.8%
Deutsche Bank AG , Senior Preferred Note , 5.371% , 9/09/27 ...
Germany 4,800,000 4,921,990
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 2.383% to 7/20/31, FRN thereafter , 7/21/32 ... United States 6,500,000 5,814,133
Senior Bond , 5.536% to 1/27/35, FRN thereafter , 1/28/36 ... United States 9,800,000 10,134,662
Senior Bond , 5.065% to 1/20/36, FRN thereafter , 1/21/37 ... United States 1,035,000 1,030,962
Senior Note , 4.387% to 6/14/26, FRN thereafter , 6/15/27 .... United States 3,400,000 3,404,397
Senior Note , 1.948% to 10/20/26, FRN thereafter , 10/21/27 .. United States 3,000,000 2,955,598
d
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.125% , 11/01/32 ............................. United States 4,650,000 4,738,615
Morgan Stanley ,
Senior Bond , 3.591% , 7/22/28 ........................ United States 10,000,000 9,937,220
Senior Bond , 1.794% to 2/12/31, FRN thereafter , 2/13/32 ... United States 5,000,000 4,391,114
Senior Bond , 5.466% to 1/17/34, FRN thereafter , 1/18/35 ... United States 1,900,000 1,966,103
Senior Bond , 5.073% to 1/29/36, FRN thereafter , 1/30/37 ... United States 1,585,000 1,579,469
Senior Note , 4.493% to 1/15/31, FRN thereafter , 1/16/32 .... United States 1,555,000 1,554,316
Sub. Bond , 5.948% to 1/18/33, FRN thereafter , 1/19/38 ..... United States 542,000 567,091
d
MSCI, Inc. , Senior Bond , 144A, 3.25% , 8/15/33 ............. United States 11,800,000 10,501,676
d
Prologis Targeted US Logistics Fund LP , Senior Note , 144A,
5.25% , 4/01/29 ................................... United States 2,400,000 2,471,833
d
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 565,000 583,356
d
StoneX Group, Inc. , Senior Secured Note , 144A, 7.875% , 3/01/31 United States 2,600,000 2,767,747
UBS Group AG , Senior Note , 4.55% , 4/17/26 ..............
Switzerland 4,000,000 4,006,408
73,326,690
Chemicals 0.4%
d
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 1,500,000 1,543,174
d
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 1,229,000 1,256,308
d
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 3,800,000 3,705,562
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 875,000 702,454
d
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 2,000,000 2,127,587
9,335,085
Commercial Services & Supplies 0.5%
d
Neptune Bidco US, Inc. , Senior Secured Note , 144A, 9.5% ,
2/15/33 ......................................... United States 780,000 795,223
Republic Services, Inc. , Senior Note , 5.15% , 3/15/35 .........
United States 5,300,000 5,463,411
d
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 3,000,000 3,124,524
d
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 800,000 823,892

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies (continued)
d
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 4,000,000 $ 4,164,964
14,372,014
Communications Equipment 0.3%
Motorola Solutions, Inc. , Senior Bond , 5.4% , 4/15/34 .........
United States 7,300,000 7,519,183
Construction & Engineering 0.1%
d
Arcosa, Inc. ,
Senior Note , 144A, 4.375% , 4/15/29 ................... United States 3,600,000 3,541,932
Senior Note , 144A, 6.875% , 8/15/32 ................... United States 400,000 422,361
3,964,293
Consumer Finance 1.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.4% , 10/29/33 ......................... Ireland 7,700,000 6,935,111
Senior Note , 4.125% , 2/28/29 ........................ Ireland 710,000 707,682
American Express Co. , Senior Bond , 5.442% to 1/29/35, FRN
thereafter , 1/30/36 ................................. United States 10,000,000 10,326,811
d
Avolon Holdings Funding Ltd. , Senior Note , 144A, 4.9% , 10/10/30 Ireland 7,735,000 7,783,900
Capital One Financial Corp. , Senior Bond , 5.268% to 5/09/32,
FRN thereafter , 5/10/33 ............................. United States 8,600,000 8,776,172
d
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 5,000,000 5,203,760
General Motors Financial Co., Inc. ,
Senior Bond , 5.45% , 9/06/34 ......................... United States 1,265,000 1,285,215
Senior Note , 4.2% , 10/27/28 ......................... United States 815,000 817,260
OneMain Finance Corp. ,
Senior Note , 6.5% , 3/15/33 .......................... United States 665,000 668,949
Senior Note , 6.75% , 9/15/33 ......................... United States 2,900,000 2,935,767
45,440,627
Consumer Staples Distribution & Retail 0.1%
d
US Foods, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ......... United States 2,300,000 2,267,546
Containers & Packaging 0.4%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 1,550,000 1,560,180
d
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 3,300,000 3,328,032
d
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 2,125,000 2,052,700
WRKCo, Inc. , Senior Bond , 3% , 6/15/33 ..................
United States 3,600,000 3,209,685
10,150,597
Diversified Consumer Services 0.2%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....
United States 4,300,000 4,310,853
Diversified REITs 0.3%
d
Global Net Lease, Inc. / Global Net Lease Operating Partnership
LP , Senior Note , 144A, 3.75% , 12/15/27 ................. United States 3,000,000 2,921,537
VICI Properties LP , Senior Note , 5.625% , 4/01/35 ...........
United States 5,000,000 5,097,154
8,018,691
Diversified Telecommunication Services 1.2%
d
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 2,385,000 2,480,386
AT&T, Inc. ,
Senior Bond , 2.55% , 12/01/33 ........................ United States 5,000,000 4,255,101

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
AT&T, Inc., (continued)
f
Senior Bond , 5.125% , 4/30/36 ........................ United States 1,320,000 $ 1,315,091
Senior Bond , 3.65% , 9/15/59 ......................... United States 4,000,000 2,642,089
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
4.5% , 5/01/32 .................................... United States 3,000,000 2,694,772
d
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 895,000 923,337
Comcast Corp. , Senior Bond , 4.8% , 5/15/33 ...............
United States 5,200,000 5,226,391
Verizon Communications, Inc. ,
Senior Note , 2.355% , 3/15/32 ........................ United States 8,400,000 7,407,622
Senior Note , 4.75% , 1/15/33 ......................... United States 2,090,000 2,091,207
d
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 1,310,000 1,367,574
30,403,570
Electric Utilities 2.7%
American Electric Power Co., Inc. ,
C , Junior Sub. Bond , 5.8% to 3/14/31, FRN thereafter , 3/15/56 United States 2,600,000 2,601,076
D , Junior Sub. Bond , 6.05% to 3/14/36, FRN thereafter ,
3/15/56 ......................................... United States 865,000 859,269
d
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 3,000,000 2,994,882
DTE Electric Co. , Senior Bond , 5.25% , 5/15/35 .............
United States 740,000 758,728
Duke Energy Corp. ,
Senior Bond , 2.45% , 6/01/30 ......................... United States 6,200,000 5,758,673
Senior Bond , 3.75% , 9/01/46 ......................... United States 1,600,000 1,214,238
Duke Energy Ohio, Inc. , Senior Bond , 5.25% , 4/01/33 ........
United States 1,000,000 1,035,942
d
Enel Finance International NV , Senior Note , 144A, 4.375% ,
9/30/30 ......................................... Italy 2,770,000 2,764,507
Exelon Corp. ,
Senior Bond , 4.05% , 4/15/30 ......................... United States 13,400,000 13,280,915
Senior Bond , 4.45% , 4/15/46 ......................... United States 1,400,000 1,177,533
d
NRG Energy, Inc. , Senior Bond , 144A, 6% , 1/15/36 .......... United States 3,325,000 3,361,266
Pacific Gas and Electric Co. , Senior Secured Bond , 3.25% ,
6/01/31 ......................................... United States 6,000,000 5,593,810
Southern Co. (The) ,
Senior Bond , 4.4% , 7/01/46 .......................... United States 5,000,000 4,230,663
Senior Note , 5.5% , 3/15/29 .......................... United States 6,100,000 6,337,131
Virginia Electric and Power Co. , Senior Bond , 6.35% , 11/30/37 .
United States 820,000 900,394
d
Vistra Operations Co. LLC ,
Senior Note , 144A, 4.375% , 5/01/29 ................... United States 3,000,000 2,963,855
Senior Secured Bond , 144A, 4.3% , 7/15/29 .............. United States 6,000,000 5,971,737
Senior Secured Bond , 144A, 5.25% , 10/15/35 ............ United States 1,000,000 990,719
Xcel Energy, Inc. ,
Senior Bond , 4.6% , 6/01/32 .......................... United States 2,900,000 2,889,914
Senior Bond , 5.45% , 8/15/33 ......................... United States 4,500,000 4,646,383
70,331,635
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp. , Senior Note , 4.4% , 2/15/33 ...............
United States 2,845,000 2,813,193
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ..
United States 5,000,000 4,826,514
Flex Ltd. , Senior Bond , 4.875% , 5/12/30 ..................
United States 7,100,000 7,200,313

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electronic Equipment, Instruments & Components (continued)
d
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 4,000,000 $ 3,889,469
18,729,489
Energy Equipment & Services 0.5%
d
Archrock Services LP / Archrock Partners Finance Corp. , Senior
Note , 144A, 6% , 2/01/34 ............................ United States 1,045,000 1,044,703
d
Kodiak Gas Services LLC , Senior Note , 144A, 7.25% , 2/15/29 .. United States 5,000,000 5,189,100
d
Transocean International Ltd. , Senior Secured Note , 144A,
8.75% , 2/15/30 ................................... United States 3,750,000 3,911,021
d
Weatherford International Ltd. , Senior Note , 144A, 6.75% ,
10/15/33 ........................................ United States 1,805,000 1,870,339
12,015,163
Entertainment 0.2%
d
Banijay Entertainment SAS ,
Senior Secured Note , 144A, 7% , 5/01/29 ................ France 2,000,000 EUR 2,464,800
Senior Secured Note , 144A, 8.125% , 5/01/29 ............ France 308,809 321,449
Warnermedia Holdings, Inc. , Senior Note , 4.054% , 3/15/29 ....
United States 2,100,000 2,038,303
4,824,552
Financial Services 0.6%
Corebridge Financial, Inc. , Senior Note , 6.05% , 9/15/33 .......
United States 4,900,000 5,238,580
d
CrossCountry Intermediate HoldCo LLC ,
Senior Note , 144A, 6.5% , 10/01/30 .................... United States 1,000,000 1,016,240
Senior Note , 144A, 6.75% , 12/01/32 ................... United States 625,000 630,595
d
Freedom Mortgage Holdings LLC ,
Senior Note , 144A, 8.375% , 4/01/32 ................... United States 2,575,000 2,695,445
Senior Note , 144A, 7.875% , 4/01/33 ................... United States 830,000 847,129
d
Jefferson Capital Holdings LLC , Senior Note , 144A, 8.25% ,
5/15/30 ......................................... United States 3,900,000 4,111,929
d
Petronas Capital Ltd. , Senior Note , 144A, 4.95% , 1/03/31 ..... Malaysia 2,170,000 2,237,714
16,777,632
Food Products 0.7%
d
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 770,000 780,477
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings ,
Senior Note , 3% , 2/02/29 ........................... United States 1,500,000 1,452,346
Senior Note , 3.625% , 1/15/32 ........................ United States 3,500,000 3,290,570
Kraft Heinz Foods Co. , Senior Bond , 5% , 6/04/42 ...........
United States 3,175,000 2,897,651
d
Mars, Inc. , Senior Note , 144A, 5.2% , 3/01/35 ............... United States 8,580,000 8,787,700
17,208,744
Gas Utilities 0.1%
Piedmont Natural Gas Co., Inc. , Senior Bond , 3.35% , 6/01/50 ..
United States 2,800,000 1,928,774
Ground Transportation 0.7%
d
Ashtead Capital, Inc. , Senior Bond , 144A, 5.8% , 4/15/34 ...... United Kingdom 900,000 943,876
Burlington Northern Santa Fe LLC , Senior Bond , 5.55% , 3/15/56
United States 1,355,000 1,341,391
d
SMBC Aviation Capital Finance DAC , Senior Bond , 144A, 5.7% ,
7/25/33 ......................................... Ireland 7,300,000 7,628,629
d
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 2,915,000 3,057,544

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Ground Transportation (continued)
d
XPO, Inc. , Senior Note , 144A, 7.125% , 2/01/32 ............. United States 4,000,000 $ 4,218,776
17,190,216
Health Care Equipment & Supplies 0.4%
d
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 4,000,000 4,175,000
Baxter International, Inc. , Senior Note , 2.272% , 12/01/28 ......
United States 4,700,000 4,455,274
d
Medline Borrower LP , Senior Secured Note , 144A, 3.875% ,
4/01/29 ......................................... United States 2,380,000 2,328,842
10,959,116
Health Care Providers & Services 2.3%
Centene Corp. ,
Senior Note , 4.625% , 12/15/29 ....................... United States 2,300,000 2,243,119
Senior Note , 3.375% , 2/15/30 ........................ United States 1,400,000 1,292,202
Senior Note , 2.625% , 8/01/31 ........................ United States 5,300,000 4,561,271
d
CHS/Community Health Systems, Inc. ,
Senior Secured Note , 144A, 6% , 1/15/29 ................ United States 2,000,000 1,996,000
Senior Secured Note , 144A, 10.875% , 1/15/32 ........... United States 900,000 970,009
Senior Secured Note , 144A, 9.75% , 1/15/34 ............. United States 2,000,000 2,087,666
Cigna Group (The) , Senior Bond , 5.25% , 2/15/34 ...........
United States 7,300,000 7,479,050
d
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 1,500,000 1,572,383
CVS Health Corp. ,
Senior Bond , 1.75% , 8/21/30 ......................... United States 4,000,000 3,556,240
Senior Bond , 1.875% , 2/28/31 ........................ United States 990,000 872,095
Senior Bond , 5.3% , 6/01/33 .......................... United States 3,000,000 3,076,025
Senior Bond , 2.7% , 8/21/40 .......................... United States 6,300,000 4,492,928
d
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ........... United States 5,000,000 4,813,429
Elevance Health, Inc. , Senior Bond , 3.7% , 9/15/49 ..........
United States 1,400,000 1,029,089
HCA, Inc. ,
Senior Bond , 3.5% , 9/01/30 .......................... United States 11,900,000 11,443,785
Senior Note , 4.6% , 11/15/32 ......................... United States 1,385,000 1,372,507
Icon Investments Six DAC , Senior Secured Bond , 6% , 5/08/34 .
United States 460,000 483,743
d
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 4,000,000 3,951,285
d ,g
MPH Acquisition Holdings LLC ,
Senior Secured Note , 144A, PIK, 11.5% , 12/31/30 ......... United States 709,332 745,176
Senior Secured Note , 144A, PIK, 6.75% , 3/31/31 ......... United States 2,820,744 2,377,290
d
Tenet Healthcare Corp. , Senior Note , 144A, 6% , 11/15/33 ..... United States 1,360,000 1,400,123
61,815,415
Health Care REITs 0.4%
Alexandria Real Estate Equities, Inc. ,
Senior Bond , 1.875% , 2/01/33 ........................ United States 6,400,000 5,256,090
Senior Bond , 5.25% , 5/15/36 ......................... United States 2,200,000 2,191,355
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond , 3.5% , 3/15/31 .......................... United States 3,000,000 2,225,531
d
Senior Secured Note , 144A, 8.5% , 2/15/32 .............. United States 600,000 643,162
10,316,138
Health Care Technology 0.1%
d
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 3,700,000 3,848,740

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotel & Resort REITs 0.2%
d
Pebblebrook Hotel LP / PEB Finance Corp. , Senior Note , 144A,
6.375% , 10/15/29 .................................. United States 2,000,000 $ 2,045,936
d
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note ,
144A, 6.5% , 4/01/32 ............................... United States 3,800,000 3,932,890
5,978,826
Hotels, Restaurants & Leisure 0.9%
d
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 4,000,000 3,818,845
d
Allwyn Entertainment Financing UK plc , Senior Secured Note ,
144A, 7.875% , 4/30/29 .............................. Switzerland 2,000,000 2,083,377
d
Carnival Corp. , Senior Note , 144A, 5.75% , 3/15/30 .......... United States 4,000,000 4,120,896
Great Canadian Gaming Corp. / Raptor LLC ,
d
Senior Secured Note , 144A, 8.75% , 11/15/29 ............ Canada 1,800,000 1,831,522
d
NCL Corp. Ltd. , Senior Note , 144A, 6.25% , 9/15/33 .......... United States 1,680,000 1,690,072
d
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp. ,
Senior Secured Note , 144A, 6.25% , 10/15/30 ............. United States 645,000 655,083
d
Royal Caribbean Cruises Ltd. ,
Senior Note , 144A, 5.625% , 9/30/31 ................... United States 1,500,000 1,542,506
Senior Note , 144A, 6% , 2/01/33 ...................... United States 5,500,000 5,671,277
d
Viking Cruises Ltd. , Senior Note , 144A, 5.875% , 10/15/33 ..... United States 2,030,000 2,058,951
23,472,529
Household Durables 0.4%
d
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior
Note , 144A, 6.875% , 8/01/33 ......................... United States 940,000 949,173
d
K. Hovnanian Enterprises, Inc. ,
Senior Note , 144A, 8% , 4/01/31 ...................... United States 350,000 358,794
Senior Note , 144A, 8.375% , 10/01/33 .................. United States 525,000 536,949
Newell Brands, Inc. ,
Senior Note , 6.375% , 5/15/30 ........................ United States 250,000 247,357
Senior Note , 6.625% , 5/15/32 ........................ United States 200,000 196,008
d
Senior Note , 144A, 8.5% , 6/01/28 ..................... United States 1,000,000 1,049,155
Toll Brothers Finance Corp. , Senior Bond , 3.8% , 11/01/29 .....
United States 4,900,000 4,835,752
d
Weekley Homes LLC / Weekley Finance Corp. ,
Senior Note , 144A, 4.875% , 9/15/28 ................... United States 3,000,000 2,963,029
Senior Note , 144A, 6.75% , 1/15/34 .................... United States 490,000 493,130
11,629,347
Independent Power and Renewable Electricity Producers 0.8%
d
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 1,080,000 1,121,301
d
Atlantica Sustainable Infrastructure Ltd. , Senior Note , 144A,
4.125% , 6/15/28 ................................... Spain 1,528,000 1,500,281
d
Clearway Energy Operating LLC , Senior Note , 144A, 3.75% ,
2/15/31 ......................................... United States 4,300,000 4,029,459
Constellation Energy Generation LLC ,
Senior Bond , 5.8% , 3/01/33 .......................... United States 3,000,000 3,188,315
Senior Bond , 6.125% , 1/15/34 ........................ United States 2,000,000 2,159,684
Senior Note , 4.4% , 1/15/31 .......................... United States 1,110,000 1,107,705
d
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ................................... United States 4,300,000 4,170,935
d
Talen Energy Supply LLC , Senior Secured Note , 144A, 8.625% ,
6/01/30 ......................................... United States 3,000,000 3,166,740
20,444,420

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance 2.1%
d
AIA Group Ltd. , Senior Bond , 144A, 4.95% , 4/04/33 ......... Hong Kong 3,100,000 $ 3,186,931
d
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Secured Note , 144A, 6.75% , 4/15/28 .............. United States 3,000,000 3,051,300
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .......
United States 6,400,000 4,777,502
Arthur J Gallagher & Co. , Senior Note , 5% , 2/15/32 ..........
United States 2,075,000 2,123,474
d
Asurion LLC and Asurion Co-Issuer, Inc. ,
Senior Secured Note , 144A, 8% , 12/31/32 ............... United States 1,280,000 1,338,182
Senior Secured Note , 144A, 8.375% , 2/01/34 ............ United States 1,625,000 1,644,337
d
Athene Global Funding ,
Secured Note , 144A, 5.033% , 7/17/30 .................. United States 3,800,000 3,834,332
Senior Secured Bond , 144A, 5.543% , 8/22/35 ............ United States 1,200,000 1,203,877
Brown & Brown, Inc. , Senior Bond , 5.65% , 6/11/34 ..........
United States 7,300,000 7,521,469
d
Corebridge Global Funding , Secured Note , 144A, 5.9% , 9/19/28 United States 2,100,000 2,193,607
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 2,200,000 2,287,258
d
Metropolitan Life Global Funding I ,
Secured Note , 144A, 5.05% , 1/06/28 ................... United States 9,600,000 9,819,659
Secured Note , 144A, 4.3% , 8/25/29 .................... United States 3,000,000 3,012,216
d
RGA Global Funding , Secured Note , 144A, 5.5% , 1/11/31 ..... United States 6,400,000 6,662,443
d
Sammons Financial Group, Inc. , Senior Bond , 144A, 6.875% ,
4/15/34 ......................................... United States 3,700,000 4,039,261
56,695,848
IT Services 0.3%
d
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ......................................... United States 2,000,000 1,992,730
d
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 2,450,000 2,252,808
d
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 3,100,000 3,161,644
7,407,182
Leisure Products 0.0%
†
Brunswick Corp. , Senior Bond , 2.4% , 8/18/31 ..............
United States 1,300,000 1,146,601
Machinery 0.2%
d
ESAB Corp. , Senior Note , 144A, 6.25% , 4/15/29 ............ United States 3,400,000 3,497,859
d
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 2,000,000 2,049,108
5,546,967
Media 1.8%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond , 2.8% , 4/01/31 ................... United States 15,900,000 14,337,142
Senior Secured Bond , 5.85% , 12/01/35 ................. United States 1,255,000 1,249,577
d
Clear Channel Outdoor Holdings, Inc. , Senior Secured Note ,
144A, 7.5% , 3/15/33 ............................... United States 3,700,000 3,933,847
d
Directv Financing LLC , Senior Secured Note , 144A, 8.875% ,
2/01/30 ......................................... United States 1,440,000 1,459,813
d
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................. United States 1,640,000 1,648,833
Fox Corp. , Senior Bond , 6.5% , 10/13/33 ..................
United States 5,500,000 6,047,583
d
Gray Media, Inc. , Senior Secured Note , 144A, 7.25% , 8/15/33 .. United States 1,775,000 1,818,519
d
McGraw-Hill Education, Inc. , Senior Secured Note , 144A,
7.375% , 9/01/31 ................................... United States 2,000,000 2,103,916
d
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Bond , 144A, 4.625% , 3/15/30 ......................... United States 2,000,000 1,953,998

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
Paramount Global , Senior Bond , 4.2% , 5/19/32 .............
United States 7,300,000 $ 6,593,633
d
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 2,750,000 2,846,154
d
Univision Communications, Inc. , Senior Secured Note , 144A,
9.375% , 8/01/32 ................................... United States 720,000 775,531
d
VZ Secured Financing BV , Senior Secured Note , 144A, 7.5% ,
1/15/33 ......................................... Netherlands 1,630,000 1,636,093
46,404,639
Metals & Mining 0.2%
d
Commercial Metals Co. ,
Senior Bond , 144A, 6% , 12/15/35 ..................... United States 1,040,000 1,063,067
Senior Note , 144A, 5.75% , 11/15/33 ................... United States 520,000 528,927
d
Mineral Resources Ltd. , Senior Note , 144A, 7% , 4/01/31 ...... Australia 685,000 720,521
d
Novelis Corp. , Senior Note , 144A, 6.375% , 8/15/33 .......... United States 2,480,000 2,528,087
4,840,602
Multi-Utilities 0.7%
Dominion Energy, Inc. ,
A , Senior Note , 4.35% , 8/15/32 ....................... United States 3,200,000 3,137,438
C , Senior Note , 3.375% , 4/01/30 ...................... United States 7,800,000 7,533,263
DTE Energy Co. , Senior Note , 4.875% , 6/01/28 .............
United States 5,700,000 5,798,955
Public Service Enterprise Group, Inc. , Senior Bond , 5.4% , 3/15/35
United States 2,225,000 2,289,065
18,758,721
Oil, Gas & Consumable Fuels 4.9%
d
Aker BP ASA , Senior Bond , 144A, 3.1% , 7/15/31 ............ Norway 8,700,000 8,006,531
d
Antero Resources Corp. , Senior Note , 144A, 7.625% , 2/01/29 .. United States 4,969,000 5,047,903
d
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Secured Note , 144A, 9.25% , 7/15/29 .............. United States 4,400,000 4,532,000
Canadian Natural Resources Ltd. , Senior Bond , 2.95% , 7/15/30
Canada 8,200,000 7,750,337
Cheniere Energy, Inc. , Senior Note , 5.65% , 4/15/34 ..........
United States 1,600,000 1,659,520
d
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 1,400,000 1,326,211
d
Crescent Energy Finance LLC ,
Senior Note , 144A, 7.375% , 1/15/33 ................... United States 750,000 726,223
Senior Note , 144A, 8.375% , 1/15/34 ................... United States 1,865,000 1,883,967
d
DT Midstream, Inc. , Senior Bond , 144A, 4.375% , 6/15/31 ..... United States 6,600,000 6,472,759
Eastern Energy Gas Holdings LLC , Senior Bond , 5.8% , 1/15/35
United States 6,700,000 7,081,351
Energy Transfer LP ,
Senior Note , 6.4% , 12/01/30 ......................... United States 6,000,000 6,495,116
d
Senior Note , 144A, 6% , 2/01/29 ...................... United States 4,000,000 4,040,215
d
Harbour Energy plc , Senior Note , 144A, 5.5% , 10/15/26 ...... United Kingdom 2,500,000 2,503,899
d
Hess Midstream Operations LP , Senior Note , 144A, 6.5% , 6/01/29 United States 2,700,000 2,796,036
d
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 1,120,000 1,148,749
d
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 5,000,000 5,062,785
MPLX LP , Senior Bond , 5.4% , 4/01/35 ....................
United States 9,100,000 9,196,148
ONEOK, Inc. ,
Senior Bond , 5.375% , 6/01/29 ........................ United States 10,900,000 11,240,609
d
Senior Note , 144A, 5.625% , 1/15/28 ................... United States 1,700,000 1,735,905
d
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 1,700,000 1,730,375
d
Raizen Fuels Finance SA , Senior Note , 144A, 6.25% , 7/08/32 .. Brazil 1,100,000 922,625
Sabine Pass Liquefaction LLC , Senior Secured Note , 4.5% ,
5/15/30 ......................................... United States 10,000,000 10,055,389

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
d
Transcontinental Gas Pipe Line Co. LLC , Senior Bond , 144A,
5.1% , 3/15/36 .................................... United States 1,525,000 $ 1,531,457
d
Var Energi ASA , Senior Bond , 144A, 8% , 11/15/32 .......... Norway 9,000,000 10,318,365
d
Venture Global Calcasieu Pass LLC , Senior Secured Bond , 144A,
4.125% , 8/15/31 ................................... United States 2,600,000 2,400,553
d
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ......................................... United States 5,500,000 5,629,058
d
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond , 144A, 7.75% , 5/01/35 ............. United States 900,000 1,004,038
Senior Secured Bond , 144A, 6.75% , 1/15/36 ............. United States 730,000 765,573
Senior Secured Note , 144A, 7.5% , 5/01/33 .............. United States 900,000 987,280
Senior Secured Note , 144A, 6.5% , 1/15/34 .............. United States 440,000 456,838
Viper Energy Partners LLC , Senior Bond , 5.7% , 8/01/35 ......
United States 1,840,000 1,874,261
d
Western Midstream Operating LP , Senior Note , 144A, 7.25% ,
4/01/30 ......................................... United States 1,900,000 2,022,888
128,404,964
Passenger Airlines 0.0%
†
d
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 700,000 748,863
Personal Care Products 0.4%
d
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC , Senior Secured Note , 144A, 4.75% ,
1/15/29 ......................................... United States 8,000,000 7,921,773
d
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 3,175,000 3,241,872
11,163,645
Pharmaceuticals 1.2%
d
Bayer US Finance II LLC , Senior Bond , 144A, 4.375% , 12/15/28 Germany 11,700,000 11,738,594
d
Endo Finance Holdings LP , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 2,200,000 2,330,585
Merck & Co., Inc. ,
Senior Bond , 4.75% , 12/04/35 ........................ United States 1,190,000 1,180,279
Senior Note , 4.45% , 12/04/32 ........................ United States 740,000 742,042
Novartis Capital Corp. , Senior Note , 4.1% , 11/05/30 .........
United States 5,305,000 5,306,515
Pfizer Investment Enterprises Pte. Ltd. , Senior Bond , 4.75% ,
5/19/33 ......................................... United States 3,500,000 3,536,312
Royalty Pharma plc ,
Senior Bond , 5.2% , 9/25/35 .......................... United States 1,250,000 1,256,971
Senior Bond , 3.3% , 9/02/40 .......................... United States 5,300,000 4,121,039
Teva Pharmaceutical Finance Netherlands III BV , Senior Bond ,
4.1% , 10/01/46 ................................... Israel 280,000 214,423
30,426,760
Professional Services 0.0%
†
d
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 1,275,000 1,324,453
Residential REITs 0.1%
Essex Portfolio LP , Senior Bond , 5.375% , 4/01/35 ...........
United States 2,600,000 2,666,540
Semiconductors & Semiconductor Equipment 0.5%
Broadcom, Inc. ,
Senior Bond , 4.95% , 1/15/36 ......................... United States 1,230,000 1,229,258
Senior Bond , 5.7% , 1/15/56 .......................... United States 185,000 186,560
d
Foundry JV Holdco LLC ,
Senior Secured Bond , 144A, 6.25% , 1/25/35 ............. United States 7,400,000 7,877,469
Senior Secured Bond , 144A, 6.4% , 1/25/38 .............. United States 1,315,000 1,409,412

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment (continued)
d
Foundry JV Holdco LLC, (continued)
Senior Secured Note , 144A, 5.9% , 1/25/33 .............. United States 1,565,000 $ 1,642,827
d
Qnity Electronics, Inc. ,
Senior Note , 144A, 6.25% , 8/15/33 .................... United States 320,000 330,670
Senior Secured Note , 144A, 5.75% , 8/15/32 ............. United States 550,000 560,980
13,237,176
Software 0.3%
d
Gen Digital, Inc. , Senior Note , 144A, 6.25% , 4/01/33 ......... United States 750,000 754,421
Oracle Corp. ,
Senior Bond , 4.3% , 7/08/34 .......................... United States 8,000,000 7,227,966
Senior Note , 4.8% , 9/26/32 .......................... United States 915,000 886,189
8,868,576
Specialized REITs 0.3%
American Tower Corp. , Senior Note , 4.7% , 12/15/32 .........
United States 925,000 926,097
d
Iron Mountain, Inc. , Senior Note , 144A, 7% , 2/15/29 ......... United States 5,200,000 5,346,427
d
Millrose Properties, Inc. ,
Senior Note , 144A, 6.375% , 8/01/30 ................... United States 1,995,000 2,037,623
Senior Note , 144A, 6.25% , 9/15/32 .................... United States 505,000 511,060
8,821,207
Specialty Retail 0.1%
AutoNation, Inc. , Senior Bond , 4.75% , 6/01/30 .............
United States 1,900,000 1,917,626
Technology Hardware, Storage & Peripherals 0.5%
Dell International LLC / EMC Corp. , Senior Bond , 5.4% , 4/15/34
United States 7,800,000 7,967,163
Hewlett Packard Enterprise Co. , Senior Note , 4.85% , 10/15/31 .
United States 4,500,000 4,539,596
d
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 144A,
5.875% , 7/15/30 ................................... United States 1,600,000 1,649,573
14,156,332
Textiles, Apparel & Luxury Goods 0.1%
Tapestry, Inc. , Senior Bond , 5.5% , 3/11/35 .................
United States 1,820,000 1,857,255
Tobacco 0.5%
BAT Capital Corp. ,
Senior Bond , 4.39% , 8/15/37 ......................... United Kingdom 1,700,000 1,561,403
Senior Note , 4.625% , 3/22/33 ........................ United Kingdom 4,985,000 4,941,467
Philip Morris International, Inc. , Senior Bond , 5.375% , 2/15/33 ..
United States 7,200,000 7,495,847
13,998,717
Trading Companies & Distributors 0.2%
d
EquipmentShare.com, Inc. , Secured Note , 144A, 8.625% , 5/15/32 United States 3,000,000 3,210,831
d
WESCO Distribution, Inc. , Senior Note , 144A, 6.375% , 3/15/29 . United States 3,000,000 3,096,816
6,307,647
Transportation Infrastructure 0.0%
†
d ,h
Rutas 2 and 7 Finance Ltd. , Senior Secured Bond , 144A, 2 .49% ,
9/30/36 ......................................... United States 205,334 157,871
Wireless Telecommunication Services 1.1%
d
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 4,500,000 4,781,777
a ,h
Digicel Group Holdings Ltd. ,
29 .35% , 11/17/33 ................................. Bermuda 677,343 21,434

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
a,h
Digicel Group Holdings Ltd., (continued)
30 .9% , 11/17/33 .................................. Bermuda 72,906 $ 8,936
d
Iliad Holding SAS , Senior Secured Note , 144A, 7% , 10/15/28 .. France 2,000,000 2,024,468
T-Mobile USA, Inc. ,
Senior Bond , 5% , 2/15/36 ........................... United States 2,485,000 2,460,692
Senior Bond , 3.3% , 2/15/51 .......................... United States 4,800,000 3,199,394
Senior Note , 3.875% , 4/15/30 ........................ United States 13,400,000 13,174,413
d
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 3,000,000 3,171,819
28,842,933
Total Corporate Bonds (Cost $ 1,139,825,661 ) .................................
1,128,878,760
Senior Floating Rate Interests 1.7%
i
Aerospace & Defense 0.0%
†
Goat Holdco LLC, First Lien, CME Term Loan, B , 6.172% ,
( 1-month SOFR + 2.5% ), 1/27/32 ...................... United States 217,756 218,087
TransDigm, Inc., First Lien, CME Term Loan, K , 5.922% , ( 1-month
SOFR + 2.25% ), 3/22/30 ............................ United States 623,438 623,593
841,680
a a a a a a
Air Freight & Logistics 0.0%
†
i
Rand Parent LLC, First Lien, CME Term Loan, B , 6.672% ,
( 3-month SOFR + 3% ), 3/18/30 ....................... United States 393,374 394,725
i
Automobile Components 0.1%
f
American Axle & Manufacturing, Inc., First Lien, Incremental CME
Term Loan, C , 7.408% , ( 12-month SOFR + 3.25% ), 9/20/32 .. United States 295,398 296,506
Clarios Global LP, First Lien, Amendment No. 6 Dollar CME Term
Loan , 6.422% , ( 1-month SOFR + 2.75% ), 1/28/32 ......... United States 768,016 770,174
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan , 7.678% , ( 3-month SOFR + 3.75% ), 10/04/28 ........ United States 347,032 345,774
g
First Brands Group LLC, First Lien, 2021 CME Term Loan , PIK,
10.814% , ( 1-month SOFR + 7% ), 3/30/27 ................ United States 437,275 2,442
g
First Brands Group LLC, First Lien, Debtor-In-Possession Roll
Up CME Term Loan , PIK, 13.759% , ( 12-month SOFR + 10% ),
6/29/26 ......................................... United States 311,010 2,451
g
First Brands Group LLC, First Lien, USD Debtor-In-Possession
New Money CME Term Loan , PIK, 5.238% , ( 1-month SOFR +
1.55% ), 6/29/26 ................................... United States 267,051 40,281
g
First Brands Group LLC, Second Lien, 2021 CME Term Loan ,
PIK, 14.314% , ( 1-month SOFR + 10.5% ), 3/30/28 ......... United States 1,092,959 3,131
Highline Aftermarket Acquisition LLC, First Lien, 2025-1 CME
Term Loan , 7.322% , ( 3-month SOFR + 3.5% ), 2/13/30 ...... United States 431,327 433,216
1,893,975
a a a a a a
Beverages 0.0%
†
i
Primo Brands Corp., First Lien, 2025 Refinancing CME Term
Loan , 5.922% , ( 3-month SOFR + 2.25% ), 3/31/28 ......... United States 528,268 529,039
Biotechnology 0.0%
†
f,j
BioMarin Pharmaceutical, Inc., First Lien, CME Term Loan , TBD,
12/28/32 ........................................ United States 157,291 157,684
Broadline Retail 0.0%
†
i
Peer Holding III BV, First Lien, CME Term Loan, B5B , 6.172% ,
( 3-month SOFR + 2.5% ), 7/01/31 ...................... Netherlands 317,037 317,393

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
i
Building Products 0.1%
Chariot Buyer LLC, First Lien, Amendment No. 5 Incremental
CME Term Loan , 6.466% , ( 1-month SOFR + 2.75% ), 9/08/32 . United States 91,645 $ 91,691
Cornerstone Building Brands, Inc., First Lien, CME Term Loan, C ,
8.18% , ( 1-month SOFR + 4.5% ), 5/15/31 ................ United States 1,136,301 785,468
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan , 6.122% , ( 6-month SOFR + 2.25% ), 8/04/31 . United States 219,128 219,123
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2 , 5.922% ,
( 1-month SOFR + 2.25% ), 3/19/29 ..................... United States 401,137 402,094
Quikrete Holdings, Inc., First Lien, CME Term Loan, B3 , 5.922% ,
( 1-month SOFR + 2.25% ), 2/10/32 ..................... United States 273,793 274,085
Smyrna Ready Mix Concrete LLC, First Lien, 2025 CME Term
Loan , 6.672% , ( 1-month SOFR + 3% ), 3/30/29 ............ United States 69,904 69,948
1,842,409
a a a a a a
i
Capital Markets 0.1%
Citadel Securities Global Holdings LLC, First Lien, 2024 CME
Term Loan , 5.672% , ( 3-month SOFR + 2% ), 10/31/31 ...... United States 698,488 700,328
Edelman Financial Engines Center LLC (The), First Lien, Initial
CME Term Loan , 6.672% , ( 1-month SOFR + 3% ), 4/07/28 ... United States 244,596 244,971
Jane Street Group LLC, First Lien, Extended CME Term Loan ,
5.822% , ( 3-month SOFR + 2% ), 12/15/31 ................ United States 498,087 495,099
1,440,398
a a a a a a
i
Chemicals 0.1%
A-AP Buyer, Inc., First Lien, Initial CME Term Loan , 6.417% ,
( 3-month SOFR + 2.75% ), 9/09/31 ..................... United States 306,883 308,034
Albaugh LLC, First Lien, Initial CME Term Loan , 7.417% ,
( 3-month SOFR + 3.75% ), 4/06/29 ..................... United States 612,928 599,137
INEOS US Finance LLC, First Lien, 2030 Dollar CME Term Loan ,
6.922% , ( 1-month SOFR + 3.25% ), 2/18/30 .............. Luxembourg 795,688 576,874
INEOS US Petrochem LLC, First Lien, New CME Term Loan, B1 ,
8.022% , ( 1-month SOFR + 4.25% ), 4/02/29 .............. United States 396,992 278,224
Lummus Technology Holdings V LLC, First Lien, Amendment No.
4 Refinancing CME Term Loan, B , 6.172% , ( 1-month SOFR +
2.5% ), 12/31/29 ................................... United States 439,038 440,171
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2 , 6.917% , ( 3-month SOFR + 3.25% ), 4/03/28 .. Netherlands 492,626 492,857
Paint Intermediate III LLC, First Lien, Initial CME Term Loan, B ,
6.87% , ( 3-month SOFR + 3% ), 10/09/31 ................ United States 522,118 521,795
Solstice Advanced Materials, Inc., First Lien, CME Term Loan, B ,
5.593% , ( 3-month SOFR + 1.75% ), 10/29/32 ............. United States 225,090 226,427
3,443,519
a a a a a a
i
Commercial Services & Supplies 0.1%
Allied Universal Holdco LLC, First Lien, Amendment No. 7
Replacement USD CME Term Loan , 6.922% , ( 1-month SOFR +
3.25% ), 8/20/32 ................................... United States 328,939 329,953
Cimpress USA, Inc., First Lien, 2024-2 Refinancing CME Term
Loan, B1 , 6.172% , ( 1-month SOFR + 2.5% ), 5/17/28 ....... Ireland 460,434 461,299
f
Garda World Security Corp., First Lien, Fifteenth Additional CME
Term Loan , 6.422% , ( 3-month SOFR + 2.75% ), 2/01/29 ..... Canada 413,321 413,321
OPENLANE, Inc., First Lien, 2025 Incremental CME Term Loan ,
6.365% , ( 3-month SOFR + 2.5% ), 10/01/32 .............. United States 250,000 250,469

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
i
Commercial Services & Supplies (continued)
Spin Holdco, Inc., First Lien, Initial CME Term Loan , 7.934% ,
( 3-month SOFR + 4% ), 3/06/28 ....................... United States 131,898 $ 107,431
1,562,473
a a a a a a
Communications Equipment 0.0%
†
i
Viavi Solutions, Inc., First Lien, CME Term Loan , 6.171% ,
( 3-month SOFR + 2.5% ), 10/18/32 ..................... United States 173,010 173,587
Construction & Engineering 0.0%
†
i
Radar Bidco SARL, First Lien, CME Term Loan, B3 , 6.896% ,
( 3-month SOFR + 3.25% ), 4/04/31 ..................... Luxembourg 290,932 291,902
Consumer Finance 0.0%
†
i
Neon Maple US Debt Mergersub, Inc., First Lien, CME Term
Loan, B1 , 6.216% , ( 1-month SOFR + 2.5% ), 11/17/31 ...... United States 500,927 497,616
Consumer Staples Distribution & Retail 0.0%
†
i
Boots Group Finco LP, First Lien, Closing Date Dollar CME Term
Loan , 7.206% , ( 3-month SOFR + 3.5% ), 8/30/32 .......... United Kingdom 293,238 294,643
i
Containers & Packaging 0.1%
BradyPlus Holdings LLC, First Lien, Initial CME Term Loan ,
7.19% , ( 3-month SOFR + 3.5% ), 12/29/32 ............... United States 500,000 497,915
Charter Next Generation, Inc., First Lien, Initial CME Term Loan ,
6.438% , ( 1-month SOFR + 2.75% ), 11/29/30 ............. United States 397,065 397,782
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Closing Date CME Term Loan, B , 6.922% , ( 1-month SOFR +
3.25% ), 4/01/32 ................................... United States 578,374 576,208
f
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Delayed Draw Term Loan, B , 7.413% , ( 1-month SOFR +
3.25% ), 4/01/32 ................................... United States 8,160 8,130
f
Graham Packaging Co., Inc., First Lien, CME Term Loan, B ,
5.691% , ( 12-month SOFR + 2.25% ), 1/14/33 ............. United States 64,389 64,412
Kleopatra Finco SARL, First Lien, Debtor-In-Possession Roll-Up
CME Term Loan , 6.675% , ( 1-month SOFR + 3% ), 8/07/26 ... Luxembourg 669,054 601,032
Kleopatra Finco SARL, First Lien, USD Debtor-In-Possession
CME Term Loan Term Loan , 6.675% , ( 1-month SOFR + 3% ),
8/07/26 ......................................... Luxembourg 444,696 399,484
Klockner Pentaplast of America, Inc., First Lien, USD CME Term
Loan, B , 9.044% , ( 6-month SOFR + 4.75% ), 2/12/26 ....... Luxembourg 1,390,971 222,555
Owens-Brockway Glass Container, Inc., First Lien, CME Term
Loan, B1 , 6.672% , ( 1-month SOFR + 3% ), 9/30/32 ......... United States 309,100 310,356
3,077,874
a a a a a a
i
Distributors 0.0%
†
Core & Main LP, First Lien, CME Term Loan, D , 5.69% , ( 3-month
SOFR + 2% ), 7/27/28 ............................... United States 453,446 455,006
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan , 7.672% , ( 3-month SOFR + 4% ), 11/30/30 ........... United States 521,881 512,161
967,167
a a a a a a
i
Electric Utilities 0.0%
†
Alpha Generation LLC, First Lien, Initial CME Term Loan, B ,
5.68% , ( 1-month SOFR + 2% ), 9/30/31 ................. United States 546,310 546,414

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
i
Electric Utilities (continued)
Astoria Energy LLC, First Lien, Advance CME Term Loan, B ,
6.463% , ( 1-month SOFR + 2.75%; 3-month SOFR + 2.75% ),
6/16/32 ......................................... United States 171,175 $ 171,910
718,324
a a a a a a
i
Electrical Equipment 0.0%
†
Indicor LLC, First Lien, Dollar CME Term Loan, D , 6.422% ,
( 3-month SOFR + 2.75% ), 11/22/29 .................... United States 485,689 486,241
Pinnacle Buyer LLC, First Lien, Initial CME Term Loan, B ,
6.161% , ( 3-month SOFR + 2.5% ), 10/01/32 .............. United States 182,189 182,690
668,931
a a a a a a
Electronic Equipment, Instruments & Components 0.0%
†
i
Project Aurora US Finco, Inc., First Lien, CME Term Loan, B2 ,
6.49% , ( 3-month SOFR + 2.75% ), 9/30/32 ............... United States 35,608 35,720
Energy Equipment & Services 0.0%
†
i
Star Holding LLC, First Lien, CME Term Loan, B , 8.172% ,
( 1-month SOFR + 4.5% ), 7/18/31 ...................... United States 397,859 391,344
Entertainment 0.0%
†
i
Playtika Holding Corp., First Lien, CME Term Loan, B1 , 6.536% ,
( 1-month SOFR + 2.75% ), 3/13/28 ..................... United States 685,221 666,511
i
Financial Services 0.0%
†
First Eagle Holdings, Inc., First Lien, Initial CME Term Loan ,
7.172% , ( 3-month SOFR + 3.5% ), 8/16/32 ............... United States 484,044 480,944
Speed Midco 3 SARL, First Lien, USD CME Term Loan, B ,
6.288% , ( 6-month SOFR + 2.5% ), 10/01/32 .............. Luxembourg 182,749 183,434
664,378
a a a a a a
i
Food Products 0.0%
†
Aspire Bakeries Holdings LLC, First Lien, Initial CME Term Loan ,
6.672% , ( 1-month SOFR + 3% ), 12/23/30 ................ United States 272,978 274,741
Chobani LLC, First Lien, Closing Date CME Term Loan , 5.922% ,
( 1-month SOFR + 2.25% ), 10/28/32 .................... United States 272,641 273,596
Froneri International Ltd., First Lien, CME Term Loan, B4 ,
6.285% , ( 6-month SOFR + 2.25% ), 9/30/31 .............. United Kingdom 375,332 375,174
923,511
a a a a a a
i
Ground Transportation 0.1%
Aggreko Holdings, Inc., First Lien, 2025 Amended USD CME
Term Loan , 6.868% , ( 3-month SOFR + 3% ), 5/21/31 ....... United Kingdom 87,536 87,304
First Student Bidco, Inc., First Lien, CME Term Loan, B , 6.172% ,
( 3-month SOFR + 2.5% ), 8/15/30 ...................... United States 230,201 230,249
First Student Bidco, Inc., First Lien, CME Term Loan, C , 6.172% ,
( 3-month SOFR + 2.5% ), 8/15/30 ...................... United States 42,121 42,095
f
Hertz Corp. (The), First Lien, Initial CME Term Loan, B , 7.286% ,
( 1-month SOFR + 3.5% ), 6/30/28 ...................... United States 208,340 178,102
f
Hertz Corp. (The), First Lien, Initial CME Term Loan, C , 7.286% ,
( 1-month SOFR + 3.5% ), 6/30/28 ...................... United States 41,114 35,147
Kenan Advantage Group, Inc. (The), First Lien, U.S. CME Term
Loan, B4 , 6.922% , ( 1-month SOFR + 3.25% ), 1/25/29 ...... United States 447,727 444,033
WWEX Uni Topco Holdings LLC, First Lien, Initial CME Term
Loan , 7.672% , ( 3-month SOFR + 4% ), 7/26/28 ............ United States 370,180 370,645
1,387,575
a a a a a a

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
i
Health Care Equipment & Supplies 0.1%
Bausch + Lomb Corp., First Lien, 2025-2 Refinancing CME Term
Loan , 7.422% , ( 1-month SOFR + 3.75% ), 1/15/31 ......... United States 594,698 $ 599,902
f
Hologic, Inc., First Lien, CME Term Loan, B , 5.755% , ( 12-month
SOFR + 2.25% ), 1/14/33 ............................ United States 500,000 496,970
1,096,872
a a a a a a
i
Health Care Providers & Services 0.1%
Medical Solutions Holdings, Inc., First Lien, CME Term Loan ,
7.267% , ( 3-month SOFR + 3.5% ), 11/01/28 .............. United States 638,471 143,257
Pacific Dental Services, Inc., First Lien, CME Term Loan , 6.175% ,
( 1-month SOFR + 2.5% ), 3/17/31 ...................... United States 401,737 402,211
Paradigm Parent LLC, First Lien, Initial CME Term Loan , 8.172% ,
( 3-month SOFR + 4.5% ), 4/16/32 ...................... United States 249,375 213,839
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B5 , 6.172% ,
( 1-month SOFR + 2.5% ), 2/21/31 ...................... United States 344,759 344,681
Surgery Center Holdings, Inc., First Lien, 2025 Refinancing CME
Term Loan , 6.172% , ( 1-month SOFR + 2.5% ), 12/19/30 ..... United States 57,631 57,786
US Anesthesia Partners, Inc., First Lien, Initial CME Term Loan ,
7.814% , ( 1-month SOFR + 4% ), 10/02/28 ................ United States 473,545 474,140
1,635,914
a a a a a a
Health Care Technology 0.0%
†
i
Cotiviti, Inc., First Lien, New CME Term Loan, B , 6.45% , ( 1-month
SOFR + 2.75% ), 5/01/31 ............................ United States 310,926 288,579
i
Hotels, Restaurants & Leisure 0.1%
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B , 5.922% , ( 1-month SOFR + 2.25% ), 2/06/30 ... United States 300,132 298,913
Dave & Buster's, Inc., First Lien, 2024 Refinancing CME Term
Loan, B , 7.125% , ( 3-month SOFR + 3.25% ), 6/29/29 ....... United States 321,443 300,111
Flynn Restaurant Group LP, First Lien, 2025 CME Term Loan ,
7.422% , ( 1-month SOFR + 3.75% ), 1/28/32 .............. United States 639,028 639,827
Golden State Foods LLC, First Lien, Initial CME Term Loan ,
7.672% , ( 3-month SOFR + 4% ), 12/04/31 ................ United States 209,221 210,033
Great Canadian Gaming Corp., First Lien, CME Term Loan, B ,
8.445% , ( 3-month SOFR + 4.75% ), 11/01/29 ............. Canada 522,990 512,858
Whatabrands LLC, First Lien, 2024-2 Refinancing CME Term
Loan. B , 6.172% , ( 1-month SOFR + 2.5% ), 8/03/28 ........ United States 621,685 621,877
2,583,619
a a a a a a
i
Household Durables 0.1%
AI Aqua Merger Sub, Inc., First Lien, 2025 Refinancing CME Term
Loan, B , 6.773% , ( 3-month SOFR + 3% ), 7/31/28 .......... United States 494,825 495,570
Bingo Holdings I LLC, First Lien, CME Term Loan , 8.422% ,
( 3-month SOFR + 4.75% ), 6/11/32 ..................... United States 498,750 491,892
Hunter Douglas, Inc., First Lien, CME Term Loan, B1 , 6.672% ,
( 3-month SOFR + 3% ), 1/16/32 ....................... Netherlands 503,213 502,794
1,490,256
a a a a a a
Household Products 0.0%
†
f,i
Lavender Dutch BorrowerCo BV, First Lien, USD CME Term
Loan, B , 6.935% , ( 3-month SOFR + 3.25% ), 12/02/32 ...... Netherlands 204,255 205,192
i
Independent Power and Renewable Electricity Producers 0.0%
†
Calpine Construction Finance Co. LP, First Lien, 2025
Refinancing CME Term Loan , 5.422% , ( 1-month SOFR +
1.75% ), 7/31/30 ................................... United States 300,000 300,714

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
i
Independent Power and Renewable Electricity Producers (continued)
Talen Energy Supply LLC, First Lien, 2024-1 Incremental CME
Term Loan, B , 6.353% , ( 3-month SOFR + 2.5% ), 12/11/31 ... United States 133,184 $ 133,455
434,169
a a a a a a
i
Insurance 0.1%
Acrisure LLC, First Lien, 2025 Refinancing CME Term Loan, B ,
6.922% , ( 1-month SOFR + 3.25% ), 6/21/32 .............. United States 290,511 290,813
Acrisure LLC, First Lien, CME Term Loan, B6 , 6.672% , ( 1-month
SOFR + 3% ), 11/06/30 .............................. United States 280,293 279,838
Asurion LLC, First Lien, New CME Term Loan, B10 , 7.772% ,
( 1-month SOFR + 4% ), 8/21/28 ....................... United States 236,529 237,120
Asurion LLC, First Lien, New CME Term Loan, B11 , 8.022% ,
( 1-month SOFR + 4.25% ), 8/21/28 ..................... United States 86,299 86,542
Broadstreet Partners Group LLC, First Lien, 2024 CME Term
Loan, B , 6.172% , ( 1-month SOFR + 2.5% ), 6/16/31 ........ United States 739,875 736,804
Sedgwick Claims Management Services, Inc., First Lien, 2024
CME Term Loan , 6.172% , ( 1-month SOFR + 2.5% ), 7/31/31 .. United States 429,053 428,015
2,059,132
a a a a a a
i
IT Services 0.0%
†
Kaseya, Inc., First Lien, Initial CME Term Loan , 6.672% , ( 1-month
SOFR + 3% ), 3/22/32 ............................... United States 744,375 719,021
MH Sub I LLC (Micro Holding Corp.), First Lien, CME Term Loan ,
7.922% , ( 1-month SOFR + 4.25% ), 5/03/28 .............. United States 150,166 136,759
MH Sub I LLC, First Lien, 2024 December New CME Term Loan ,
7.922% , ( 1-month SOFR + 4.25% ), 12/31/31 ............. United States 101,643 83,565
939,345
a a a a a a
i
Machinery 0.0%
†
f
Columbus McKinnon Corp., First Lien, CME Term Loan, B ,
6.924% , ( 12-month SOFR + 3.5% ), 1/21/33 .............. United States 72,404 72,042
Tiger Acquisition LLC, First Lien, Refinancing Initial CME Term
Loan , 6.173% , ( 1-month SOFR + 2.5% ), 8/23/32 .......... United States 103,646 103,624
175,666
a a a a a a
i
Media 0.1%
f
Advantage Sales & Marketing, Inc., First Lien, CME Term Loan,
B1 , 8.163% , ( 3-month SOFR + 4.25% ), 10/28/27 .......... United States 299,096 253,816
Cengage Learning, Inc., First Lien, 2024 Refinancing CME Term
Loan , 7.263% , ( 1-month SOFR + 3.5%; 3-month SOFR +
3.5% ), 3/24/31 .................................... United States 492,525 492,678
Wasserman Media Group LLC, First Lien, Refinancing CME Term
Loan , 6.2% , ( 1-month SOFR + 2.5% ), 6/23/32 ............ United States 256,500 256,820
1,003,314
a a a a a a
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
i
Starwood Property Mortgage LLC, First Lien, CME Term Loan,
B5 , 5.672% , ( 1-month SOFR + 2% ), 1/02/30 ............. United States 247,506 247,816
i
Oil, Gas & Consumable Fuels 0.0%
†
Delek US Holdings, Inc., First Lien, CME Term Loan, B , 7.316% ,
( 1-month SOFR + 3.5% ), 11/09/29 ..................... United States 447,692 447,294
UGI Energy Services LLC, First Lien, Initial CME Term Loan ,
6.172% , ( 1-month SOFR + 2.5% ), 2/22/30 ............... United States 518,809 519,782
967,076
a a a a a a

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
i
Passenger Airlines 0.1%
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan , 5.918% ,
( 3-month SOFR + 2.25% ), 4/20/28 ..................... United States 291,802 $ 292,410
AS Mileage Plan IP Ltd., First Lien, Initial CME Term Loan ,
5.418% , ( 3-month SOFR + 1.75% ), 10/15/31 ............. United States 422,611 425,651
United Airlines, Inc., First Lien, CME Term Loan, B , 5.673% ,
( 1-month SOFR + 2% ), 2/24/31 ....................... United States 262,158 262,922
980,983
a a a a a a
Pharmaceuticals 0.0%
†
i
Southern Veterinary Partners LLC, First Lien, 2025 New CME
Term Loan , 6.173% , ( 1-month SOFR + 2.5% ), 12/04/31 ..... United States 249,375 249,532
Professional Services 0.0%
†
i
Maximus, Inc., First Lien, CME Term Loan, B , 5.672% , ( 1-month
SOFR + 2% ), 5/30/31 ............................... United States 278,984 280,263
Semiconductors & Semiconductor Equipment 0.0%
†
i
Altar Bidco, Inc., First Lien, CME Term Loan , 6.783% , ( 12-month
SOFR + 3.1% ), 2/01/29 ............................. United States 497,423 492,324
Software 0.1%
i
Adeia, Inc., First Lien, Initial CME Term Loan, B6 , 6.172% ,
( 1-month SOFR + 2.5% ), 6/08/28 ...................... United States 570,366 571,079
i
Central Parent LLC, First Lien, 2024 Refinancing CME Term
Loan , 6.922% , ( 3-month SOFR + 3.25% ), 7/06/29 ......... United States 376,499 303,082
i
Clover Holdings 2 LLC, First Lien, Initial CME Term Loan , 7.674% ,
( 1-month SOFR + 4% ), 12/09/31 ...................... United States 147,343 145,132
f,i
Dawn Bidco LLC, First Lien, CME Term Loan , 6.759% , ( 12-month
SOFR + 3% ), 8/20/32 ............................... United States 500,000 487,187
i
KnowBe4, Inc., First Lien, CME Term Loan , 7.417% , ( 3-month
SOFR + 3.75% ), 7/23/32 ............................ United States 281,250 271,406
i
McAfee Corp., First Lien, CME Term Loan, B1 , 6.672% , ( 1-month
SOFR + 3% ), 3/01/29 ............................... United States 383,455 340,795
i
Ping Identity Holding Corp., First Lien, Initial CME Term Loan ,
6.591% , ( 3-month SOFR + 2.75% ), 11/15/32 ............. United States 118,483 117,743
i
Relativity Intermediate Holdco LLC, First Lien, CME Term Loan,
B , 6.167% , ( 12-month SOFR + 2.75% ), 1/14/33 ........... United States 277,778 276,042
f,i
Tuple US Bidco LLC, First Lien, CME Term Loan, B , 7.261% ,
( 12-month SOFR + 3.75% ), 1/14/33 .................... United States 246,520 244,055
a,e
WorkCapital BSD SARL, Term Loan , 6.5% , 1/01/38 .......... Luxembourg 20,000,000 —
2,756,521
a a a a a a
i
Specialty Retail 0.2%
Evergreen Acqco 1 LP, First Lien, Initial CME Term Loan , 6.701% ,
( 3-month SOFR + 3% ), 9/17/32 ....................... United States 408,422 409,954
a,g
GNC Holdings, Inc., Second Lien, CME Term Loan , PIK, 9.772% ,
( 1-month SOFR + 6% ), 10/07/26 ...................... United States 3,017,872 2,263,404
Great Outdoors Group LLC, First Lien, CME Term Loan, B ,
6.922% , ( 1-month SOFR + 3.25% ), 1/23/32 .............. United States 440,564 441,170
RealTruck Group, Inc., First Lien, Initial CME Term Loan , 7.536% ,
( 1-month SOFR + 3.75% ), 1/31/28 ..................... United States 615,193 481,161
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C ,
6.966% , ( 1-month SOFR + 3.25% ), 10/19/29 ............. United States 520,033 519,754
4,115,443
a a a a a a

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Textiles, Apparel & Luxury Goods 0.0%
†
i
Flash Charm, Inc., First Lien, CME Term Loan, B2 , 7.354% ,
( 3-month SOFR + 3.5% ), 3/02/28 ...................... United States 366,887 $ 329,373
Trading Companies & Distributors 0.0%
†
i
Herc Holdings, Inc., First Lien, CME Term Loan, B , 5.424% ,
( 1-month SOFR + 1.75% ), 7/02/32 ..................... United States 464,164 465,712
Water Utilities 0.0%
†
i
Deep Blue Operating I LLC, First Lien, Initial CME Term Loan ,
6.438% , ( 1-month SOFR + 2.75% ), 10/01/32 ............. United States 124,304 124,848
Total Senior Floating Rate Interests (Cost $ 70,056,379 ) ........................
46,104,327
k
Marketplace Loans 0.2%
a
Financial Services 0.2%
a a a a a a
Total Marketplace Loans (Cost $ 11,006,095 ) ..................................
3,924,933
Foreign Government and Agency Securities 2.7%
d
Angola Government Bond , Senior Bond , 144A, 8.25% , 5/09/28 . Angola 1,560,000 1,574,146
d
Bank Gospodarstwa Krajowego , Senior Bond , Reg S, 5.375% ,
5/22/33 ......................................... Poland 1,140,000 1,178,250
d
Benin Government Bond , Senior Bond , Reg S, 4.95% , 1/22/35 . Benin 1,660,000 EUR 1,856,214
Brazil Government Bond ,
Senior Bond , 3.875% , 6/12/30 ........................ Brazil 3,100,000 2,969,645
Senior Bond , 6% , 10/20/33 ........................... Brazil 720,000 729,432
d
Bulgaria Government Bond ,
Senior Bond , Reg S, 5% , 3/05/37 ...................... Bulgaria 530,000 523,905
Senior Note , Reg S, 3.625% , 9/05/32 ................... Bulgaria 1,230,000 EUR 1,505,828
Chile Government Bond , Senior Note , 4.85% , 1/22/29 ........
Chile 1,360,000 1,387,540
Colombia Government Bond ,
Senior Bond , 8% , 11/14/35 ........................... Colombia 780,000 834,522
Senior Note , 4.5% , 11/26/30 .......................... Colombia 1,030,000 EUR 1,205,728
d
Comision Federal de Electricidad , Senior Bond , 144A, 3.348% ,
2/09/31 ......................................... Mexico 2,000,000 1,809,687
d
Corp. Nacional del Cobre de Chile , Senior Bond , Reg S, 3.75% ,
1/15/31 ......................................... Chile 1,570,000 1,514,642
d
Dominican Republic Government Bond ,
Senior Bond , Reg S, 5.95% , 1/25/27 ................... Dominican
Republic 1,520,000 1,541,280
Senior Bond , Reg S, 4.875% , 9/23/32 .................. Dominican
Republic 1,630,000 1,564,360
d
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 1,100,000 1,118,777
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 800,000 719,393
d
Egypt Government Bond , Senior Bond , Reg S, 7.6% , 3/01/29 .. Egypt 1,440,000 1,515,474
d
El Salvador Government Bond , Senior Bond , Reg S, 8.625% ,
2/28/29 ......................................... El Salvador 1,430,000 1,540,625
d
Electricite de France SA , Senior Note , 144A, 5.7% , 5/23/28 .... France 1,700,000 1,758,237
d
Guatemala Government Bond ,
Senior Bond , Reg S, 6.6% , 6/13/36 .................... Guatemala 2,200,000 2,356,706
Senior Note , 144A, 7.05% , 10/04/32 .................... Guatemala 710,000 777,716
d
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 1,680,000 1,713,858
d
Indonesia Government Bond , Senior Bond , Reg S, 4.35% ,
1/08/27 ......................................... Indonesia 1,570,000 1,579,283
d
Ivory Coast Government Bond , Senior Bond , Reg S, 6.125% ,
6/15/33 ......................................... Ivory Coast 2,050,000 2,030,816

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
d
Kazakhstan Government Bond , Senior Bond , Reg S, 4.714% ,
4/09/35 ......................................... Kazakhstan 1,890,000 $ 1,863,689
Mexico Government Bond , Senior Bond , 2.659% , 5/24/31 .....
Mexico 1,760,000 1,563,936
d
Montenegro Government Bond , Senior Note , 144A, 4.875% ,
4/01/32 ......................................... Montenegro 1,290,000 EUR 1,573,925
d
Nigeria Government Bond , Senior Note , 144A, 8.375% , 3/24/29 Nigeria 1,450,000 1,544,355
Panama Government Bond , Senior Note , 7.5% , 3/01/31 ......
Panama 1,370,000 1,512,000
d
Paraguay Government Bond , Senior Bond , 144A, 3.849% ,
6/28/33 ......................................... Paraguay 2,950,000 2,775,950
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 2,520,000 2,331,882
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ...........
Mexico 830,000 829,179
Philippines Government Bond , Senior Bond , 5.5% , 2/04/35 ....
Philippines 1,460,000 1,525,792
d
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 1,690,000 1,644,680
d
Romania Government Bond ,
Senior Bond , Reg S, 5.625% , 2/22/36 .................. Romania 1,960,000 EUR 2,376,836
Senior Note , Reg S, 3% , 2/27/27 ...................... Romania 1,990,000 1,963,329
d
Serbia Government Bond , Senior Note , 144A, 6.25% , 5/26/28 .. Serbia 1,880,000 1,949,924
South Africa Government Bond ,
Senior Bond , 4.85% , 9/27/27 ......................... South Africa 1,470,000 1,483,928
Senior Bond , 5.875% , 4/20/32 ........................ South Africa 1,530,000 1,570,479
d
Southern Gas Corridor CJSC , Senior Bond , Reg S, 6.875% ,
3/24/26 ......................................... Azerbaijan 1,500,000 1,509,485
Turkiye Government Bond , Senior Bond , 5.95% , 1/15/31 ......
Turkiye 3,160,000 3,166,131
Uruguay Government Bond , Senior Bond , 4.375% , 1/23/31 ....
Uruguay 2,660,000 2,691,787
d
Uzbekistan Government Bond , Senior Note , 144A, 6.9% , 2/28/32 Uzbekistan 1,400,000 1,508,018
Total Foreign Government and Agency Securities (Cost $ 68,885,171 ) ............
70,691,369
U.S. Government and Agency Securities 16.2%
FFCB , 2.1%, 2/25/36 .................................
United States 7,700,000 6,174,632
U.S. Treasury Bonds ,
3.875%, 2/15/43 .................................. United States 19,000,000 17,039,141
4.125%, 8/15/44 .................................. United States 18,500,000 16,923,887
2.5%, 5/15/46 .................................... United States 40,450,000 28,003,724
2.875%, 5/15/49 .................................. United States 55,250,000 39,505,908
4.25%, 8/15/54 ................................... United States 134,700,000 121,187,906
4.75%, 8/15/55 ................................... United States 1,105,000 1,081,001
U.S. Treasury Notes ,
4%, 2/15/26 ..................................... United States 23,000,000 23,001,747
2.375%, 4/30/26 .................................. United States 100,000 99,686
3.625%, 5/15/26 .................................. United States 3,500,000 3,499,542
4.375%, 8/15/26 .................................. United States 12,100,000 12,146,675
1.875%, 2/28/27 .................................. United States 48,200,000 47,363,964
3.875%, 11/30/27 ................................. United States 43,700,000 43,961,176
2.875%, 5/15/28 .................................. United States 37,000,000 36,453,672
4.5%, 5/31/29 .................................... United States 6,930,000 7,113,807
4.375%, 11/30/30 ................................. United States 24,000,000 24,609,375
Total U.S. Government and Agency Securities (Cost $ 437,652,062 ) ..............
428,165,843
Asset-Backed Securities 7.5%
Financial Services 7.5%
d ,i
Angel Oak Mortgage Trust , 2025-HB1 , A1 , 144A, FRN , 5.497% ,
( 30-day SOFR Average + 1.8% ), 2/25/55 . ................ United States 1,312,434 1,322,465
d ,i
Apex Credit CLO LLC , 2021-2A , A1AR , 144A, FRN , 4.848% ,
( 3-month SOFR + 1.18% ), 10/20/34 . ................... United States 5,100,000 5,107,064

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
d ,i
Ares LXV CLO Ltd. , 2022-65A , A1R , 144A, FRN , 4.788% ,
( 3-month SOFR + 1.12% ), 7/25/34 . .................... United States 9,900,000 $ 9,920,516
d ,i
Bain Capital Credit CLO Ltd. , 2022-2A , A1R , 144A, FRN , 4.819% ,
( 3-month SOFR + 1.15% ), 4/22/35 . .................... United States 5,200,000 5,205,192
d ,i
Black Diamond CLO Ltd. , 2021-1A , A1AR , 144A, FRN , 4.919% ,
( 3-month SOFR + 1.25% ), 11/22/34 . .................... United States 4,132,000 4,137,831
d ,i
BlueMountain CLO XXXI Ltd. , 2021-31A , A1R , 144A, FRN ,
4.768% , ( 3-month SOFR + 1.1% ), 4/19/34 . ............... United States 12,470,000 12,498,413
d
BRAVO Residential Funding Trust ,
2024-CES1 , A1A , 144A, 6.377% , 4/25/54 ................ United States 2,708,856 2,749,444
i
2025-HE1 , A1 , 144A, FRN , 5.047% , ( 30-day SOFR Average +
1.35% ), 9/25/72 ................................... United States 2,828,706 2,836,942
d ,i
Carlyle Global Market Strategies CLO Ltd. , 2014-2RA , B , 144A,
FRN , 5.938% , ( 3-month SOFR + 2.087% ), 5/15/31 . ........ United States 580,000 581,927
d ,i
CIFC Funding Ltd. , 2020-1A , A1R , 144A, FRN , 5.084% , ( 3-month
SOFR + 1.412% ), 7/15/36 . ........................... United States 6,090,000 6,097,556
d
Compass Datacenters Issuer II LLC ,
2024-2A , A1 , 144A, 5.022% , 8/25/49 ................... United States 1,191,000 1,193,971
2025-1A , A1 , 144A, 5.316% , 5/25/50 ................... United States 1,279,000 1,289,885
2025-2A , A1 , 144A, 4.926% , 11/25/50 .................. United States 6,207,000 6,187,550
d ,i
Dryden 53 CLO Ltd. , 2017-53A , AR , 144A, FRN , 4.672% ,
( 3-month SOFR + 1% ), 1/15/31 . ....................... United States 3,734,802 3,740,130
d ,i
Dryden 75 CLO Ltd. , 2019-75A , AR3 , 144A, FRN , 4.712% ,
( 3-month SOFR + 1.04% ), 4/14/34 . .................... United States 12,600,000 12,608,305
d
FIGRE Trust ,
2025-FL1 , A1 , 144A, 5.265% , 7/25/55 .................. United States 2,055,838 2,069,408
2025-FL2 , A1 , 144A, 5.053% , 11/25/55 ................. United States 1,759,021 1,766,545
l
2025-HE4 , A , 144A, FRN , 5.408% , 7/25/55 .............. United States 5,021,213 5,098,694
l
2025-HE5 , A , 144A, FRN , 5.285% , 8/25/55 .............. United States 1,478,494 1,496,256
d
GS Mortgage-Backed Securities Trust ,
2025-CES2 , A1 , 144A, 5.18% , 9/25/55 .................. United States 2,279,458 2,293,982
i
2025-HE1 , A1 , 144A, FRN , 5.247% , ( 30-day SOFR Average +
1.55% ), 10/25/55 .................................. United States 3,266,660 3,286,945
d
Home Partners of America Trust ,
2021-2 , B , 144A, 2.302% , 12/17/26 .................... United States 11,868,960 11,646,986
2021-3 , B , 144A, 2.649% , 1/17/41 ..................... United States 4,274,649 4,028,636
d
J.P. Morgan Mortgage Trust ,
2024-CES1 , A1A , 144A, 5.919% , 6/25/54 ................ United States 1,027,702 1,038,509
l
2025-CES2 , A1 , 144A, FRN , 5.592% , 6/25/55 ............ United States 3,100,717 3,138,152
i
2025-HE3 , A1 , 144A, FRN , 5.053% , ( 30-day SOFR Average +
1.35% ), 3/20/56 ................................... United States 1,768,575 1,777,446
d ,i
KKR CLO 43 Ltd. , 2022-43A , A1R , 144A, FRN , 5.422% , ( 3-month
SOFR + 1.75% ), 1/15/36 . ............................ Jersey 3,800,000 3,813,248
d ,i
LCM 34 Ltd. , 34A , A1R , 144A, FRN , 4.848% , ( 3-month SOFR +
1.18% ), 10/20/34 . ................................. United States 10,900,000 10,912,877
d ,i
LCM XVII LP , 17A , BRR , 144A, FRN , 5.534% , ( 3-month SOFR +
1.862% ), 10/15/31 . ................................. United States 2,065,763 2,070,647
d ,i
MidOcean Credit CLO XVIII LLC , 2025-18A , A1 , 144A, FRN ,
4.84% , ( 3-month SOFR + 1.17% ), 10/18/35 . .............. United States 10,000,000 10,022,231
d ,i
Neuberger Berman Loan Advisers CLO 50 Ltd. , 2022-50A , AR ,
144A, FRN , 4.921% , ( 3-month SOFR + 1.25% ), 7/23/36 . .... Jersey 1,820,000 1,824,283
d ,i
Octagon Investment Partners 36 Ltd. , 2018-1A , A1 , 144A, FRN ,
4.904% , ( 3-month SOFR + 1.232% ), 4/15/31 . ............. United States 581,481 582,059
d ,i
Octagon Investment Partners 45 Ltd. , 2019-1A , A1RR , 144A,
FRN , 4.822% , ( 3-month SOFR + 1.15% ), 4/15/35 . ......... United States 7,180,000 7,194,268
d
PK Alift Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . .. United States 1,227,000 1,229,362

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
d ,f
Sabey Data Center Issuer LLC , 2026-1 , A2 , 144A, 5.482% ,
1/20/51 . ......................................... United States 4,974,000 $ 5,002,756
d ,i
Trinitas CLO XVIII Ltd. , 2021-18A , A1R , 144A, FRN , 4.888% ,
( 3-month SOFR + 1.22% ), 1/20/35 . .................... United States 10,000,000 10,020,943
d
Truist Bank Auto Credit-Linked Notes , 2025-1 , B , 144A, 4.728% ,
9/26/33 . ......................................... United States 3,263,981 3,281,250
d ,i
Venture 45 CLO Ltd. , 2022-45A , A1R , 144A, FRN , 4.94% ,
( 3-month SOFR + 1.27% ), 7/20/35 . .................... Jersey 13,000,000 13,030,758
d ,i
Voya CLO Ltd. ,
2013-2A , A2AR , 144A, FRN , 5.33% , ( 3-month SOFR +
1.662% ), 4/25/31 .................................. United States 2,200,000 2,206,567
2013-2A , BR , 144A, FRN , 5.78% , ( 3-month SOFR + 2.112% ),
4/25/31 ......................................... United States 5,770,000 5,797,815
2016-1A , BR , 144A, FRN , 5.729% , ( 3-month SOFR + 2.062% ),
1/20/31 ......................................... United States 590,000 592,733
2019-3A , AR , 144A, FRN , 5.009% , ( 3-month SOFR + 1.342% ),
10/17/32 ........................................ United States 1,636,463 1,641,919
d ,i
Wind River CLO Ltd. , 2021-4A , AR , 144A, FRN , 4.9% , ( 3-month
SOFR + 1.23% ), 1/20/35 . ............................ United States 6,500,000 6,514,130
198,856,596
a a a a a a
Total Asset-Backed Securities (Cost $ 198,736,910 ) ............................
198,856,596
Commercial Mortgage-Backed Securities 5.6%
Financial Services 5.5%
l
Banc of America Commercial Mortgage Trust , 2015-UBS7 , B ,
FRN , 4.199% , 9/15/48 .............................. United States 2,600,000 2,568,395
l ,m
BANK , 2020-BN26 , XA , IO, FRN , 1.19% , 3/15/63 ........... United States 26,538,896 954,238
l
BANK5 Trust ,
d,m
2025-5YR13 , XA , IO, 144A, FRN , 1.062% , 1/15/58 ......... United States 49,393,261 1,875,097
m
2025-5YR14 , XA , IO, FRN , 0.983% , 4/15/58 ............. United States 50,138,503 1,857,817
2025-5YR18 , AS , FRN , 5.466% , 12/15/58 ............... United States 3,758,000 3,852,457
l ,m
BBCMS Mortgage Trust ,
2024-5C31 , XA , IO, FRN , 1.061% , 12/15/57 .............. United States 38,515,247 1,396,309
2025-5C33 , XA , IO, FRN , 0.817% , 3/15/58 ............... United States 53,558,526 1,572,767
Benchmark Mortgage Trust ,
2019-B13 , A2 , 2.889% , 8/15/57 ....................... United States 5,285,807 5,113,882
l,m
2020-B20 , XA , IO, FRN , 1.523% , 10/15/53 ............... United States 36,846,548 1,765,745
l,m
2020-B22 , XA , IO, FRN , 1.489% , 1/15/54 ................ United States 26,336,305 1,547,187
l,m
2024-V12 , XA , IO, FRN , 0.847% , 12/15/57 ............... United States 51,022,156 1,568,304
l,m
2025-V13 , XA , IO, FRN , 0.914% , 2/15/58 ................ United States 46,939,000 1,441,032
l,m
2025-V14 , XA , IO, FRN , 0.768% , 4/15/57 ................ United States 78,348,317 2,235,693
l
2025-V19 , AS , FRN , 5.597% , 1/15/58 ................... United States 3,779,000 3,908,249
l ,m
BMO Mortgage Trust ,
2024-5C8 , XA , IO, FRN , 1.021% , 12/15/57 ............... United States 47,153,872 1,704,188
2025-5C9 , XA , IO, FRN , 0.707% , 4/15/58 ................ United States 73,087,024 1,953,960
d ,i
BX Commercial Mortgage Trust , 2022-LP2 , A , 144A, FRN ,
4.693% , ( 1-month SOFR + 1.013% ), 2/15/39 ............. United States 1,390,003 1,390,263
d
BX Trust ,
l
2025-ARIA , C , 144A, FRN , 5.517% , 12/13/42 ............. United States 5,210,000 5,300,911
i
2025-VOLT , A , 144A, FRN , 5.38% , ( 1-month SOFR + 1.7% ),
12/15/44 ........................................ United States 1,834,000 1,845,704
CFCRE Commercial Mortgage Trust ,
2016-C6 , B , 3.804% , 11/10/49 ........................ United States 3,371,000 3,203,388
2016-C7 , A3 , 3.839% , 12/10/54 ....................... United States 2,540,000 2,524,974

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
l
CGMS Commercial Mortgage Trust , 2017-B1 , AS , FRN , 3.711% ,
8/15/50 ......................................... United States 3,326,000 $ 3,268,569
Citigroup Commercial Mortgage Trust ,
2016-C3 , A4 , 3.154% , 11/15/49 ....................... United States 6,526,137 6,470,335
2016-P4 , A2 , 2.45% , 7/10/49 ......................... United States 1,618,597 1,616,749
COMM Mortgage Trust ,
d
2012-CR3 , B , 144A, 3.922% , 10/15/45 .................. United States 3,404,473 3,323,777
2014-CR17 , B , 4.377% , 5/10/47 ....................... United States 2,634,330 2,608,810
d,l
2014-LC15 , D , 144A, FRN , 4.809% , 4/10/47 ............. United States 2,546,584 2,509,475
l
2015-CR26 , B , FRN , 4.613% , 10/10/48 ................. United States 2,202,085 2,175,363
l
2015-LC19 , C , FRN , 4.426% , 2/10/48 .................. United States 1,149,940 1,121,993
l ,m
CSAIL Commercial Mortgage Trust , 2021-C20 , XA , IO, FRN ,
0.988% , 3/15/54 ................................... United States 39,334,339 1,460,795
d ,l
CSTL Commercial Mortgage Trust , 2025-GATE2 , A , 144A, FRN ,
4.56% , 11/10/42 ................................... United States 3,422,000 3,404,685
GS Mortgage Securities Trust ,
d,l
2013-GC13 , AS , 144A, FRN , 3.858% , 7/10/46 ............ United States 1,049,476 1,036,751
l
2014-GC24 , B , FRN , 4.497% , 9/10/47 .................. United States 3,481,000 3,385,762
2016-GS2 , A4 , 3.05% , 5/10/49 ........................ United States 1,150,000 1,147,411
2016-GS3 , A3 , 2.592% , 10/10/49 ...................... United States 6,061,269 6,029,792
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
2016-JP2 , AS , 3.056% , 8/15/49 ....................... United States 2,684,000 2,606,641
2016-JP3 , AS , 3.144% , 8/15/49 ....................... United States 3,990,000 3,903,446
l
2016-JP3 , B , FRN , 3.397% , 8/15/49 .................... United States 1,368,000 1,291,641
JPMBB Commercial Mortgage Securities Trust ,
d,l
2014-C19 , F , 144A, FRN , 3.75% , 4/15/47 ................ United States 3,949,192 3,872,369
2016-C1 , A5 , 3.576% , 3/17/49 ........................ United States 737,033 735,733
Morgan Stanley Bank of America Merrill Lynch Trust ,
l
2013-C10 , B , FRN , 3.952% , 7/15/46 ................... United States 3,235,228 3,091,439
l
2013-C10 , C , FRN , 3.952% , 7/15/46 ................... United States 4,935,000 4,595,092
l
2013-C9 , B , FRN , 3.708% , 5/15/46 .................... United States 3,029,143 2,950,560
l
2013-C9 , C , FRN , 3.706% , 5/15/46 .................... United States 3,888,000 3,646,564
l,m
2025-5C1 , XA , IO, FRN , 1.156% , 3/15/58 ................ United States 39,341,726 1,636,270
2025-5C2 , AS , 5.384% , 11/15/58 ...................... United States 4,968,000 5,077,687
l
Morgan Stanley Capital I Trust ,
2018-H3 , AS , FRN , 4.429% , 7/15/51 ................... United States 2,265,000 2,252,956
m
2021-L5 , XA , IO, FRN , 1.261% , 5/15/54 ................. United States 36,986,315 1,595,061
d ,l
NYC Commercial Mortgage Trust , 2025-28L , A , 144A, FRN ,
4.668% , 11/05/38 .................................. United States 4,200,000 4,223,202
d ,l
VEGAS , 2024-GCS , D , 144A, FRN , 6.217% , 7/10/36 ......... United States 2,750,000 2,787,390
Wells Fargo Commercial Mortgage Trust ,
2018-C46 , AS , 4.382% , 8/15/51 ....................... United States 2,363,000 2,342,464
l,m
2025-5C3 , XA , IO, FRN , 0.814% , 1/15/58 ................ United States 41,743,957 1,229,105
2025-5C4 , AS , 6.093% , 5/15/58 ....................... United States 3,517,000 3,697,161
l
WFRBS Commercial Mortgage Trust ,
2014-C21 , B , FRN , 4.213% , 8/15/47 ................... United States 2,314,972 2,272,232
2014-C23 , B , FRN , 4.278% , 10/15/57 ................... United States 1,881,000 1,824,246
144,772,086
a a a a a a
Retail REITs 0.1%
d ,l
Fashion Show Mall LLC , 2024-SHOW , A , 144A, FRN , 5.274% ,
10/10/41 ........................................ United States 2,962,000 3,017,282
Total Commercial Mortgage-Backed Securities (Cost $ 146,580,383 ) .............
147,789,368

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities 41.2%
n
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC , 6.473%, ( 1-year CMT T-Note +/- MBS Margin), 1/01/33 United States 6,749 $ 6,890
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 3.8%
FHLMC Gold Pool, 20 Year , 5%, 5/01/27 - 5/01/30 ........... United States 38,950 39,377
FHLMC Gold Pool, 30 Year , 4.5%, 10/01/40 ............... United States 29,096 29,264
FHLMC Gold Pool, 30 Year , 5%, 3/01/34 - 2/01/38 ........... United States 154,366 157,132
FHLMC Gold Pool, 30 Year , 5.5%, 6/01/33 - 6/01/36 ......... United States 260,224 269,799
FHLMC Gold Pool, 30 Year , 6%, 6/01/33 - 6/01/37 ........... United States 122,415 127,715
FHLMC Gold Pool, 30 Year , 6.5%, 11/01/27 - 6/01/36 ........ United States 24,641 26,002
FHLMC Gold Pool, 30 Year , 7%, 8/01/32 .................. United States 1,134 1,186
FHLMC Gold Pool, 30 Year , 7.5%, 1/01/31 ................ United States 943 980
FHLMC Pool, 30 Year , 2%, 3/01/52 ...................... United States 30,700,082 25,006,282
FHLMC Pool, 30 Year , 4%, 6/01/52 ...................... United States 31,849,489 30,562,354
FHLMC Pool, 30 Year , 4.5%, 8/01/52 ..................... United States 21,617,189 21,278,669
FHLMC Pool, 30 Year , 5.5%, 11/01/52 .................... United States 21,910,112 22,337,782
99,836,542
n
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA , 6.05%, ( 1-year CMT T-Note +/- MBS Margin), 12/01/34 . United States 24,948 25,673
Federal National Mortgage Association (FNMA) Fixed Rate 28.5%
FNMA, 15 Year , 2.5%, 7/01/27 ......................... United States 14,284 14,136
FNMA, 20 Year , 4.5%, 3/01/28 ......................... United States 2,357 2,355
FNMA, 20 Year , 5%, 3/01/28 - 6/01/31 .................... United States 60,984 61,586
FNMA, 30 Year , 2%, 4/01/52 ........................... United States 93,515,333 76,156,677
FNMA, 30 Year , 3%, 9/01/48 - 9/01/51 .................... United States 13,125,760 11,796,870
FNMA, 30 Year , 3.5%, 8/01/52 ......................... United States 30,447,132 28,397,487
FNMA, 30 Year , 4%, 2/01/49 ........................... United States 6,527,006 6,386,212
FNMA, 30 Year , 4.5%, 2/01/41 ......................... United States 96,772 97,219
FNMA, 30 Year , 5%, 10/01/35 .......................... United States 196,701 201,401
FNMA, 30 Year , 5%, 4/01/53 ........................... United States 21,076,649 21,166,321
FNMA, 30 Year , 5.5%, 9/01/33 - 12/01/35 ................. United States 285,513 294,588
FNMA, 30 Year , 6%, 6/01/34 - 5/01/38 .................... United States 532,779 552,004
FNMA, 30 Year , 6%, 8/01/53 ........................... United States 18,532,747 19,084,951
FNMA, 30 Year , 6.5%, 3/01/28 - 10/01/37 ................. United States 80,411 84,434
FNMA, 30 Year , 7.5%, 10/01/29 ......................... United States 1,038 1,068
o
Uniform Mortgage-Backed Securities , 1.5% , TBA, 2/25/56 ..... United States 15,910,000 12,299,515
o
Uniform Mortgage-Backed Securities , 2% , TBA, 2/25/56 ...... United States 7,099,000 5,760,879
o
Uniform Mortgage-Backed Securities , 2.5% , TBA, 2/25/56 ..... United States 110,861,000 94,119,351
o
Uniform Mortgage-Backed Securities , 3% , TBA, 2/25/56 ...... United States 51,901,000 46,010,215
o
Uniform Mortgage-Backed Securities , 5.5% , TBA, 2/25/56 ..... United States 395,590,000 401,154,670
o
Uniform Mortgage-Backed Securities , 6% , TBA, 2/25/56 ...... United States 29,040,000 29,740,900
753,382,839
Government National Mortgage Association (GNMA) Fixed Rate 8.9%
GNMA I, Single-family, 30 Year , 5%, 6/15/34 - 7/15/34 ........ United States 24,058 24,434
GNMA I, Single-family, 30 Year , 5.5%, 2/15/33 - 6/15/36 ...... United States 120,504 122,701
GNMA I, Single-family, 30 Year , 6%, 8/15/36 ............... United States 5,364 5,636
GNMA I, Single-family, 30 Year , 7.5%, 5/15/27 .............. United States 70 71
o
GNMA II, Single-family, 30 Year , 2%, 2/15/56 ............... United States 34,310,000 28,543,703
o
GNMA II, Single-family, 30 Year , 2.5%, 2/15/56 ............. United States 14,570,000 12,622,413
o
GNMA II, Single-family, 30 Year , 3.5%, 2/15/56 ............. United States 19,960,000 18,288,574
o
GNMA II, Single-family, 30 Year , 4.5%, 2/15/56 ............. United States 23,000,000 22,463,668
GNMA II, Single-family, 30 Year , 5%, 9/20/33 - 11/20/33 ....... United States 48,722 49,687
o
GNMA II, Single-family, 30 Year , 5%, 2/15/56 ............... United States 18,439,000 18,438,936
GNMA II, Single-family, 30 Year , 5.5%, 6/20/34 ............. United States 26,341 27,295
o
GNMA II, Single-family, 30 Year , 5.5%, 2/15/56 ............. United States 27,833,000 28,141,367

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year , 6%, 11/20/34 .............. United States 29,185 $ 30,812
o
GNMA II, Single-family, 30 Year , 6%, 3/15/56 ............... United States 81,518,000 83,102,258
GNMA II, Single-family, 30 Year , 6.5%, 7/20/28 - 12/20/31 ..... United States 14,190 14,839
o
GNMA II, Single-family, 30 Year , 6.5%, 2/15/56 ............. United States 23,635,000 24,443,382
GNMA II, Single-family, 30 Year , 7.5%, 4/20/32 ............. United States 4,151 4,249
236,324,025
Total Mortgage-Backed Securities (Cost $ 1,084,626,482 ) .......................
1,089,575,969
Residential Mortgage-Backed Securities 2.7%
Financial Services 2.7%
d ,i
Bellemeade Re Ltd. , 2021-3A , B1 , 144A, FRN , 7.547% , ( 30-day
SOFR Average + 3.85% ), 9/25/31 ..................... United States 2,675,000 2,763,999
d
BRAVO Residential Funding Trust ,
l
2019-2 , A3 , 144A, FRN , 3.5% , 10/25/44 ................. United States 1,784,058 1,724,812
2023-NQM6 , A1 , 144A, 6.602% , 9/25/63 ................ United States 872,563 878,980
2024-NQM3 , A1 , 144A, 6.191% , 3/25/64 ................ United States 826,798 837,583
d ,i
Chase Home Lending Mortgage Trust ,
2025-3 , A11 , 144A, FRN , 4.997% , ( 30-day SOFR Average +
1.3% ), 2/25/56 .................................... United States 1,993,608 2,003,123
2025-7 , A11 , 144A, FRN , 5.097% , ( 30-day SOFR Average +
1.4% ), 5/25/56 .................................... United States 1,737,587 1,747,851
d ,l
CIM Trust ,
2019-INV1 , A1 , 144A, FRN , 4% , 2/25/49 ................ United States 383,714 369,523
2019-INV2 , A3 , 144A, FRN , 4% , 5/25/49 ................ United States 1,141,652 1,086,987
d ,i
Citigroup Mortgage Loan Trust , 2025-4 , A28 , 144A, FRN , 4.997% ,
( 30-day SOFR Average + 1.3% ), 10/25/55 ............... United States 1,764,124 1,772,401
d
Cross Mortgage Trust , 2024-H1 , A1 , 144A, 6.085% , 12/25/68 .. United States 646,463 652,732
d ,i
FHLMC STACR REMIC Trust ,
2025-DNA1 , A1 , 144A, FRN , 4.647% , ( 30-day SOFR Average +
0.95% ), 1/25/45 ................................... United States 1,911,555 1,914,909
2025-DNA3 , M1 , 144A, FRN , 4.797% , ( 30-day SOFR Average
+ 1.1% ), 9/25/45 .................................. United States 3,257,324 3,264,705
i
FNMA Connecticut Avenue Securities Trust ,
2016-C01 , 1M2 , FRN , 10.562% , ( 30-day SOFR Average +
6.864% ), 8/25/28 .................................. United States 223,104 224,116
d
2025-R01 , 1M1 , 144A, FRN , 4.797% , ( 30-day SOFR Average +
1.1% ), 1/25/45 .................................... United States 1,330,224 1,333,298
d
2025-R02 , 1A1 , 144A, FRN , 4.697% , ( 30-day SOFR Average +
1% ), 2/25/45 ..................................... United States 1,196,130 1,197,722
d
2025-R03 , 2A1 , 144A, FRN , 5.147% , ( 30-day SOFR Average +
1.45% ), 3/25/45 ................................... United States 1,596,287 1,605,956
d
2025-R04 , 1A1 , 144A, FRN , 4.697% , ( 30-day SOFR Average +
1% ), 5/25/45 ..................................... United States 1,454,584 1,456,643
d ,i
GS Mortgage-Backed Securities Trust , 2025-PJ8 , A27 , 144A,
FRN , 4.997% , ( 30-day SOFR Average + 1.3% ), 2/25/56 ..... United States 864,582 870,246
d ,i
Home Re Ltd. , 2026-1 , M1C , 144A, FRN , 7.078% , ( 30-day SOFR
Average + 2.6% ), 1/25/36 ............................ United States 978,000 985,629
d
HOMES Trust , 2024-NQM1 , A1 , 144A, 5.915% , 7/25/69 ...... United States 612,118 620,025
d
Imperial Fund Mortgage Trust , 2023-NQM1 , A1 , 144A, 5.941% ,
2/25/68 ......................................... United States 1,779,285 1,775,001
d
J.P. Morgan Mortgage Trust ,
l
2021-15 , A4 , 144A, FRN , 2.5% , 6/25/52 ................. United States 3,180,171 2,875,101
2025-VIS2 , A2 , 144A, 5.638% , 12/25/55 ................. United States 2,996,129 3,026,390
d ,l
LHOME Mortgage Trust , 2025-RTL2 , A1 , 144A, FRN , 5.612% ,
4/25/40 ......................................... United States 897,000 906,278

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
d ,l
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.5% ,
4/25/66 ......................................... United States 3,392,436 $ 3,352,654
d
Morgan Stanley Residential Mortgage Loan Trust , 2024-NQM1 ,
A1 , 144A, 6.152% , 12/25/68 .......................... United States 1,860,203 1,880,064
d
OBX Trust ,
l
2021-J3 , A4 , 144A, FRN , 2.5% , 10/25/51 ................ United States 903,624 819,646
2023-NQM7 , A1 , 144A, 6.844% , 4/25/63 ................ United States 1,650,428 1,667,096
2024-NQM2 , A1 , 144A, 5.878% , 12/25/63 ............... United States 1,070,493 1,079,755
2024-NQM3 , A1 , 144A, 6.129% , 12/25/63 ............... United States 1,360,671 1,376,852
2024-NQM8 , A1 , 144A, 6.233% , 5/25/64 ................ United States 2,238,359 2,271,715
i
2025-J2 , AF , 144A, FRN , 4.997% , ( 30-day SOFR Average +
1.3% ), 9/25/55 .................................... United States 3,438,020 3,454,455
d ,l
OLIT , 2025-HB2 , A , 144A, FRN , 3% , 11/25/38 .............. United States 2,476,823 2,429,709
d ,l
Onity Loan Investment Trust , 2025-HB1 , A , 144A, FRN , 3% ,
6/25/38 ......................................... United States 1,414,349 1,393,411
d ,i
PMT Loan Trust , 2025-J2 , A11 , 144A, FRN , 5.047% , ( 30-day
SOFR Average + 1.35% ), 8/25/56 ..................... United States 543,992 546,610
d ,l
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN ,
2.5% , 2/20/49 .................................... United States 1,454,475 1,312,415
d ,l
Provident Funding Mortgage Trust , 2019-1 , A2 , 144A, FRN , 3% ,
12/25/49 ........................................ United States 1,234,573 1,084,250
d ,l
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ......... United States 8,048,516 7,346,276
d ,i
Radian Mortgage Capital Trust , 2025-J3 , A25 , 144A, FRN ,
5.197% , ( 30-day SOFR Average + 1.5% ), 12/25/55 ........ United States 2,534,716 2,551,572
d ,i
Sequoia Mortgage Trust , 2025-8 , A26F , 144A, FRN , 5.097% , ( 30-
day SOFR Average + 1.4% ), 9/25/55 ................... United States 1,907,519 1,916,735
d
Verus Securitization Trust ,
2023-6 , A1 , 144A, 6.665% , 9/25/68 .................... United States 425,114 428,977
2024-4 , A1 , 144A, 6.218% , 6/25/69 .................... United States 1,398,796 1,419,781
72,225,983
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 73,838,777 ) ...............
72,225,983
Agency Commercial Mortgage-Backed Securities 4.5%
Financial Services 4.5%
m
FHLMC ,
4988 , LI , IO, 4% , 7/25/50 ............................ United States 26,045,401 6,107,766
5052 , KI , IO, 4% , 12/25/50 ........................... United States 19,749,221 4,037,732
5070 , HI , IO, 3.5% , 2/25/51 .......................... United States 29,698,472 5,551,120
5125 , IL , IO, 4.5% , 11/15/47 .......................... United States 22,806,330 4,820,266
5147 , NI , IO, 3% , 10/25/46 ........................... United States 67,542,154 9,688,436
5164 , IC , IO, 4% , 11/25/51 ........................... United States 23,032,697 4,805,943
5187 , EI , IO, 4.5% , 1/25/52 .......................... United States 12,204,601 2,810,663
5206 , IV , IO, 4% , 1/25/50 ............................ United States 31,887,056 5,227,232
5365 , IO, 2.5% , 7/25/51 ............................. United States 47,429,471 7,563,601
5529 , EI , IO, 4.5% , 11/25/51 ......................... United States 19,301,686 4,258,099
FNMA ,
m
2021-12 , MI , IO, 3% , 3/25/51 ......................... United States 15,887,316 3,019,338
i
2024-105 , KF , FRN , 4.697% , ( 30-day SOFR Average + 1% ),
1/25/55 ......................................... United States 9,593,286 9,665,219
i
2024-87 , FB , FRN , 4.797% , ( 30-day SOFR Average + 1.1% ),
12/25/54 ........................................ United States 9,445,715 9,512,389
m
GNMA ,
2019-137 , PI , IO, 3.5% , 11/20/49 ...................... United States 29,570,843 5,826,039
2020-151 , MI , IO, 2.5% , 10/20/50 ...................... United States 28,538,167 4,115,834
2022-78 , IO, 3% , 8/20/51 ............................ United States 23,588,456 4,017,234

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
m
GNMA, (continued)
2023-168 , IE , IO, 3% , 11/20/51 ....................... United States 34,367,037 $ 5,672,647
2023-171 , IO, 3% , 2/20/51 ........................... United States 15,211,068 2,541,114
2023-40 , CI , IO, 2% , 10/20/50 ........................ United States 21,365,745 2,162,387
2024-79 , IN , IO, 3% , 11/20/51 ........................ United States 22,678,584 4,854,253
2025-173 , DI , IO, 3% , 8/20/51 ........................ United States 25,966,776 4,355,540
2025-25 , IG , IO, 4.5% , 12/20/52 ....................... United States 11,229,372 2,281,185
2025-5 , IO, 3.5% , 4/20/51 ........................... United States 27,107,913 5,175,012
118,069,049
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 117,738,644 ) ......
118,069,049
Municipal Bonds 0.1%
California 0.1%
County of Fresno , Revenue , 2004 A , NATL Insured , 4.62%,
8/15/32 ......................................... United States 1,710,000 1,273,078
Total Municipal Bonds (Cost $ 1,274,087 ) .....................................
1,273,078
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account ............ South Africa 620,001 10,119
b
Mesquite Energy, Inc., Escrow Account ................... United States 6,000,000 30,300
Total Escrows and Litigation Trusts (Cost $ 5,707,489 ) .........................
40,419
Total Long Term Investments (Cost $ 3,368,038,399 ) ...........................
3,306,765,268
a
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.1%
Puts - Over-the-Counter
Currency Options 0.0%
†
Foreign Exchange EUR/JPY , Counterparty JPHQ , March Strike
Price 181.05 JPY , Expires 3/16/26 ..................... 1 81,743,000 EUR 746,013
Interest Rate Swaptions 0.1%
Receive Floating 1-day SOFR , Pay Fixed 3.753% , Counterparty
CITI , Expires 3/18/26 ............................... 1 234,507,000 3,142,762
3,888,775
Total Options Purchased (Cost $ 4,016,639 ) ...................................
3,888,775

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Short Term Investments 4.7%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 4.7%
p,q
Franklin Institutional U.S. Government Money Market Fund ,
3.603% ......................................... United States 123,763,960 $ 123,763,960
Total Money Market Funds (Cost $ 123,763,960 ) ...............................
123,763,960
Total Short Term Investments (Cost $ 123,763,960 ) .............................
123,763,960
a
Total Investments (Cost $ 3,495,818,998 ) 129.9% ..............................
$3,434,418,003
TBA Sale Commitments (7.0) % ..............................................
(184,000,387)
Options Written (0.1) % .....................................................
(3,490,377)
Other Assets, less Liabilities (22.8) % ........................................
(604,070,643)
Net Assets 100.0% .........................................................
$2,642,856,596
a a a
Principal
Amount
*
r
TBA Sale Commitments (7.0)%
Mortgage-Backed Securities (7.0)%
Federal National Mortgage Association (FNMA) Fixed Rate (7.0)%
Uniform Mortgage-Backed Securities ,
3.5% , TBA, 2/25/56 ................................ United States (5,811,000) (5,375,562)
4% , TBA, 2/25/56 .................................. United States (17,250,000) (16,476,596)
4.5% , TBA, 2/25/56 ................................ United States (139,000,000) (136,199,296)
5% , TBA, 2/25/56 .................................. United States (25,950,000) (25,948,933)
(184,000,387)
Total TBA Sale Commitments (Proceeds $ (184,559,504) ) .......................
$(184,000,387)
Number of
Contracts
Notional
Amount
#
Options Written (0.1)%
Puts - Over-the-Counter
Currency Options (0.0)%
†
Foreign Exchange EUR/JPY , Counterparty JPHQ , March Strike
Price 176.45 JPY , Expires 3/16/26 ..................... 1 81,743,000 EUR (273,772)
Interest Rate Swaptions (0.1)%
Receive Floating 1-day SOFR , Pay Fixed 3.401% , Counterparty
CITI , Expires 3/18/26 ............................... 1 (404,707,000) (3,216,605)
(3,490,377)
Total Options Written (Premiums received $ 3,133,661 ) .........................
$ (3,490,377)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2026, the aggregate value of these securities was $851,175,113, representing 32.2% of net assets.
e
Defaulted security or security for which income has been deemed uncollectible.
f
A portion or all of the security purchased on a delayed delivery basis.
g
Income may be received in additional securities and/or cash.
h
The rate shown represents the yield at period end.
i
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
j
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
k
See full breakdown of marketplace loans holdings in the table at the end of this schedule.
l
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
m
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
n
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread;
they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).
o
Security purchased on a to-be-announced (TBA) basis.
p
See Note 5 regarding investments in affiliated management investment companies.
q
The rate shown is the annualized seven-day effective yield at period end.
r
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

Franklin Strategic Series
Schedule of Investments (unaudited), January 31, 2026
Franklin Core Plus Bond Fund
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

,
At January 31, 2026, the Fund had the following marketplace loans outstanding.
Description
Principal
Amount Value
Marketplace Loans - 0.2%
Block, Inc.
a
8147240.SQ.FTS.B , 4 .783% , 3/03/26 .... $ 1,016 $ 866
a
8152425.SQ.FTS.B , 6 .667% , 3/04/26 .... 155 92
a,b
8155930.SQ.FTS.B , 5 .114% , 3/05/26 .... 1,954 1,046
a
8158885.SQ.FTS.B , 5 .92% , 3/05/26 ..... 1,084 604
a,b
8162440.SQ.FTS.B , 6 .421% , 3/07/26 .... 6,964 176
a,b
8163826.SQ.FTS.B , 6 .4% , 3/08/26 ...... 676 336
a,b
8165084.SQ.FTS.B , 5 .41% , 3/09/26 ..... 11,638 242
a
8166378.SQ.FTS.B , 6 .148% , 3/09/26 .... 137 110
a,b
8164934.SQ.FTS.B , 6 .159% , 3/09/26 .... 1,203 25
a,b
8165043.SQ.FTS.B , 6 .348% , 3/09/26 .... 1,256 543
a
8167762.SQ.FTS.B , 5 .105% , 3/10/26 .... 367 295
a,b
8177398.SQ.FTS.B , 4 .779% , 3/12/26 .... 7,486 4,475
a,b
8178539.SQ.FTS.B , 4 .78% , 3/12/26 ..... 9,322 251
a,b
8181148.SQ.FTS.B , 5 .628% , 3/13/26 .... 3,454 50
a
8180916.SQ.FTS.B , 6 .346% , 3/13/26 .... 696 361
a
8185295.SQ.FTS.B , 5 .101% , 3/15/26 .... 536 359
a,b
8185861.SQ.FTS.B , 6 .336% , 3/15/26 .... 900 471
a,b
8187056.SQ.FTS.B , 4 .779% , 3/16/26 .... 28,289 17,519
a
8190366.SQ.FTS.B , 5 .119% , 3/17/26 .... 689 549
a
8190913.SQ.FTS.B , 5 .418% , 3/17/26 .... 403 341
a,b
8193726.SQ.FTS.B , 5 .114% , 3/18/26 .... 14,703 547
a
8203270.SQ.FTS.B , 5 .413% , 3/20/26 .... 2,259 1,512
a
8205825.SQ.FTS.B , 5 .614% , 3/20/26 .... 435 254
a,b
8205976.SQ.FTS.B , 5 .912% , 3/20/26 .... 3,833 1,816
a,b
8205369.SQ.FTS.B , 6 .329% , 3/20/26 .... 1,746 14
a
8205642.SQ.FTS.B , 6 .42% , 3/20/26 ..... 827 677
a,b
8204610.SQ.FTS.B , 6 .682% , 3/20/26 .... 2,461 57
a,b
8206989.SQ.FTS.B , 6 .551% , 3/21/26 .... 2,066 1,265
a
8210538.SQ.FTS.B , 4 .96% , 3/23/26 ..... 1,768 1,119
a
8209672.SQ.FTS.B , 5 .41% , 3/23/26 ..... 2,777 2,167
a,b
8209177.SQ.FTS.B , 6 .148% , 3/23/26 .... 4,860 115
a
8209660.SQ.FTS.B , 6 .394% , 3/23/26 .... 72 53
a
8213268.SQ.FTS.B , 4 .958% , 3/24/26 .... 2,070 1,250
a
8215602.SQ.FTS.B , 4 .784% , 3/25/26 .... 803 612
a
8217705.SQ.FTS.B , 5 .107% , 3/25/26 .... 839 735
a
8216882.SQ.FTS.B , 5 .66% , 3/25/26 ..... 4,829 3,095
a,b
8216590.SQ.FTS.B , 6 .314% , 3/25/26 .... 1,287 34
a
8223240.SQ.FTS.B , 6 .146% , 3/26/26 .... 202 176
a,b
8221997.SQ.FTS.B , 6 .536% , 3/26/26 .... 342 159
a
8226398.SQ.FTS.B , 5 .627% , 3/27/26 .... 522 340
a
8227883.SQ.FTS.B , 5 .913% , 3/27/26 .... 5,296 4,082
a
8228042.SQ.FTS.B , 4 .779% , 3/28/26 .... 10,298 6,586
a
8228286.SQ.FTS.B , 5 .635% , 3/28/26 .... 1,206 711
a
8237680.SQ.FTS.B , 4 .956% , 4/01/26 .... 14,004 7,697
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
8239718.SQ.FTS.B , 4 .924% , 4/02/26 .... $ 149 $ 3
a
8246946.SQ.FTS.B , 5 .409% , 4/03/26 .... 3,935 3,358
a,b
8247535.SQ.FTS.B , 6 .552% , 4/03/26 .... 1,830 43
a
8248806.SQ.FTS.B , 6 .675% , 4/03/26 .... 10,218 5,691
a
8250977.SQ.FTS.B , 4 .778% , 4/04/26 .... 2,958 2,209
a
8250191.SQ.FTS.B , 6 .334% , 4/04/26 .... 452 203
a
8255354.SQ.FTS.B , 4 .958% , 4/07/26 .... 655 200
a
8255421.SQ.FTS.B , 5 .41% , 4/07/26 ..... 7,188 4,535
a
8277202.SQ.FTS.B , 5 .113% , 4/11/26 .... 3,861 2,413
a
8276869.SQ.FTS.B , 5 .114% , 4/11/26 .... 6,524 5,328
a,b
8283179.SQ.FTS.B , 5 .117% , 4/15/26 .... 6,353 135
a
8281860.SQ.FTS.B , 5 .408% , 4/15/26 .... 3,357 1,924
a
8284751.SQ.FTS.B , 5 .63% , 4/15/26 ..... 851 341
a
8284791.SQ.FTS.B , 5 .66% , 4/15/26 ..... 692 361
a
8283828.SQ.FTS.B , 6 .324% , 4/15/26 .... 1,780 620
a,b
8287641.SQ.FTS.B , 5 .112% , 4/16/26 .... 4,543 158
a,b
8287420.SQ.FTS.B , 5 .909% , 4/16/26 .... 2,138 52
a
8286678.SQ.FTS.B , 6 .164% , 4/16/26 .... 33 31
a,b
8288479.SQ.FTS.B , 6 .326% , 4/16/26 .... 5,431 83
a,b
8286845.SQ.FTS.B , 6 .411% , 4/16/26 .... 1,221 27
a
8287565.SQ.FTS.B , 6 .414% , 4/16/26 .... 892 644
a,b
8286690.SQ.FTS.B , 6 .534% , 4/16/26 .... 1,636 36
a
8298055.SQ.FTS.B , 4 .78% , 4/18/26 ..... 1,294 979
a
8298827.SQ.FTS.B , 5 .41% , 4/19/26 ..... 4,740 2,602
a
8299881.SQ.FTS.B , 4 .782% , 4/20/26 .... 3,740 3,138
a
8299665.SQ.FTS.B , 6 .663% , 4/20/26 .... 318 228
a
8304334.SQ.FTS.B , 5 .409% , 4/21/26 .... 2,705 1,884
a,b
8301755.SQ.FTS.B , 6 .326% , 4/21/26 .... 4,584 96
a,b
8304151.SQ.FTS.B , 6 .673% , 4/21/26 .... 2,265 53
a
8304649.SQ.FTS.B , 6 .325% , 4/22/26 .... 2,215 1,027
a
8308031.SQ.FTS.B , 4 .776% , 4/23/26 .... 540 518
a
8317207.SQ.FTS.B , 5 .412% , 4/24/26 .... 856 817
a
8318235.SQ.FTS.B , 5 .646% , 4/25/26 .... 1,525 513
a,b
8319657.SQ.FTS.B , 5 .66% , 4/25/26 ..... 16,368 327
a
8322385.SQ.FTS.B , 4 .78% , 4/27/26 ..... 1,555 1,233
a
8322107.SQ.FTS.B , 6 .54% , 4/27/26 ..... 1,215 748
a
8323377.SQ.FTS.B , 6 .552% , 4/28/26 .... 1,053 833
a
8329865.SQ.FTS.B , 5 .114% , 4/29/26 .... 10,272 8,847
a
8327713.SQ.FTS.B , 5 .413% , 4/29/26 .... 1,392 1,081
a
8333141.SQ.FTS.B , 4 .966% , 4/30/26 .... 181 125
a
8333158.SQ.FTS.B , 5 .115% , 4/30/26 .... 1,222 1,155
a
8334093.SQ.FTS.B , 5 .635% , 4/30/26 .... 5,166 3,447
a
8339406.SQ.FTS.B , 6 .152% , 4/30/26 .... 3,703 2,975
a,b
8339247.SQ.FTS.B , 6 .673% , 4/30/26 .... 8,515 115

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8340531.SQ.FTS.B , 5 .409% , 5/01/26 .... $ 23,669 $ 16,567
a
8344345.SQ.FTS.B , 6 .329% , 5/02/26 .... 2,248 1,252
a
8344398.SQ.FTS.B , 6 .359% , 5/02/26 .... 155 97
a
8345584.SQ.FTS.B , 6 .415% , 5/03/26 .... 1,848 717
a,b
8348402.SQ.FTS.B , 4 .952% , 5/04/26 .... 409 283
a
8347538.SQ.FTS.B , 5 .115% , 5/04/26 .... 2,175 1,849
a,b
8347967.SQ.FTS.B , 5 .117% , 5/04/26 .... 3,507 1,624
a
8348640.SQ.FTS.B , 5 .66% , 5/04/26 ..... 971 703
a,b
8349157.SQ.FTS.B , 6 .327% , 5/04/26 .... 5,772 110
a
8352758.SQ.FTS.B , 4 .78% , 5/05/26 ..... 55,299 40,308
a
8351752.SQ.FTS.B , 6 .422% , 5/05/26 .... 5,095 3,876
a
8350374.SQ.FTS.B , 6 .554% , 5/05/26 .... 2 1
a
8362642.SQ.FTS.B , 5 .113% , 5/07/26 .... 5,745 4,383
a
8360828.SQ.FTS.B , 5 .66% , 5/07/26 ..... 10,417 6,021
a
8361678.SQ.FTS.B , 6 .141% , 5/07/26 .... 727 455
a
8361761.SQ.FTS.B , 6 .152% , 5/07/26 .... 2,450 1,642
a
8363676.SQ.FTS.B , 6 .176% , 5/07/26 .... 14 13
a,b
8367859.SQ.FTS.B , 4 .78% , 5/08/26 ..... 2,964 87
a
8367817.SQ.FTS.B , 4 .954% , 5/08/26 .... 1,406 738
a
8368633.SQ.FTS.B , 5 .675% , 5/09/26 .... 573 438
a
8368496.SQ.FTS.B , 6 .151% , 5/09/26 .... 1,193 1,035
a,b
8370594.SQ.FTS.B , 5 .615% , 5/11/26 .... 265 88
a
8370406.SQ.FTS.B , 6 .154% , 5/11/26 .... 740 659
a,b
8370392.SQ.FTS.B , 6 .301% , 5/11/26 .... 311 118
a,b
8370612.SQ.FTS.B , 6 .42% , 5/11/26 ..... 4,659 71
a
8373109.SQ.FTS.B , 5 .402% , 5/12/26 .... 153 148
a,b
8373458.SQ.FTS.B , 5 .912% , 5/12/26 .... 2,826 1,041
a,b
8373052.SQ.FTS.B , 6 .141% , 5/12/26 .... 2,470 49
a
8372657.SQ.FTS.B , 6 .154% , 5/12/26 .... 5,240 3,144
a,b
8373371.SQ.FTS.B , 6 .321% , 5/12/26 .... 3,913 78
a
8374700.SQ.FTS.B , 6 .424% , 5/12/26 .... 4,218 2,341
a,b
8376661.SQ.FTS.B , 4 .956% , 5/13/26 .... 1,560 30
a,b
8376230.SQ.FTS.B , 5 .66% , 5/13/26 ..... 4,232 48
a
8380787.SQ.FTS.B , 4 .781% , 5/14/26 .... 495 474
a,b
8381919.SQ.FTS.B , 4 .965% , 5/14/26 .... 1,506 23
a
8383275.SQ.FTS.B , 5 .404% , 5/14/26 .... 1,371 1,153
a,b
8382098.SQ.FTS.B , 6 .149% , 5/14/26 .... 8,174 173
a,b
8383353.SQ.FTS.B , 6 .15% , 5/14/26 ..... 37,881 518
a,b
8382493.SQ.FTS.B , 6 .55% , 5/14/26 ..... 10,128 113
a
8385298.SQ.FTS.B , 5 .66% , 5/15/26 ..... 714 673
a
8387911.SQ.FTS.B , 4 .781% , 5/16/26 .... 2,605 1,720
a
8388466.SQ.FTS.B , 5 .125% , 5/16/26 .... 906 448
a
8388312.SQ.FTS.B , 5 .427% , 5/16/26 .... 773 571
a,b
8392372.SQ.FTS.B , 4 .78% , 5/18/26 ..... 3,862 111
a,b
8391986.SQ.FTS.B , 5 .112% , 5/18/26 .... 5,055 2,730
a
8390042.SQ.FTS.B , 5 .66% , 5/18/26 ..... 1,387 978
Description
Principal
Amount Value
Block, Inc. (continued)
a
8390639.SQ.FTS.B , 6 .427% , 5/18/26 .... $ 136 $ 114
a,b
8396180.SQ.FTS.B , 4 .959% , 5/19/26 .... 1,271 22
a
8396115.SQ.FTS.B , 5 .115% , 5/19/26 .... 1,034 930
a
8395941.SQ.FTS.B , 6 .146% , 5/19/26 .... 2,109 921
a
8396223.SQ.FTS.B , 6 .152% , 5/19/26 .... 4,829 3,745
a,b
8398764.SQ.FTS.B , 5 .66% , 5/20/26 ..... 21,029 429
a
8406914.SQ.FTS.B , 6 .547% , 5/21/26 .... 6,971 4,077
a
8407557.SQ.FTS.B , 4 .78% , 5/22/26 ..... 3,139 2,941
a
8412573.SQ.FTS.B , 4 .784% , 5/22/26 .... 3,885 2,732
a,b
8408339.SQ.FTS.B , 6 .551% , 5/22/26 .... 5,451 50
a
8414495.SQ.FTS.B , 4 .781% , 5/24/26 .... 3,851 3,032
a
8417488.SQ.FTS.B , 5 .112% , 5/25/26 .... 595 571
a,b
8418827.SQ.FTS.B , 5 .409% , 5/25/26 .... 63,980 841
a
8422169.SQ.FTS.B , 5 .663% , 5/26/26 .... 5,765 4,209
a
8424605.SQ.FTS.B , 5 .911% , 5/26/26 .... 5,522 2,502
a
8423665.SQ.FTS.B , 6 .152% , 5/26/26 .... 9,763 8,447
a
8432444.SQ.FTS.B , 4 .78% , 5/28/26 ..... 17,320 15,569
a
8431777.SQ.FTS.B , 5 .663% , 5/28/26 .... 328 323
a
8431678.SQ.FTS.B , 6 .153% , 5/28/26 .... 1,536 1,315
a,b
8435782.SQ.FTS.B , 4 .943% , 5/29/26 .... 1,958 37
a
8436467.SQ.FTS.B , 4 .962% , 5/29/26 .... 942 324
a
8435257.SQ.FTS.B , 5 .917% , 5/29/26 .... 1,285 1,140
a
8437080.SQ.FTS.B , 5 .112% , 5/30/26 .... 1,177 1,148
a
8440181.SQ.FTS.B , 5 .639% , 6/02/26 .... 1,646 495
a
8439564.SQ.FTS.B , 5 .908% , 6/02/26 .... 883 419
a,b
8439931.SQ.FTS.B , 6 .559% , 6/02/26 .... 1,480 490
a
8444430.SQ.FTS.B , 5 .666% , 6/03/26 .... 1,127 1,018
a,b
8445397.SQ.FTS.B , 6 .325% , 6/03/26 .... 12,637 158
a
8448998.SQ.FTS.B , 6 .334% , 6/03/26 .... 132 113
a
8452856.SQ.FTS.B , 4 .769% , 6/04/26 .... 169 166
a,b
8451575.SQ.FTS.B , 5 .409% , 6/04/26 .... 20,874 11,952
a
8449424.SQ.FTS.B , 6 .419% , 6/04/26 .... 1,282 816
a,b
8458127.SQ.FTS.B , 5 .114% , 6/05/26 .... 19,354 321
a
8457102.SQ.FTS.B , 6 .428% , 6/05/26 .... 2,683 1,646
a
8461445.SQ.FTS.B , 4 .78% , 6/06/26 ..... 6,047 5,852
a
8463921.SQ.FTS.B , 4 .948% , 6/06/26 .... 951 331
a,b
8463484.SQ.FTS.B , 6 .672% , 6/06/26 .... 9,869 123
a
8467646.SQ.FTS.B , 6 .657% , 6/08/26 .... 1,127 309
a
8470542.SQ.FTS.B , 5 .114% , 6/09/26 .... 10,593 7,262
a,b
8471165.SQ.FTS.B , 5 .635% , 6/09/26 .... 18,441 358
a,b
8470455.SQ.FTS.B , 6 .325% , 6/09/26 .... 984 21
a
8468131.SQ.FTS.B , 6 .42% , 6/09/26 ..... 3,537 2,794
a
8474537.SQ.FTS.B , 4 .78% , 6/10/26 ..... 4,473 4,345
a
8475672.SQ.FTS.B , 5 .115% , 6/10/26 .... 445 438
a
8476774.SQ.FTS.B , 6 .326% , 6/10/26 .... 583 369
a
8480113.SQ.FTS.B , 6 .533% , 6/11/26 .... 397 279

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8485153.SQ.FTS.B , 4 .78% , 6/12/26 ..... $ 1,073 $ 879
a
8485124.SQ.FTS.B , 4 .953% , 6/12/26 .... 101 77
a
8488063.SQ.FTS.B , 4 .957% , 6/12/26 .... 1,250 592
a,b
8485522.SQ.FTS.B , 6 .42% , 6/12/26 ..... 13,205 245
a
8490498.SQ.FTS.B , 4 .78% , 6/13/26 ..... 175 174
a
8490622.SQ.FTS.B , 4 .781% , 6/13/26 .... 7,059 6,551
a
8489971.SQ.FTS.B , 5 .113% , 6/13/26 .... 2,155 2,011
a
8492444.SQ.FTS.B , 5 .11% , 6/14/26 ..... 1,617 1,532
a
8494017.SQ.FTS.B , 6 .424% , 6/15/26 .... 435 395
a
8497694.SQ.FTS.B , 5 .11% , 6/16/26 ..... 2,540 2,336
a
8495866.SQ.FTS.B , 5 .409% , 6/16/26 .... 1,863 1,783
a
8496689.SQ.FTS.B , 6 .15% , 6/16/26 ..... 2,723 946
a
8506309.SQ.FTS.B , 4 .778% , 6/18/26 .... 3,114 2,574
a
8503138.SQ.FTS.B , 6 .415% , 6/18/26 .... 1,828 553
a,b
8512865.SQ.FTS.B , 5 .912% , 6/19/26 .... 21,196 523
a
8513998.SQ.FTS.B , 4 .779% , 6/20/26 .... 3,483 3,430
a
8517466.SQ.FTS.B , 6 .668% , 6/20/26 .... 379 282
a
8520522.SQ.FTS.B , 6 .114% , 6/22/26 .... 466 371
a
8520316.SQ.FTS.B , 6 .442% , 6/22/26 .... 2,627 676
a
8524499.SQ.FTS.B , 4 .707% , 6/23/26 .... 825 752
a,b
8523060.SQ.FTS.B , 4 .979% , 6/23/26 .... 1,036 12
a,b
8523082.SQ.FTS.B , 6 .335% , 6/23/26 .... 3,415 47
a
8525381.SQ.FTS.B , 4 .776% , 6/24/26 .... 3,474 2,668
a
8526175.SQ.FTS.B , 4 .927% , 6/24/26 .... 339 213
a
8528509.SQ.FTS.B , 5 .031% , 6/24/26 .... 1,004 983
a
8530766.SQ.FTS.B , 6 .102% , 6/25/26 .... 1,878 1,666
a,b
8530595.SQ.FTS.B , 6 .289% , 6/25/26 .... 11,746 193
a
8531342.SQ.FTS.B , 4 .78% , 6/26/26 ..... 504 503
a
8533570.SQ.FTS.B , 5 .035% , 6/26/26 .... 69 67
a
8533616.SQ.FTS.B , 5 .338% , 6/26/26 .... 1,123 927
a
8531192.SQ.FTS.B , 5 .914% , 6/26/26 .... 3,875 2,304
a,b
8534044.SQ.FTS.B , 6 .448% , 6/26/26 .... 11,141 198
a
8539477.SQ.FTS.B , 4 .717% , 6/28/26 .... 4,678 4,641
a
8539334.SQ.FTS.B , 4 .78% , 6/28/26 ..... 672 663
a,b
8539874.SQ.FTS.B , 5 .031% , 6/28/26 .... 8,313 101
a
8540718.SQ.FTS.B , 5 .343% , 6/29/26 .... 3,501 1,172
a
8546597.SQ.FTS.B , 4 .717% , 6/30/26 .... 883 830
a
8541256.SQ.FTS.B , 4 .95% , 6/30/26 ..... 208 161
a
8546235.SQ.FTS.B , 5 .911% , 6/30/26 .... 3,024 2,579
a
8558468.SQ.FTS.B , 4 .715% , 7/03/26 .... 1,698 1,381
a
8557229.SQ.FTS.B , 4 .717% , 7/03/26 .... 6,417 6,371
a,b
8557100.SQ.FTS.B , 4 .945% , 7/03/26 .... 2,142 25
a
8560945.SQ.FTS.B , 5 .904% , 7/05/26 .... 854 650
a
8591105.SQ.FTS.B , 4 .719% , 7/06/26 .... 432 431
a
8586236.SQ.FTS.B , 5 .029% , 7/06/26 .... 1,999 1,789
a,b
8590354.SQ.FTS.B , 5 .348% , 7/06/26 .... 2,989 39
Description
Principal
Amount Value
Block, Inc. (continued)
a
8592557.SQ.FTS.B , 6 .095% , 7/06/26 .... $ 2,028 $ 45
a
8593881.SQ.FTS.B , 4 .717% , 7/07/26 .... 1,022 993
a,b
8596048.SQ.FTS.B , 5 .598% , 7/07/26 .... 15,182 399
a
8598300.SQ.FTS.B , 4 .717% , 7/08/26 .... 3,364 3,253
a
8598520.SQ.FTS.B , 5 .031% , 7/08/26 .... 6,421 5,765
a
8598846.SQ.FTS.B , 5 .596% , 7/08/26 .... 4,615 4,156
a,b
8603241.SQ.FTS.B , 5 .031% , 7/09/26 .... 5,719 1,679
a
8604154.SQ.FTS.B , 5 .031% , 7/09/26 .... 27,019 9,814
a
8605739.SQ.FTS.B , 5 .621% , 7/09/26 .... 831 345
a
8608267.SQ.FTS.B , 4 .717% , 7/10/26 .... 330 326
a,b
8608202.SQ.FTS.B , 5 .66% , 7/10/26 ..... 340 4
a
8606281.SQ.FTS.B , 6 .097% , 7/10/26 .... 1,637 1,295
a,b
8606413.SQ.FTS.B , 6 .45% , 7/10/26 ..... 5,442 91
a
8609461.SQ.FTS.B , 5 .031% , 7/11/26 .... 442 420
a
8609898.SQ.FTS.B , 6 .455% , 7/11/26 .... 1,526 1,144
a
8610388.SQ.FTS.B , 5 .596% , 7/12/26 .... 423 407
a
8613403.SQ.FTS.B , 4 .717% , 7/13/26 .... 4,980 4,760
a
8611635.SQ.FTS.B , 4 .722% , 7/13/26 .... 1,714 1,280
a
8614012.SQ.FTS.B , 5 .571% , 7/13/26 .... 137 123
a
8612102.SQ.FTS.B , 6 .099% , 7/13/26 .... 2,214 1,625
a
8617158.SQ.FTS.B , 6 .101% , 7/14/26 .... 2,599 2,441
a
8618340.SQ.FTS.B , 4 .95% , 7/15/26 ..... 190 114
a
8621156.SQ.FTS.B , 5 .347% , 7/15/26 .... 16,525 14,841
a,b
8621035.SQ.FTS.B , 6 .443% , 7/15/26 .... 1,808 36
a
8626509.SQ.FTS.B , 4 .717% , 7/16/26 .... 3,585 3,495
a
8626992.SQ.FTS.B , 4 .717% , 7/16/26 .... 1,355 1,307
a
8627682.SQ.FTS.B , 4 .721% , 7/16/26 .... 2,495 2,352
a,b
8627433.SQ.FTS.B , 5 .603% , 7/16/26 .... 2,857 1,745
a
8625165.SQ.FTS.B , 5 .64% , 7/16/26 ..... 1,249 578
a,b
8625097.SQ.FTS.B , 6 .081% , 7/16/26 .... 1,551 23
a,b
8625055.SQ.FTS.B , 6 .44% , 7/16/26 ..... 1,294 21
a,b
8624623.SQ.FTS.B , 6 .445% , 7/16/26 .... 1,687 1,432
a,b
8630161.SQ.FTS.B , 4 .928% , 7/17/26 .... 844 11
a,b
8630113.SQ.FTS.B , 6 .11% , 7/17/26 ..... 3,058 37
a,b
8632209.SQ.FTS.B , 5 .619% , 7/18/26 .... 348 9
a
8632662.SQ.FTS.B , 4 .718% , 7/19/26 .... 2,517 2,504
a
8633549.SQ.FTS.B , 4 .717% , 7/20/26 .... 307 305
a
8633728.SQ.FTS.B , 4 .937% , 7/20/26 .... 882 672
a
8633413.SQ.FTS.B , 5 .028% , 7/20/26 .... 1,707 1,432
a
8633610.SQ.FTS.B , 5 .918% , 7/20/26 .... 649 494
a
8633174.SQ.FTS.B , 6 .289% , 7/20/26 .... 775 473
a
8634408.SQ.FTS.B , 4 .715% , 7/21/26 .... 3,397 3,117
a
8635256.SQ.FTS.B , 5 .031% , 7/21/26 .... 19,070 14,268
a
8637175.SQ.FTS.B , 6 .289% , 7/21/26 .... 208 180
a
8639095.SQ.FTS.B , 5 .031% , 7/22/26 .... 20,344 11,412
a
8640527.SQ.FTS.B , 5 .344% , 7/22/26 .... 2,551 2,330

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8638798.SQ.FTS.B , 6 .099% , 7/22/26 .... $ 5,273 $ 3,810
a
8637462.SQ.FTS.B , 6 .1% , 7/22/26 ...... 8,106 7,495
a
8640249.SQ.FTS.B , 6 .448% , 7/22/26 .... 2,540 1,568
a
8646278.SQ.FTS.B , 4 .719% , 7/23/26 .... 3,255 3,124
a
8646055.SQ.FTS.B , 6 .094% , 7/23/26 .... 958 877
a
8647947.SQ.FTS.B , 5 .046% , 7/24/26 .... 265 254
a
8649457.SQ.FTS.B , 5 .6% , 7/24/26 ...... 712 675
a
8646799.SQ.FTS.B , 6 .447% , 7/24/26 .... 153 138
a
8650857.SQ.FTS.B , 4 .717% , 7/25/26 .... 15,546 15,286
a
8652314.SQ.FTS.B , 6 .447% , 7/26/26 .... 1,492 749
a,b
8659412.SQ.FTS.B , 4 .72% , 7/28/26 ..... 7,301 3,164
a
8656818.SQ.FTS.B , 5 .031% , 7/28/26 .... 3,728 2,607
a
8657901.SQ.FTS.B , 5 .6% , 7/28/26 ...... 1,133 1,042
a
8661211.SQ.FTS.B , 6 .499% , 7/28/26 .... 130 85
a
8662975.SQ.FTS.B , 4 .712% , 7/29/26 .... 904 887
a
8665558.SQ.FTS.B , 4 .719% , 7/29/26 .... 3,092 2,916
a
8666384.SQ.FTS.B , 6 .1% , 7/29/26 ...... 19,146 14,781
a,b
8662647.SQ.FTS.B , 6 .445% , 7/29/26 .... 3,734 92
a
8673869.SQ.FTS.B , 4 .717% , 7/30/26 .... 528 528
a
8673390.SQ.FTS.B , 4 .722% , 7/30/26 .... 858 838
a
8673280.SQ.FTS.B , 5 .036% , 7/30/26 .... 3,631 2,762
a
8674563.SQ.FTS.B , 5 .344% , 7/30/26 .... 5,177 4,058
a,b
8671964.SQ.FTS.B , 5 .346% , 7/30/26 .... 6,876 3,145
a
8674429.SQ.FTS.B , 5 .617% , 7/30/26 .... 265 251
a,b
8674744.SQ.FTS.B , 6 .472% , 7/30/26 .... 927 427
a
8677309.SQ.FTS.B , 4 .719% , 7/31/26 .... 7,869 7,071
a
8679117.SQ.FTS.B , 5 .347% , 7/31/26 .... 407 393
a
8678529.SQ.FTS.B , 5 .349% , 7/31/26 .... 575 562
a
8680247.SQ.FTS.B , 5 .027% , 8/01/26 .... 444 430
a
8680461.SQ.FTS.B , 5 .031% , 8/01/26 .... 8,682 7,598
a
8686611.SQ.FTS.B , 4 .717% , 8/03/26 .... 81 81
a
8684229.SQ.FTS.B , 4 .722% , 8/03/26 .... 1,225 1,034
a
8689297.SQ.FTS.B , 5 .031% , 8/04/26 .... 4,891 4,620
a
8688026.SQ.FTS.B , 5 .912% , 8/04/26 .... 889 826
a,b
8692180.SQ.FTS.B , 5 .912% , 8/04/26 .... 34,128 827
a
8689069.SQ.FTS.B , 6 .454% , 8/04/26 .... 728 564
a
8697405.SQ.FTS.B , 4 .717% , 8/05/26 .... 905 897
a
8693676.SQ.FTS.B , 5 .031% , 8/05/26 .... 3,437 3,186
a
8694466.SQ.FTS.B , 5 .031% , 8/05/26 .... 417 414
a
8697792.SQ.FTS.B , 5 .343% , 8/05/26 .... 5,744 1,426
a
8704218.SQ.FTS.B , 4 .719% , 8/06/26 .... 1,296 1,278
a
8704195.SQ.FTS.B , 5 .612% , 8/06/26 .... 530 492
a
8706579.SQ.FTS.B , 5 .597% , 8/07/26 .... 9,967 4,110
a
8712320.SQ.FTS.B , 5 .031% , 8/09/26 .... 433 424
a
8712364.SQ.FTS.B , 6 .447% , 8/09/26 .... 806 181
a
8715175.SQ.FTS.B , 5 .361% , 8/10/26 .... 507 466
Description
Principal
Amount Value
Block, Inc. (continued)
a
8713665.SQ.FTS.B , 5 .6% , 8/10/26 ...... $ 951 $ 792
a
8720364.SQ.FTS.B , 5 .353% , 8/11/26 .... 1,670 1,280
a
8719381.SQ.FTS.B , 6 .102% , 8/11/26 .... 4,412 3,814
a,b
8723059.SQ.FTS.B , 4 .717% , 8/12/26 .... 20,170 487
a,b
8723864.SQ.FTS.B , 5 .627% , 8/12/26 .... 9,920 203
a,b
8722338.SQ.FTS.B , 5 .63% , 8/12/26 ..... 1,713 35
a
8734581.SQ.FTS.B , 4 .717% , 8/13/26 .... 2,091 1,847
a
8734221.SQ.FTS.B , 5 .907% , 8/13/26 .... 1,546 1,228
a,b
8734472.SQ.FTS.B , 6 .444% , 8/13/26 .... 3,490 45
a
8738617.SQ.FTS.B , 4 .717% , 8/14/26 .... 700 695
a,b
8738312.SQ.FTS.B , 6 .45% , 8/14/26 ..... 6,129 67
a,b
8739327.SQ.FTS.B , 6 .447% , 8/15/26 .... 10,390 2,861
a
8740558.SQ.FTS.B , 5 .031% , 8/16/26 .... 23,179 573
a
8740399.SQ.FTS.B , 5 .597% , 8/16/26 .... 7,822 5,448
a
8741215.SQ.FTS.B , 5 .595% , 8/17/26 .... 6,016 3,441
a
8741832.SQ.FTS.B , 6 .101% , 8/17/26 .... 1,527 1,462
a
8744200.SQ.FTS.B , 5 .342% , 8/18/26 .... 3,135 2,100
a
8745696.SQ.FTS.B , 5 .346% , 8/18/26 .... 825 815
a
8744746.SQ.FTS.B , 5 .596% , 8/18/26 .... 1,493 1,430
a
8748954.SQ.FTS.B , 4 .719% , 8/19/26 .... 5,351 5,192
a
8753827.SQ.FTS.B , 5 .346% , 8/20/26 .... 1,964 1,829
a
8754516.SQ.FTS.B , 5 .346% , 8/20/26 .... 8,400 8,230
a
8757818.SQ.FTS.B , 5 .348% , 8/21/26 .... 5,202 4,870
a,b
8760036.SQ.FTS.B , 5 .598% , 8/21/26 .... 1,795 407
a
8757666.SQ.FTS.B , 6 .102% , 8/21/26 .... 513 416
a,b
8757027.SQ.FTS.B , 6 .105% , 8/21/26 .... 3,241 63
a
8762080.SQ.FTS.B , 4 .712% , 8/23/26 .... 1,651 1,613
a
8762148.SQ.FTS.B , 4 .718% , 8/23/26 .... 4,524 4,446
a
8762628.SQ.FTS.B , 5 .031% , 8/23/26 .... 1,910 1,877
a
8766315.SQ.FTS.B , 4 .718% , 8/24/26 .... 4,143 4,097
a
8763721.SQ.FTS.B , 4 .72% , 8/24/26 ..... 3,122 2,435
a
8767283.SQ.FTS.B , 4 .738% , 8/24/26 .... 195 193
a,b
8764217.SQ.FTS.B , 5 .346% , 8/24/26 .... 8,186 2,799
a
8771967.SQ.FTS.B , 4 .718% , 8/25/26 .... 10,455 10,247
a
8771205.SQ.FTS.B , 4 .738% , 8/25/26 .... 683 631
a
8768911.SQ.FTS.B , 5 .031% , 8/25/26 .... 2,454 2,423
a
8771150.SQ.FTS.B , 5 .91% , 8/25/26 ..... 1,171 1,131
a
8769719.SQ.FTS.B , 6 .287% , 8/25/26 .... 2,056 1,438
a,b
8767996.SQ.FTS.B , 6 .447% , 8/25/26 .... 7,938 158
a,b
8768460.SQ.FTS.B , 6 .451% , 8/25/26 .... 4,904 62
a
8775913.SQ.FTS.B , 5 .031% , 8/26/26 .... 4,405 3,150
a
8772121.SQ.FTS.B , 5 .6% , 8/26/26 ...... 8,846 5,850
a
8775615.SQ.FTS.B , 5 .6% , 8/26/26 ...... 2,395 2,055
a
8773308.SQ.FTS.B , 6 .103% , 8/26/26 .... 3,076 2,539
a
8779933.SQ.FTS.B , 4 .729% , 8/27/26 .... 287 282
a
8779589.SQ.FTS.B , 5 .031% , 8/27/26 .... 2,282 2,151

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8783977.SQ.FTS.B , 5 .036% , 8/28/26 .... $ 3,628 $ 2,547
a,b
8784101.SQ.FTS.B , 6 .095% , 8/28/26 .... 1,625 24
a
8785201.SQ.FTS.B , 6 .445% , 8/28/26 .... 271 262
a
8786222.SQ.FTS.B , 6 .453% , 8/28/26 .... 1,008 228
a
8789099.SQ.FTS.B , 6 .459% , 9/01/26 .... 879 772
a,b
8789983.SQ.FTS.B , 5 .031% , 9/02/26 .... 9,342 2,370
a
8794022.SQ.FTS.B , 4 .717% , 9/03/26 .... 485 477
a
8794574.SQ.FTS.B , 4 .941% , 9/03/26 .... 190 144
a
8792611.SQ.FTS.B , 5 .031% , 9/03/26 .... 8,854 8,735
a
8791740.SQ.FTS.B , 5 .594% , 9/03/26 .... 1,368 1,329
a
8793937.SQ.FTS.B , 6 .439% , 9/03/26 .... 432 315
a,b
8798528.SQ.FTS.B , 4 .937% , 9/04/26 .... 15,760 6,536
a
8798501.SQ.FTS.B , 5 .024% , 9/04/26 .... 159 156
a
8797084.SQ.FTS.B , 5 .346% , 9/04/26 .... 2,003 1,915
a
8799571.SQ.FTS.B , 5 .353% , 9/04/26 .... 863 852
a
8797688.SQ.FTS.B , 6 .1% , 9/04/26 ...... 9,215 6,070
a
8799251.SQ.FTS.B , 6 .293% , 9/04/26 .... 2,686 1,239
a
8797465.SQ.FTS.B , 6 .314% , 9/04/26 .... 398 267
a
8800909.SQ.FTS.B , 4 .717% , 9/05/26 .... 1,872 1,786
a,b
8803302.SQ.FTS.B , 5 .031% , 9/05/26 .... 7,833 164
a
8803453.SQ.FTS.B , 6 .289% , 9/05/26 .... 3,357 1,587
a,b
8803185.SQ.FTS.B , 6 .448% , 9/05/26 .... 6,688 126
a
8801255.SQ.FTS.B , 6 .449% , 9/05/26 .... 3,140 1,830
a
8808960.SQ.FTS.B , 4 .711% , 9/06/26 .... 197 196
a
8810202.SQ.FTS.B , 4 .714% , 9/06/26 .... 1,167 1,136
a
8808482.SQ.FTS.B , 4 .717% , 9/06/26 .... 2,110 2,095
a
8806298.SQ.FTS.B , 4 .721% , 9/06/26 .... 445 442
a,b
8808155.SQ.FTS.B , 4 .949% , 9/06/26 .... 713 12
a
8810619.SQ.FTS.B , 5 .912% , 9/06/26 .... 302 299
a
8814570.SQ.FTS.B , 4 .719% , 9/07/26 .... 4,385 3,879
a
8813700.SQ.FTS.B , 5 .031% , 9/07/26 .... 10,077 9,546
a
8811330.SQ.FTS.B , 5 .346% , 9/07/26 .... 27,679 24,087
a
8810676.SQ.FTS.B , 5 .591% , 9/07/26 .... 1,825 1,150
a
8815047.SQ.FTS.B , 5 .345% , 9/08/26 .... 3,438 2,364
a
8816217.SQ.FTS.B , 4 .717% , 9/09/26 .... 13,392 12,160
a,b
8816010.SQ.FTS.B , 6 .452% , 9/09/26 .... 1,906 1,186
a
8817311.SQ.FTS.B , 4 .716% , 9/10/26 .... 4,091 3,959
a
8817896.SQ.FTS.B , 4 .718% , 9/10/26 .... 4,971 4,570
a
8817802.SQ.FTS.B , 5 .031% , 9/10/26 .... 541 531
a
8819695.SQ.FTS.B , 5 .342% , 9/10/26 .... 2,286 2,011
a
8824115.SQ.FTS.B , 4 .717% , 9/11/26 .... 1,211 1,202
a
8824350.SQ.FTS.B , 4 .717% , 9/11/26 .... 7,217 6,604
a
8824912.SQ.FTS.B , 4 .939% , 9/11/26 .... 7,765 3,513
a
8823852.SQ.FTS.B , 5 .027% , 9/11/26 .... 1,910 1,357
a
8822169.SQ.FTS.B , 5 .348% , 9/11/26 .... 2,983 2,667
a
8822671.SQ.FTS.B , 6 .099% , 9/11/26 .... 2,827 676
Description
Principal
Amount Value
Block, Inc. (continued)
a
8827182.SQ.FTS.B , 4 .714% , 9/12/26 .... $ 1,779 $ 1,743
a
8825752.SQ.FTS.B , 4 .715% , 9/12/26 .... 2,287 2,242
a
8830042.SQ.FTS.B , 4 .721% , 9/12/26 .... 1,239 1,219
a
8829866.SQ.FTS.B , 6 .1% , 9/12/26 ...... 6,813 1,536
a
8837259.SQ.FTS.B , 4 .717% , 9/13/26 .... 1,744 1,727
a
8836466.SQ.FTS.B , 5 .911% , 9/13/26 .... 1,364 1,248
a
8838758.SQ.FTS.B , 5 .918% , 9/13/26 .... 762 683
a
8839647.SQ.FTS.B , 4 .718% , 9/14/26 .... 12,525 11,485
a
8843521.SQ.FTS.B , 4 .718% , 9/14/26 .... 8,321 8,249
a
8841697.SQ.FTS.B , 5 .031% , 9/14/26 .... 3,860 3,595
a
8843311.SQ.FTS.B , 5 .344% , 9/14/26 .... 2,288 2,184
a
8842210.SQ.FTS.B , 5 .583% , 9/14/26 .... 583 549
a
8845996.SQ.FTS.B , 4 .729% , 9/15/26 .... 1,248 1,156
a
8845787.SQ.FTS.B , 4 .946% , 9/15/26 .... 1,391 665
a
8844470.SQ.FTS.B , 5 .041% , 9/15/26 .... 734 706
a
8844260.SQ.FTS.B , 5 .348% , 9/15/26 .... 4,322 4,128
a,b
8846019.SQ.FTS.B , 6 .095% , 9/15/26 .... 1,341 25
a
8846996.SQ.FTS.B , 5 .6% , 9/16/26 ...... 3,580 2,727
a
8848129.SQ.FTS.B , 5 .597% , 9/17/26 .... 7,312 6,759
a,b
8855947.SQ.FTS.B , 5 .358% , 9/18/26 .... 1,680 38
a
8861563.SQ.FTS.B , 4 .717% , 9/19/26 .... 6,661 6,393
a,b
8862132.SQ.FTS.B , 6 .1% , 9/19/26 ...... 4,940 2,790
a
8860584.SQ.FTS.B , 6 .277% , 9/19/26 .... 402 363
a
8861860.SQ.FTS.B , 6 .447% , 9/19/26 .... 239 231
a,b
8860499.SQ.FTS.B , 6 .455% , 9/19/26 .... 1,554 635
a
8867824.SQ.FTS.B , 4 .719% , 9/20/26 .... 6,093 5,872
a
8869520.SQ.FTS.B , 4 .719% , 9/20/26 .... 2,264 2,220
a
8868019.SQ.FTS.B , 4 .72% , 9/20/26 ..... 3,626 3,533
a,b
8867817.SQ.FTS.B , 4 .953% , 9/20/26 .... 580 14
a
8865647.SQ.FTS.B , 5 .031% , 9/20/26 .... 841 807
a
8867560.SQ.FTS.B , 5 .031% , 9/20/26 .... 717 704
a
8869193.SQ.FTS.B , 5 .031% , 9/20/26 .... 902 897
a,b
8865093.SQ.FTS.B , 5 .914% , 9/20/26 .... 5,971 78
a
8866511.SQ.FTS.B , 6 .289% , 9/20/26 .... 6,099 3,536
a
8869364.SQ.FTS.B , 6 .289% , 9/20/26 .... 1,449 912
a
8867633.SQ.FTS.B , 6 .295% , 9/20/26 .... 546 500
a
8866657.SQ.FTS.B , 6 .447% , 9/20/26 .... 26,140 6,961
a
8871615.SQ.FTS.B , 4 .719% , 9/21/26 .... 2,933 2,431
a
8872963.SQ.FTS.B , 4 .719% , 9/21/26 .... 2,859 2,834
a
8873146.SQ.FTS.B , 4 .719% , 9/21/26 .... 6,142 5,927
a
8873955.SQ.FTS.B , 4 .966% , 9/21/26 .... 157 116
a
8869821.SQ.FTS.B , 5 .045% , 9/21/26 .... 414 406
a
8873449.SQ.FTS.B , 5 .35% , 9/21/26 ..... 2,962 2,717
a
8871698.SQ.FTS.B , 5 .6% , 9/21/26 ...... 892 884
a,b
8870696.SQ.FTS.B , 5 .618% , 9/21/26 .... 1,558 18
a
8875640.SQ.FTS.B , 6 .102% , 9/22/26 .... 1,412 1,223

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8875536.SQ.FTS.B , 6 .446% , 9/22/26 .... $ 922 $ 868
a
8876611.SQ.FTS.B , 4 .717% , 9/23/26 .... 5,425 5,351
a
8876148.SQ.FTS.B , 4 .72% , 9/23/26 ..... 3,072 2,849
a
8876249.SQ.FTS.B , 5 .031% , 9/23/26 .... 4,708 4,601
a
8878383.SQ.FTS.B , 4 .717% , 9/24/26 .... 339 338
a
8877024.SQ.FTS.B , 6 .45% , 9/24/26 ..... 1,568 1,361
a
8881432.SQ.FTS.B , 4 .717% , 9/25/26 .... 242 242
a
8881961.SQ.FTS.B , 4 .717% , 9/25/26 .... 4,401 4,112
a
8882391.SQ.FTS.B , 4 .717% , 9/25/26 .... 1,833 1,821
a
8883550.SQ.FTS.B , 4 .717% , 9/25/26 .... 28,262 27,792
a
8881760.SQ.FTS.B , 5 .038% , 9/25/26 .... 2,018 1,825
a
8882306.SQ.FTS.B , 5 .595% , 9/25/26 .... 512 501
a
8881344.SQ.FTS.B , 6 .453% , 9/25/26 .... 1,858 1,673
a
8887729.SQ.FTS.B , 4 .719% , 9/26/26 .... 3,560 3,518
a
8886794.SQ.FTS.B , 5 .346% , 9/26/26 .... 12,476 10,661
a
8890340.SQ.FTS.B , 5 .597% , 9/26/26 .... 3,940 2,098
a
8888248.SQ.FTS.B , 6 .436% , 9/26/26 .... 1,097 541
a,b
8886342.SQ.FTS.B , 6 .445% , 9/26/26 .... 5,001 2,731
a
8888165.SQ.FTS.B , 6 .457% , 9/26/26 .... 978 782
a
8896783.SQ.FTS.B , 4 .717% , 9/27/26 .... 2,228 2,214
a
8895373.SQ.FTS.B , 5 .026% , 9/27/26 .... 2,120 1,987
a,b
8894126.SQ.FTS.B , 6 .447% , 9/27/26 .... 4,659 83
a
8900001.SQ.FTS.B , 4 .718% , 9/28/26 .... 5,438 5,235
a
8898889.SQ.FTS.B , 5 .031% , 9/28/26 .... 1,020 725
a
8898952.SQ.FTS.B , 5 .598% , 9/28/26 .... 8,997 8,300
a
8898743.SQ.FTS.B , 6 .105% , 9/28/26 .... 702 596
a
8903852.SQ.FTS.B , 4 .717% , 9/29/26 .... 14,481 13,526
a
8903819.SQ.FTS.B , 6 .283% , 9/29/26 .... 473 427
a
8907242.SQ.FTS.B , 4 .717% , 9/30/26 .... 289 288
a
8908825.SQ.FTS.B , 4 .719% , 9/30/26 .... 5,561 3,475
a
8904726.SQ.FTS.B , 4 .72% , 9/30/26 ..... 4,304 4,200
a
8904946.SQ.FTS.B , 5 .346% , 9/30/26 .... 1,559 1,509
a
8909029.SQ.FTS.B , 6 .101% , 9/30/26 .... 9,212 8,825
a,b
8906652.SQ.FTS.B , 6 .102% , 9/30/26 .... 6,028 2,390
a
8904679.SQ.FTS.B , 6 .294% , 9/30/26 .... 796 704
a
8905771.SQ.FTS.B , 6 .452% , 9/30/26 .... 1,735 1,347
a
8910557.SQ.FTS.B , 5 .031% , 10/01/26 ... 4,370 4,339
a
8913761.SQ.FTS.B , 5 .342% , 10/01/26 ... 994 749
a
8911997.SQ.FTS.B , 5 .345% , 10/01/26 ... 1,776 1,662
a
8913778.SQ.FTS.B , 5 .355% , 10/01/26 ... 1,162 1,093
a
8913217.SQ.FTS.B , 6 .448% , 10/01/26 ... 1,314 1,268
a
8914772.SQ.FTS.B , 4 .714% , 10/02/26 ... 2,198 2,056
a
8914971.SQ.FTS.B , 4 .717% , 10/02/26 ... 2,530 2,507
a,b
8916787.SQ.FTS.B , 4 .717% , 10/02/26 ... 5,743 129
a
8917861.SQ.FTS.B , 4 .717% , 10/02/26 ... 2,101 2,062
a
8918904.SQ.FTS.B , 4 .717% , 10/02/26 ... 4,787 3,867
Description
Principal
Amount Value
Block, Inc. (continued)
a
8917299.SQ.FTS.B , 4 .72% , 10/02/26 .... $ 2,907 $ 2,870
a
8918085.SQ.FTS.B , 4 .72% , 10/02/26 .... 2,219 2,195
a
8916577.SQ.FTS.B , 5 .349% , 10/02/26 ... 3,308 3,247
a
8916766.SQ.FTS.B , 6 .284% , 10/02/26 ... 791 627
a
8916567.SQ.FTS.B , 6 .316% , 10/02/26 ... 645 151
a
8918224.SQ.FTS.B , 6 .476% , 10/02/26 ... 421 384
a
8922950.SQ.FTS.B , 4 .717% , 10/03/26 ... 8,907 8,380
a
8923924.SQ.FTS.B , 4 .717% , 10/03/26 ... 5,577 5,291
a
8925465.SQ.FTS.B , 4 .722% , 10/03/26 ... 185 185
a
8925868.SQ.FTS.B , 4 .962% , 10/03/26 ... 538 274
a
8925982.SQ.FTS.B , 5 .031% , 10/03/26 ... 2,637 2,022
a
8925791.SQ.FTS.B , 5 .609% , 10/03/26 ... 546 528
a,b
8925548.SQ.FTS.B , 6 .099% , 10/03/26 ... 5,133 1,007
a
8923475.SQ.FTS.B , 6 .114% , 10/03/26 ... 532 515
a,b
8921608.SQ.FTS.B , 6 .473% , 10/03/26 ... 711 17
a,b
8928016.SQ.FTS.B , 5 .6% , 10/04/26 ..... 4,939 1,803
a,b
8927566.SQ.FTS.B , 6 .449% , 10/04/26 ... 6,399 96
a
8927942.SQ.FTS.B , 6 .452% , 10/04/26 ... 994 689
a
8930299.SQ.FTS.B , 4 .717% , 10/05/26 ... 7,640 7,496
a
8930918.SQ.FTS.B , 4 .72% , 10/05/26 .... 2,113 2,090
a
8934372.SQ.FTS.B , 5 .031% , 10/07/26 ... 4,450 4,362
a
8935811.SQ.FTS.B , 5 .031% , 10/07/26 ... 8,174 5,339
a
8936681.SQ.FTS.B , 6 .101% , 10/07/26 ... 805 730
a
8940929.SQ.FTS.B , 4 .717% , 10/08/26 ... 4,948 4,633
a
8939540.SQ.FTS.B , 4 .719% , 10/08/26 ... 3,887 3,486
a
8940083.SQ.FTS.B , 5 .912% , 10/08/26 ... 14,961 14,522
a
8937064.SQ.FTS.B , 6 .447% , 10/08/26 ... 1,206 880
a
8943535.SQ.FTS.B , 4 .717% , 10/09/26 ... 1,391 1,380
a
8944162.SQ.FTS.B , 4 .717% , 10/09/26 ... 167 166
a
8944415.SQ.FTS.B , 4 .717% , 10/09/26 ... 1,724 1,697
a
8942921.SQ.FTS.B , 4 .962% , 10/09/26 ... 297 178
a
8942058.SQ.FTS.B , 5 .031% , 10/09/26 ... 25,652 19,274
a
8942926.SQ.FTS.B , 5 .603% , 10/09/26 ... 1,109 1,082
a
8943220.SQ.FTS.B , 6 .447% , 10/09/26 ... 9,148 2,450
a
8942798.SQ.FTS.B , 6 .45% , 10/09/26 .... 1,409 1,346
a
8951448.SQ.FTS.B , 4 .721% , 10/10/26 ... 290 288
a
8951516.SQ.FTS.B , 4 .723% , 10/10/26 ... 1,717 1,685
a
8948714.SQ.FTS.B , 5 .912% , 10/10/26 ... 6,463 5,538
a
8956353.SQ.FTS.B , 4 .717% , 10/11/26 ... 19,475 19,181
a
8955097.SQ.FTS.B , 5 .031% , 10/11/26 ... 1,218 1,206
a
8952685.SQ.FTS.B , 5 .348% , 10/11/26 ... 2,514 1,728
a
8955351.SQ.FTS.B , 5 .915% , 10/11/26 ... 3,376 3,175
a
8955300.SQ.FTS.B , 6 .478% , 10/11/26 ... 643 446
a
8957334.SQ.FTS.B , 4 .719% , 10/12/26 ... 2,750 2,721
a
8958970.SQ.FTS.B , 4 .717% , 10/13/26 ... 7,102 6,901
a
8962446.SQ.FTS.B , 4 .72% , 10/14/26 .... 3,307 3,252

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8961176.SQ.FTS.B , 5 .031% , 10/14/26 ... $ 2,239 $ 2,231
a
8963717.SQ.FTS.B , 5 .034% , 10/14/26 ... 4,528 1,171
a
8960728.SQ.FTS.B , 5 .354% , 10/14/26 ... 1,401 1,353
a
8968276.SQ.FTS.B , 5 .346% , 10/15/26 ... 25,818 24,446
a
8964612.SQ.FTS.B , 6 .446% , 10/15/26 ... 5,657 1,129
a
8970353.SQ.FTS.B , 4 .721% , 10/16/26 ... 3,077 2,990
a
8971413.SQ.FTS.B , 5 .338% , 10/16/26 ... 950 882
a
8972917.SQ.FTS.B , 5 .598% , 10/16/26 ... 447 441
a
8978934.SQ.FTS.B , 4 .717% , 10/17/26 ... 15,515 10,619
a
8977614.SQ.FTS.B , 5 .037% , 10/17/26 ... 1,068 656
a
8979562.SQ.FTS.B , 5 .628% , 10/17/26 ... 6,845 3,744
a
8979331.SQ.FTS.B , 6 .1% , 10/17/26 ..... 4,086 3,596
a,b
8977675.SQ.FTS.B , 6 .277% , 10/17/26 ... 971 14
a
8978308.SQ.FTS.B , 6 .447% , 10/17/26 ... 1,137 987
a
8983931.SQ.FTS.B , 4 .722% , 10/18/26 ... 2,172 2,120
a
8981904.SQ.FTS.B , 5 .031% , 10/18/26 ... 4,014 3,988
a
8980596.SQ.FTS.B , 5 .346% , 10/18/26 ... 3,811 3,715
a
8983195.SQ.FTS.B , 6 .11% , 10/18/26 .... 1,220 1,041
a
8985546.SQ.FTS.B , 4 .724% , 10/19/26 ... 1,040 1,029
a
8985653.SQ.FTS.B , 4 .969% , 10/19/26 ... 766 400
a
8985454.SQ.FTS.B , 5 .029% , 10/19/26 ... 1,842 1,789
a
8985623.SQ.FTS.B , 5 .36% , 10/19/26 .... 1,243 1,157
a
8985684.SQ.FTS.B , 6 .113% , 10/19/26 ... 747 712
a
8986502.SQ.FTS.B , 4 .72% , 10/20/26 .... 2,189 2,165
a
8986677.SQ.FTS.B , 5 .031% , 10/20/26 ... 2,681 2,512
a
8987256.SQ.FTS.B , 4 .717% , 10/21/26 ... 3,527 3,458
a
8992162.SQ.FTS.B , 5 .034% , 10/22/26 ... 1,727 1,642
a
8995697.SQ.FTS.B , 5 .346% , 10/22/26 ... 10,942 3,297
a
8995502.SQ.FTS.B , 6 .09% , 10/22/26 .... 581 559
a,b
8995610.SQ.FTS.B , 6 .1% , 10/22/26 ..... 6,434 64
a
8992365.SQ.FTS.B , 6 .445% , 10/22/26 ... 1,913 1,840
a
8993020.SQ.FTS.B , 6 .449% , 10/22/26 ... 1,633 1,494
a
8996846.SQ.FTS.B , 4 .719% , 10/23/26 ... 5,799 5,616
a
8999594.SQ.FTS.B , 5 .92% , 10/23/26 .... 1,629 226
a
8999514.SQ.FTS.B , 6 .441% , 10/23/26 ... 1,654 1,487
a
9004381.SQ.FTS.B , 4 .717% , 10/24/26 ... 2,760 2,704
a
9003833.SQ.FTS.B , 4 .72% , 10/24/26 .... 1,511 1,468
a
9006035.SQ.FTS.B , 4 .722% , 10/24/26 ... 1,267 1,236
a
9003619.SQ.FTS.B , 5 .346% , 10/24/26 ... 1,694 1,633
a,b
9006269.SQ.FTS.B , 5 .597% , 10/24/26 ... 20,237 308
a
9009247.SQ.FTS.B , 4 .712% , 10/25/26 ... 2,510 1,610
a
9008810.SQ.FTS.B , 4 .717% , 10/25/26 ... 2,954 2,851
a
9010818.SQ.FTS.B , 4 .717% , 10/25/26 ... 10,475 10,256
a
9009735.SQ.FTS.B , 6 .447% , 10/25/26 ... 13,632 11,974
a
9012243.SQ.FTS.B , 4 .713% , 10/26/26 ... 1,574 1,540
a
9012361.SQ.FTS.B , 4 .717% , 10/26/26 ... 1,790 1,453
Description
Principal
Amount Value
Block, Inc. (continued)
a
9012201.SQ.FTS.B , 5 .6% , 10/26/26 ..... $ 1,240 $ 1,161
a
9013090.SQ.FTS.B , 4 .952% , 10/27/26 ... 144 132
a
9013704.SQ.FTS.B , 5 .596% , 10/27/26 ... 6,096 5,695
a
9018948.SQ.FTS.B , 6 .457% , 10/28/26 ... 1,892 1,212
a,b
4578615.SQ.FTS.B , 4 .717% , 4/01/33 .... 1,525 –
a,b
4583983.SQ.FTS.B , 4 .403% , 4/04/33 .... 3,383 –
a,b
4585288.SQ.FTS.B , 4 .874% , 4/04/33 .... 13,554 –
a,b
4587010.SQ.FTS.B , 3 .938% , 4/05/33 .... 1,755 –
a,b
4590358.SQ.FTS.B , 3 .953% , 4/05/33 .... 226 –
a,b
4588245.SQ.FTS.B , 4 .558% , 4/05/33 .... 3,204 –
a,b
4589702.SQ.FTS.B , 4 .569% , 4/05/33 .... 3,489 –
a,b
4598182.SQ.FTS.B , 4 .574% , 4/07/33 .... 1,281 –
a,b
4602285.SQ.FTS.B , 4 .403% , 4/08/33 .... 31,712 –
a,b
4604615.SQ.FTS.B , 4 .56% , 4/09/33 ..... 13,726 –
a,b
4604886.SQ.FTS.B , 4 .717% , 4/10/33 .... 2,273 –
a,b
4606179.SQ.FTS.B , 3 .932% , 4/11/33 .... 10,364 –
a,b
4606464.SQ.FTS.B , 4 .403% , 4/11/33 .... 12,284 1
a,b
4606335.SQ.FTS.B , 4 .882% , 4/11/33 .... 2,103 –
a,b
4609551.SQ.FTS.B , 4 .56% , 4/12/33 ..... 5,454 –
a,b
4612920.SQ.FTS.B , 3 .314% , 4/13/33 .... 2,172 –
a,b
4610443.SQ.FTS.B , 4 .403% , 4/13/33 .... 10,147 –
a,b
4622639.SQ.FTS.B , 3 .928% , 4/15/33 .... 3,183 –
a,b
4624869.SQ.FTS.B , 4 .554% , 4/17/33 .... 1,488 –
a,b
4626298.SQ.FTS.B , 3 .934% , 4/18/33 .... 10,268 –
a,b
4627586.SQ.FTS.B , 4 .403% , 4/18/33 .... 4,624 –
a,b
4626514.SQ.FTS.B , 5 .031% , 4/18/33 .... 2,949 1
a,b
4629149.SQ.FTS.B , 4 .403% , 4/19/33 .... 6,425 –
a,b
4632596.SQ.FTS.B , 4 .705% , 4/20/33 .... 848 –
a,b
4635753.SQ.FTS.B , 4 .874% , 4/21/33 .... 11,156 –
a,b
4642502.SQ.FTS.B , 4 .868% , 4/25/33 .... 676 –
a,b
4643970.SQ.FTS.B , 4 .56% , 4/26/33 ..... 2,081 –
a,b
4657373.SQ.FTS.B , 3 .296% , 4/30/33 .... 3,122 –
a,b
4656958.SQ.FTS.B , 4 .717% , 4/30/33 .... 3,103 –
a,b
4661015.SQ.FTS.B , 4 .566% , 5/01/33 .... 2,307 –
a,b
4661890.SQ.FTS.B , 3 .931% , 5/02/33 .... 2,289 –
a,b
4663096.SQ.FTS.B , 4 .403% , 5/02/33 .... 27,120 –
a,b
4663916.SQ.FTS.B , 4 .403% , 5/02/33 .... 24,742 1
a,b
4662184.SQ.FTS.B , 5 .031% , 5/02/33 .... 2,428 –
a,b
4665676.SQ.FTS.B , 4 .564% , 5/03/33 .... 4,624 –
a,b
4675799.SQ.FTS.B , 3 .306% , 5/05/33 .... 3,282 –
a,b
4677893.SQ.FTS.B , 5 .031% , 5/06/33 .... 2,173 –
a,b
4693423.SQ.FTS.B , 4 .403% , 5/09/33 .... 7,036 –
a,b
4693941.SQ.FTS.B , 4 .561% , 5/09/33 .... 8,872 –
a,b
4692191.SQ.FTS.B , 4 .562% , 5/09/33 .... 9,113 –
a,b
4692982.SQ.FTS.B , 4 .591% , 5/09/33 .... 430 –
a,b
4691756.SQ.FTS.B , 4 .715% , 5/09/33 .... 7,269 –

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
4706450.SQ.FTS.B , 4 .561% , 5/10/33 .... $ 6,009 $ –
a,b
4706808.SQ.FTS.B , 4 .563% , 5/10/33 .... 5,406 –
a,b
4701939.SQ.FTS.B , 4 .717% , 5/10/33 .... 1,446 –
a,b
4707248.SQ.FTS.B , 4 .732% , 5/11/33 .... 641 –
a,b
4711828.SQ.FTS.B , 5 .031% , 5/12/33 .... 3,618 –
a,b
4714060.SQ.FTS.B , 5 .031% , 5/13/33 .... 1,082 –
a,b
4714469.SQ.FTS.B , 3 .27% , 5/14/33 ..... 828 –
a,b
4738688.SQ.FTS.B , 4 .418% , 5/18/33 .... 840 –
a,b
4747188.SQ.FTS.B , 3 .31% , 5/19/33 ..... 553 –
a,b
4750103.SQ.FTS.B , 4 .403% , 5/20/33 .... 8,831 –
a,b
4750803.SQ.FTS.B , 4 .403% , 5/21/33 .... 3,382 –
a,b
4764584.SQ.FTS.B , 5 .031% , 5/23/33 .... 523 –
a,b
4773604.SQ.FTS.B , 4 .403% , 5/24/33 .... 9,605 –
a,b
4777853.SQ.FTS.B , 4 .565% , 5/24/33 .... 1,347 –
a,b
4774144.SQ.FTS.B , 4 .57% , 5/24/33 ..... 1,718 –
a,b
4779678.SQ.FTS.B , 3 .301% , 5/25/33 .... 912 –
a,b
4782528.SQ.FTS.B , 3 .333% , 5/26/33 .... 51 –
a,b
4796651.SQ.FTS.B , 4 .564% , 6/01/33 .... 3,524 –
a,b
4808500.SQ.FTS.B , 4 .403% , 6/02/33 .... 7,711 –
a,b
4807880.SQ.FTS.B , 4 .56% , 6/02/33 ..... 19,691 2
a,b
4815646.SQ.FTS.B , 4 .403% , 6/05/33 .... 5,300 –
a,b
4820091.SQ.FTS.B , 4 .564% , 6/07/33 .... 1,630 –
a,b
4820553.SQ.FTS.B , 4 .875% , 6/07/33 .... 10,164 –
a,b
4821904.SQ.FTS.B , 4 .56% , 6/08/33 ..... 796 –
a,b
4831001.SQ.FTS.B , 3 .774% , 6/10/33 .... 847 –
a,b
4831653.SQ.FTS.B , 3 .926% , 6/10/33 .... 2,099 –
a,b
4830931.SQ.FTS.B , 4 .528% , 6/10/33 .... 27 –
a,b
4831110.SQ.FTS.B , 4 .57% , 6/10/33 ..... 962 –
a,b
4834162.SQ.FTS.B , 4 .574% , 6/12/33 .... 208 –
a,b
4839102.SQ.FTS.B , 3 .296% , 6/14/33 .... 1,596 –
a,b
4838333.SQ.FTS.B , 3 .941% , 6/14/33 .... 750 –
a,b
4842631.SQ.FTS.B , 3 .302% , 6/15/33 .... 5,776 –
a,b
4842605.SQ.FTS.B , 3 .937% , 6/15/33 .... 4,000 –
a,b
4841116.SQ.FTS.B , 4 .562% , 6/15/33 .... 11,234 –
a,b
4848622.SQ.FTS.B , 3 .302% , 6/16/33 .... 2,069 –
a,b
4862341.SQ.FTS.B , 2 .982% , 6/18/33 .... 522 –
a,b
4862443.SQ.FTS.B , 4 .227% , 6/18/33 .... 7,578 –
a,b
4863062.SQ.FTS.B , 4 .391% , 6/19/33 .... 3,882 –
a,b
4863238.SQ.FTS.B , 4 .42% , 6/19/33 ..... 2,993 –
a,b
4862998.SQ.FTS.B , 4 .559% , 6/19/33 .... 1,221 –
a,b
4863412.SQ.FTS.B , 4 .56% , 6/19/33 ..... 11,561 –
a,b
4862938.SQ.FTS.B , 5 .031% , 6/19/33 .... 691 –
a,b
4867257.SQ.FTS.B , 3 .939% , 6/20/33 .... 607 –
a,b
4867843.SQ.FTS.B , 3 .675% , 6/21/33 .... 493 –
a,b
4868757.SQ.FTS.B , 4 .406% , 6/21/33 .... 3,219 –
a,b
4869815.SQ.FTS.B , 4 .56% , 6/21/33 ..... 7,257 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
4873297.SQ.FTS.B , 3 .376% , 6/22/33 .... $ 113 $ –
a,b
4871837.SQ.FTS.B , 3 .928% , 6/22/33 .... 1,490 –
a,b
4872072.SQ.FTS.B , 4 .557% , 6/22/33 .... 4,085 –
a,b
4873405.SQ.FTS.B , 4 .56% , 6/22/33 ..... 5,886 –
a,b
4873313.SQ.FTS.B , 5 .031% , 6/22/33 .... 1,287 –
a,b
4874535.SQ.FTS.B , 3 .306% , 6/23/33 .... 977 –
a,b
4875940.SQ.FTS.B , 4 .539% , 6/23/33 .... 7,944 1
a,b
4874845.SQ.FTS.B , 4 .559% , 6/23/33 .... 3,811 –
a,b
4874157.SQ.FTS.B , 4 .877% , 6/23/33 .... 3,873 –
a,b
4877067.SQ.FTS.B , 3 .562% , 6/24/33 .... 1,174 –
a,b
4877254.SQ.FTS.B , 3 .774% , 6/25/33 .... 1,462 –
a,b
4877394.SQ.FTS.B , 4 .225% , 6/25/33 .... 4,239 –
a,b
4877534.SQ.FTS.B , 4 .931% , 6/25/33 .... 1,841 –
a,b
4879828.SQ.FTS.B , 2 .958% , 6/27/33 .... 1,403 –
a,b
4879371.SQ.FTS.B , 3 .443% , 6/27/33 .... 536 –
a,b
4879124.SQ.FTS.B , 4 .073% , 6/27/33 .... 4,098 –
a,b
4878787.SQ.FTS.B , 4 .233% , 6/27/33 .... 4,067 –
a,b
4880273.SQ.FTS.B , 4 .416% , 6/27/33 .... 32,499 1
a,b
4879728.SQ.FTS.B , 4 .695% , 6/27/33 .... 2,694 –
a,b
4878103.SQ.FTS.B , 5 .346% , 6/27/33 .... 627 –
a,b
4881967.SQ.FTS.B , 2 .297% , 6/28/33 .... 368 –
a,b
4881632.SQ.FTS.B , 2 .333% , 6/28/33 .... 5,202 –
a,b
4880881.SQ.FTS.B , 2 .411% , 6/28/33 .... 274 –
a,b
4882630.SQ.FTS.B , 3 .643% , 6/28/33 .... 5,042 1
a,b
4881595.SQ.FTS.B , 4 .069% , 6/28/33 .... 1,106 –
a,b
4881625.SQ.FTS.B , 4 .427% , 6/28/33 .... 1,074 –
a,b
4881933.SQ.FTS.B , 4 .55% , 6/28/33 ..... 502 –
a,b
4882127.SQ.FTS.B , 4 .561% , 6/28/33 .... 35,043 –
a,b
4880840.SQ.FTS.B , 4 .719% , 6/28/33 .... 1,132 –
a,b
4886903.SQ.FTS.B , 3 .296% , 6/30/33 .... 2,071 –
a,b
4889268.SQ.FTS.B , 3 .31% , 6/30/33 ..... 524 –
a,b
4886912.SQ.FTS.B , 4 .563% , 6/30/33 .... 2,287 –
a,b
4889574.SQ.FTS.B , 4 .877% , 7/01/33 .... 2,517 –
a,b
4894101.SQ.FTS.B , 4 .717% , 7/04/33 .... 12,955 1
a,b
4893066.SQ.FTS.B , 5 .031% , 7/04/33 .... 3,265 –
a,b
4896547.SQ.FTS.B , 5 .849% , 7/05/33 .... 4,712 –
a,b
4899151.SQ.FTS.B , 4 .563% , 7/06/33 .... 3,147 –
a,b
4898852.SQ.FTS.B , 4 .874% , 7/06/33 .... 2,213 –
a,b
4908064.SQ.FTS.B , 4 .403% , 7/11/33 .... 16,814 1
a,b
4907364.SQ.FTS.B , 5 .031% , 7/11/33 .... 1,373 –
a,b
4922562.SQ.FTS.B , 4 .56% , 7/14/33 ..... 6,112 –
a,b
4916400.SQ.FTS.B , 4 .569% , 7/14/33 .... 955 –
a,b
4916673.SQ.FTS.B , 4 .719% , 7/14/33 .... 9,163 –
a,b
4923493.SQ.FTS.B , 3 .354% , 7/15/33 .... 134 –
a,b
4925329.SQ.FTS.B , 4 .145% , 7/18/33 .... 1,389 –
a,b
4928876.SQ.FTS.B , 3 .333% , 7/19/33 .... 514 –

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
4931020.SQ.FTS.B , 4 .56% , 7/20/33 ..... $ 10,152 $ –
a,b
4935511.SQ.FTS.B , 4 .403% , 7/22/33 .... 450 –
a,b
4941224.SQ.FTS.B , 5 .031% , 7/25/33 .... 4,401 –
a,b
4947272.SQ.FTS.B , 4 .885% , 7/27/33 .... 1,224 –
a,b
4954105.SQ.FTS.B , 4 .557% , 7/28/33 .... 2,531 –
a,b
4961597.SQ.FTS.B , 3 .303% , 7/31/33 .... 6,826 –
a,b
4964338.SQ.FTS.B , 4 .886% , 8/01/33 .... 1,028 –
a,b
4975322.SQ.FTS.B , 4 .539% , 8/05/33 .... 1,106 –
a,b
4976561.SQ.FTS.B , 4 .553% , 8/07/33 .... 2,306 –
a,b
4977248.SQ.FTS.B , 4 .56% , 8/07/33 ..... 23,393 1
a,b
4980976.SQ.FTS.B , 4 .557% , 8/08/33 .... 3,062 –
a,b
4978982.SQ.FTS.B , 4 .561% , 8/08/33 .... 8,763 1
a,b
4979694.SQ.FTS.B , 6 .253% , 8/08/33 .... 7,423 –
a,b
4981159.SQ.FTS.B , 4 .717% , 8/09/33 .... 3,017 –
a,b
4983108.SQ.FTS.B , 5 .031% , 8/09/33 .... 419 –
a,b
4989442.SQ.FTS.B , 6 .239% , 8/11/33 .... 717 –
a,b
4990668.SQ.FTS.B , 3 .935% , 8/12/33 .... 1,655 –
a,b
4995431.SQ.FTS.B , 4 .556% , 8/15/33 .... 6,247 –
a,b
5004424.SQ.FTS.B , 4 .56% , 8/16/33 ..... 1,829 –
a,b
5016072.SQ.FTS.B , 5 .435% , 8/17/33 .... 5,014 –
a,b
5025752.SQ.FTS.B , 2 .033% , 8/19/33 .... 6,406 –
a,b
5025882.SQ.FTS.B , 4 .885% , 8/19/33 .... 1,669 –
a,b
5027373.SQ.FTS.B , 4 .018% , 8/21/33 .... 8,844 –
a,b
5030831.SQ.FTS.B , 4 .56% , 8/22/33 ..... 5,213 –
a,b
5031471.SQ.FTS.B , 4 .563% , 8/22/33 .... 5,258 –
a,b
5033148.SQ.FTS.B , 3 .906% , 8/23/33 .... 471 –
a,b
5035669.SQ.FTS.B , 4 .725% , 8/23/33 .... 3,399 –
a,b
5044258.SQ.FTS.B , 5 .149% , 8/27/33 .... 8,147 2
a,b
5045662.SQ.FTS.B , 4 .574% , 8/28/33 .... 2,040 –
a,b
5047314.SQ.FTS.B , 4 .591% , 8/28/33 .... 460 –
a,b
5047321.SQ.FTS.B , 4 .717% , 8/28/33 .... 5,110 –
a,b
5044794.SQ.FTS.B , 4 .807% , 8/28/33 .... 5,731 –
a,b
5059326.SQ.FTS.B , 4 .561% , 9/04/33 .... 13,048 –
a,b
5062512.SQ.FTS.B , 2 .6% , 9/06/33 ...... 3,648 –
a,b
5062340.SQ.FTS.B , 4 .883% , 9/06/33 .... 2,074 –
a,b
5065404.SQ.FTS.B , 4 .572% , 9/07/33 .... 2,639 –
a,b
5067242.SQ.FTS.B , 4 .382% , 9/08/33 .... 5,352 –
a,b
5067403.SQ.FTS.B , 5 .351% , 9/08/33 .... 2,045 –
a,b
5071139.SQ.FTS.B , 3 .848% , 9/09/33 .... 2,742 1
a,b
5075119.SQ.FTS.B , 3 .748% , 9/10/33 .... 1,106 –
a,b
5072967.SQ.FTS.B , 4 .066% , 9/10/33 .... 542 –
a,b
5074442.SQ.FTS.B , 4 .861% , 9/10/33 .... 1,909 –
a,b
5077583.SQ.FTS.B , 5 .031% , 9/11/33 .... 3,691 –
a,b
5081612.SQ.FTS.B , 4 .666% , 9/14/33 .... 1,324 –
a,b
5084934.SQ.FTS.B , 3 .774% , 9/16/33 .... 33,929 –
a,b
5085858.SQ.FTS.B , 3 .936% , 9/16/33 .... 884 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
5090272.SQ.FTS.B , 4 .563% , 9/17/33 .... $ 4,187 $ –
a,b
5093863.SQ.FTS.B , 4 .558% , 9/19/33 .... 9,864 –
a,b
5094427.SQ.FTS.B , 3 .774% , 9/20/33 .... 2,121 –
a,b
5096674.SQ.FTS.B , 4 .56% , 9/21/33 ..... 13,763 1
a,b
5095917.SQ.FTS.B , 5 .031% , 9/21/33 .... 17,638 –
a,b
5098275.SQ.FTS.B , 6 .063% , 9/22/33 .... 6,026 –
a,b
5100485.SQ.FTS.B , 5 .722% , 9/23/33 .... 4,264 –
a,b
5106538.SQ.FTS.B , 4 .562% , 9/24/33 .... 11,727 –
a,b
5107353.SQ.FTS.B , 5 .031% , 9/24/33 .... 1,383 –
a,b
5109145.SQ.FTS.B , 5 .031% , 9/25/33 .... 1,195 –
a,b
5111024.SQ.FTS.B , 4 .724% , 9/27/33 .... 858 –
a,b
5112445.SQ.FTS.B , 3 .774% , 9/28/33 .... 344 –
a,b
5114206.SQ.FTS.B , 4 .571% , 9/28/33 .... 573 –
a,b
5112955.SQ.FTS.B , 5 .031% , 9/28/33 .... 4,811 –
a,b
5113266.SQ.FTS.B , 5 .387% , 9/28/33 .... 1,765 –
a,b
5124518.SQ.FTS.B , 3 .351% , 9/30/33 .... 11,687 –
a,b
5119221.SQ.FTS.B , 4 .403% , 9/30/33 .... 2,448 –
a,b
5119131.SQ.FTS.B , 4 .56% , 9/30/33 ..... 1,948 –
a,b
5126438.SQ.FTS.B , 3 .495% , 10/01/33 ... 22,782 1
a,b
5128413.SQ.FTS.B , 3 .917% , 10/02/33 ... 1,332 –
a,b
5131669.SQ.FTS.B , 4 .56% , 10/04/33 .... 22,967 –
a,b
5132006.SQ.FTS.B , 5 .007% , 10/04/33 ... 790 –
a,b
5138072.SQ.FTS.B , 4 .672% , 10/06/33 ... 4,185 –
a,b
5142028.SQ.FTS.B , 3 .927% , 10/07/33 ... 612 –
a,b
5142049.SQ.FTS.B , 4 .503% , 10/07/33 ... 537 –
a,b
5141482.SQ.FTS.B , 4 .508% , 10/07/33 ... 2,827 –
a,b
5149269.SQ.FTS.B , 4 .974% , 10/10/33 ... 941 –
a,b
5153369.SQ.FTS.B , 4 .559% , 10/11/33 ... 12,680 –
a,b
5153956.SQ.FTS.B , 3 .94% , 10/12/33 .... 2,957 –
a,b
5157152.SQ.FTS.B , 4 .407% , 10/12/33 ... 4,186 –
a,b
5154314.SQ.FTS.B , 4 .567% , 10/12/33 ... 2,780 –
a,b
5154612.SQ.FTS.B , 4 .57% , 10/12/33 .... 1,314 –
a,b
5157821.SQ.FTS.B , 4 .557% , 10/13/33 ... 4,950 –
a,b
5159643.SQ.FTS.B , 4 .886% , 10/13/33 ... 1,281 –
a,b
5163000.SQ.FTS.B , 3 .303% , 10/14/33 ... 6,619 –
a,b
5162509.SQ.FTS.B , 4 .561% , 10/14/33 ... 55,221 –
a,b
5165754.SQ.FTS.B , 4 .566% , 10/14/33 ... 1,218 –
a,b
5170843.SQ.FTS.B , 4 .403% , 10/15/33 ... 14,553 –
a,b
5168750.SQ.FTS.B , 4 .558% , 10/15/33 ... 2,545 –
a,b
5171656.SQ.FTS.B , 4 .053% , 10/16/33 ... 875 –
a,b
5172517.SQ.FTS.B , 3 .302% , 10/17/33 ... 3,231 –
a,b
5173148.SQ.FTS.B , 5 .012% , 10/17/33 ... 670 –
a,b
5175259.SQ.FTS.B , 3 .354% , 10/18/33 ... 30 –
a,b
5176617.SQ.FTS.B , 4 .294% , 10/18/33 ... 935 –
a,b
5175826.SQ.FTS.B , 4 .557% , 10/18/33 ... 3,657 –
a,b
5176935.SQ.FTS.B , 5 .031% , 10/18/33 ... 489 –

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
5177078.SQ.FTS.B , 5 .189% , 10/18/33 ... $ 260 $ –
a,b
5184366.SQ.FTS.B , 3 .774% , 10/19/33 ... 3,564 –
a,b
5189604.SQ.FTS.B , 3 .774% , 10/20/33 ... 4,636 –
a,b
5203735.SQ.FTS.B , 3 .298% , 10/21/33 ... 6,108 –
a,b
5210519.SQ.FTS.B , 5 .535% , 10/24/33 ... 11,522 –
a,b
5223636.SQ.FTS.B , 4 .563% , 10/27/33 ... 2,509 –
a,b
5230601.SQ.FTS.B , 3 .301% , 10/28/33 ... 5,805 –
a,b
5234006.SQ.FTS.B , 4 .403% , 10/28/33 ... 25,481 1
a,b
5230330.SQ.FTS.B , 4 .717% , 10/28/33 ... 1,320 –
a,b
5238828.SQ.FTS.B , 3 .774% , 10/29/33 ... 19,166 –
a,b
5240546.SQ.FTS.B , 3 .953% , 10/30/33 ... 1,371 –
a,b
5240481.SQ.FTS.B , 4 .563% , 10/30/33 ... 1,280 –
a,b
5240561.SQ.FTS.B , 4 .95% , 10/30/33 .... 993 –
a,b
5240923.SQ.FTS.B , 4 .56% , 11/01/33 .... 7,658 –
a,b
5245023.SQ.FTS.B , 3 .936% , 11/02/33 ... 1,235 –
a,b
5252966.SQ.FTS.B , 4 .188% , 11/04/33 ... 2,234 –
a,b
5256925.SQ.FTS.B , 4 .403% , 11/04/33 ... 12,494 –
a,b
5251953.SQ.FTS.B , 4 .553% , 11/04/33 ... 1,860 –
a,b
5267302.SQ.FTS.B , 3 .354% , 11/06/33 ... 212 –
a,b
5267196.SQ.FTS.B , 4 .723% , 11/06/33 ... 2,396 –
a,b
5270825.SQ.FTS.B , 4 .877% , 11/06/33 ... 4,533 –
a,b
5273714.SQ.FTS.B , 4 .563% , 11/08/33 ... 2,002 –
a,b
5276774.SQ.FTS.B , 4 .556% , 11/09/33 ... 3,264 –
a,b
5280986.SQ.FTS.B , 4 .555% , 11/10/33 ... 1,327 –
a,b
5284007.SQ.FTS.B , 4 .403% , 11/11/33 ... 1,049 –
a,b
5289917.SQ.FTS.B , 3 .774% , 11/12/33 ... 702 –
a,b
5287039.SQ.FTS.B , 4 .475% , 11/12/33 ... 8,749 –
a,b
5288567.SQ.FTS.B , 6 .146% , 11/12/33 ... 487 –
a,b
5292026.SQ.FTS.B , 4 .719% , 11/13/33 ... 5,106 –
a,b
5293955.SQ.FTS.B , 4 .721% , 11/14/33 ... 5,278 –
a,b
5293907.SQ.FTS.B , 4 .874% , 11/14/33 ... 2,714 –
a,b
5295255.SQ.FTS.B , 3 .303% , 11/16/33 ... 1,890 1
a,b
5296246.SQ.FTS.B , 4 .26% , 11/16/33 .... 1,628 –
a,b
5300323.SQ.FTS.B , 4 .569% , 11/17/33 ... 1,387 –
a,b
5312373.SQ.FTS.B , 4 .56% , 11/18/33 .... 721 –
a,b
5317481.SQ.FTS.B , 4 .528% , 11/19/33 ... 593 –
a,b
5319057.SQ.FTS.B , 5 .031% , 11/19/33 ... 2,284 –
a,b
5325009.SQ.FTS.B , 3 .047% , 11/22/33 ... 6,356 –
a,b
5325109.SQ.FTS.B , 4 .114% , 11/22/33 ... 3,741 –
a,b
5325953.SQ.FTS.B , 3 .673% , 11/23/33 ... 27,323 2
a,b
5331997.SQ.FTS.B , 3 .29% , 11/24/33 .... 1,138 –
a,b
5333772.SQ.FTS.B , 3 .324% , 11/24/33 ... 967 –
a,b
5334010.SQ.FTS.B , 3 .33% , 11/24/33 .... 435 –
a,b
5332017.SQ.FTS.B , 4 .403% , 11/24/33 ... 3,457 –
a,b
5334017.SQ.FTS.B , 4 .403% , 11/24/33 ... 710 –
a,b
5334919.SQ.FTS.B , 4 .56% , 11/24/33 .... 1,216 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
5332382.SQ.FTS.B , 4 .858% , 11/24/33 ... $ 1,453 $ –
a,b
5333523.SQ.FTS.B , 4 .881% , 11/24/33 ... 620 –
a,b
5337318.SQ.FTS.B , 3 .962% , 11/25/33 ... 1,470 –
a,b
5336258.SQ.FTS.B , 4 .558% , 11/25/33 ... 4,115 –
a,b
5365379.SQ.FTS.B , 4 .56% , 11/26/33 .... 768 –
a,b
5364900.SQ.FTS.B , 4 .571% , 11/26/33 ... 1,391 –
a,b
5377413.SQ.FTS.B , 3 .944% , 11/27/33 ... 944 –
a,b
5378585.SQ.FTS.B , 3 .953% , 11/27/33 ... 392 –
a,b
5369148.SQ.FTS.B , 4 .354% , 11/27/33 ... 969 –
a,b
5377620.SQ.FTS.B , 4 .414% , 11/27/33 ... 13,408 2
a,b
5397535.SQ.FTS.B , 3 .585% , 11/30/33 ... 5,543 –
a,b
5393796.SQ.FTS.B , 5 .031% , 11/30/33 ... 95 –
a,b
5408127.SQ.FTS.B , 3 .774% , 12/01/33 ... 1,021 –
a,b
5412734.SQ.FTS.B , 3 .992% , 12/01/33 ... 8,127 –
a,b
5413423.SQ.FTS.B , 4 .879% , 12/01/33 ... 2,550 –
a,b
5411388.SQ.FTS.B , 5 .031% , 12/01/33 ... 563 –
a,b
5447961.SQ.FTS.B , 4 .557% , 12/02/33 ... 697 –
a,b
5472760.SQ.FTS.B , 4 .479% , 12/04/33 ... 3,648 –
a,b
5475686.SQ.FTS.B , 4 .56% , 12/06/33 .... 2,736 –
a,b
5479438.SQ.FTS.B , 4 .866% , 12/06/33 ... 631 –
a,b
5480752.SQ.FTS.B , 5 .031% , 12/06/33 ... 3,098 –
a,b
5505930.SQ.FTS.B , 6 .289% , 12/07/33 ... 1,048 –
a,b
5518310.SQ.FTS.B , 3 .913% , 12/08/33 ... 390 –
a,b
5515187.SQ.FTS.B , 4 .403% , 12/08/33 ... 4,692 –
a,b
5516154.SQ.FTS.B , 4 .72% , 12/08/33 .... 12,489 –
a,b
5507000.SQ.FTS.B , 4 .758% , 12/08/33 ... 38,614 1
a,b
5533995.SQ.FTS.B , 3 .277% , 12/09/33 ... 813 –
a,b
5534121.SQ.FTS.B , 5 .031% , 12/09/33 ... 5,159 –
a,b
5534689.SQ.FTS.B , 3 .346% , 12/10/33 ... 3,849 –
a,b
5537817.SQ.FTS.B , 4 .193% , 12/10/33 ... 798 –
a,b
5537728.SQ.FTS.B , 4 .447% , 12/10/33 ... 2,668 –
a,b
5535547.SQ.FTS.B , 4 .724% , 12/10/33 ... 4,404 –
a,b
5537953.SQ.FTS.B , 5 .029% , 12/10/33 ... 4,030 –
a,b
5539948.SQ.FTS.B , 4 .239% , 12/11/33 ... 1,314 –
a,b
5541083.SQ.FTS.B , 2 .917% , 12/12/33 ... 114 –
a,b
5541094.SQ.FTS.B , 4 .721% , 12/12/33 ... 5,085 –
a,b
5546515.SQ.FTS.B , 4 .556% , 12/13/33 ... 2,064 –
a,b
5552344.SQ.FTS.B , 3 .537% , 12/14/33 ... 1,674 –
a,b
5547946.SQ.FTS.B , 5 .031% , 12/14/33 ... 1,134 –
a,b
5554641.SQ.FTS.B , 3 .292% , 12/15/33 ... 62,255 –
a,b
5556696.SQ.FTS.B , 5 .344% , 12/15/33 ... 5,553 1
a,b
5563038.SQ.FTS.B , 4 .564% , 12/16/33 ... 4,772 –
a,b
5562047.SQ.FTS.B , 4 .565% , 12/16/33 ... 3,095 –
a,b
5564628.SQ.FTS.B , 3 .302% , 12/17/33 ... 2,787 –
a,b
5565992.SQ.FTS.B , 4 .875% , 12/17/33 ... 2,616 –
a,b
5568881.SQ.FTS.B , 3 .298% , 12/19/33 ... 1,314 –

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
5569070.SQ.FTS.B , 4 .568% , 12/19/33 ... $ 29,610 $ –
a,b
5572327.SQ.FTS.B , 4 .572% , 12/20/33 ... 243 –
a,b
5574351.SQ.FTS.B , 4 .403% , 12/21/33 ... 10,696 1
a,b
5573406.SQ.FTS.B , 4 .546% , 12/21/33 ... 363 –
a,b
5575886.SQ.FTS.B , 4 .557% , 12/21/33 ... 894 –
a,b
5586899.SQ.FTS.B , 3 .653% , 12/24/33 ... 2,468 –
a,b
5585522.SQ.FTS.B , 4 .55% , 12/24/33 .... 445 –
a,b
5588173.SQ.FTS.B , 3 .774% , 12/25/33 ... 3,183 –
a,b
5589322.SQ.FTS.B , 4 .564% , 12/26/33 ... 4,040 –
a,b
5588832.SQ.FTS.B , 4 .719% , 12/26/33 ... 7,140 –
a,b
5594180.SQ.FTS.B , 2 .869% , 12/28/33 ... 732 –
a,b
5595624.SQ.FTS.B , 4 .567% , 12/28/33 ... 789 –
a,b
5600496.SQ.FTS.B , 2 .664% , 12/29/33 ... 371 –
a,b
5599728.SQ.FTS.B , 2 .797% , 12/29/33 ... 4,867 –
a,b
5597497.SQ.FTS.B , 4 .56% , 12/29/33 .... 1,451 –
a,b
5600632.SQ.FTS.B , 5 .031% , 12/29/33 ... 3,133 –
a,b
5600526.SQ.FTS.B , 5 .296% , 12/29/33 ... 1,008 –
a,b
5611517.SQ.FTS.B , 4 .558% , 12/30/33 ... 2,001 –
a,b
5612507.SQ.FTS.B , 4 .56% , 12/30/33 .... 11,600 1
a,b
5616046.SQ.FTS.B , 2 .619% , 1/01/34 .... 1,631 –
a,b
5616216.SQ.FTS.B , 3 .563% , 1/01/34 .... 5,841 1
a,b
5614938.SQ.FTS.B , 4 .555% , 1/01/34 .... 2,188 –
a,b
5618116.SQ.FTS.B , 4 .875% , 1/02/34 .... 8,099 1
a,b
5618863.SQ.FTS.B , 3 .774% , 1/03/34 .... 1,492 –
a,b
5619959.SQ.FTS.B , 4 .559% , 1/04/34 .... 2,374 –
a,b
5620066.SQ.FTS.B , 4 .566% , 1/04/34 .... 2,868 –
a,b
5619464.SQ.FTS.B , 4 .582% , 1/04/34 .... 646 –
a,b
5623363.SQ.FTS.B , 4 .559% , 1/05/34 .... 10,990 –
a,b
5624299.SQ.FTS.B , 4 .712% , 1/05/34 .... 6,091 –
a,b
5630151.SQ.FTS.B , 3 .936% , 1/06/34 .... 506 –
a,b
5647775.SQ.FTS.B , 4 .257% , 1/07/34 .... 1,305 –
a,b
5654133.SQ.FTS.B , 4 .875% , 1/08/34 .... 32,774 –
a,b
5655643.SQ.FTS.B , 3 .936% , 1/09/34 .... 4,363 –
a,b
5656207.SQ.FTS.B , 4 .559% , 1/09/34 .... 8,733 1
a,b
5663245.SQ.FTS.B , 3 .302% , 1/11/34 .... 500 –
a,b
5663983.SQ.FTS.B , 3 .826% , 1/11/34 .... 461 –
a,b
5662691.SQ.FTS.B , 4 .56% , 1/11/34 ..... 573 –
a,b
5666806.SQ.FTS.B , 3 .304% , 1/12/34 .... 13,430 –
a,b
5671581.SQ.FTS.B , 4 .559% , 1/12/34 .... 18,583 –
a,b
5672653.SQ.FTS.B , 3 .774% , 1/13/34 .... 252 –
a,b
5673210.SQ.FTS.B , 3 .934% , 1/13/34 .... 2,838 –
a,b
5675130.SQ.FTS.B , 4 .718% , 1/13/34 .... 490 –
a,b
5695450.SQ.FTS.B , 3 .323% , 1/14/34 .... 26,182 1
a,b
5694816.SQ.FTS.B , 3 .38% , 1/14/34 ..... 1,074 –
a,b
5689248.SQ.FTS.B , 4 .556% , 1/14/34 .... 1,934 –
a,b
5700432.SQ.FTS.B , 4 .193% , 1/15/34 .... 929 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
5696963.SQ.FTS.B , 4 .559% , 1/15/34 .... $ 8,836 $ –
a,b
5703401.SQ.FTS.B , 5 .031% , 1/17/34 .... 1,653 –
a,b
5703743.SQ.FTS.B , 5 .031% , 1/17/34 .... 1,220 –
a,b
5708905.SQ.FTS.B , 3 .906% , 1/18/34 .... 553 –
a,b
5709549.SQ.FTS.B , 4 .174% , 1/18/34 .... 12,160 –
a,b
5708392.SQ.FTS.B , 4 .561% , 1/18/34 .... 9,171 –
a,b
5706022.SQ.FTS.B , 5 .179% , 1/18/34 .... 194 –
a,b
5721102.SQ.FTS.B , 4 .871% , 1/20/34 .... 1,302 –
a,b
5728577.SQ.FTS.B , 4 .56% , 1/21/34 ..... 3,241 –
a,b
5732624.SQ.FTS.B , 4 .56% , 1/22/34 ..... 11,619 –
a,b
5731303.SQ.FTS.B , 4 .574% , 1/22/34 .... 1,418 –
a,b
5735573.SQ.FTS.B , 4 .403% , 1/24/34 .... 5,816 1
a,b
5737632.SQ.FTS.B , 3 .931% , 1/25/34 .... 5,796 –
a,b
5741303.SQ.FTS.B , 4 .567% , 1/26/34 .... 2,044 –
a,b
5751520.SQ.FTS.B , 3 .308% , 1/28/34 .... 2,991 –
a,b
5754310.SQ.FTS.B , 3 .164% , 1/29/34 .... 1,070 –
a,b
5756610.SQ.FTS.B , 3 .774% , 1/29/34 .... 4,556 –
a,b
5757607.SQ.FTS.B , 3 .929% , 1/31/34 .... 9,346 –
a,b
5760954.SQ.FTS.B , 4 .102% , 2/01/34 .... 2,824 –
a,b
5758291.SQ.FTS.B , 4 .565% , 2/01/34 .... 5,772 –
a,b
5767488.SQ.FTS.B , 4 .566% , 2/03/34 .... 1,226 –
a,b
5773116.SQ.FTS.B , 4 .87% , 2/04/34 ..... 3,729 –
a,b
5777772.SQ.FTS.B , 4 .558% , 2/05/34 .... 8,178 –
a,b
5778008.SQ.FTS.B , 4 .687% , 2/05/34 .... 4,729 –
a,b
5781951.SQ.FTS.B , 4 .557% , 2/08/34 .... 4,019 –
a,b
5784874.SQ.FTS.B , 5 .153% , 2/09/34 .... 3,818 –
a,b
5792518.SQ.FTS.B , 4 .876% , 2/10/34 .... 16,456 –
a,b
5802478.SQ.FTS.B , 3 .774% , 2/11/34 .... 7,637 –
a,b
5812068.SQ.FTS.B , 3 .302% , 2/12/34 .... 2,493 –
a,b
5809201.SQ.FTS.B , 3 .975% , 2/12/34 .... 718 –
a,b
5812645.SQ.FTS.B , 4 .529% , 2/12/34 .... 5,108 –
a,b
5810852.SQ.FTS.B , 4 .558% , 2/12/34 .... 3,602 –
a,b
5813253.SQ.FTS.B , 4 .558% , 2/12/34 .... 7,311 –
a,b
5813184.SQ.FTS.B , 4 .894% , 2/12/34 .... 1,676 –
a,b
5813462.SQ.FTS.B , 4 .687% , 2/13/34 .... 1,394 –
a,b
5814016.SQ.FTS.B , 4 .876% , 2/13/34 .... 2,868 –
a,b
5814576.SQ.FTS.B , 3 .308% , 2/14/34 .... 2,223 –
a,b
5816945.SQ.FTS.B , 4 .876% , 2/15/34 .... 4,384 –
a,b
5815447.SQ.FTS.B , 5 .156% , 2/15/34 .... 1,227 –
a,b
5817070.SQ.FTS.B , 5 .158% , 2/15/34 .... 30,140 –
a,b
5823345.SQ.FTS.B , 3 .944% , 2/17/34 .... 1,884 –
a,b
5825002.SQ.FTS.B , 4 .56% , 2/17/34 ..... 35,998 –
a,b
5823283.SQ.FTS.B , 4 .633% , 2/17/34 ..... 18 –
a,b
5824742.SQ.FTS.B , 4 .688% , 2/17/34 .... 3,323 –
a,b
5825354.SQ.FTS.B , 4 .723% , 2/17/34 .... 4,905 –
a,b
5827842.SQ.FTS.B , 4 .561% , 2/18/34 .... 7,668 –

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
5830440.SQ.FTS.B , 4 .562% , 2/18/34 .... $ 2,577 $ –
a,b
5828926.SQ.FTS.B , 4 .685% , 2/18/34 .... 17,907 –
a,b
5832209.SQ.FTS.B , 4 .403% , 2/19/34 .... 26,120 –
a,b
5832576.SQ.FTS.B , 4 .581% , 2/19/34 .... 62 –
a,b
5832609.SQ.FTS.B , 4 .929% , 2/19/34 .... 2,194 –
a,b
5834318.SQ.FTS.B , 3 .304% , 2/20/34 .... 8,185 –
a,b
5834294.SQ.FTS.B , 4 .537% , 2/20/34 .... 502 –
a,b
5835079.SQ.FTS.B , 5 .031% , 2/20/34 .... 683 –
a,b
5837211.SQ.FTS.B , 4 .56% , 2/22/34 ..... 2,901 –
a,b
5837315.SQ.FTS.B , 4 .561% , 2/22/34 .... 4,547 –
a,b
5837252.SQ.FTS.B , 5 .262% , 2/22/34 .... 1,427 –
a,b
5840394.SQ.FTS.B , 4 .809% , 2/23/34 .... 7,735 –
a,b
5839815.SQ.FTS.B , 4 .859% , 2/23/34 .... 615 –
a,b
5842093.SQ.FTS.B , 4 .874% , 2/23/34 .... 1,240 –
a,b
5851647.SQ.FTS.B , 4 .534% , 2/25/34 .... 1,396 –
a,b
5848551.SQ.FTS.B , 4 .685% , 2/25/34 .... 1,094 –
a,b
5852027.SQ.FTS.B , 4 .82% , 2/26/34 ..... 570 –
a,b
5854311.SQ.FTS.B , 5 .158% , 2/26/34 .... 663 –
a,b
5853740.SQ.FTS.B , 5 .288% , 2/26/34 .... 2,104 –
a,b
5855240.SQ.FTS.B , 5 .19% , 2/27/34 ..... 6,098 –
a,b
5866864.SQ.FTS.B , 4 .019% , 2/28/34 .... 2,964 –
a,b
5857039.SQ.FTS.B , 4 .523% , 2/28/34 .... 219 –
a,b
5861134.SQ.FTS.B , 4 .529% , 2/28/34 .... 14,061 2
a,b
5866568.SQ.FTS.B , 4 .617% , 2/28/34 .... 2,638 –
a,b
5855911.SQ.FTS.B , 4 .687% , 2/28/34 .... 2,925 –
a,b
5861125.SQ.FTS.B , 4 .772% , 2/28/34 .... 619 –
a,b
5862630.SQ.FTS.B , 5 .067% , 2/28/34 .... 5,065 –
a,b
5873819.SQ.FTS.B , 5 .09% , 3/01/34 ..... 1,232 –
a,b
5874482.SQ.FTS.B , 4 .762% , 3/02/34 .... 657 –
a,b
5874329.SQ.FTS.B , 5 .179% , 3/02/34 .... 422 –
a,b
5877776.SQ.FTS.B , 5 .458% , 3/03/34 .... 691 –
a,b
5878846.SQ.FTS.B , 5 .302% , 3/05/34 .... 356 –
a,b
5885192.SQ.FTS.B , 5 .384% , 3/07/34 .... 2,394 –
a,b
5884477.SQ.FTS.B , 5 .518% , 3/07/34 .... 988 –
a,b
5883334.SQ.FTS.B , 5 .524% , 3/07/34 .... 1,109 –
a,b
5889080.SQ.FTS.B , 4 .718% , 3/08/34 .... 771 –
a,b
5889436.SQ.FTS.B , 4 .844% , 3/08/34 .... 14,724 –
a,b
5889875.SQ.FTS.B , 5 .174% , 3/08/34 .... 97 –
a,b
5889597.SQ.FTS.B , 5 .287% , 3/08/34 .... 1,085 –
a,b
5894091.SQ.FTS.B , 4 .599% , 3/09/34 .... 2,167 –
a,b
5893929.SQ.FTS.B , 4 .751% , 3/09/34 .... 788 –
a,b
5893541.SQ.FTS.B , 5 .441% , 3/09/34 .... 4,112 –
a,b
5893815.SQ.FTS.B , 5 .451% , 3/09/34 .... 1,195 –
a,b
5898769.SQ.FTS.B , 3 .93% , 3/12/34 ..... 2,169 –
a,b
5898320.SQ.FTS.B , 5 .031% , 3/12/34 .... 8,262 –
a,b
5900989.SQ.FTS.B , 3 .935% , 3/13/34 .... 5,386 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
5900390.SQ.FTS.B , 4 .434% , 3/13/34 .... $ 13,495 $ –
a,b
5900600.SQ.FTS.B , 5 .093% , 3/13/34 .... 7,701 –
a,b
5903864.SQ.FTS.B , 5 .043% , 3/14/34 .... 2,296 –
a,b
5911495.SQ.FTS.B , 4 .309% , 3/16/34 .... 40,359 3
a,b
5910869.SQ.FTS.B , 5 .031% , 3/16/34 .... 2,092 –
a,b
5913989.SQ.FTS.B , 5 .445% , 3/17/34 .... 1,336 –
a,b
5914396.SQ.FTS.B , 5 .177% , 3/18/34 .... 1,467 –
a,b
5915505.SQ.FTS.B , 5 .283% , 3/19/34 .... 16,318 1
a,b
5917707.SQ.FTS.B , 5 .541% , 3/19/34 .... 3,053 –
a,b
5921285.SQ.FTS.B , 4 .747% , 3/20/34 .... 2,698 –
a,b
5921918.SQ.FTS.B , 5 .156% , 3/20/34 .... 11,547 –
a,b
5923022.SQ.FTS.B , 5 .284% , 3/21/34 .... 1,435 –
a,b
5934059.SQ.FTS.B , 5 .076% , 3/24/34 .... 1,242 –
a,b
5934219.SQ.FTS.B , 5 .158% , 3/24/34 .... 22,371 –
a,b
5934730.SQ.FTS.B , 4 .74% , 3/25/34 ..... 2,564 –
a,b
5936923.SQ.FTS.B , 4 .526% , 3/26/34 .... 9,927 –
a,b
5938584.SQ.FTS.B , 5 .097% , 3/26/34 .... 6,806 –
a,b
5937124.SQ.FTS.B , 5 .189% , 3/26/34 .... 181 –
a,b
5941367.SQ.FTS.B , 4 .717% , 3/27/34 .... 4,768 –
a,b
5945082.SQ.FTS.B , 3 .927% , 3/28/34 .... 2,500 –
a,b
5943947.SQ.FTS.B , 4 .74% , 3/28/34 ..... 1,308 –
a,b
5945214.SQ.FTS.B , 5 .367% , 3/28/34 .... 656 –
a,b
5950686.SQ.FTS.B , 4 .744% , 3/29/34 .... 810 –
a,b
5954440.SQ.FTS.B , 4 .843% , 3/30/34 .... 7,514 –
a,b
5953097.SQ.FTS.B , 5 .031% , 3/30/34 .... 885 –
a,b
5956888.SQ.FTS.B , 4 .221% , 4/02/34 .... 2,980 –
a,b
5956650.SQ.FTS.B , 5 .084% , 4/02/34 .... 182 –
a,b
5956268.SQ.FTS.B , 5 .096% , 4/02/34 .... 609 –
a,b
5960434.SQ.FTS.B , 5 .182% , 4/03/34 .... 375 –
a,b
5959931.SQ.FTS.B , 5 .429% , 4/03/34 .... 1,644 –
a,b
5959978.SQ.FTS.B , 5 .543% , 4/03/34 .... 1,182 –
a,b
5966156.SQ.FTS.B , 4 .03% , 4/05/34 ..... 4,893 –
a,b
5964109.SQ.FTS.B , 5 .28% , 4/05/34 ..... 3,134 1
a,b
5980129.SQ.FTS.B , 4 .947% , 4/10/34 .... 695 –
a,b
5981924.SQ.FTS.B , 4 .843% , 4/11/34 .... 12,026 1
a,b
5983869.SQ.FTS.B , 5 .031% , 4/11/34 .... 1,723 –
a,b
5983705.SQ.FTS.B , 5 .441% , 4/11/34 .... 4,402 –
a,b
5986027.SQ.FTS.B , 5 .095% , 4/12/34 .... 3,601 –
a,b
5991404.SQ.FTS.B , 4 .591% , 4/13/34 .... 1,408 1
a,b
5995853.SQ.FTS.B , 4 .028% , 4/14/34 .... 7,553 –
a,b
5995769.SQ.FTS.B , 4 .938% , 4/14/34 .... 4,698 –
a,b
5996582.SQ.FTS.B , 5 .428% , 4/15/34 .... 330 –
a,b
6000328.SQ.FTS.B , 5 .275% , 4/17/34 .... 2,618 –
a,b
6001519.SQ.FTS.B , 4 .591% , 4/18/34 .... 505 –
a,b
6010572.SQ.FTS.B , 4 .216% , 4/20/34 .... 6,145 –
a,b
6010705.SQ.FTS.B , 4 .906% , 4/20/34 .... 4,090 –

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
6015748.SQ.FTS.B , 4 .756% , 4/21/34 .... $ 3,151 $ –
a,b
6023977.SQ.FTS.B , 5 .196% , 4/25/34 .... 871 –
a,b
6024354.SQ.FTS.B , 5 .439% , 4/26/34 .... 6,553 –
a,b
6037378.SQ.FTS.B , 4 .751% , 4/29/34 .... 732 –
a,b
6038361.SQ.FTS.B , 4 .526% , 4/30/34 .... 2,968 –
a,b
6057823.SQ.FTS.B , 4 .905% , 5/04/34 .... 17,364 –
a,b
6063087.SQ.FTS.B , 4 .305% , 5/07/34 .... 4,299 –
a,b
6064155.SQ.FTS.B , 5 .379% , 5/08/34 .... 694 –
a,b
6064464.SQ.FTS.B , 5 .542% , 5/08/34 .... 3,001 –
a,b
6111911.SQ.FTS.B , 5 .379% , 5/09/34 ..... 1,257 1
a,b
6120978.SQ.FTS.B , 4 .769% , 5/10/34 .... 836 –
a,b
6123828.SQ.FTS.B , 4 .906% , 5/10/34 .... 15,343 –
a,b
6122851.SQ.FTS.B , 5 .157% , 5/10/34 .... 5,276 –
a,b
6122683.SQ.FTS.B , 5 .438% , 5/10/34 .... 9,407 –
a,b
6126543.SQ.FTS.B , 5 .457% , 5/12/34 .... 452 –
a,b
6127052.SQ.FTS.B , 5 .539% , 5/13/34 .... 2,897 –
a,b
6134462.SQ.FTS.B , 4 .527% , 5/15/34 .... 5,519 1
a,b
6143084.SQ.FTS.B , 5 .515% , 5/17/34 .... 140 –
a,b
6145383.SQ.FTS.B , 5 .158% , 5/18/34 .... 25,311 1
a,b
6147718.SQ.FTS.B , 5 .373% , 5/20/34 .... 3,339 –
a,b
6147775.SQ.FTS.B , 5 .453% , 5/20/34 .... 1,022 –
a,b
6149657.SQ.FTS.B , 4 .748% , 5/21/34 .... 8,931 –
a,b
6149268.SQ.FTS.B , 5 .031% , 5/21/34 .... 3,411 –
a,b
6154074.SQ.FTS.B , 4 .534% , 5/22/34 .... 4,237 –
a,b
6160262.SQ.FTS.B , 4 .751% , 5/23/34 .... 4,566 –
a,b
6159444.SQ.FTS.B , 4 .901% , 5/23/34 .... 605 –
a,b
6159521.SQ.FTS.B , 5 .283% , 5/23/34 .... 196 –
a,b
6161261.SQ.FTS.B , 5 .287% , 5/24/34 .... 1,545 –
a,b
6162505.SQ.FTS.B , 5 .376% , 5/25/34 .... 279 –
a,b
6164819.SQ.FTS.B , 5 .444% , 5/26/34 .... 480 –
a,b
6164962.SQ.FTS.B , 5 .445% , 5/26/34 .... 3,092 –
a,b
6169262.SQ.FTS.B , 5 .444% , 5/28/34 .... 142 –
a,b
6173109.SQ.FTS.B , 4 .311% , 5/29/34 .... 732 –
a,b
6173073.SQ.FTS.B , 4 .906% , 5/29/34 .... 1,600 –
a,b
6185954.SQ.FTS.B , 5 .441% , 6/03/34 .... 1,742 –
a,b
6185770.SQ.FTS.B , 5 .547% , 6/03/34 .... 2,564 –
a,b
6190982.SQ.FTS.B , 4 .314% , 6/05/34 .... 4,546 –
a,b
6191154.SQ.FTS.B , 5 .532% , 6/06/34 .... 2,148 –
a,b
6209210.SQ.FTS.B , 4 .309% , 6/09/34 .... 6,712 1
a,b
6209706.SQ.FTS.B , 5 .036% , 6/10/34 .... 2,323 –
a,b
6211694.SQ.FTS.B , 5 .372% , 6/12/34 .... 3,075 –
a,b
6217699.SQ.FTS.B , 4 .748% , 6/13/34 .... 3,192 –
a,b
6217315.SQ.FTS.B , 5 .031% , 6/13/34 .... 687 –
a,b
6220586.SQ.FTS.B , 5 .031%
,
6/14/34 .... 3,429 –
a,b
6220625.SQ.FTS.B , 5 .378% , 6/14/34 .... 8,814 –
a,b
6227194.SQ.FTS.B , 5 .02% , 6/16/34 ..... 1,892 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
6236255.SQ.FTS.B , 5 .436% , 6/18/34 .... $ 2,023 $ –
a,b
6237088.SQ.FTS.B , 4 .742% , 6/19/34 .... 1,309 –
a,b
6237213.SQ.FTS.B , 5 .438% , 6/19/34 .... 994 –
a,b
6243468.SQ.FTS.B , 4 .969% , 6/20/34 .... 12,676 –
a,b
6243792.SQ.FTS.B , 5 .374% , 6/21/34 .... 2,999 –
a,b
6245571.SQ.FTS.B , 5 .674% , 6/21/34 .... 502 –
a,b
6254473.SQ.FTS.B , 5 .251% , 6/23/34 .... 13,950 –
a,b
6254361.SQ.FTS.B , 5 .374% , 6/23/34 .... 1,745 –
a,b
6254841.SQ.FTS.B , 5 .443% , 6/23/34 .... 4,682 –
a,b
6259695.SQ.FTS.B , 5 .545% , 6/27/34 .... 2,225 –
a,b
6265153.SQ.FTS.B , 5 .127% , 6/29/34 .... 11,421 –
a,b
6266370.SQ.FTS.B , 5 .252% , 6/29/34 .... 7,717 –
a,b
6275326.SQ.FTS.B , 5 .44% , 7/03/34 ..... 2,114 –
a,b
6277033.SQ.FTS.B , 5 .25% , 7/04/34 ..... 3,011 –
a,b
6278139.SQ.FTS.B , 5 .61% , 7/04/34 ..... 931 –
a,b
6282812.SQ.FTS.B , 4 .969% , 7/06/34 .... 15,894 –
a,b
6285291.SQ.FTS.B , 4 .969% , 7/06/34 .... 21,510 –
a,b
6285821.SQ.FTS.B , 5 .609% , 7/07/34 .... 1,998 –
a,b
6300866.SQ.FTS.B , 5 .66% , 7/13/34 ..... 274 –
a,b
6309341.SQ.FTS.B , 5 .767% , 7/18/34 .... 1,719 –
a,b
6314763.SQ.FTS.B , 4 .749% , 7/19/34 .... 982 –
a,b
6319056.SQ.FTS.B , 4 .748% , 7/21/34 .... 430 –
a,b
6351823.SQ.FTS.B , 4 .966% , 7/24/34 .... 1,939 –
a,b
6353581.SQ.FTS.B , 5 .118% , 7/24/34 .... 916 –
a,b
6351975.SQ.FTS.B , 5 .478% , 7/24/34 .... 2,638 –
a,b
6359468.SQ.FTS.B , 5 .627% , 7/26/34 .... 432 –
a,b
6370285.SQ.FTS.B , 5 .757% , 7/30/34 .... 1,998 –
a,b
6372961.SQ.FTS.B , 5 .377% , 7/31/34 .... 57,137 –
a,b
6379092.SQ.FTS.B , 5 .66% , 8/02/34 ..... 954 –
a,b
6382243.SQ.FTS.B , 4 .969% , 8/03/34 .... 40,502 –
a,b
6386635.SQ.FTS.B , 4 .99% , 8/05/34 ..... 1,423 –
a,b
6389269.SQ.FTS.B , 5 .373% , 8/06/34 .... 5,046 –
a,b
6389202.SQ.FTS.B , 5 .751% , 8/06/34 .... 3,677 –
a,b
6392987.SQ.FTS.B , 4 .75% , 8/07/34 ..... 7,102 –
a,b
6392793.SQ.FTS.B , 5 .48% , 8/07/34 ..... 432 –
a,b
6393441.SQ.FTS.B , 4 .971% , 8/08/34 .... 2,464 –
a,b
6404033.SQ.FTS.B , 4 .755% , 8/11/34 .... 2,159 –
a,b
6410608.SQ.FTS.B , 5 .471% , 8/14/34 .... 23,537 –
a,b
6413090.SQ.FTS.B , 5 .251% , 8/15/34 .... 14,328 –
a,b
6422493.SQ.FTS.B , 4 .96% , 8/17/34 ..... 96 –
a,b
6424176.SQ.FTS.B , 4 .969% , 8/18/34 .... 22,930 2
a,b
6427394.SQ.FTS.B , 4 .75% , 8/21/34 ..... 24,524 –
a,b
6427044.SQ.FTS.B , 5 .471% , 8/21/34 .... 637 –
a,b
6431015.SQ.FTS.B , 4 .969% , 8/22/34 .... 2,894 –
a,b
6439616.SQ.FTS.B , 4 .969% , 8/23/34 .... 2,924 –
a,b
6439850.SQ.FTS.B , 5 .472% , 8/23/34 .... 7,981 –

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
6436390.SQ.FTS.B , 5 .597% , 8/23/34 .... $ 3,413 $ –
a,b
6442480.SQ.FTS.B , 5 .383% , 8/24/34 .... 1,919 –
a,b
6451818.SQ.FTS.B , 4 .528% , 8/28/34 .... 32,683 1
a,b
6452723.SQ.FTS.B , 4 .75% , 8/28/34 ..... 1,840 –
a,b
6454314.SQ.FTS.B , 4 .97% , 9/01/34 ..... 6,133 –
a,b
6461434.SQ.FTS.B , 5 .252% , 9/03/34 .... 6,632 1
a,b
6464078.SQ.FTS.B , 5 .121% , 9/04/34 .... 818 –
a,b
6467555.SQ.FTS.B , 5 .377% , 9/06/34 .... 3,596 –
a,b
6465421.SQ.FTS.B , 5 .451% , 9/06/34 .... 1,180 –
a,b
6470092.SQ.FTS.B , 5 .469% , 9/07/34 .... 3,576 –
a,b
6475454.SQ.FTS.B , 5 .126% , 9/08/34 .... 2,557 –
a,b
6475554.SQ.FTS.B , 5 .597% , 9/08/34 .... 8,062 –
a,b
6481328.SQ.FTS.B , 4 .748% , 9/09/34 .... 6,302 –
a,b
6483513.SQ.FTS.B , 4 .528% , 9/10/34 .... 7,992 –
a,b
6484336.SQ.FTS.B , 5 .253% , 9/10/34 .... 22,221 1
a,b
6488356.SQ.FTS.B , 5 .66% , 9/13/34 ..... 3,633 –
a,b
6496050.SQ.FTS.B , 5 .598% , 9/15/34 .... 2,621 –
a,b
6503201.SQ.FTS.B , 4 .755% , 9/17/34 .... 1,828 –
a,b
6508534.SQ.FTS.B , 5 .66% , 9/20/34 ..... 3,125 –
a,b
6523267.SQ.FTS.B , 4 .84% , 9/24/34 ..... 5,923 –
a,b
6531074.SQ.FTS.B , 5 .031% , 9/28/34 .... 24,833 –
a,b
6533670.SQ.FTS.B , 5 .44% , 9/28/34 ..... 2,210 1
a,b
6535323.SQ.FTS.B , 5 .252% , 9/29/34 .... 449 –
a,b
6537472.SQ.FTS.B , 5 .437% , 9/29/34 .... 2,567 –
a,b
6541353.SQ.FTS.B , 5 .597% , 9/30/34 .... 727 –
a,b
6547411.SQ.FTS.B , 4 .749% , 10/01/34 ... 14,177 1
a,b
6552948.SQ.FTS.B , 5 .131% , 10/04/34 ... 1,758 –
a,b
6553144.SQ.FTS.B , 5 .44% , 10/04/34 .... 734 –
a,b
6563116.SQ.FTS.B , 5 .436% , 10/07/34 ... 626 –
a,b
6566625.SQ.FTS.B , 5 .189% , 10/08/34 ... 10,420 –
a,b
6570679.SQ.FTS.B , 5 .44% , 10/10/34 .... 15,812 –
a,b
6577981.SQ.FTS.B , 5 .251% , 10/12/34 ... 10,021 –
a,b
6581786.SQ.FTS.B , 5 .755% , 10/13/34 ... 584 –
a,b
6582337.SQ.FTS.B , 6 .008% , 10/13/34 ... 569 –
a,b
6592468.SQ.FTS.B , 5 .188% , 10/18/34 ... 26,389 –
a,b
6591444.SQ.FTS.B , 6 .157% , 10/18/34 ... 1,914 –
a,b
6608375.SQ.FTS.B , 6 .263% , 10/24/34 ... 1,568 –
a,b
6614457.SQ.FTS.B , 5 .759% , 10/26/34 ... 2,216 –
a,b
6617414.SQ.FTS.B , 6 .006% , 10/27/34 ... 2,152 –
a,b
6623607.SQ.FTS.B , 6 .419% , 10/28/34 ... 2,737 –
a,b
6624957.SQ.FTS.B , 6 .411% , 10/30/34 ... 3,183 –
a,b
6628247.SQ.FTS.B , 4 .937% , 11/01/34 ... 3,665 –
a,b
6626404.SQ.FTS.B , 6 .006% , 11/01/34 ... 693 –
a,b
6628104.SQ.FTS.B , 6 .162% , 11/01/34 ... 8,424 –
a,b
6629787.SQ.FTS.B , 5 .57% , 11/02/34 .... 7,692 –
a,b
6632388.SQ.FTS.B , 6 .413% , 11/02/34 ... 6,201 –
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
6633231.SQ.FTS.B , 4 .745% , 11/03/34 ... $ 238 $ –
a,b
6639032.SQ.FTS.B , 5 .442% , 11/04/34 ... 11,342 –
a,b
6644191.SQ.FTS.B , 5 .189% , 11/05/34 ... 32,363 –
a,b
6641907.SQ.FTS.B , 5 .372% , 11/05/34 ... 3,766 –
a,b
6641788.SQ.FTS.B , 5 .445% , 11/05/34 ... 1,794 –
a,b
6651688.SQ.FTS.B , 4 .654% , 11/09/34 ... 53,478 –
a,b
6649660.SQ.FTS.B , 5 .185% , 11/09/34 ... 121 –
a,b
6651437.SQ.FTS.B , 5 .454% , 11/09/34 ... 494 –
a,b
6655130.SQ.FTS.B , 5 .442% , 11/10/34 ... 888 –
a,b
6663871.SQ.FTS.B , 4 .935% , 11/12/34 ... 3,838 –
a,b
6662849.SQ.FTS.B , 4 .936% , 11/12/34 ... 4,461 –
a,b
6662189.SQ.FTS.B , 6 .013% , 11/12/34 ... 858 –
a,b
6664005.SQ.FTS.B , 6 .167% , 11/12/34 ... 3,617 –
a,b
6665226.SQ.FTS.B , 6 .006% , 11/13/34 ... 660 –
a,b
6668780.SQ.FTS.B , 5 .566% , 11/15/34 ... 9,273 –
a,b
6672424.SQ.FTS.B , 5 .377% , 11/16/34 ... 4,203 4
a,b
6670037.SQ.FTS.B , 5 .571% , 11/16/34 ... 6,805 –
a,b
6674961.SQ.FTS.B , 5 .44% , 11/17/34 .... 5,853 –
a,b
6678696.SQ.FTS.B , 4 .936% , 11/18/34 ... 19,360 –
a,b
6681578.SQ.FTS.B , 4 .937% , 11/18/34 ... 10,776 –
a,b
6679343.SQ.FTS.B , 5 .379% , 11/18/34 ... 3,191 –
a,b
6684387.SQ.FTS.B , 4 .738% , 11/19/34 ... 1,197 –
a,b
6682519.SQ.FTS.B , 5 .381% , 11/19/34 ... 771 –
a,b
6685009.SQ.FTS.B , 5 .752% , 11/20/34 ... 2,633 –
a,b
6685907.SQ.FTS.B , 5 .568% , 11/21/34 ... 6,526 –
a,b
6686639.SQ.FTS.B , 4 .937% , 11/22/34 ... 1,131 –
a,b
6686940.SQ.FTS.B , 4 .937% , 11/22/34 ... 2,880 –
a,b
6689856.SQ.FTS.B , 4 .659% , 11/23/34 ... 4,087 –
a,b
6692529.SQ.FTS.B , 5 .186% , 11/23/34 ... 6,099 –
a,b
6689979.SQ.FTS.B , 5 .377% , 11/23/34 ... 12,919 –
a,b
6709316.SQ.FTS.B , 5 .767% , 11/29/34 ... 108 –
a,b
6719810.SQ.FTS.B , 6 .432% , 12/01/34 ... 1,571 –
a,b
6724464.SQ.FTS.B , 4 .747% , 12/02/34 ... 9,907 –
a,b
6729931.SQ.FTS.B , 6 .262% , 12/05/34 ... 5,140 –
a,b
6731838.SQ.FTS.B , 4 .654% , 12/06/34 ... 5,855 –
a,b
6731255.SQ.FTS.B , 5 .188% , 12/06/34 ... 1,286 –
a,b
6730881.SQ.FTS.B , 5 .755% , 12/06/34 ... 5,559 –
a,b
6737291.SQ.FTS.B , 5 .203% , 12/07/34 ... 1,511 –
a,b
6742103.SQ.FTS.B , 6 .26% , 12/08/34 .... 970 –
a,b
6746092.SQ.FTS.B , 4 .659% , 12/09/34 ... 1,222 –
a,b
6745247.SQ.FTS.B , 4 .74% , 12/09/34 .... 775 –
a,b
6746977.SQ.FTS.B , 5 .188% , 12/10/34 ... 15,911 –
a,b
6753247.SQ.FTS.B , 4 .655% , 12/13/34 ... 9,691 –
a,b
6753008.SQ.FTS.B , 4 .749% , 12/13/34 ... 6,085 –
a,b
6756294.SQ.FTS.B , 5 .751% , 12/14/34 ... 2,192 –
a,b
6764489.SQ.FTS.B , 4 .937% , 12/15/34 ... 21,402 –

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
6770530.SQ.FTS.B , 5 .39% , 12/19/34 .... $ 1,058 $ –
a,b
6771134.SQ.FTS.B , 6 .006% , 12/19/34 ... 18,256 –
a,b
6774551.SQ.FTS.B , 5 .567% , 12/20/34 ... 17,810 –
a,b
6781272.SQ.FTS.B , 5 .566% , 12/22/34 ... 37,439 –
a,b
6783369.SQ.FTS.B , 6 .27% , 12/23/34 .... 1,854 –
a,b
6792314.SQ.FTS.B , 6 .005% , 12/27/34 ... 6,421 –
a,b
6795315.SQ.FTS.B , 6 .417% , 12/28/34 ... 1,229 –
a,b
6800044.SQ.FTS.B , 6 .258% , 12/29/34 ... 4,878 –
a,b
6804745.SQ.FTS.B , 5 .449% , 12/30/34 ... 180 –
a,b
6806677.SQ.FTS.B , 5 .568% , 12/30/34 ... 3,293 –
a,b
6808256.SQ.FTS.B , 5 .546% , 1/01/35 .... 794 –
a,b
6812850.SQ.FTS.B , 4 .652% , 1/03/35 .... 1,848 –
a,b
6812517.SQ.FTS.B , 5 .566% , 1/03/35 .... 14,910 –
a,b
6810642.SQ.FTS.B , 6 .009% , 1/03/35 .... 5,633 –
a,b
6815367.SQ.FTS.B , 5 .371% , 1/05/35 .... 1,775 –
a,b
6822097.SQ.FTS.B , 4 .751% , 1/06/35 .... 1,805 –
a,b
6818955.SQ.FTS.B , 4 .938% , 1/06/35 .... 7,512 –
a,b
6826532.SQ.FTS.B , 5 .749% , 1/08/35 .... 3,960 –
a,b
6836269.SQ.FTS.B , 4 .747% , 1/12/35 .... 758 –
a,b
6833875.SQ.FTS.B , 5 .189% , 1/12/35 .... 1,457 –
a,b
6836478.SQ.FTS.B , 5 .749% , 1/12/35 .... 673 –
a,b
6841626.SQ.FTS.B , 4 .748% , 1/13/35 .... 5,625 –
a,b
6838796.SQ.FTS.B , 6 .176% , 1/13/35 .... 1,173 –
a,b
6839643.SQ.FTS.B , 6 .205% , 1/13/35 .... 576 –
a,b
6843667.SQ.FTS.B , 6 .415% , 1/14/35 .... 32,216 –
a,b
6845960.SQ.FTS.B , 4 .748% , 1/15/35 .... 2,193 –
a,b
6846131.SQ.FTS.B , 5 .747% , 1/15/35 .... 779 –
a,b
6846797.SQ.FTS.B , 5 .191% , 1/16/35 .... 623 –
a,b
6846652.SQ.FTS.B , 5 .773% , 1/16/35 .... 183 –
a,b
6849498.SQ.FTS.B , 4 .655% , 1/17/35 .... 5,530 –
a,b
6849711.SQ.FTS.B , 4 .743% , 1/17/35 .... 628 –
a,b
6849119.SQ.FTS.B , 5 .563% , 1/17/35 .... 260 –
a,b
6848265.SQ.FTS.B , 6 .172% , 1/17/35 .... 1,144 –
a,b
6852615.SQ.FTS.B , 4 .756% , 1/18/35 .... 1,041 –
a,b
6855849.SQ.FTS.B , 4 .653% , 1/19/35 .... 3,144 –
a,b
6862957.SQ.FTS.B , 6 .254% , 1/21/35 .... 4,171 –
a,b
6871369.SQ.FTS.B , 5 .567% , 1/25/35 .... 499 –
a,b
6871155.SQ.FTS.B , 6 .012% , 1/25/35 .... 3,560 –
a,b
6873383.SQ.FTS.B , 6 .15% , 1/26/35 ..... 334 –
a,b
6880856.SQ.FTS.B , 5 .366% , 1/28/35 .... 1,568 –
a,b
6884787.SQ.FTS.B , 6 .262% , 1/29/35 .... 3,067 –
a,b
6889119.SQ.FTS.B , 6 .008% , 1/31/35 .... 3,513 –
a,b
6889109.SQ.FTS.B , 6 .258% , 1/31/35 .... 1,082 –
a,b
6891067.SQ.FTS.B , 6 .255% , 2/01/35 .... 5,566 –
a,b
6895588.SQ.FTS.B , 4 .657% , 2/02/35 .... 10,603 –
a,b
6893023.SQ.FTS.B , 5 .378% , 2/02/35 .... 14,273 1
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
6899300.SQ.FTS.B , 4 .643% , 2/03/35 .... $ 1,221 $ –
a,b
6899194.SQ.FTS.B , 4 .754% , 2/03/35 .... 463 –
a,b
6903284.SQ.FTS.B , 4 .654% , 2/04/35 .... 3,163 –
a,b
6904989.SQ.FTS.B , 5 .189% , 2/05/35 .... 22,112 –
a,b
6904822.SQ.FTS.B , 5 .573% , 2/05/35 .... 285 –
a,b
6908001.SQ.FTS.B , 5 .565% , 2/07/35 .... 23,167 –
a,b
6909141.SQ.FTS.B , 5 .379% , 2/08/35 .... 19,068 –
a,b
6913052.SQ.FTS.B , 4 .942% , 2/09/35 .... 2,970 –
a,b
6914678.SQ.FTS.B , 5 .758% , 2/09/35 .... 3,385 –
a,b
6916173.SQ.FTS.B , 5 .577% , 2/10/35 .... 512 –
a,b
6920447.SQ.FTS.B , 6 .006% , 2/11/35 .... 24,973 –
a,b
6923496.SQ.FTS.B , 6 .258% , 2/15/35 .... 3,417 8
a,b
6934833.SQ.FTS.B , 4 .938% , 2/17/35 .... 4,744 –
a,b
6934329.SQ.FTS.B , 6 .258% , 2/17/35 .... 12,367 –
a,b
6936990.SQ.FTS.B , 4 .748% , 2/18/35 .... 3,340 –
a,b
6937130.SQ.FTS.B , 6 .132% , 2/18/35 .... 381 –
a,b
6938552.SQ.FTS.B , 6 .416% , 2/18/35 .... 6,233 –
a,b
6942251.SQ.FTS.B , 4 .656% , 2/20/35 .... 3,601 –
a,b
6946078.SQ.FTS.B , 4 .937% , 2/21/35 .... 150 2
a,b
6946120.SQ.FTS.B , 6 .164% , 2/21/35 .... 10,031 1
a,b
6944161.SQ.FTS.B , 6 .261% , 2/21/35 .... 1,708 –
a,b
6966531.SQ.FTS.B , 4 .749% , 2/28/35 .... 3,997 1
a,b
6978952.SQ.FTS.B , 4 .937% , 2/28/35 .... 51,353 –
a,b
6967741.SQ.FTS.B , 5 .189% , 2/28/35 .... 1,401 –
a,b
6966362.SQ.FTS.B , 5 .376% , 2/28/35 .... 275 –
a,b
6968103.SQ.FTS.B , 5 .455% , 2/28/35 .... 537 –
a,b
6966621.SQ.FTS.B , 5 .569% , 2/28/35 .... 1,752 –
a,b
6971755.SQ.FTS.B , 5 .975% , 2/28/35 .... 353 –
a,b
6970716.SQ.FTS.B , 6 .005% , 2/28/35 .... 1,583 –
a,b
6966412.SQ.FTS.B , 6 .167% , 2/28/35 .... 2,449 1
a,b
6978418.SQ.FTS.B , 6 .247% , 2/28/35 .... 1,258 –
a,b
6966854.SQ.FTS.B , 6 .26% , 2/28/35 ..... 3,823 –
a,b
6981964.SQ.FTS.B , 5 .376% , 3/01/35 .... 13,283 –
a,b
6984708.SQ.FTS.B , 5 .567% , 3/02/35 .... 1,263 –
a,b
6987569.SQ.FTS.B , 5 .754% , 3/05/35 .... 3,671 2
a,b
6993089.SQ.FTS.B , 4 .76% , 3/06/35 ..... 594 –
a,b
7009269.SQ.FTS.B , 6 .165% , 3/12/35 .... 22,063 2
a,b
7014159.SQ.FTS.B , 5 .56% , 3/13/35 ..... 1,246 –
a,b
7021732.SQ.FTS.B , 5 .376% , 3/15/35 .... 2,798 2
a,b
7022730.SQ.FTS.B , 6 .259% , 3/15/35 .... 3,666 4
a,b
7028537.SQ.FTS.B , 5 .189% , 3/18/35 .... 66,996 52
a,b
7032279.SQ.FTS.B , 5 .567% , 3/19/35 .... 1,308 1
a,b
7043444.SQ.FTS.B , 5 .376% , 3/21/35 .... 6,529 1
a,b
7040179.SQ.FTS.B , 5 .564% , 3/21/35 .... 8,897 308
a,b
7046836.SQ.FTS.B , 6 .261% , 3/22/35 .... 2,078 –
a,b
7050197.SQ.FTS.B , 4 .749% , 3/25/35 .... 13,025 17

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
7052668.SQ.FTS.B , 4 .936% , 3/25/35 .... $ 1,948 $ 1
a,b
7052092.SQ.FTS.B , 5 .754% , 3/25/35 .... 4,535 2
a,b
7050592.SQ.FTS.B , 6 .263% , 3/25/35 .... 912 –
a,b
7054612.SQ.FTS.B , 6 .006% , 3/26/35 .... 5,385 1
a,b
7061323.SQ.FTS.B , 5 .189% , 3/28/35 .... 34,494 31
a,b
7062421.SQ.FTS.B , 6 .006% , 3/28/35 .... 896 1
a,b
7062617.SQ.FTS.B , 6 .164% , 3/28/35 .... 20,347 18
a,b
7067874.SQ.FTS.B , 6 .003% , 3/29/35 .... 3,096 2
a,b
7065573.SQ.FTS.B , 6 .258% , 3/29/35 .... 13,691 1
a,b
7071000.SQ.FTS.B , 4 .721% , 4/02/35 .... 645 –
a,b
7071948.SQ.FTS.B , 6 .248% , 4/02/35 .... 631 –
a,b
7080510.SQ.FTS.B , 6 .274% , 4/04/35 .... 1,437 1
a,b
7085620.SQ.FTS.B , 6 .007% , 4/05/35 .... 8,877 6
a,b
7089901.SQ.FTS.B , 5 .375% , 4/06/35 .... 7,927 5
a,b
7091540.SQ.FTS.B , 5 .756% , 4/06/35 .... 10,017 9
a,b
7091737.SQ.FTS.B , 6 .421% , 4/06/35 .... 949 1
a,b
7095396.SQ.FTS.B , 5 .76% , 4/09/35 ..... 2,090 41
a,b
7098792.SQ.FTS.B , 4 .653% , 4/10/35 .... 2,031 –
a,b
7101698.SQ.FTS.B , 5 .393% , 4/11/35 .... 1,010 1
a,b
7102724.SQ.FTS.B , 5 .566% , 4/11/35 .... 4,584 4
a,b
7102932.SQ.FTS.B , 6 .255% , 4/11/35 .... 1,825 1
a,b
7105121.SQ.FTS.B , 4 .938% , 4/12/35 .... 1,161 2
a,b
7106451.SQ.FTS.B , 5 .377% , 4/12/35 .... 11,899 10
a,b
7108839.SQ.FTS.B , 4 .653% , 4/13/35 .... 3,313 7
a,b
7109927.SQ.FTS.B , 6 .418% , 4/13/35 .... 8,573 9
a,b
7112255.SQ.FTS.B , 6 .155% , 4/14/35 .... 2,323 1
a,b
7115405.SQ.FTS.B , 4 .655% , 4/16/35 .... 34,107 2,709
a,b
7115331.SQ.FTS.B , 5 .762% , 4/16/35 .... 561 17
a,b
7121272.SQ.FTS.B , 6 .012% , 4/17/35 .... 2,783 3
a,b
7122345.SQ.FTS.B , 4 .762% , 4/18/35 .... 402 –
a,b
7123668.SQ.FTS.B , 4 .936% , 4/18/35 .... 2,218 1
a,b
7123343.SQ.FTS.B , 6 .006% , 4/18/35 .... 2,848 5
a,b
7134939.SQ.FTS.B , 5 .756% , 4/19/35 .... 9,292 6
a,b
7137611.SQ.FTS.B , 5 .189% , 4/20/35 .... 10,916 24
a,b
7147597.SQ.FTS.B , 5 .364% , 4/23/35 .... 1,926 2
a,b
7147279.SQ.FTS.B , 5 .38% , 4/23/35 ..... 6,976 644
a,b
7154719.SQ.FTS.B , 5 .759% , 4/25/35 .... 6,577 5
a,b
7163900.SQ.FTS.B , 6 .413% , 4/27/35 .... 5,443 10
a,b
7164193.SQ.FTS.B , 5 .377% , 4/28/35 .... 5,624 4
a,b
7165931.SQ.FTS.B , 5 .385% , 4/29/35 .... 1,875 1
a,b
7168044.SQ.FTS.B , 5 .764% , 4/30/35 .... 2,062 1
a,b
7176646.SQ.FTS.B , 4 .762% , 5/01/35 .... 1,231 1
a,b
7176634.SQ.FTS.B , 5 .445% , 5/01/35 .... 1,458 1
a,b
7173920.SQ.FTS.B , 5 .759% , 5/01/35 .... 251 –
a,b
7173881.SQ.FTS.B , 6 .415% , 5/01/35 .... 2,005 1
a,b
7180807.SQ.FTS.B , 4 .654% , 5/02/35 .... 2,907 7
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
7180850.SQ.FTS.B , 4 .935% , 5/02/35 .... $ 2,462 $ 3
a,b
7179318.SQ.FTS.B , 5 .189% , 5/02/35 .... 11,067 14
a,b
7196096.SQ.FTS.B , 6 .003% , 5/07/35 .... 8,216 5
a,b
7201085.SQ.FTS.B , 6 .419% , 5/08/35 .... 1,847 2
a,b
7203631.SQ.FTS.B , 4 .745% , 5/09/35 .... 1,386 2
a,b
7204614.SQ.FTS.B , 5 .184% , 5/09/35 .... 3,537 6
a,b
7206450.SQ.FTS.B , 5 .373% , 5/09/35 .... 1,582 2
a,b
7204933.SQ.FTS.B , 5 .409% , 5/09/35 .... 381 –
a,b
7206160.SQ.FTS.B , 6 .258% , 5/09/35 .... 11,872 12
a,b
7215803.SQ.FTS.B , 4 .932% , 5/13/35 .... 3,486 9
a,b
7215930.SQ.FTS.B , 6 .257% , 5/13/35 .... 13,761 17
a,b
7224254.SQ.FTS.B , 5 .757% , 5/15/35 .... 3,116 205
a,b
7222451.SQ.FTS.B , 6 .258% , 5/15/35 .... 1,847 146
a,b
7235145.SQ.FTS.B , 6 .008% , 5/18/35 .... 20,605 28
a,b
7237806.SQ.FTS.B , 5 .384% , 5/20/35 .... 768 3
a,b
7243413.SQ.FTS.B , 5 .382% , 5/21/35 .... 837 112
a,b
7244368.SQ.FTS.B , 6% , 5/21/35 ....... 620 1
a,b
7243236.SQ.FTS.B , 6 .26% , 5/21/35 ..... 8,746 9
a,b
7247605.SQ.FTS.B , 5 .185% , 5/22/35 .... 1,856 10
a,b
7249679.SQ.FTS.B , 6 .422% , 5/22/35 .... 245 –
a,b
7249518.SQ.FTS.B , 6 .424% , 5/22/35 .... 1,960 2
a,b
7253237.SQ.FTS.B , 6 .01% , 5/24/35 ..... 270 1
a,b
7252834.SQ.FTS.B , 6 .167% , 5/24/35 .... 4,847 2
a,b
7254743.SQ.FTS.B , 4 .656% , 5/25/35 .... 23 4
a,b
7256122.SQ.FTS.B , 5 .365% , 5/25/35 .... 1,533 1
a,b
7256570.SQ.FTS.B , 4 .935% , 5/26/35 .... 5,380 17
a,b
7262532.SQ.FTS.B , 4 .752% , 5/28/35 .... 3,144 5
a,b
7262602.SQ.FTS.B , 5 .43% , 5/28/35 ..... 462 –
a,b
7264204.SQ.FTS.B , 4 .654% , 5/29/35 .... 20,052 71
a,b
7275604.SQ.FTS.B , 5 .374% , 6/01/35 .... 756 1
a,b
7280873.SQ.FTS.B , 5 .192% , 6/04/35 .... 5,514 11
a,b
7281601.SQ.FTS.B , 5 .409% , 6/04/35 .... 1,132 1
a,b
7282811.SQ.FTS.B , 6 .248% , 6/04/35 .... 529 2
a,b
7281210.SQ.FTS.B , 6 .261% , 6/04/35 .... 901 1
a,b
7287176.SQ.FTS.B , 6 .006% , 6/05/35 .... 5,152 11
a,b
7284693.SQ.FTS.B , 6 .007% , 6/05/35 .... 1,055 2
a,b
7287732.SQ.FTS.B , 6 .184% , 6/05/35 .... 300 1
a,b
7287144.SQ.FTS.B , 6 .267% , 6/05/35 .... 1,419 2
a,b
7290056.SQ.FTS.B , 5 .377% , 6/06/35 .... 5,162 5
a,b
7289261.SQ.FTS.B , 5 .565% , 6/06/35 .... 1,039 4
a,b
7299621.SQ.FTS.B , 4 .654% , 6/08/35 .... 35,360 123
a,b
7300176.SQ.FTS.B , 6 .008% , 6/08/35 .... 546 105
a,b
7303540.SQ.FTS.B , 5 .565% , 6/10/35 .... 1,343 3
a,b
7303522.SQ.FTS.B , 6 .265% , 6/10/35 .... 335 1
a,b
7314543.SQ.FTS.B , 5 .191% , 6/12/35 .... 3,475 10
a,b
7316842.SQ.FTS.B , 4 .743% , 6/13/35 .... 1,433 198

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
7317981.SQ.FTS.B , 5 .434% , 6/13/35 .... $ 1,348 $ 3
a,b
7314697.SQ.FTS.B , 5 .559% , 6/13/35 .... 3,749 4
a,b
7318018.SQ.FTS.B , 5 .564% , 6/13/35 .... 6,392 6
a,b
7323718.SQ.FTS.B , 6 .006% , 6/14/35 .... 3,869 10
a,b
7327791.SQ.FTS.B , 4 .748% , 6/15/35 .... 8,988 17
a,b
7324925.SQ.FTS.B , 5 .182% , 6/15/35 .... 1,333 4
a,b
7328914.SQ.FTS.B , 5 .566% , 6/16/35 .... 10,484 26
a,b
7329210.SQ.FTS.B , 6 .42% , 6/17/35 ..... 3,315 8
a,b
7334014.SQ.FTS.B , 5 .459% , 6/18/35 .... 1,044 4
a,b
7330422.SQ.FTS.B , 6 .162% , 6/18/35 .... 625 2
a,b
7336581.SQ.FTS.B , 4 .937% , 6/19/35 .... 49,530 75
a,b
7335932.SQ.FTS.B , 5 .566% , 6/19/35 .... 8,474 24
a,b
7334863.SQ.FTS.B , 5 .763% , 6/19/35 .... 1,344 4
a,b
7339897.SQ.FTS.B , 4 .653% , 6/20/35 .... 3,395 16
a,b
7340806.SQ.FTS.B , 6 .008% , 6/20/35 .... 3,592 10
a,b
7344575.SQ.FTS.B , 6 .009% , 6/21/35 .... 4,098 9
a,b
7346393.SQ.FTS.B , 6 .164% , 6/21/35 .... 62,612 73
a,b
7348505.SQ.FTS.B , 6 .038% , 6/22/35 .... 564 1
a,b
7351981.SQ.FTS.B , 4 .654% , 6/23/35 .... 17,215 45
a,b
7352490.SQ.FTS.B , 4 .752% , 6/23/35 .... 1,987 4
a,b
7352850.SQ.FTS.B , 6 .257% , 6/24/35 .... 12,690 27
a,b
7353901.SQ.FTS.B , 6 .167% , 6/25/35 .... 4,755 13
a,b
7360937.SQ.FTS.B , 4 .654% , 6/27/35 .... 619 147
a,b
7359006.SQ.FTS.B , 5 .439% , 6/27/35 .... 2,767 6
a,b
7371685.SQ.FTS.B , 5 .752% , 6/30/35 .... 3,456 8
a,b
7370367.SQ.FTS.B , 5 .764% , 6/30/35 .... 1,662 3
a,b
7370851.SQ.FTS.B , 6 .02% , 6/30/35 ..... 664 3
a,b
7375076.SQ.FTS.B , 5 .374% , 7/02/35 .... 6,359 17
a,b
7377813.SQ.FTS.B , 5 .76% , 7/03/35 ..... 5,830 10
a,b
7387529.SQ.FTS.B , 5 .372% , 7/06/35 .... 631 2
a,b
7389966.SQ.FTS.B , 4 .756% , 7/08/35 .... 1,331 4
a,b
7389892.SQ.FTS.B , 5 .193% , 7/08/35 .... 2,172 8
a,b
7402047.SQ.FTS.B , 5 .75% , 7/11/35 ..... 5,039 12
a,b
7401076.SQ.FTS.B , 6 .161% , 7/11/35 .... 4,234 12
a,b
7411525.SQ.FTS.B , 6 .169% , 7/16/35 .... 946 70
a,b
7412344.SQ.FTS.B , 4 .707% , 7/17/35 .... 212 1
a,b
7412972.SQ.FTS.B , 5 .377% , 7/17/35 .... 6,512 30
a,b
7416105.SQ.FTS.B , 4 .939% , 7/18/35 .... 2,940 12
a,b
7417924.SQ.FTS.B , 5 .566% , 7/18/35 .... 5,269 36
a,b
7422446.SQ.FTS.B , 5 .773% , 7/20/35 .... 126 14
a,b
7423387.SQ.FTS.B , 5 .574% , 7/21/35 .... 1,914 6
a,b
7426750.SQ.FTS.B , 4 .758% , 7/22/35 .... 1,835 8
a,b
7430504.SQ.FTS.B , 4 .654% , 7/24/35 .... 68,115 93
a,b
7438053.SQ.FTS.B , 5 .566% , 7/25/35 .... 9,004 31
a,b
7441625.SQ.FTS.B , 4 .937% , 7/26/35 .... 27,213 85
a,b
7443079.SQ.FTS.B , 6 .271% , 7/28/35 .... 415 2
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
7447048.SQ.FTS.B , 4 .749% , 7/29/35 .... $ 43,825 $ 80
a,b
7446590.SQ.FTS.B , 5 .377% , 7/29/35 .... 8,070 70
a,b
7461359.SQ.FTS.B , 6 .162% , 8/02/35 .... 10,885 21
a,b
7468484.SQ.FTS.B , 4 .653% , 8/06/35 .... 27,792 91
a,b
7473943.SQ.FTS.B , 5 .377% , 8/07/35 .... 2,381 200
a,b
7483714.SQ.FTS.B , 5 .453% , 8/10/35 .... 442 3
a,b
7484428.SQ.FTS.B , 5 .189% , 8/11/35 .... 4,409 34
a,b
7483959.SQ.FTS.B , 5 .756% , 8/11/35 .... 2,817 11
a,b
7488673.SQ.FTS.B , 5 .581% , 8/13/35 .... 805 5
a,b
7489102.SQ.FTS.B , 5 .757% , 8/13/35 .... 1,307 7
a,b
7490203.SQ.FTS.B , 6 .424% , 8/13/35 .... 509 3
a,b
7500824.SQ.FTS.B , 6 .258% , 8/15/35 .... 27,055 95
a,b
7508686.SQ.FTS.B , 4 .934% , 8/16/35 .... 2,765 19
a,b
7508856.SQ.FTS.B , 4 .932% , 8/17/35 .... 3,854 24
a,b
7511303.SQ.FTS.B , 4 .939% , 8/19/35 .... 5,973 31
a,b
7511680.SQ.FTS.B , 5 .381% , 8/19/35 .... 5,184 21
a,b
7511795.SQ.FTS.B , 5 .761% , 8/19/35 .... 2,165 13
a,b
7514863.SQ.FTS.B , 4 .654% , 8/20/35 .... 9,340 42
a,b
7519968.SQ.FTS.B , 6 .415% , 8/21/35 .... 10,143 58
a,b
7533921.SQ.FTS.B , 5 .566% , 8/26/35 .... 9,844 106
a,b
7535779.SQ.FTS.B , 4 .653% , 8/27/35 .... 3,761 24
a,b
7537580.SQ.FTS.B , 4 .937% , 8/27/35 .... 25,953 230
a,b
7539738.SQ.FTS.B , 5 .566% , 8/27/35 .... 10,362 3,047
a,b
7542074.SQ.FTS.B , 4 .654% , 8/28/35 .... 5,237 44
a,b
7549987.SQ.FTS.B , 5 .732% , 8/29/35 .... 653 72
a,b
7552166.SQ.FTS.B , 5 .418% , 9/01/35 .... 717 4
a,b
7560015.SQ.FTS.B , 6 .262% , 9/04/35 .... 1,773 14
a,b
7573684.SQ.FTS.B , 4 .764% , 9/07/35 .... 481 3
a,b
7574028.SQ.FTS.B , 4 .934% , 9/07/35 .... 971 110
a,b
7573640.SQ.FTS.B , 4 .937% , 9/07/35 .... 3,544 20
a,b
7573480.SQ.FTS.B , 5 .571% , 9/07/35 .... 3,736 36
a,b
7573972.SQ.FTS.B , 6 .003% , 9/07/35 .... 4,128 1,444
a,b
7571507.SQ.FTS.B , 6 .169% , 9/07/35 .... 2,659 22
a,b
7578877.SQ.FTS.B , 4 .78% , 9/09/35 ..... 61 1
a,b
7580830.SQ.FTS.B , 5 .189% , 9/11/35 .... 4,100 559
a,b
7581869.SQ.FTS.B , 6 .01% , 9/11/35 ..... 1,493 9
a,b
7581762.SQ.FTS.B , 6 .253% , 9/11/35 .... 384 3
a,b
7586278.SQ.FTS.B , 4 .654% , 9/12/35 .... 8,025 70
a,b
7586914.SQ.FTS.B , 5 .375% , 9/12/35 .... 9,130 79
a,b
7590230.SQ.FTS.B , 5 .196% , 9/13/35 .... 855 88
a,b
7596084.SQ.FTS.B , 4 .94% , 9/14/35 ..... 7,942 72
a,b
7599917.SQ.FTS.B , 6 .447% , 9/15/35 .... 492 3
a,b
7600486.SQ.FTS.B , 4 .769% , 9/16/35 .... 645 3
a,b
7600104.SQ.FTS.B , 5 .752% , 9/16/35 .... 3,186 29
a,b
7601096.SQ.FTS.B , 5 .377% , 9/17/35 .... 12,879 107
a,b
7603430.SQ.FTS.B , 5 .38% , 9/18/35 ..... 4,283 45

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
7602494.SQ.FTS.B , 6 .255% , 9/18/35 .... $ 2,210 $ 9
a,b
7608442.SQ.FTS.B , 5 .565% , 9/19/35 .... 5,862 73
a,b
7617942.SQ.FTS.B , 5 .758% , 9/21/35 .... 2,823 28
a,b
7621404.SQ.FTS.B , 6 .413% , 9/23/35 .... 3,184 21
a,b
7623850.SQ.FTS.B , 5 .19% , 9/25/35 ..... 796 354
a,b
7623781.SQ.FTS.B , 5 .379% , 9/25/35 .... 1,952 19
a,b
7624159.SQ.FTS.B , 6 .261% , 9/25/35 .... 668 7
a,b
7629674.SQ.FTS.B , 5 .189% , 9/26/35 .... 7,987 76
a,b
7626558.SQ.FTS.B , 5 .564% , 9/26/35 .... 970 10
a,b
7629259.SQ.FTS.B , 5 .565% , 9/26/35 .... 2,930 21
a,b
7629134.SQ.FTS.B , 6 .413% , 9/26/35 .... 4,696 40
a,b
7630481.SQ.FTS.B , 5 .189% , 9/27/35 .... 11,930 78
a,b
7643054.SQ.FTS.B , 6 .165% , 9/29/35 .... 373 5
a,b
7639746.SQ.FTS.B , 6 .415% , 9/29/35 .... 63,645 437
a,b
7643615.SQ.FTS.B , 6 .134% , 9/30/35 .... 212 2
a,b
7648077.SQ.FTS.B , 4 .75% , 10/01/35 .... 6,098 75
a,b
7647696.SQ.FTS.B , 5 .441% , 10/01/35 ... 11,385 109
a,b
7654130.SQ.FTS.B , 6 .264% , 10/03/35 ... 310 94
a,b
7669547.SQ.FTS.B , 5 .432% , 10/07/35 ... 1,177 156
a,b
7674523.SQ.FTS.B , 6 .289% , 10/09/35 ... 6,179 693
a,b
7675618.SQ.FTS.B , 6 .415% , 10/09/35 ... 38,440 393
a,b
7679612.SQ.FTS.B , 5 .562% , 10/10/35 ... 2,603 287
a,b
7682366.SQ.FTS.B , 5 .376% , 10/11/35 ... 4,325 51
a,b
7684952.SQ.FTS.B , 5 .567% , 10/11/35 ... 799 298
a,b
7685699.SQ.FTS.B , 6 .305% , 10/11/35 ... 968 12
a,b
7686665.SQ.FTS.B , 5 .569% , 10/12/35 ... 2,104 27
a,b
7694250.SQ.FTS.B , 4 .749% , 10/15/35 ... 606 85
a,b
7693783.SQ.FTS.B , 5 .378% , 10/15/35 ... 11,907 158
a,b
7696123.SQ.FTS.B , 5 .912% , 10/16/35 ... 1,117 147
a,b
7696300.SQ.FTS.B , 5 .912% , 10/16/35 ... 5,166 59
a,b
7695636.SQ.FTS.B , 6 .27% , 10/16/35 .... 276 4
a,b
7703086.SQ.FTS.B , 5 .093% , 10/18/35 ... 1,487 21
a,b
7705651.SQ.FTS.B , 4 .654% , 10/19/35 ... 4,024 1,705
a,b
7714659.SQ.FTS.B , 5 .193% , 10/24/35 ... 5,959 81
a,b
7723470.SQ.FTS.B , 4 .78% , 10/25/35 .... 302 48
a,b
7725398.SQ.FTS.B , 5 .907% , 10/26/35 ... 3,637 48
a,b
7725775.SQ.FTS.B , 6 .163% , 10/26/35 ... 3,004 48
a,b
7729059.SQ.FTS.B , 6 .165% , 10/26/35 ... 13,362 160
a,b
7726167.SQ.FTS.B , 6 .289% , 10/26/35 ... 560 230
a,b
7735985.SQ.FTS.B , 6 .479% , 10/29/35 ... 2,176 19
a,b
7740921.SQ.FTS.B , 4 .779% , 10/30/35 ... 11,985 188
a,b
7738357.SQ.FTS.B , 5 .723% , 10/30/35 ... 36,237 530
a,b
7742677.SQ.FTS.B , 5 .094% , 11/01/35 ... 5,339 91
a,b
7745617.SQ.FTS.B , 5 .533% , 11/01/35 ... 930 441
a,b
7742967.SQ.FTS.B , 6 .293% , 11/01/35 ... 1,098 481
a,b
7751779.SQ.FTS.B , 5 .105% , 11/02/35 ... 894 13
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
7755332.SQ.FTS.B , 5 .357% , 11/03/35 ... $ 208 $ 93
a,b
7755761.SQ.FTS.B , 5 .723% , 11/03/35 ... 8,935 130
a,b
7756617.SQ.FTS.B , 5 .725% , 11/03/35 ... 590 100
a,b
7763863.SQ.FTS.B , 4 .783% , 11/06/35 ... 361 4
a,b
7764093.SQ.FTS.B , 4 .767% , 11/07/35 ... 1,341 10
a,b
7765591.SQ.FTS.B , 6 .162% , 11/07/35 ... 3,033 83
a,b
7769643.SQ.FTS.B , 6 .178% , 11/08/35 ... 1,249 14
a,b
7768040.SQ.FTS.B , 6 .293% , 11/08/35 ... 1,043 16
a,b
7781183.SQ.FTS.B , 6 .289% , 11/10/35 ... 5,882 2,733
a,b
7779968.SQ.FTS.B , 6 .479% , 11/10/35 ... 604 72
a,b
7781843.SQ.FTS.B , 6 .164% , 11/11/35 ... 675 10
a,b
7782479.SQ.FTS.B , 6 .272% , 11/11/35 ... 1,198 16
a,b
7782836.SQ.FTS.B , 6 .302% , 11/12/35 ... 1,154 8
a,b
7786042.SQ.FTS.B , 6 .167% , 11/13/35 ... 7,212 63
a,b
7791025.SQ.FTS.B , 4 .783% , 11/14/35 ... 6,835 550
a,b
7790524.SQ.FTS.B , 6 .16% , 11/14/35 .... 2,565 22
a,b
7794575.SQ.FTS.B , 4 .78% , 11/15/35 .... 17,650 342
a,b
7791568.SQ.FTS.B , 5 .537% , 11/15/35 ... 2,384 32
a,b
7791405.SQ.FTS.B , 6 .16% , 11/15/35 .... 6,235 53
a,b
7794434.SQ.FTS.B , 6 .169% , 11/15/35 ... 6,526 46
a,b
7794291.SQ.FTS.B , 6 .173% , 11/15/35 ... 1,915 32
a,b
7805584.SQ.FTS.B , 5 .536% , 11/19/35 ... 962 488
a,b
7808746.SQ.FTS.B , 5 .346% , 11/20/35 ... 13,544 281
a,b
7812943.SQ.FTS.B , 4 .765% , 11/21/35 ... 1,044 102
a,b
7811957.SQ.FTS.B , 6 .287% , 11/21/35 ... 4,258 57
a,b
7812879.SQ.FTS.B , 6 .48% , 11/21/35 .... 2,192 39
a,b
7816821.SQ.FTS.B , 4 .749% , 11/22/35 ... 3,477 313
a,b
7815015.SQ.FTS.B , 5 .719% , 11/22/35 ... 3,550 63
a,b
7813617.SQ.FTS.B , 5 .91% , 11/22/35 .... 9,140 85
a,b
7822474.SQ.FTS.B , 4 .781% , 11/23/35 ... 1,268 729
a,b
7826745.SQ.FTS.B , 5 .094% , 11/24/35 ... 2,944 1,779
a,b
7829173.SQ.FTS.B , 5 .912% , 11/24/35 ... 5,086 89
a,b
7830023.SQ.FTS.B , 4 .78% , 11/25/35 .... 11,412 248
a,b
7830496.SQ.FTS.B , 6 .302% , 11/26/35 ... 104 57
a,b
7831708.SQ.FTS.B , 5 .535% , 11/27/35 ... 2,942 28
a,b
7835424.SQ.FTS.B , 4 .749% , 11/28/35 ... 17,516 146
a,b
7836267.SQ.FTS.B , 6 .475% , 11/28/35 ... 590 11
a,b
7840090.SQ.FTS.B , 4 .75% , 11/29/35 .... 1,654 18
a,b
7836996.SQ.FTS.B , 5 .912% , 11/29/35 ... 1,538 821
a,b
7846633.SQ.FTS.B , 4 .75% , 11/30/35 .... 5,174 84
a,b
7848953.SQ.FTS.B , 5 .723% , 11/30/35 ... 16,191 247
a,b
7847801.SQ.FTS.B , 5 .905% , 11/30/35 ... 160 90
a,b
7844476.SQ.FTS.B , 6 .476% , 11/30/35 ... 2,233 1,365
a
7850420.SQ.FTS.B , 5 .91% , 12/01/35 .... 290 162
a
7851585.SQ.FTS.B , 5 .915% , 12/02/35 ... 244 107
a,b
7856432.SQ.FTS.B , 4 .776% , 12/03/35 ... 2,360 1,280

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
7854215.SQ.FTS.B , 6 .167% , 12/03/35 ... $ 1,540 $ 17
a,b
7858606.SQ.FTS.B , 5 .094% , 12/04/35 ... 11,300 192
a,b
7858486.SQ.FTS.B , 5 .954% , 12/04/35 ... 814 7
a
7869186.SQ.FTS.B , 4 .772% , 12/06/35 ... 692 387
a,b
7867381.SQ.FTS.B , 6 .163% , 12/06/35 ... 10,339 170
a,b
7869657.SQ.FTS.B , 6 .168% , 12/06/35 ... 1,298 26
a
7872677.SQ.FTS.B , 5 .094% , 12/07/35 ... 10,160 1,677
a,b
7874634.SQ.FTS.B , 5 .103% , 12/08/35 ... 972 20
a,b
7874816.SQ.FTS.B , 5 .921% , 12/08/35 ... 1,135 181
a
7875298.SQ.FTS.B , 6 .287% , 12/09/35 ... 1,576 310
a,b
7876499.SQ.FTS.B , 4 .762% , 12/10/35 ... 600 17
a
7876109.SQ.FTS.B , 5 .344% , 12/10/35 ... 364 210
a,b
7883146.SQ.FTS.B , 4 .747% , 12/11/35 ... 7,837 85
a,b
7880155.SQ.FTS.B , 6 .164% , 12/11/35 ... 1,351 21
a,b
7886840.SQ.FTS.B , 4 .747% , 12/12/35 ... 511 5
a,b
7885173.SQ.FTS.B , 5 .433% , 12/12/35 ... 636 14
a,b
7886251.SQ.FTS.B , 5 .912% , 12/12/35 ... 10,832 1,987
a
7885639.SQ.FTS.B , 6 .163% , 12/12/35 ... 3,984 753
a,b
7889998.SQ.FTS.B , 4 .78% , 12/13/35 .... 4,101 73
a
7890338.SQ.FTS.B , 5 .094% , 12/13/35 ... 86 57
a
7894822.SQ.FTS.B , 5 .912% , 12/14/35 ... 686 407
a,b
7895307.SQ.FTS.B , 6 .289% , 12/14/35 ... 20,016 223
a,b
7898689.SQ.FTS.B , 5 .346% , 12/15/35 ... 7,435 4,702
a
7898977.SQ.FTS.B , 5 .914% , 12/15/35 ... 669 392
a,b
7899279.SQ.FTS.B , 6 .156% , 12/15/35 ... 1,617 30
a,b
7900211.SQ.FTS.B , 4 .745% , 12/16/35 ... 1,260 15
a
7899843.SQ.FTS.B , 5 .914% , 12/16/35 ... 341 200
a
7901651.SQ.FTS.B , 4 .78% , 12/17/35 .... 1,160 311
a,b
7902820.SQ.FTS.B , 5 .344% , 12/17/35 ... 118 65
a
7910935.SQ.FTS.B , 4 .782% , 12/19/35 ... 167 113
a,b
7910537.SQ.FTS.B , 5 .346% , 12/19/35 ... 16,066 227
a,b
7914153.SQ.FTS.B , 5 .348% , 12/20/35 ... 5,956 67
a,b
7913994.SQ.FTS.B , 6 .177% , 12/20/35 ... 1,646 19
a,b
7915978.SQ.FTS.B , 5 .094% , 12/21/35 ... 36,680 673
a
7919163.SQ.FTS.B , 5 .102% , 12/22/35 ... 633 374
a,b
7919471.SQ.FTS.B , 5 .912% , 12/22/35 ... 5,680 1,769
a
7921307.SQ.FTS.B , 4 .78% , 12/24/35 .... 281 193
a
7923129.SQ.FTS.B , 4 .781% , 12/24/35 ... 6,985 2,256
a,b
7926597.SQ.FTS.B , 5 .911% , 12/25/35 ... 3,105 61
a
7930175.SQ.FTS.B , 5 .105% , 12/26/35 ... 788 509
a
7931961.SQ.FTS.B , 5 .439% , 12/26/35 ... 4,203 1,951
a,b
7929420.SQ.FTS.B , 6 .281% , 12/26/35 ... 2,513 49
a,b
7935066.SQ.FTS.B , 4 .725% , 12/27/35 ... 208 3
a,b
7935729.SQ.FTS.B , 6 .153% , 12/27/35 ... 1,923 24
a,b
7939914.SQ.FTS.B , 5 .534% , 12/28/35 ... 7,671 202
a,b
7942180.SQ.FTS.B , 4 .757% , 12/29/35 ... 2,229 29
Description
Principal
Amount Value
Block, Inc. (continued)
a,b
7942057.SQ.FTS.B , 5 .904% , 12/29/35 ... $ 3,066 $ 39
a,b
7944955.SQ.FTS.B , 5 .093% , 1/01/36 .... 24,782 458
a
7950936.SQ.FTS.B , 5 .347% , 1/02/36 .... 3,313 2,295
a,b
7951446.SQ.FTS.B , 5 .719% , 1/02/36 .... 3,188 72
a,b
7950515.SQ.FTS.B , 5 .911% , 1/02/36 .... 1,304 14
a
7960559.SQ.FTS.B , 5 .912% , 1/05/36 .... 1,455 833
a,b
7962505.SQ.FTS.B , 6 .163% , 1/05/36 .... 20,002 272
a
7963762.SQ.FTS.B , 5 .346% , 1/06/36 .... 5,328 3,711
a,b
7964764.SQ.FTS.B , 4 .759% , 1/07/36 .... 1,606 34
a,b
7968350.SQ.FTS.B , 4 .746% , 1/08/36 .... 1,919 30
a
7965591.SQ.FTS.B , 5 .535% , 1/08/36 .... 1,214 838
a
7967330.SQ.FTS.B , 6 .172% , 1/08/36 .... 727 444
a,b
7971372.SQ.FTS.B , 4 .748% , 1/09/36 .... 1,085 25
a
7969237.SQ.FTS.B , 5 .097% , 1/09/36 .... 667 442
a,b
7970839.SQ.FTS.B , 5 .718% , 1/09/36 .... 2,717 1,052
a,b
7978500.SQ.FTS.B , 4 .766% , 1/11/36 .... 771 287
a,b
7977115.SQ.FTS.B , 5 .436% , 1/11/36 .... 1,089 18
a
7980752.SQ.FTS.B , 5 .912% , 1/11/36 .... 418 250
a,b
7983953.SQ.FTS.B , 5 .723% , 1/12/36 .... 6,777 2,778
a
7984687.SQ.FTS.B , 4 .721% , 1/13/36 .... 137 60
a,b
7984842.SQ.FTS.B , 4 .741% , 1/13/36 .... 3,159 36
a,b
7984169.SQ.FTS.B , 6 .164% , 1/13/36 .... 24,072 563
a
7987316.SQ.FTS.B , 5 .093% , 1/15/36 .... 2,925 2,040
a
7986712.SQ.FTS.B , 6 .165% , 1/15/36 .... 1,824 1,052
a,b
7990281.SQ.FTS.B , 6 .165% , 1/16/36 .... 9,974 164
a
7994628.SQ.FTS.B , 4 .78% , 1/17/36 ..... 1,318 961
a,b
7993294.SQ.FTS.B , 6 .151% , 1/17/36 .... 1,119 19
a,b
8000517.SQ.FTS.B , 6 .284% , 1/17/36 .... 1,021 27
a,b
7997671.SQ.FTS.B , 6 .289% , 1/17/36 .... 580 359
a
8003744.SQ.FTS.B , 5 .522% , 1/18/36 .... 565 314
a,b
8004096.SQ.FTS.B , 6 .163% , 1/18/36 .... 67,437 1,093
a,b
8008266.SQ.FTS.B , 4 .722% , 1/19/36 .... 232 6
a,b
8008601.SQ.FTS.B , 4 .78% , 1/19/36 ..... 6,115 202
a
8009685.SQ.FTS.B , 5 .346% , 1/19/36 .... 623 424
a
8008734.SQ.FTS.B , 5 .535% , 1/19/36 .... 2,596 1,580
a,b
8010295.SQ.FTS.B , 5 .911% , 1/20/36 .... 13,906 181
a
8010141.SQ.FTS.B , 6 .174% , 1/20/36 .... 268 187
a
8010733.SQ.FTS.B , 4 .759% , 1/21/36 .... 327 164
a
8010866.SQ.FTS.B , 5 .547% , 1/21/36 .... 528 242
a
8014533.SQ.FTS.B , 5 .347% , 1/22/36 .... 152 94
a,b
8012825.SQ.FTS.B , 5 .906% , 1/22/36 .... 785 336
a
8015166.SQ.FTS.B , 6 .158% , 1/22/36 .... 810 450
a
8016257.SQ.FTS.B , 5 .095% , 1/23/36 .... 1,585 995
a
8016630.SQ.FTS.B , 6 .465% , 1/23/36 .... 213 89
a,b
8016541.SQ.FTS.B , 6 .477% , 1/23/36 .... 4,399 114
a,b
8021419.SQ.FTS.B , 4 .759% , 1/24/36 .... 1,975 32

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a,b
8021596.SQ.FTS.B , 5 .093% , 1/24/36 .... $ 2,023 $ 98
a
8021477.SQ.FTS.B , 6 .142% , 1/24/36 .... 468 278
a,b
8020710.SQ.FTS.B , 6 .162% , 1/24/36 .... 5,242 95
a,b
8021730.SQ.FTS.B , 6 .478% , 1/24/36 .... 10,299 270
a
8025631.SQ.FTS.B , 4 .717% , 1/25/36 .... 66 28
a,b
8025995.SQ.FTS.B , 5 .422% , 1/25/36 .... 943 20
a
8027367.SQ.FTS.B , 6 .164% , 1/25/36 .... 291 124
a
8031599.SQ.FTS.B , 5 .346% , 1/27/36 .... 872 549
a,b
8031473.SQ.FTS.B , 5 .445% , 1/27/36 .... 3,422 83
a
8032057.SQ.FTS.B , 5 .912% , 1/27/36 .... 256 157
a
8035724.SQ.FTS.B , 5 .724% , 1/29/36 .... 630 370
a
8040547.SQ.FTS.B , 5 .351% , 1/30/36 .... 1,542 1,077
a,b
8038659.SQ.FTS.B , 5 .535% , 1/30/36 .... 532 303
a,b
8037317.SQ.FTS.B , 6 .165% , 1/30/36 .... 1,336 815
a,b
8048220.SQ.FTS.B , 4 .78% , 2/01/36 ..... 618 373
a
8050429.SQ.FTS.B , 4 .78% , 2/01/36 ..... 786 578
a,b
8051888.SQ.FTS.B , 4 .744% , 2/02/36 .... 1,531 28
a,b
8052271.SQ.FTS.B , 6 .163% , 2/02/36 .... 669 20
a,b
8050565.SQ.FTS.B , 6 .164% , 2/02/36 .... 6,532 123
a
8054476.SQ.FTS.B , 5 .094% , 2/03/36 .... 616 470
a
8055348.SQ.FTS.B , 5 .535% , 2/04/36 .... 12,954 6,786
a,b
8056576.SQ.FTS.B , 6 .477% , 2/05/36 .... 669 19
a
8066050.SQ.FTS.B , 5 .534% , 2/07/36 .... 1,373 767
a
8072491.SQ.FTS.B , 4 .78% , 2/08/36 ..... 10,729 6,370
a
8070664.SQ.FTS.B , 4 .803% , 2/08/36 .... 523 383
a
8071458.SQ.FTS.B , 5 .433% , 2/08/36 .... 64 26
a
8070315.SQ.FTS.B , 5 .902% , 2/08/36 .... 420 263
a
8070499.SQ.FTS.B , 6 .289% , 2/08/36 .... 660 321
a
8074535.SQ.FTS.B , 4 .78% , 2/09/36 ..... 19,807 12,540
a
8074449.SQ.FTS.B , 5 .916% , 2/09/36 .... 275 172
a,b
8073409.SQ.FTS.B , 6 .296% , 2/09/36 .... 1,109 20
a,b
8076636.SQ.FTS.B , 4 .776% , 2/10/36 .... 547 9
a
8076650.SQ.FTS.B , 5 .094% , 2/10/36 .... 4,501 2,957
a
8080348.SQ.FTS.B , 4 .78% , 2/12/36 ..... 310 267
a
8083196.SQ.FTS.B , 5 .347% , 2/13/36 .... 5,067 3,230
a
8083106.SQ.FTS.B , 5 .35% , 2/13/36 ..... 846 547
a
8085601.SQ.FTS.B , 4 .782% , 2/14/36 .... 6,595 4,180
a,b
8085032.SQ.FTS.B , 6 .48% , 2/14/36 ..... 9,808 242
a
8091464.SQ.FTS.B , 5 .092% , 2/15/36 .... 1,718 1,400
a
8097211.SQ.FTS.B , 5 .909% , 2/17/36 .... 2,015 1,185
a
8098680.SQ.FTS.B , 5 .095% , 2/18/36 .... 10,394 6,972
a
8098527.SQ.FTS.B , 5 .72% , 2/18/36 ..... 1,723 1,118
a
8100592.SQ.FTS.B , 5 .912% , 2/19/36 .... 11,540 5,567
a
8099364.SQ.FTS.B , 5 .917% , 2/19/36 .... 1,283 849
a,b
8104579.SQ.FTS.B , 6 .474% , 2/20/36 .... 2,671 45
a,b
8113190.SQ.FTS.B , 6 .543% , 2/22/36 .... 2,143 95
Description
Principal
Amount Value
Block, Inc. (continued)
a
8117156.SQ.FTS.B , 6 .152% , 2/23/36 .... $ 12,231 $ 6,423
a
8119065.SQ.FTS.B , 6 .155% , 2/24/36 .... 3,355 1,347
a
8119612.SQ.FTS.B , 5 .102% , 2/25/36 .... 394 336
a
8122481.SQ.FTS.B , 4 .78% , 2/26/36 ..... 12,832 9,703
a,b
8125247.SQ.FTS.B , 4 .749% , 2/27/36 .... 2,612 76
a,b
8124817.SQ.FTS.B , 5 .644% , 2/27/36 .... 1,528 35
a
8137603.SQ.FTS.B , 4 .782% , 2/28/36 .... 4,026 3,037
a
8137228.SQ.FTS.B , 5 .668% , 2/28/36 .... 1,307 881
a
8139332.SQ.FTS.B , 6 .318% , 2/28/36 .... 322 155
a,b
8139400.SQ.FTS.B , 6 .423% , 2/28/36 .... 564 16
1,521,491
Freedom Financial Asset Management LLC
APP-12050179.FP.FTS.B , 16 .49% , 3/07/26 650 651
APP-12139578.FP.FTS.B , 15 .24% , 3/24/26 349 350
APP-12414582.FP.FTS.B , 18 .49% , 3/28/26 1,553 1,577
APP-12199831.FP.FTS.B , 16 .99% , 5/22/26 1,934 1,966
APP-14891119.FP.FTS.B , 18 .74% , 7/24/26 7,655 7,823
APP-15053612.FP.FTS.B , 13 .99% , 7/26/26 1,436 1,447
APP-15053337.FP.FTS.B , 17 .99% , 7/26/26 1,836 1,886
APP-16637564.FP.FTS.B , 15 .99% , 9/03/26 1,607 1,621
APP-16719236.FP.FTS.B , 10 .49% , 9/04/26 3,114 3,138
APP-16630984.FP.FTS.B , 14 .49% , 9/12/26 2,866 2,899
APP-16335651.FP.FTS.B , 14 .49% , 9/15/26 3,253 3,284
APP-17464221.FP.FTS.B , 16 .74% , 9/15/26 2,296 2,341
APP-16710569.FP.FTS.B , 15 .49% , 9/16/26 4,877 4,925
APP-17279512.FP.FTS.B , 16 .74% , 9/22/26 2,942 3,015
APP-17112272.FP.FTS.B , 14 .24% , 9/25/26 3,631 3,660
APP-16676602.FP.FTS.B , 11 .24% , 11/05/26 2,160 2,170
APP-11381442.FP.FTS.B , 20 .49% , 11/26/26 5,865 6,063
APP-11579549.FP.FTS.B , 13 .49% ,
12/15/26 .......................... 10,907 11,028
APP-11022370.FP.FTS.B , 16 .49% ,
12/20/26 .......................... 2,153 2,175
APP-11740523.FP.FTS.B , 10 .99% ,
12/21/26 .......................... 5,563 5,622
APP-11723942.FP.FTS.B , 19 .49% ,
12/21/26 .......................... 14,161 14,664
APP-12116526.FP.FTS.B , 18 .99% , 1/05/27 3,907 3,992
APP-11410185.FP.FTS.B , 22 .49% , 1/10/27 8,686 9,015
APP-11946615.FP.FTS.B , 16 .49% , 1/11/27 5,541 5,618
APP-12032875.FP.FTS.B , 11 .24% , 1/16/27 6,151 6,223
APP-11694985.FP.FTS.B , 12 .99% , 1/21/27 3,567 3,613
APP-12169743.FP.FTS.B , 24 .24% , 1/22/27 9,024 9,410
APP-12186510.FP.FTS.B , 9 .74% , 1/23/27 . 10,726 10,850
APP-11595106.FP.FTS.B , 13 .49% , 1/26/27 3,393 3,438
APP-11595260.FP.FTS.B , 18 .99% , 1/30/27 1,273 1,273
APP-11694211.FP.FTS.B , 11 .99% , 2/04/27 13,387 13,584
APP-11724908.FP.FTS.B , 12 .74% , 2/04/27 8,317 8,385
APP-11709701.FP.FTS.B , 16 .49% , 2/04/27 3,651 3,693
APP-11725393.FP.FTS.B , 17 .99% , 2/04/27 14,480 14,851
APP-11694359.FP.FTS.B , 19 .99% , 2/04/27 563 567
APP-11660434.FP.FTS.B , 20 .49% , 2/04/27 9,269 9,626
APP-11694079.FP.FTS.B , 10 .99% , 2/05/27 5,431 5,483
APP-11722179.FP.FTS.B , 11 .99% , 2/05/27 7,212 7,284

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC
(continued)
APP-11742867.FP.FTS.B , 23 .24% , 2/05/27 $ 6,443 $ 6,692
APP-12337990.FP.FTS.B , 16 .49% , 2/07/27 2,345 2,371
APP-11738196.FP.FTS.B , 21 .99% , 2/15/27 3,586 3,708
APP-12029572.FP.FTS.B , 16 .99% , 2/24/27 1,811 1,831
APP-12050224.FP.FTS.B , 11 .74% , 3/01/27 11,516 11,628
APP-12168636.FP.FTS.B , 13 .24% , 3/01/27 5,522 5,583
APP-12158633.FP.FTS.B , 23 .24% , 3/02/27 6,707 6,944
APP-12050159.FP.FTS.B , 13 .24% , 3/07/27 9,695 9,814
APP-12105970.FP.FTS.B , 10 .99% , 3/08/27 5,644 5,701
APP-12155604.FP.FTS.B , 11 .24% , 3/08/27 1,805 1,810
APP-12097459.FP.FTS.B , 13 .24% , 3/08/27 7,157 7,247
APP-12106008.FP.FTS.B , 13 .49% , 3/08/27 4,505 4,561
APP-12432804.FP.FTS.B , 13 .24% , 3/09/27 10,121 10,237
APP-11508449.FP.FTS.B , 8 .49% , 3/10/27 . 7,900 7,979
APP-12203395.FP.FTS.B , 22 .49% , 3/10/27 4,145 2,617
APP-12210087.FP.FTS.B , 18 .74% , 3/11/27 14,553 14,962
APP-12071137.FP.FTS.B , 19 .99% , 3/11/27 8,801 9,092
APP-12460903.FP.FTS.B , 10 .99% , 3/15/27 10,707 10,824
APP-12467297.FP.FTS.B , 13 .24% , 3/15/27 8,705 8,814
APP-12418630.FP.FTS.B , 17 .99% , 3/18/27 6,221 6,423
APP-12463831.FP.FTS.B , 19 .99% , 3/18/27 2,868 2,952
APP-12380981.FP.FTS.B , 13 .74% , 3/20/27 2,762 2,792
APP-12230901.FP.FTS.B , 20 .24% , 3/20/27 14,591 15,088
APP-12424835.FP.FTS.B , 23 .99% , 3/20/27 11,235 11,764
APP-12459776.FP.FTS.B , 10 .99% , 3/21/27 9,150 9,261
APP-12287335.FP.FTS.B , 13 .24% , 3/21/27 6,469 6,572
APP-12345261.FP.FTS.B , 15 .49% , 3/22/27 7,278 7,491
APP-12270745.FP.FTS.B , 17 .74% , 3/23/27 11,499 11,911
APP-12429877.FP.FTS.B , 19 .74% , 3/23/27 10,508 10,903
APP-12107351.FP.FTS.B , 16 .49% , 3/24/27 7,178 7,424
APP-12468743.FP.FTS.B , 18 .24% , 3/24/27 1,983 1,977
APP-11872544.FP.FTS.B , 19 .99% , 3/25/27 4,891 1,846
APP-12408935.FP.FTS.B , 19 .99% , 4/17/27 204 202
APP-11397497.FP.FTS.B , 11 .99% , 4/19/27 7,500 7,601
APP-12345892.FP.FTS.B , 13 .49% , 4/22/27 3,664 3,705
APP-12033253.FP.FTS.B , 17 .99% , 4/24/27 4,975 5,195
APP-12133804.FP.FTS.B , 10 .99% , 4/30/27 7,223 7,326
APP-12468566.FP.FTS.B , 19 .74% , 6/25/27 14,966 15,640
APP-15007182.FP.FTS.B , 16 .99% , 7/11/27 4,272 4,342
APP-15105817.FP.FTS.B , 11 .74% , 7/15/27 7,608 7,703
APP-15103060.FP.FTS.B , 19 .99% , 7/15/27 6,183 6,379
APP-16662334.FP.FTS.B , 15 .24% , 7/26/27 9,852 10,008
APP-15066733.FP.FTS.B , 18 .99% , 7/26/27 5,604 5,873
APP-15116487.FP.FTS.B , 21 .49% , 7/28/27 7,111 7,469
APP-16465567.FP.FTS.B , 15 .49% , 7/30/27 6,028 6,130
b
APP-11709913.FP.FTS.B , 21 .49% , 7/30/27 30,548 3,382
APP-16640475.FP.FTS.B , 12 .74% , 8/02/27 6,931 7,014
APP-12159801.FP.FTS.B , 16 .99% , 8/15/27 10,611 10,960
APP-15106325.FP.FTS.B , 23 .24% , 8/28/27 1,347 1,338
APP-16632155.FP.FTS.B , 11 .49% , 9/01/27 6,656 6,736
APP-16448250.FP.FTS.B , 13 .49% , 9/01/27 2,741 2,779
APP-16676570.FP.FTS.B , 15 .24% , 9/01/27 8,397 8,624
APP-12175594.FP.FTS.B , 18 .99% , 9/01/27 2,394 2,411
APP-16852920.FP.FTS.B , 10 .99% , 9/04/27 14,701 14,885
APP-16640455.FP.FTS.B , 10 .99% , 9/05/27 8,525 8,631
APP-15052242.FP.FTS.B , 11 .74% , 9/13/27 19,666 20,039
APP-17458875.FP.FTS.B , 16 .49% , 9/13/27 2,039 2,065
Description
Principal
Amount Value
Freedom Financial Asset Management LLC
(continued)
APP-16687847.FP.FTS.B , 9 .49% , 9/15/27 . $ 7,481 $ 7,589
APP-17011228.FP.FTS.B , 14 .74% , 9/15/27 20,538 20,890
b
APP-17497296.FP.FTS.B , 17 .74% , 9/23/27 6,466 1,378
APP-17490395.FP.FTS.B , 15 .24% , 9/26/27 13,523 13,769
APP-17504832.FP.FTS.B , 13 .74% , 9/27/27 2,598 2,611
APP-12176796.FP.FTS.B , 8 .99% , 10/25/27 3,775 3,800
APP-16627732.FP.FTS.B , 12 .99% ,
10/25/27 .......................... 11,348 11,546
APP-16800634.FP.FTS.B , 15 .99% ,
10/28/27 .......................... 23,057 7,433
673,482
LendingClub Corp. - LCX
162966512.LC.FTS.B , 11 .02% , 4/12/35 ... 1,778
–
LendingClub Corp. - LCX PM
172665217.LC.FTS.B , 15 .4% , 12/04/35 ... 1,354 1,351
173203429.LC.FTS.B , 15 .4% , 2/02/36 ... 250 250
1,601
Prosper Funding LLC
1592846.PS.FTS.B , 15 .9% , 7/23/26 ..... 1,121 1,137
1599440.PS.FTS.B , 26 .4% , 8/05/26 ..... 417 425
1600466.PS.FTS.B , 18 .73% , 8/06/26 .... 2,557 2,581
1603759.PS.FTS.B , 20 .59% , 8/06/26 .... 1,763 1,782
1611384.PS.FTS.B , 13 .88% , 8/09/26 .... 1,556 1,556
1611390.PS.FTS.B , 22 .8% , 8/09/26 ..... 84 84
1611810.PS.FTS.B , 13% , 8/10/26 ....... 383 383
1606042.PS.FTS.B , 14 .74% , 8/10/26 .... 3,571 2,288
1611807.PS.FTS.B , 19 .33% , 8/10/26 .... 2,612 2,646
1612149.PS.FTS.B , 20 .7% , 8/10/26 ..... 1,096 1,110
1612140.PS.FTS.B , 23 .74% , 8/10/26 .... 1,212 1,227
1603532.PS.FTS.B , 20 .5% , 8/12/26 ..... 1,915 1,943
1611322.PS.FTS.B , 12 .5% , 8/19/26 ..... 5,303 5,312
1618149.PS.FTS.B , 13 .7% , 8/19/26 ..... 1,595 1,599
1615738.PS.FTS.B , 13 .3% , 8/27/26 ..... 615 618
1611798.PS.FTS.B , 25 .74% , 9/01/26 .... 2,472 2,540
1625300.PS.FTS.B , 11 .79% , 9/23/26 .... 1,187 1,190
1631647.PS.FTS.B , 12 .7% , 9/28/26 ..... 2,727 2,739
1638105.PS.FTS.B , 13 .4% , 9/28/26 ..... 1,271 1,276
1648282.PS.FTS.B , 14% , 10/26/26 ...... 2,971 3,018
1645223.PS.FTS.B , 10 .5% , 10/27/26 .... 1,669 1,675
1648588.PS.FTS.B , 14 .39% , 10/27/26 ... 2,992 3,040
1646309.PS.FTS.B , 9 .62% , 10/28/26 .... 3,133 3,145
1646072.PS.FTS.B , 28 .23% , 10/28/26 ... 2,948 3,061
1647161.PS.FTS.B , 10 .5% , 10/29/26 .... 1,436 1,455
1646819.PS.FTS.B , 11 .2% , 10/29/26 .... 831 843
1650901.PS.FTS.B , 11 .2% , 10/29/26 .... 3,220 3,265
1489833.PS.FTS.B , 16 .99% , 10/30/26 ... 1,942 1,950
1649809.PS.FTS.B , 11 .1% , 10/31/26 .... 1,709 1,713
1656183.PS.FTS.B , 14 .38% , 10/31/26 ... 1,665 1,671
1650023.PS.FTS.B , 14 .79% , 11/04/26 .... 2,436 2,441
1649791.PS.FTS.B , 15 .1% , 11/05/26 .... 5,616 5,705
1651754.PS.FTS.B , 10 .5% , 11/08/26 .... 4,099 4,101
1658080.PS.FTS.B , 14 .63% , 11/08/26 .... 2,972 3,000
1652300.PS.FTS.B , 21 .18% , 11/08/26 .... 2,312 2,325
1666449.PS.FTS.B , 14 .6% , 11/09/26 .... 2,538 2,569

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1658839.PS.FTS.B , 14 .68% , 11/09/26 .... $ 3,316 $ 3,318
1658842.PS.FTS.B , 17% , 11/09/26 ...... 2,910 2,951
1659079.PS.FTS.B , 19% , 11/09/26 ...... 1,429 1,452
1667757.PS.FTS.B , 18 .25% , 11/12/26 .... 3,056 3,111
1661797.PS.FTS.B , 21% , 11/15/26 ...... 556 576
1664327.PS.FTS.B , 13 .5% , 11/30/26 .... 1,060 1,078
1687146.PS.FTS.B , 11 .43% , 12/16/26 .... 2,742 2,744
1680241.PS.FTS.B , 14 .38% , 12/16/26 ... 6,010 6,022
1680301.PS.FTS.B , 18 .5% , 12/16/26 .... 1,291 1,314
1675265.PS.FTS.B , 10 .5% , 12/20/26 .... 5,166 5,175
1688964.PS.FTS.B , 13 .93% , 12/21/26 ... 4,186 1,083
1689036.PS.FTS.B , 14 .6% , 12/21/26 .... 5,024 5,089
1676534.PS.FTS.B , 15 .29% , 12/21/26 ... 3,472 3,513
1676819.PS.FTS.B , 14 .68% , 12/22/26 ... 7,745 7,762
1680116.PS.FTS.B , 14% , 12/29/26 ...... 7,002 7,200
1690116.PS.FTS.B , 23 .11% , 12/31/26 .... 4,572 4,764
1694572.PS.FTS.B , 11 .6% , 1/13/27 ..... 5,418 5,424
1694605.PS.FTS.B , 15 .2% , 1/13/27 ..... 555 561
b
1694593.PS.FTS.B , 23 .4% , 1/13/27 ..... 5,967 –
1702152.PS.FTS.B , 12 .87% , 1/14/27 .... 1,525 1,527
1688534.PS.FTS.B , 12 .9% , 1/16/27 ..... 2,380 2,374
1704984.PS.FTS.B , 10 .29% , 1/19/27 .... 3,157 3,165
1698709.PS.FTS.B , 15 .2% , 1/20/27 ..... 3,964 4,019
1674146.PS.FTS.B , 18 .78% , 1/20/27 .... 3,059 3,116
1721439.PS.FTS.B , 12% , 2/15/27 ....... 866 745
1708901.PS.FTS.B , 18 .33% , 2/15/27 .... 5,972 6,096
1720974.PS.FTS.B , 18 .4% , 2/15/27 ..... 5,906 6,016
1709498.PS.FTS.B , 25 .9% , 2/16/27 ..... 3,339 3,475
1708466.PS.FTS.B , 18 .6% , 2/22/27 ..... 1,961 1,997
1719415.PS.FTS.B , 10 .8% , 2/23/27 ..... 3,142 3,152
1722171.PS.FTS.B , 18 .78% , 3/14/27 .... 2,574 2,623
1709507.PS.FTS.B , 13 .5% , 3/15/27 ..... 2,398 2,414
1739157.PS.FTS.B , 11 .5% , 3/18/27 ..... 11,614 9,943
1749006.PS.FTS.B , 19 .53% , 3/31/27 .... 3,827 3,866
1749429.PS.FTS.B , 25 .9% , 4/01/27 ..... 2,295 2,364
b
1603750.PS.FTS.B , 15 .9% , 5/20/27 ..... 3,170 403
b
1708907.PS.FTS.B , 18 .13% , 11/20/27 .... 10,300 1,391
b
1682455.PS.FTS.B , 11 .43% , 11/21/27 .... 17,002 1,083
b
1689368.PS.FTS.B , 16 .2% , 1/14/35 ..... 354 –
200,319
Upgrade, Inc.
b
24468287.UG.FTS.B , Zero Cpn , 11/26/29 . 17,864
1,374
Upgrade, Inc. - Card
991695320.UG.FTS.B , 29 .49% , 3/05/26 .. 12 13
b
991738330.UG.FTS.B , 29 .49% , 4/21/26 .. 9 1
991721350.UG.FTS.B , 29 .49% , 5/16/26 .. 542 560
991762816.UG.FTS.B , 29 .49% , 6/20/26 .. 35 30
b
991771961.UG.FTS.B , 29 .49% , 8/07/26 .. 87 –
991545568.UG.FTS.B , 29 .49% , 8/16/26 .. 508 531
991693967.UG.FTS.B , 19 .99% , 9/05/26 .. 80 26
991573331.UG.FTS.B , 29 .49% , 9/17/26 .. 94 98
991645022.UG.FTS.B , 29 .49% , 10/21/26 . 37 32
991579043.UG.FTS.B , 19 .99% , 11/17/26 . 1,299 1,325
991658250.UG.FTS.B , 16 .99% , 1/20/27 .. 144 145
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991721939.UG.FTS.B , 16 .99% , 2/02/27 .. $ 414 $ 428
991894965.UG.FTS.B , 16 .99% , 2/03/27 .. 1,742 1,797
991693097.UG.FTS.B , 26 .94% , 5/20/27 .. 317 5
991664785.UG.FTS.B , 18 .98% , 5/26/27 .. 155 163
991663324.UG.FTS.B , 22 .36% , 5/29/27 .. 46 47
991727635.UG.FTS.B , 28 .98% , 6/07/27 .. 173 1
991579317.UG.FTS.B , 29 .49% , 6/16/27 .. 87 70
b
991742865.UG.FTS.B , 29 .49% , 9/21/27 .. 331 –
991716805.UG.FTS.B , 22 .97% , 11/08/27 . 323 329
991735384.UG.FTS.B , 29 .49% , 6/06/29 .. 360 218
991719643.UG.FTS.B , 29 .49% , 10/22/29 . 150 96
b
991757545.UG.FTS.B , 28 .98% , 11/06/29 . 191 –
b
991536394.UG.FTS.B , 28 .98% , 1/15/30 .. 4,143 292
991587677.UG.FTS.B , 29 .49% , 1/17/30 .. 465 493
991687274.UG.FTS.B , 19 .99% , 11/23/30 . 7 8
991883200.UG.FTS.B , 29 .49% , 1/07/31 .. 35 35
991758368.UG.FTS.B , 29 .49% , 1/20/31 .. 38 39
991754815.UG.FTS.B , 29 .49% , 2/24/31 .. 18 19
6,801
Upstart Network, Inc.
L1711804.UP.FTS.B , 9 .08% , 9/14/26 ..... 1,607 1,581
L1709773.UP.FTS.B , 9 .1% , 9/14/26 ..... 204 201
L1710250.UP.FTS.B , 9 .72% , 9/14/26 .... 1,303 1,284
L1711112.UP.FTS.B , 12 .03% , 9/14/26 .... 1,866 1,842
L1709990.UP.FTS.B , 12 .82% , 9/14/26 .... 65 65
L1711626.UP.FTS.B , 13 .98% , 9/14/26 .... 3,531 3,481
FW1711241.UP.FTS.B , 16 .08% , 9/14/26 .. 734 726
L1707201.UP.FTS.B , 16 .24% , 9/14/26 .... 2,760 2,730
L1711610.UP.FTS.B , 17 .32% , 9/14/26 .... 4,683 4,618
L1708807.UP.FTS.B , 17 .72% , 9/14/26 .... 1,887 1,867
L1710981.UP.FTS.B , 17 .81% , 9/14/26 .... 1,986 1,959
FW1709424.UP.FTS.B , 18 .79% , 9/14/26 .. 2,891 2,861
L1711904.UP.FTS.B , 19 .49% , 9/14/26 .... 3,747 3,690
L1709643.UP.FTS.B , 20 .04% , 9/14/26 .... 784 773
L1708429.UP.FTS.B , 20 .63% , 9/14/26 .... 596 587
L1709924.UP.FTS.B , 24 .74% , 9/14/26 .... 420 146
L1710379.UP.FTS.B , 24 .83% , 9/14/26 .... 115 113
L1710592.UP.FTS.B , 25 .03% , 9/14/26 .... 278 274
L1706788.UP.FTS.B , 25 .12% , 9/14/26 .... 468 173
L1712014.UP.FTS.B , 25 .46% , 9/14/26 .... 366 361
L1710375.UP.FTS.B , 25 .49% , 9/14/26 .... 426 420
L1711582.UP.FTS.B , 25 .87% , 9/14/26 .... 6,251 6,164
L1709668.UP.FTS.B , 25 .91% , 9/14/26 .... 325 321
FW1708283.UP.FTS.B , 30 .95% , 9/14/26 .. 912 900
FW1709045.UP.FTS.B , 31 .04% , 9/14/26 .. 787 649
FW1709237.UP.FTS.B , 31 .24% , 9/14/26 .. 1,177 1,161
FW1712567.UP.FTS.B , 31 .44% , 9/14/26 .. 685 676
L1709686.UP.FTS.B , 14 .5% , 9/16/26 .... 3,994 3,206
FW1711817.UP.FTS.B , 20 .95% , 9/20/26 .. 963 949
L1873953.UP.FTS.B , 6 .89% , 10/18/26 .... 9,434 7,276
L1873001.UP.FTS.B , 11 .14% , 10/18/26 ... 1,423 1,402
L1872155.UP.FTS.B , 11 .36% , 10/18/26 ... 300 296
L1873842.UP.FTS.B , 11 .7% , 10/18/26 .... 3,265 3,219
L1873090.UP.FTS.B , 11 .9% , 10/18/26 .... 285 281
FW1873975.UP.FTS.B , 13 .55% , 10/18/26 . 1,275 1,257
L1874369.UP.FTS.B , 14 .32% , 10/18/26 ... 1,600 1,584

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW1874328.UP.FTS.B , 14 .8% , 10/18/26 .. $ 2,008 $ 1,988
L1860167.UP.FTS.B , 14 .86% , 10/18/26 ... 341 338
L1873835.UP.FTS.B , 15 .93% , 10/18/26 ... 2,063 1,674
L1872814.UP.FTS.B , 16 .38% , 10/18/26 ... 2,898 2,870
L1873320.UP.FTS.B , 16 .64% , 10/18/26 ... 415 411
L1873707.UP.FTS.B , 17 .21% , 10/18/26 ... 1,751 1,734
FW1869707.UP.FTS.B , 17 .52% , 10/18/26 . 3,159 3,118
L1874163.UP.FTS.B , 17 .64% , 10/18/26 ... 1,450 1,432
L1868602.UP.FTS.B , 18 .18% , 10/18/26 ... 489 483
b
L1873350.UP.FTS.B , 19 .42% , 10/18/26 ... 3,641 263
L1873356.UP.FTS.B , 19 .63% , 10/18/26 ... 331 326
L1872983.UP.FTS.B , 19 .88% , 10/18/26 ... 833 823
FW1873856.UP.FTS.B , 20 .15% , 10/18/26 . 1,324 1,307
L1873825.UP.FTS.B , 20 .43% , 10/18/26 ... 11,075 10,922
L1873221.UP.FTS.B , 20 .79% , 10/18/26 ... 448 442
L1873820.UP.FTS.B , 21 .93% , 10/18/26 ... 675 666
L1872738.UP.FTS.B , 21 .97% , 10/18/26 ... 342 337
L1874034.UP.FTS.B , 22 .67% , 10/18/26 ... 506 499
b
L1873307.UP.FTS.B , 23 .79% , 10/18/26 ... 522 38
L1873180.UP.FTS.B , 24 .02% , 10/18/26 ... 235 232
L1873408.UP.FTS.B , 24 .34% , 10/18/26 ... 710 700
L1870381.UP.FTS.B , 24 .72% , 10/18/26 ... 1,539 1,519
L1868887.UP.FTS.B , 24 .97% , 10/18/26 ... 3,152 3,111
L1872784.UP.FTS.B , 25 .04% , 10/18/26 ... 1,559 1,539
L1873304.UP.FTS.B , 25 .15% , 10/18/26 ... 308 304
FW1873077.UP.FTS.B , 25 .29% , 10/18/26 . 719 710
L1872764.UP.FTS.B , 25 .4% , 10/18/26 .... 361 357
L1874416.UP.FTS.B , 25 .46% , 10/18/26 ... 6,388 6,307
L1874151.UP.FTS.B , 25 .48% , 10/18/26 ... 264 261
L1870887.UP.FTS.B , 26 .18% , 10/18/26 ... 414 408
FW1874429.UP.FTS.B , 27 .19% , 10/18/26 . 942 931
FW1873344.UP.FTS.B , 27 .72% , 10/18/26 . 3,489 3,446
FW1872622.UP.FTS.B , 28 .59% , 10/18/26 . 876 696
FW1874208.UP.FTS.B , 29 .47% , 10/18/26 . 896 886
FW1873268.UP.FTS.B , 30 .52% , 10/18/26 . 469 463
FW1872558.UP.FTS.B , 30 .55% , 10/18/26 . 338 334
FW1874112.UP.FTS.B , 31 .18% , 10/18/26 . 1,289 1,274
FW1873980.UP.FTS.B , 31 .12% , 10/28/26 . 734 725
L1874280.UP.FTS.B , 15 .62% , 11/01/26 ... 6,666 6,600
L2010047.UP.FTS.B , 7 .23% , 11/09/26 .... 1,717 1,687
FW2005584.UP.FTS.B , 8 .98% , 11/09/26 .. 3,187 3,129
L2009940.UP.FTS.B , 9 .06% , 11/09/26 .... 6,775 6,653
L1982018.UP.FTS.B , 9 .85% , 11/09/26 .... 1,011 993
L2008329.UP.FTS.B , 10 .3% , 11/09/26 .... 1,224 1,202
L2009188.UP.FTS.B , 10 .68% , 11/09/26 ... 4,710 4,638
L2009665.UP.FTS.B , 10 .88% , 11/09/26 ... 1,752 1,724
L2006518.UP.FTS.B , 11 .38% , 11/09/26 ... 609 600
L1977043.UP.FTS.B , 11 .43% , 11/09/26 ... 1,124 1,106
L2007707.UP.FTS.B , 12 .19% , 11/09/26 ... 3,019 2,972
L2005066.UP.FTS.B , 12 .51% , 11/09/26 ... 3,214 3,163
FW2009636.UP.FTS.B , 13 .06% , 11/09/26 . 334 329
FW2004957.UP.FTS.B , 13 .66% , 11/09/26 . 542 534
L2006397.UP.FTS.B , 13 .66% , 11/09/26 ... 2,172 2,138
L2008524.UP.FTS.B , 14 .03% , 11/09/26 ... 4,252 4,187
b
L2008113.UP.FTS.B , 14 .06% , 11/09/26 ... 7,186 517
L2009234.UP.FTS.B , 14 .43% , 11/09/26 ... 2,225 2,194
L2008618.UP.FTS.B , 14 .73% , 11/09/26 ... 1,325 1,305
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2009287.UP.FTS.B , 14 .91% , 11/09/26 ... $ 1,285 $ 1,266
L2008691.UP.FTS.B , 15 .38% , 11/09/26 ... 1,062 1,046
L2008772.UP.FTS.B , 15 .55% , 11/09/26 ... 2,241 2,215
L2009243.UP.FTS.B , 15 .94% , 11/09/26 ... 2,257 2,231
FW2010280.UP.FTS.B , 16 .52% , 11/09/26 . 3,649 3,607
FW2009372.UP.FTS.B , 16 .77% , 11/09/26 . 3,432 3,393
L2008272.UP.FTS.B , 17 .06% , 11/09/26 ... 4,624 4,571
L2006918.UP.FTS.B , 18 .03% , 11/09/26 ... 7,470 7,355
FW2005538.UP.FTS.B , 18 .4% , 11/09/26 .. 1,373 1,352
FW2005908.UP.FTS.B , 18 .71% , 11/09/26 . 1,064 1,048
b
L2006524.UP.FTS.B , 18 .79% , 11/09/26 ... 1,626 118
FW2009511.UP.FTS.B , 18 .82% , 11/09/26 . 1,416 1,394
L2007966.UP.FTS.B , 18 .98% , 11/09/26 ... 475 468
L2007377.UP.FTS.B , 19 .06% , 11/09/26 ... 4,036 3,991
L2007099.UP.FTS.B , 20 .26% , 11/09/26 ... 7,853 7,716
L2008551.UP.FTS.B , 20 .27% , 11/09/26 ... 5,268 5,175
b
L2009017.UP.FTS.B , 20 .52% , 11/09/26 ... 2,468 149
FW2004995.UP.FTS.B , 21% , 11/09/26 ... 1,424 1,403
FW2006513.UP.FTS.B , 21 .09% , 11/09/26 . 430 424
L2006375.UP.FTS.B , 21 .38% , 11/09/26 ... 616 606
FW2009886.UP.FTS.B , 22 .16% , 11/09/26 . 1,001 986
L2009468.UP.FTS.B , 22 .18% , 11/09/26 ... 3,251 3,197
L2009034.UP.FTS.B , 22 .22% , 11/09/26 ... 1,010 993
L2007056.UP.FTS.B , 24 .37% , 11/09/26 ... 648 637
L2009896.UP.FTS.B , 24 .89% , 11/09/26 ... 10 10
FW2006718.UP.FTS.B , 24 .97% , 11/09/26 . 1,313 1,291
L2007001.UP.FTS.B , 25 .04% , 11/09/26 ... 393 387
L2009837.UP.FTS.B , 25 .1% , 11/09/26 .... 396 389
L2008646.UP.FTS.B , 25 .12% , 11/09/26 ... 341 335
L2005357.UP.FTS.B , 25 .2% , 11/09/26 .... 1,312 1,291
L2006252.UP.FTS.B , 25 .33% , 11/09/26 ... 1,095 1,076
L2007046.UP.FTS.B , 25 .34% , 11/09/26 ... 474 466
FW2009941.UP.FTS.B , 25 .35% , 11/09/26 . 2,127 2,092
L2009460.UP.FTS.B , 25 .35% , 11/09/26 ... 815 802
L2007026.UP.FTS.B , 25 .44% , 11/09/26 ... 475 467
L1976857.UP.FTS.B , 25 .45% , 11/09/26 ... 2,107 2,073
L2008185.UP.FTS.B , 25 .45% , 11/09/26 ... 1,063 1,045
L2007383.UP.FTS.B , 25 .64% , 11/09/26 ... 1,031 1,014
FW2007576.UP.FTS.B , 26 .1% , 11/09/26 .. 1,511 1,486
L2009167.UP.FTS.B , 26 .14% , 11/09/26 ... 2,662 2,620
FW2006658.UP.FTS.B , 26 .38% , 11/09/26 . 1,603 1,580
FW2008080.UP.FTS.B , 27 .3% , 11/09/26 .. 407 400
FW2009450.UP.FTS.B , 27 .39% , 11/09/26 . 2,177 2,142
FW2005768.UP.FTS.B , 27 .98% , 11/09/26 . 470 34
FW2005859.UP.FTS.B , 28 .42% , 11/09/26 . 3,737 3,679
FW2005194.UP.FTS.B , 29 .14% , 11/09/26 . 1,763 1,736
FW2005025.UP.FTS.B , 31 .15% , 11/09/26 . 2,142 2,109
b
FW2008432.UP.FTS.B , 31 .3% , 11/09/26 .. 1,795 127
FW2008400.UP.FTS.B , 31 .31% , 11/09/26 . 967 958
FW2009323.UP.FTS.B , 31 .47% , 11/09/26 . 1,750 1,724
FW2009221.UP.FTS.B , 30 .79% , 11/12/26 . 4,260 2,932
L2005604.UP.FTS.B , 7 .24% , 11/15/26 .... 4,630 4,545
L2009697.UP.FTS.B , 20 .69% , 11/15/26 ... 1,238 1,219
L2077278.UP.FTS.B , 10 .24% , 11/19/26 ... 370 364
L2079683.UP.FTS.B , 10 .46% , 11/19/26 ... 885 872
L2077229.UP.FTS.B , 11 .22% , 11/19/26 ... 4,147 4,087
L2079790.UP.FTS.B , 11 .54% , 11/19/26 ... 1,786 1,760

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
b
L2078831.UP.FTS.B , 11 .67% , 11/19/26 ... $ 553 $ 37
L2069545.UP.FTS.B , 12 .88% , 11/19/26 ... 1,283 1,265
L2077586.UP.FTS.B , 13 .74% , 11/19/26 ... 1,108 1,093
L2080759.UP.FTS.B , 14 .39% , 11/19/26 ... 3,148 3,104
L2077934.UP.FTS.B , 15 .05% , 11/19/26 ... 1,667 1,644
L2079762.UP.FTS.B , 15 .07% , 11/19/26 ... 944 935
L2080949.UP.FTS.B , 16 .51% , 11/19/26 ... 475 470
L2077345.UP.FTS.B , 16 .52% , 11/19/26 ... 76 75
L2077136.UP.FTS.B , 16 .73% , 11/19/26 ... 2,286 2,266
FW2080998.UP.FTS.B , 16 .87% , 11/19/26 . 185 183
FW2078513.UP.FTS.B , 16 .88% , 11/19/26 . 4,130 4,093
L2079147.UP.FTS.B , 16 .93% , 11/19/26 ... 3,778 3,744
L2073789.UP.FTS.B , 17 .39% , 11/19/26 ... 783 604
FW2078252.UP.FTS.B , 19 .1% , 11/19/26 .. 212 210
L2079089.UP.FTS.B , 19 .11% , 11/19/26 ... 1,414 1,402
L2077889.UP.FTS.B , 19 .41% , 11/19/26 ... 1,729 1,708
L2079136.UP.FTS.B , 19 .7% , 11/19/26 .... 3,967 3,915
FW2076082.UP.FTS.B , 20 .04% , 11/19/26 . 3,912 3,865
L2077767.UP.FTS.B , 20 .73% , 11/19/26 ... 2,445 2,414
FW2080860.UP.FTS.B , 21 .93% , 11/19/26 . 4,575 4,516
L2080597.UP.FTS.B , 22 .59% , 11/19/26 ... 554 548
L2079001.UP.FTS.B , 24 .08% , 11/19/26 ... 2,632 2,598
FW2076263.UP.FTS.B , 24 .18% , 11/19/26 . 944 303
L2079636.UP.FTS.B , 25 .5% , 11/19/26 .... 234 231
L2080301.UP.FTS.B , 25 .61% , 11/19/26 ... 1,229 1,214
L2077747.UP.FTS.B , 25 .84% , 11/19/26 ... 304 300
FW2080275.UP.FTS.B , 26 .15% , 11/19/26 . 931 920
L2075827.UP.FTS.B , 27% , 11/19/26 ..... 2,509 2,480
L2078364.UP.FTS.B , 15 .16% , 11/20/26 ... 1,338 1,325
FW2009687.UP.FTS.B , 29 .61% , 11/21/26 . 1,441 1,419
L2008677.UP.FTS.B , 10 .77% , 11/23/26 ... 2,067 2,034
L2010117.UP.FTS.B , 24 .96% , 11/23/26 ... 1,059 1,042
FW2007433.UP.FTS.B , 21 .02% , 11/24/26 . 1,831 1,800
L2079956.UP.FTS.B , 14 .89% , 12/01/26 ... 1,712 1,695
FW2080677.UP.FTS.B , 18 .72% , 12/04/26 . 4,432 4,392
L2196810.UP.FTS.B , 7 .42% , 12/07/26 .... 1,272 1,248
L2198501.UP.FTS.B , 8 .94% , 12/07/26 .... 871 855
L2195995.UP.FTS.B , 9 .12% , 12/07/26 .... 941 923
L2199695.UP.FTS.B , 9 .66% , 12/07/26 .... 1,326 1,301
L2199924.UP.FTS.B , 9 .76% , 12/07/26 .... 1,550 1,521
L2197856.UP.FTS.B , 11 .23% , 12/07/26 ... 1,229 1,208
FW2199260.UP.FTS.B , 12 .51% , 12/07/26 . 5,698 5,604
L2200250.UP.FTS.B , 13 .28% , 12/07/26 ... 1,180 1,160
L2197658.UP.FTS.B , 13 .72% , 12/07/26 ... 1,193 1,173
FW2198593.UP.FTS.B , 14 .12% , 12/07/26 . 1,695 520
L2199997.UP.FTS.B , 14 .15% , 12/07/26 ... 886 871
L2198350.UP.FTS.B , 15 .19% , 12/07/26 ... 204 201
L2199879.UP.FTS.B , 16 .31% , 12/07/26 ... 3,006 2,122
L2198446.UP.FTS.B , 16 .58% , 12/07/26 ... 11,823 11,679
L2198345.UP.FTS.B , 17 .18% , 12/07/26 ... 6,501 4,151
L2198376.UP.FTS.B , 17 .42% , 12/07/26 ... 5,658 5,563
L2199726.UP.FTS.B , 18 .1% , 12/07/26 .... 1,536 1,518
L2196412.UP.FTS.B , 18 .83% , 12/07/26 ... 466 461
L2199248.UP.FTS.B , 19 .04% , 12/07/26 ... 3,954 3,906
b
L2199663.UP.FTS.B , 19 .69% , 12/07/26 ... 2,129 370
L2199129.UP.FTS.B , 20 .12% , 12/07/26 ... 583 576
L2197655.UP.FTS.B , 20 .75% , 12/07/26 ... 1,340 1,315
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2196680.UP.FTS.B , 21 .47% , 12/07/26 ... $ 1,635 $ 1,608
L2197631.UP.FTS.B , 21 .55% , 12/07/26 ... 1,229 1,208
L2199874.UP.FTS.B , 22 .34% , 12/07/26 ... 2,253 2,211
L2192706.UP.FTS.B , 22 .47% , 12/07/26 ... 2,741 2,691
FW2196522.UP.FTS.B , 23 .26% , 12/07/26 . 1,233 90
L2200210.UP.FTS.B , 24 .56% , 12/07/26 ... 6,477 2,101
L2198546.UP.FTS.B , 25 .32% , 12/07/26 ... 431 423
L2197183.UP.FTS.B , 25 .46% , 12/07/26 ... 490 482
L2197844.UP.FTS.B , 25 .47% , 12/07/26 ... 889 873
L2199814.UP.FTS.B , 25 .68% , 12/07/26 ... 1,732 1,701
FW2199793.UP.FTS.B , 25 .9% , 12/07/26 .. 2,317 2,277
FW2200076.UP.FTS.B , 28 .24% , 12/07/26 . 14,996 14,742
FW2200069.UP.FTS.B , 28 .54% , 12/07/26 . 1,087 1,068
FW2198176.UP.FTS.B , 29 .22% , 12/07/26 . 928 912
FW2199632.UP.FTS.B , 32 .42% , 12/07/26 . 1,562 1,536
L2201511.UP.FTS.B , 5 .03% , 12/08/26 .... 148 146
L2201100.UP.FTS.B , 5 .82% , 12/08/26 .... 2,058 2,012
L2203382.UP.FTS.B , 6 .5% , 12/08/26 .... 2,084 2,037
L2206413.UP.FTS.B , 7 .44% , 12/08/26 .... 1,598 1,569
L2201126.UP.FTS.B , 7 .87% , 12/08/26 .... 2,945 2,898
L2200918.UP.FTS.B , 8 .74% , 12/08/26 .... 935 917
FW2202215.UP.FTS.B , 9 .76% , 12/08/26 .. 7,019 6,912
L2205258.UP.FTS.B , 10 .97% , 12/08/26 ... 734 722
L2202707.UP.FTS.B , 11 .01% , 12/08/26 ... 2,267 2,229
L2200873.UP.FTS.B , 11 .09% , 12/08/26 ... 2,042 2,008
L2205661.UP.FTS.B , 11 .13% , 12/08/26 ... 2,723 2,679
FW2202691.UP.FTS.B , 11 .21% , 12/08/26 . 682 669
FW2201210.UP.FTS.B , 12 .48% , 12/08/26 . 464 457
L2202867.UP.FTS.B , 13 .27% , 12/08/26 ... 783 772
L2202534.UP.FTS.B , 13 .68% , 12/08/26 ... 3,563 3,506
L2200884.UP.FTS.B , 13 .99% , 12/08/26 ... 1,767 1,739
L2201701.UP.FTS.B , 14 .19% , 12/08/26 ... 1,677 1,651
b
L2200543.UP.FTS.B , 14 .23% , 12/08/26 ... 1,516 268
FW2206534.UP.FTS.B , 14 .38% , 12/08/26 . 767 755
FW2201365.UP.FTS.B , 14 .41% , 12/08/26 . 3,487 3,431
L2205970.UP.FTS.B , 14 .78% , 12/08/26 ... 641 631
L2203172.UP.FTS.B , 14 .86% , 12/08/26 ... 2,425 2,386
L2203888.UP.FTS.B , 15 .35% , 12/08/26 ... 733 722
L2205432.UP.FTS.B , 15 .94% , 12/08/26 ... 5,847 5,778
L2195672.UP.FTS.B , 16 .2% , 12/08/26 .... 3,192 3,154
L2203269.UP.FTS.B , 16 .66% , 12/08/26 ... 1,126 1,112
L2200406.UP.FTS.B , 17 .28% , 12/08/26 ... 1,112 1,099
L2203876.UP.FTS.B , 17 .53% , 12/08/26 ... 6,083 3,936
L2202653.UP.FTS.B , 17 .59% , 12/08/26 ... 3,150 3,113
L2200437.UP.FTS.B , 17 .72% , 12/08/26 ... 635 625
L2206114.UP.FTS.B , 17 .92% , 12/08/26 ... 516 510
L2201870.UP.FTS.B , 17 .98% , 12/08/26 ... 767 755
L2202316.UP.FTS.B , 18 .78% , 12/08/26 ... 649 638
L2171699.UP.FTS.B , 19 .26% , 12/08/26 ... 2,372 2,329
FW2201480.UP.FTS.B , 19 .28% , 12/08/26 . 1,831 1,810
L2201833.UP.FTS.B , 19 .78% , 12/08/26 ... 1,310 1,289
L2203346.UP.FTS.B , 19 .86% , 12/08/26 ... 1,688 1,669
b
L2200446.UP.FTS.B , 20 .19% , 12/08/26 ... 428 31
L2200528.UP.FTS.B , 20 .47% , 12/08/26 ... 932 917
L2201790.UP.FTS.B , 20 .6% , 12/08/26 .... 748 736
L2203266.UP.FTS.B , 21 .37% , 12/08/26 ... 1,399 1,374
L2203685.UP.FTS.B , 21 .52% , 12/08/26 ... 948 931

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2206634.UP.FTS.B , 21 .58% , 12/08/26 ... $ 596 $ 586
FW2202543.UP.FTS.B , 22 .46% , 12/08/26 . 382 376
L2200624.UP.FTS.B , 22 .5% , 12/08/26 .... 550 541
L2203293.UP.FTS.B , 22 .93% , 12/08/26 ... 470 463
L2203557.UP.FTS.B , 23 .55% , 12/08/26 ... 341 269
L2200929.UP.FTS.B , 23 .61% , 12/08/26 ... 460 33
b
L2197277.UP.FTS.B , 23 .68% , 12/08/26 ... 2,199 381
FW2200085.UP.FTS.B , 23 .88% , 12/08/26 . 489 35
L2204440.UP.FTS.B , 24 .51% , 12/08/26 ... 340 334
L2200752.UP.FTS.B , 24 .63% , 12/08/26 ... 285 280
FW2200668.UP.FTS.B , 24 .66% , 12/08/26 . 2,510 2,466
L2201876.UP.FTS.B , 24 .84% , 12/08/26 ... 314 309
L2200418.UP.FTS.B , 24 .91% , 12/08/26 ... 1,976 1,946
L2201388.UP.FTS.B , 24 .93% , 12/08/26 ... 745 733
L2204236.UP.FTS.B , 25 .3% , 12/08/26 .... 907 892
L2201267.UP.FTS.B , 25 .35% , 12/08/26 ... 105 103
L2207019.UP.FTS.B , 25 .36% , 12/08/26 ... 262 257
L2204385.UP.FTS.B , 25 .38% , 12/08/26 ... 347 341
L2204272.UP.FTS.B , 25 .42% , 12/08/26 ... 322 316
L2200539.UP.FTS.B , 25 .48% , 12/08/26 ... 1,572 1,545
L2202382.UP.FTS.B , 25 .5% , 12/08/26 .... 518 510
L2206619.UP.FTS.B , 25 .63% , 12/08/26 ... 2,164 2,128
L2205529.UP.FTS.B , 25 .96% , 12/08/26 ... 2,029 1,995
FW2200840.UP.FTS.B , 27 .39% , 12/08/26 . 2,489 2,448
FW2200263.UP.FTS.B , 28 .29% , 12/08/26 . 5,630 5,539
FW2202084.UP.FTS.B , 28 .33% , 12/08/26 . 434 427
FW2206080.UP.FTS.B , 28 .43% , 12/08/26 . 374 367
FW2203128.UP.FTS.B , 28 .72% , 12/08/26 . 292 287
b
FW2200463.UP.FTS.B , 28 .91% , 12/08/26 . 525 38
FW2201641.UP.FTS.B , 29 .67% , 12/08/26 . 2,510 2,470
FW2206862.UP.FTS.B , 29 .87% , 12/08/26 . 834 820
FW2202866.UP.FTS.B , 30 .6% , 12/08/26 .. 378 372
FW2203290.UP.FTS.B , 31 .07% , 12/08/26 . 437 430
b
FW2206683.UP.FTS.B , 31 .07% , 12/08/26 . 878 63
FW2205002.UP.FTS.B , 31 .08% , 12/08/26 . 970 955
FW2200524.UP.FTS.B , 31 .14% , 12/08/26 . 1,396 1,373
FW2199311.UP.FTS.B , 31 .18% , 12/08/26 . 438 431
FW2199186.UP.FTS.B , 25 .95% , 12/09/26 . 708 696
FW2201142.UP.FTS.B , 31 .05% , 12/12/26 . 313 309
L2202911.UP.FTS.B , 21 .13% , 12/14/26 ... 1,707 1,681
FW2203667.UP.FTS.B , 23 .01% , 12/14/26 . 4,158 4,087
L2196899.UP.FTS.B , 24 .65% , 12/15/26 ... 1,659 1,629
FW2199126.UP.FTS.B , 31 .54% , 12/15/26 . 1,963 1,932
L2200110.UP.FTS.B , 25 .93% , 12/16/26 ... 2,298 1,783
L2203117.UP.FTS.B , 13 .79% , 12/17/26 ... 2,054 2,021
L2201499.UP.FTS.B , 21 .34% , 12/17/26 ... 3,493 1,129
FW2205704.UP.FTS.B , 28 .05% , 12/18/26 . 1,502 1,478
L2206448.UP.FTS.B , 16% , 12/19/26 ..... 2,514 2,475
L2196775.UP.FTS.B , 22 .04% , 12/19/26 ... 275 271
L2203118.UP.FTS.B , 8 .78% , 12/20/26 .... 1,872 1,384
L2195912.UP.FTS.B , 25 .21% , 12/22/26 ... 2,609 2,008
L2206744.UP.FTS.B , 13 .51% , 12/28/26 ... 7,163 7,050
b
FW2197646.UP.FTS.B , 16 .34% , 1/01/27 .. 2,680 440
L2411009.UP.FTS.B , 5 .26% , 1/11/27 ..... 7,750 7,566
L2402399.UP.FTS.B , 6 .09% , 1/11/27 ..... 6,093 5,950
L2413519.UP.FTS.B , 6 .19% , 1/11/27 ..... 5,188 5,071
FW2411884.UP.FTS.B , 6 .2% , 1/11/27 .... 3,683 3,613
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2406810.UP.FTS.B , 7 .3% , 1/11/27 .... $ 1,163 $ 1,140
L2408660.UP.FTS.B , 7 .61% , 1/11/27 ..... 1,596 1,564
L2412785.UP.FTS.B , 7 .81% , 1/11/27 ..... 464 455
L2413727.UP.FTS.B , 8 .61% , 1/11/27 ..... 1,013 993
L2407187.UP.FTS.B , 8 .85% , 1/11/27 ..... 1,178 1,155
FW2411415.UP.FTS.B , 9 .04% , 1/11/27 ... 1,519 1,491
L2410685.UP.FTS.B , 9 .48% , 1/11/27 ..... 2,428 1,430
FW2406985.UP.FTS.B , 9 .83% , 1/11/27 ... 722 708
L2411458.UP.FTS.B , 10 .12% , 1/11/27 .... 532 522
L2413945.UP.FTS.B , 10 .53% , 1/11/27 .... 5,358 5,269
L2413044.UP.FTS.B , 11 .78% , 1/11/27 .... 2,042 2,008
L2405206.UP.FTS.B , 12 .1% , 1/11/27 ..... 6,108 6,006
L2412100.UP.FTS.B , 13 .07% , 1/11/27 .... 1,669 1,642
L2411596.UP.FTS.B , 13 .42% , 1/11/27 .... 1,277 1,257
FW2412293.UP.FTS.B , 13 .57% , 1/11/27 .. 1,016 1,001
FW2412839.UP.FTS.B , 13 .8% , 1/11/27 ... 2,797 2,751
FW2407206.UP.FTS.B , 13 .82% , 1/11/27 .. 1,547 1,522
L2409821.UP.FTS.B , 14 .42% , 1/11/27 .... 1,407 1,384
L2410324.UP.FTS.B , 14 .46% , 1/11/27 .... 5,172 5,089
L2408774.UP.FTS.B , 14 .55% , 1/11/27 .... 1,044 1,033
L2408843.UP.FTS.B , 14 .84% , 1/11/27 .... 634 625
L2408436.UP.FTS.B , 15 .99% , 1/11/27 .... 10,845 10,723
L2406986.UP.FTS.B , 16 .62% , 1/11/27 .... 1,351 1,337
L2412621.UP.FTS.B , 16 .62% , 1/11/27 .... 1,081 1,069
FW2411635.UP.FTS.B , 17 .05% , 1/11/27 .. 1,388 1,366
L2411840.UP.FTS.B , 17 .48% , 1/11/27 .... 8,613 2,695
L2406982.UP.FTS.B , 17 .53% , 1/11/27 .... 2,746 1,727
FW2411466.UP.FTS.B , 17 .75% , 1/11/27 .. 551 545
L2407285.UP.FTS.B , 17 .96% , 1/11/27 .... 1,446 925
L2410765.UP.FTS.B , 18 .19% , 1/11/27 .... 2,003 1,981
L2412345.UP.FTS.B , 18 .51% , 1/11/27 .... 852 838
FW2406958.UP.FTS.B , 18 .83% , 1/11/27 .. 501 495
L2407160.UP.FTS.B , 18 .83% , 1/11/27 .... 4,900 4,848
L2412374.UP.FTS.B , 19 .25% , 1/11/27 .... 3,444 3,384
FW2410395.UP.FTS.B , 20 .34% , 1/11/27 .. 1,434 1,412
FW2412890.UP.FTS.B , 20 .68% , 1/11/27 .. 2,978 2,927
L2407644.UP.FTS.B , 21 .08% , 1/11/27 .... 1,160 1,140
L2410907.UP.FTS.B , 21 .6% , 1/11/27 ..... 1,042 1,024
L2410622.UP.FTS.B , 23 .11% , 1/11/27 .... 1,437 1,413
FW2412083.UP.FTS.B , 23 .34% , 1/11/27 .. 1,380 1,357
FW2412786.UP.FTS.B , 24 .26% , 1/11/27 .. 2,591 2,549
FW2407461.UP.FTS.B , 25 .01% , 1/11/27 .. 1,540 1,515
L2407824.UP.FTS.B , 25 .08% , 1/11/27 .... 1,264 1,244
L2406959.UP.FTS.B , 25 .22% , 1/11/27 .... 1,410 1,386
L2413560.UP.FTS.B , 25 .29% , 1/11/27 .... 1,116 1,098
FW2411982.UP.FTS.B , 25 .34% , 1/11/27 .. 1,780 549
L2411780.UP.FTS.B , 25 .37% , 1/11/27 .... 372 207
L2409900.UP.FTS.B , 25 .4% , 1/11/27 ..... 311 306
L2411491.UP.FTS.B , 25 .4% , 1/11/27 ..... 353 348
L2411973.UP.FTS.B , 25 .47% , 1/11/27 .... 403 396
FW2412928.UP.FTS.B , 25 .61% , 1/11/27 .. 622 612
FW2411046.UP.FTS.B , 26 .47% , 1/11/27 .. 3,018 1,955
L2409231.UP.FTS.B , 26 .66% , 1/11/27 .... 1,381 1,359
FW2406988.UP.FTS.B , 27 .86% , 1/11/27 .. 1,604 1,580
FW2410159.UP.FTS.B , 27 .94% , 1/11/27 .. 1,342 1,321
FW2411293.UP.FTS.B , 29 .42% , 1/11/27 .. 525 517
FW2407567.UP.FTS.B , 29 .43% , 1/11/27 .. 1,345 898
FW2408568.UP.FTS.B , 29 .5% , 1/11/27 ... 1,475 1,453

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2412942.UP.FTS.B , 30 .18% , 1/11/27 .. $ 1,339 $ 1,319
FW2413390.UP.FTS.B , 30 .33% , 1/11/27 .. 1,388 1,367
b
FW2413147.UP.FTS.B , 30 .55% , 1/11/27 .. 1,750 299
FW2412502.UP.FTS.B , 30 .76% , 1/11/27 .. 4,999 4,926
FW2411299.UP.FTS.B , 30 .92% , 1/11/27 .. 559 550
FW2392367.UP.FTS.B , 30 .94% , 1/11/27 .. 714 703
FW2411010.UP.FTS.B , 31 .02% , 1/11/27 .. 1,509 1,487
FW2407947.UP.FTS.B , 31 .05% , 1/11/27 .. 1,232 824
FW2411738.UP.FTS.B , 31 .08% , 1/11/27 .. 578 569
FW2410751.UP.FTS.B , 34 .47% , 1/11/27 .. 1,716 1,706
L2414801.UP.FTS.B , 6 .11% , 1/12/27 ..... 2,656 1,568
L2419361.UP.FTS.B , 6 .41% , 1/12/27 .... 339 331
L2402757.UP.FTS.B , 6 .51% , 1/12/27 .... 1,445 1,413
L2416784.UP.FTS.B , 6 .53% , 1/12/27 .... 454 443
L2418799.UP.FTS.B , 6 .56% , 1/12/27 .... 2,741 2,676
L2417049.UP.FTS.B , 6 .6% , 1/12/27 ..... 335 331
FW2414856.UP.FTS.B , 6 .64% , 1/12/27 ... 227 222
L2416695.UP.FTS.B , 6 .86% , 1/12/27 .... 1,027 1,003
L2414595.UP.FTS.B , 7 .05% , 1/12/27 .... 1,717 1,683
FW2415988.UP.FTS.B , 7 .29% , 1/12/27 ... 788 778
L2410292.UP.FTS.B , 7 .3% , 1/12/27 ..... 879 862
L2417990.UP.FTS.B , 7 .34% , 1/12/27 .... 11,507 11,282
L2417199.UP.FTS.B , 7 .43% , 1/12/27 .... 9,569 9,389
FW2419541.UP.FTS.B , 7 .5% , 1/12/27 .... 3,149 3,089
L2414153.UP.FTS.B , 7 .51% , 1/12/27 .... 577 564
L2417691.UP.FTS.B , 7 .69% , 1/12/27 .... 5,190 5,071
L2417969.UP.FTS.B , 8 .13% , 1/12/27 .... 1,728 1,694
L2418009.UP.FTS.B , 9 .08% , 1/12/27 .... 2,849 2,794
L2414926.UP.FTS.B , 9 .43% , 1/12/27 .... 7,528 7,381
L2413887.UP.FTS.B , 9 .49% , 1/12/27 .... 1,550 939
FW2415990.UP.FTS.B , 9 .9% , 1/12/27 .... 7,929 4,828
L2414275.UP.FTS.B , 9 .91% , 1/12/27 .... 8,744 8,582
L2417012.UP.FTS.B , 10 .17% , 1/12/27 .... 439 431
FW2417548.UP.FTS.B , 10 .24% , 1/12/27 .. 3,636 3,566
FW2417403.UP.FTS.B , 10 .31% , 1/12/27 .. 1,702 1,674
L2414718.UP.FTS.B , 10 .85% , 1/12/27 .... 980 964
L2414779.UP.FTS.B , 11 .77% , 1/12/27 .... 996 980
L2419353.UP.FTS.B , 12 .95% , 1/12/27 .... 8,291 8,160
L2414553.UP.FTS.B , 14 .38% , 1/12/27 .... 5,629 3,468
L2418960.UP.FTS.B , 15 .54% , 1/12/27 .... 5,309 5,252
L2414253.UP.FTS.B , 16 .15% , 1/12/27 .... 2,163 2,140
L2414473.UP.FTS.B , 16 .4% , 1/12/27 .... 243 240
L2420474.UP.FTS.B , 16 .75% , 1/12/27 .... 4,100 4,037
L2417581.UP.FTS.B , 17 .27% , 1/12/27 .... 1,202 1,190
FW2394068.UP.FTS.B , 18 .18% , 1/12/27 .. 1,673 1,649
FW2415024.UP.FTS.B , 19 .94% , 1/12/27 .. 2,481 2,441
L2418100.UP.FTS.B , 20 .74% , 1/12/27 .... 5,225 5,150
L2389418.UP.FTS.B , 22 .12% , 1/12/27 .... 1,658 1,631
L2415799.UP.FTS.B , 22 .22% , 1/12/27 .... 904 890
L2416737.UP.FTS.B , 23 .4% , 1/12/27 .... 821 809
FW2416362.UP.FTS.B , 23 .42% , 1/12/27 .. 1,345 1,324
L2409743.UP.FTS.B , 23 .49% , 1/12/27 .... 3,788 2,223
L2415306.UP.FTS.B , 24 .21% , 1/12/27 .... 3,283 3,234
L2411740.UP.FTS.B , 25 .36% , 1/12/27 .... 496 488
L2414777.UP.FTS.B , 25 .43% , 1/12/27 .... 412 406
b
L2417114.UP.FTS.B , 25 .49% , 1/12/27 .... 775 56
L2418684.UP.FTS.B , 25 .49% , 1/12/27 .... 971 612
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2418174.UP.FTS.B , 25 .89% , 1/12/27 .. $ 3,000 $ 2,955
FW2419574.UP.FTS.B , 26 .43% , 1/12/27 .. 5,693 5,607
b
FW2418008.UP.FTS.B , 28 .88% , 1/12/27 .. 671 117
b
FW2418306.UP.FTS.B , 29 .61% , 1/12/27 .. 3,073 218
FW2417562.UP.FTS.B , 30 .84% , 1/12/27 .. 315 218
FW2418392.UP.FTS.B , 30 .87% , 1/12/27 .. 692 682
FW2416140.UP.FTS.B , 30 .99% , 1/12/27 .. 737 727
FW2419527.UP.FTS.B , 33 .12% , 1/12/27 .. 386 381
L2418737.UP.FTS.B , 5 .93% , 1/16/27 .... 898 877
L2410494.UP.FTS.B , 17 .56% , 1/16/27 .... 5,537 5,476
L2413379.UP.FTS.B , 24 .03% , 1/18/27 .... 6,096 5,998
FW2415348.UP.FTS.B , 30 .45% , 1/19/27 .. 6,702 6,603
L2419563.UP.FTS.B , 14 .64% , 1/27/27 .... 7,544 7,427
L2417088.UP.FTS.B , 15 .78% , 2/12/27 .... 2,240 2,217
L1708544.UP.FTS.B , 12 .57% , 2/14/27 .... 1,058 762
FW1708581.UP.FTS.B , 23 .53% , 2/14/27 .. 1,108 1,092
L1709217.UP.FTS.B , 25 .78% , 2/14/27 .... 9,445 9,314
L2632551.UP.FTS.B , 5 .37% , 2/15/27 .... 2,878 2,807
L2632779.UP.FTS.B , 5 .63% , 2/15/27 .... 1,686 1,644
L2630774.UP.FTS.B , 8 .69% , 2/15/27 .... 1,018 993
L2635638.UP.FTS.B , 9 .41% , 2/15/27 .... 1,886 1,853
FW2633029.UP.FTS.B , 9 .57% , 2/15/27 ... 387 379
L2633022.UP.FTS.B , 9 .86% , 2/15/27 .... 3,881 3,804
FW2635247.UP.FTS.B , 10 .37% , 2/15/27 .. 2,212 2,176
L2632232.UP.FTS.B , 11 .83% , 2/15/27 .... 595 588
L2633836.UP.FTS.B , 12% , 2/15/27 ...... 3,100 2,233
L2630147.UP.FTS.B , 12 .15% , 2/15/27 .... 10,810 10,634
L2635861.UP.FTS.B , 12 .41% , 2/15/27 .... 2,304 2,266
L2637042.UP.FTS.B , 13 .14% , 2/15/27 .... 2,197 2,161
L2631332.UP.FTS.B , 13 .22% , 2/15/27 .... 1,374 1,352
FW2633237.UP.FTS.B , 13 .24% , 2/15/27 .. 1,105 1,087
L2632724.UP.FTS.B , 14 .48% , 2/15/27 .... 1,485 1,461
L2637603.UP.FTS.B , 14 .83% , 2/15/27 .... 1,796 1,767
FW2631558.UP.FTS.B , 15 .18% , 2/15/27 .. 4,254 4,187
L2635221.UP.FTS.B , 15 .45% , 2/15/27 .... 1,823 1,795
FW2631951.UP.FTS.B , 15 .91% , 2/15/27 .. 2,769 2,014
FW2634727.UP.FTS.B , 16 .18% , 2/15/27 .. 1,904 1,885
L2635424.UP.FTS.B , 16 .37% , 2/15/27 .... 11,568 11,451
FW2635945.UP.FTS.B , 17 .32% , 2/15/27 .. 1,614 1,590
FW2635531.UP.FTS.B , 18 .53% , 2/15/27 .. 3,528 3,494
FW1709115.UP.FTS.B , 20 .14% , 2/15/27 .. 1,808 1,783
L2633648.UP.FTS.B , 20 .29% , 2/15/27 .... 3,030 3,001
L2632212.UP.FTS.B , 21 .09% , 2/15/27 .... 1,216 1,199
FW2631142.UP.FTS.B , 21 .84% , 2/15/27 .. 960 946
L2636740.UP.FTS.B , 22 .15% , 2/15/27 .... 316 311
L2633500.UP.FTS.B , 22 .28% , 2/15/27 .... 1,615 1,590
L2629665.UP.FTS.B , 24 .47% , 2/15/27 .... 2,444 1,829
L2634268.UP.FTS.B , 25 .05% , 2/15/27 .... 756 745
L2632154.UP.FTS.B , 25 .31% , 2/15/27 .... 7,770 7,660
L2636370.UP.FTS.B , 25 .4% , 2/15/27 .... 1,097 351
L2631893.UP.FTS.B , 25 .41% , 2/15/27 .... 1,151 1,134
L2634591.UP.FTS.B , 25 .45% , 2/15/27 .... 364 359
FW2631141.UP.FTS.B , 25 .72% , 2/15/27 .. 4,381 4,320
L2634677.UP.FTS.B , 25 .78% , 2/15/27 .... 1,331 1,313
L2636195.UP.FTS.B , 25 .92% , 2/15/27 .... 5,000 4,929
L2635199.UP.FTS.B , 26 .23% , 2/15/27 .... 2,108 2,079
FW2634760.UP.FTS.B , 26 .38% , 2/15/27 .. 1,978 1,950

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2637086.UP.FTS.B , 26 .68% , 2/15/27 .. $ 1,112 $ 1,096
FW2632183.UP.FTS.B , 27 .72% , 2/15/27 .. 2,399 2,367
FW2629864.UP.FTS.B , 30 .9% , 2/15/27 ... 895 671
FW2631968.UP.FTS.B , 30 .98% , 2/15/27 .. 1,449 1,429
FW2633604.UP.FTS.B , 31 .13% , 2/15/27 .. 941 929
L2640422.UP.FTS.B , 7 .19% , 2/16/27 .... 807 794
L2641249.UP.FTS.B , 9 .09% , 2/16/27 .... 3,766 3,691
FW2640044.UP.FTS.B , 9 .77% , 2/16/27 ... 1,458 1,430
L2628258.UP.FTS.B , 10 .4% , 2/16/27 .... 4,269 4,200
L2639939.UP.FTS.B , 10 .73% , 2/16/27 .... 3,790 3,728
L2640107.UP.FTS.B , 11 .57% , 2/16/27 .... 2,861 2,815
L2642580.UP.FTS.B , 11 .66% , 2/16/27 .... 937 922
L2642829.UP.FTS.B , 11 .96% , 2/16/27 .... 5,759 5,667
L2640589.UP.FTS.B , 12 .31% , 2/16/27 .... 13,528 13,313
L2637999.UP.FTS.B , 12 .45% , 2/16/27 .... 3,036 2,988
L2639543.UP.FTS.B , 14 .06% , 2/16/27 .... 2,787 2,744
L2637807.UP.FTS.B , 14 .59% , 2/16/27 .... 4,107 4,044
L2643572.UP.FTS.B , 14 .72% , 2/16/27 .... 563 555
FW2640160.UP.FTS.B , 14 .88% , 2/16/27 .. 6,495 6,395
L2643245.UP.FTS.B , 15 .83% , 2/16/27 .... 6,222 6,127
b
FW2637690.UP.FTS.B , 16 .3% , 2/16/27 ... 2,647 191
FW2643607.UP.FTS.B , 16 .31% , 2/16/27 .. 14,438 14,301
FW2638305.UP.FTS.B , 16 .48% , 2/16/27 .. 3,153 3,124
L2639711.UP.FTS.B , 16 .7% , 2/16/27 ..... 465 461
L2641429.UP.FTS.B , 17 .81% , 2/16/27 .... 3,844 3,809
L2638277.UP.FTS.B , 18 .32% , 2/16/27 .... 1,497 1,483
L2639587.UP.FTS.B , 20 .1% , 2/16/27 .... 1,225 1,208
FW2640938.UP.FTS.B , 20 .16% , 2/16/27 .. 3,351 3,302
L2643431.UP.FTS.B , 20 .38% , 2/16/27 .... 4,855 3,534
FW2639130.UP.FTS.B , 21 .01% , 2/16/27 .. 1,242 1,224
L2641584.UP.FTS.B , 21 .92% , 2/16/27 .... 16,800 16,579
L2631819.UP.FTS.B , 22 .11% , 2/16/27 .... 6,611 6,515
L2637903.UP.FTS.B , 22 .13% , 2/16/27 .... 3,668 3,620
L2639752.UP.FTS.B , 22 .85% , 2/16/27 .... 15,954 15,749
FW2643737.UP.FTS.B , 23 .79% , 2/16/27 .. 4,845 4,777
L2644184.UP.FTS.B , 24 .14% , 2/16/27 .... 3,485 990
L2638887.UP.FTS.B , 24 .84% , 2/16/27 .... 657 648
L2642235.UP.FTS.B , 24 .97% , 2/16/27 .... 495 489
L2644251.UP.FTS.B , 25 .49% , 2/16/27 .... 432 323
L2643938.UP.FTS.B , 25 .5% , 2/16/27 .... 518 511
L2638678.UP.FTS.B , 25 .84% , 2/16/27 .... 2,350 2,317
FW2638017.UP.FTS.B , 27 .09% , 2/16/27 .. 2,914 2,877
FW2636711.UP.FTS.B , 27 .4% , 2/16/27 ... 3,410 3,367
FW2644630.UP.FTS.B , 28 .55% , 2/16/27 .. 3,844 2,859
FW2639696.UP.FTS.B , 30 .14% , 2/16/27 .. 353 348
FW2642792.UP.FTS.B , 31 .15% , 2/16/27 .. 386 28
FW2639361.UP.FTS.B , 31 .17% , 2/16/27 .. 500 494
FW2638060.UP.FTS.B , 31 .21% , 2/16/27 .. 933 923
FW2645630.UP.FTS.B , 12 .87% , 2/17/27 .. 2,863 2,821
L2644980.UP.FTS.B , 12 .95% , 2/17/27 .... 469 462
FW2645588.UP.FTS.B , 15 .61% , 2/17/27 .. 1,166 869
L2645010.UP.FTS.B , 20 .52% , 2/17/27 .... 3,456 3,411
FW2642053.UP.FTS.B , 21 .61% , 2/17/27 .. 1,306 1,288
L2645131.UP.FTS.B , 25 .45% , 2/17/27 .... 429 423
FW2645571.UP.FTS.B , 26 .48% , 2/17/27 .. 1,344 1,328
FW2645842.UP.FTS.B , 30 .86% , 2/17/27 .. 1,017 1,005
FW2639867.UP.FTS.B , 26 .3% , 2/19/27 ... 697 688
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2633374.UP.FTS.B , 7 .21% , 2/22/27 .... $ 4,720 $ 4,603
b
L2642691.UP.FTS.B , 8 .69% , 2/23/27 .... 11,979 874
FW2636201.UP.FTS.B , 12 .12% , 2/28/27 .. 1,900 1,869
FW2645675.UP.FTS.B , 15 .8% , 2/28/27 ... 7,839 7,766
L2643974.UP.FTS.B , 25 .5% , 2/28/27 .... 1,216 1,200
FW2644598.UP.FTS.B , 29 .38% , 3/01/27 .. 4,035 3,985
L1874284.UP.FTS.B , 13 .39% , 3/18/27 .... 1,889 1,860
L1874238.UP.FTS.B , 17 .32% , 3/18/27 .... 1,813 1,318
b
L1873877.UP.FTS.B , 25 .05% , 3/18/27 .... 2,038 102
FW1873866.UP.FTS.B , 28 .25% , 3/18/27 .. 365 272
FW1874435.UP.FTS.B , 31 .05% , 3/18/27 .. 701 693
FW1872975.UP.FTS.B , 32 .03% , 3/18/27 .. 1,693 508
L1874548.UP.FTS.B , 26 .04% , 3/26/27 .... 2,475 2,445
b
L1873528.UP.FTS.B , 25 .71% , 3/28/27 .... 3,114 536
b
FW1874302.UP.FTS.B , 13 .81% , 4/02/27 .. 26,379 –
FW2204427.UP.FTS.B , 30 .34% , 4/08/27 .. 2,854 1,832
L1947969.UP.FTS.B , 8 .25% , 4/09/27 .... 855 478
L1991534.UP.FTS.B , 12 .48% , 4/09/27 .... 1,785 1,755
L2004674.UP.FTS.B , 22 .44% , 4/09/27 .... 4,496 2,688
L2006933.UP.FTS.B , 23 .7% , 4/09/27 .... 2,190 2,155
L2006560.UP.FTS.B , 24 .67% , 4/09/27 .... 3,028 2,979
L2004971.UP.FTS.B , 25 .6% , 4/09/27 .... 3,527 3,464
FW2007255.UP.FTS.B , 28 .65% , 4/09/27 .. 2,400 2,361
FW2009107.UP.FTS.B , 29 .81% , 4/09/27 .. 1,432 1,409
FW2008461.UP.FTS.B , 31 .23% , 4/09/27 .. 595 586
L2008701.UP.FTS.B , 10 .48% , 4/16/27 .... 1,952 599
L2078117.UP.FTS.B , 17 .47% , 4/19/27 .... 1,622 461
L2079526.UP.FTS.B , 17 .98% , 4/19/27 .... 1,166 1,148
L2078541.UP.FTS.B , 18 .53% , 4/19/27 .... 1,094 1,079
b
L2080091.UP.FTS.B , 20 .35% , 4/19/27 .... 1,136 81
L2076557.UP.FTS.B , 21 .86% , 4/19/27 .... 9,380 9,273
L2078089.UP.FTS.B , 22 .76% , 4/19/27 .... 7,644 7,545
FW2078029.UP.FTS.B , 23 .15% , 4/19/27 .. 1,543 1,178
FW2077484.UP.FTS.B , 23 .29% , 4/19/27 .. 7,029 2,072
FW2076494.UP.FTS.B , 27 .89% , 4/19/27 .. 1,904 1,884
b
FW2079921.UP.FTS.B , 29 .67% , 4/19/27 .. 1,622 116
L2005313.UP.FTS.B , 17 .04% , 4/20/27 .... 17,598 17,414
FW2009466.UP.FTS.B , 29 .96% , 4/24/27 .. 829 818
L2412142.UP.FTS.B , 8 .74% , 4/26/27 .... 5,132 5,017
L2196542.UP.FTS.B , 14 .21% , 5/07/27 .... 3,469 1,867
FW2198673.UP.FTS.B , 15 .71% , 5/07/27 .. 8,858 4,845
b
L2197670.UP.FTS.B , 22 .54% , 5/07/27 .... 1,416 16
L2197891.UP.FTS.B , 23 .8% , 5/07/27 .... 1,223 1,201
FW2198564.UP.FTS.B , 27 .96% , 5/07/27 .. 1,993 1,958
FW2197220.UP.FTS.B , 29 .81% , 5/07/27 .. 1,121 1,103
b
FW2196279.UP.FTS.B , 31 .01% , 5/07/27 .. 1,865 132
L2203856.UP.FTS.B , 13 .82% , 5/08/27 .... 12,256 3,290
L2205206.UP.FTS.B , 15 .97% , 5/08/27 .... 11,367 11,242
L2205436.UP.FTS.B , 16 .02% , 5/08/27 .... 13,386 13,232
L2201272.UP.FTS.B , 16 .5% , 5/08/27 .... 1,695 1,664
L2205691.UP.FTS.B , 16 .93% , 5/08/27 .... 11,399 825
L2203740.UP.FTS.B , 19 .62% , 5/08/27 .... 861 846
b
FW2202220.UP.FTS.B , 20 .45% , 5/08/27 .. 11,075 1,844
b
L2203340.UP.FTS.B , 21 .11% , 5/08/27 .... 1,861 299
L2204624.UP.FTS.B , 23 .54% , 5/08/27 .... 10,485 6,021

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2204118.UP.FTS.B , 23 .56% , 5/08/27 .... $ 7,474 $ 7,344
FW2202542.UP.FTS.B , 24 .64% , 5/08/27 .. 2,325 2,288
L2203217.UP.FTS.B , 25 .16% , 5/08/27 .... 420 412
FW2201944.UP.FTS.B , 25 .52% , 5/08/27 .. 2,736 1,554
L2195192.UP.FTS.B , 17 .22% , 5/15/27 .... 1,354 1,339
L2197038.UP.FTS.B , 12 .26% , 5/16/27 .... 1,395 370
FW2198942.UP.FTS.B , 24 .77% , 5/18/27 .. 7,846 5,616
FW2645832.UP.FTS.B , 18 .88% , 5/21/27 .. 5,207 5,161
L2194879.UP.FTS.B , 17 .51% , 5/22/27 .... 7,086 4,924
FW2195399.UP.FTS.B , 29 .81% , 5/22/27 .. 1,190 1,171
L2203741.UP.FTS.B , 7 .33% , 5/23/27 .... 5,144 5,030
FW2199867.UP.FTS.B , 13 .82% , 5/23/27 .. 6,539 6,423
L2203381.UP.FTS.B , 18 .04% , 5/23/27 .... 3,400 3,361
L2204897.UP.FTS.B , 23 .87% , 5/23/27 .... 13,442 9,440
FW2185665.UP.FTS.B , 20 .17% , 6/08/27 .. 3,397 243
L2412468.UP.FTS.B , 7 .67% , 6/11/27 ..... 16,240 8,291
L2412874.UP.FTS.B , 8 .03% , 6/11/27 ..... 2,344 1,205
L2412901.UP.FTS.B , 8 .44% , 6/11/27 ..... 4,718 4,608
L2408318.UP.FTS.B , 10 .27% , 6/11/27 .... 1,428 1,400
L2413229.UP.FTS.B , 11 .26% , 6/11/27 .... 7,138 3,747
FW2407472.UP.FTS.B , 18 .08% , 6/11/27 .. 10,838 10,648
L2413373.UP.FTS.B , 23 .72% , 6/11/27 .... 16,202 4,361
FW2409812.UP.FTS.B , 24 .81% , 6/11/27 .. 1,402 1,379
FW2411228.UP.FTS.B , 26 .37% , 6/11/27 .. 1,923 1,892
FW2413018.UP.FTS.B , 30 .69% , 6/11/27 .. 370 364
L2415490.UP.FTS.B , 12 .71% , 6/12/27 .... 6,033 1,551
L2415810.UP.FTS.B , 22 .13% , 6/12/27 .... 1,826 1,797
L2418697.UP.FTS.B , 22 .86% , 6/12/27 .... 1,820 1,792
b
L2417411.UP.FTS.B , 24% , 6/12/27 ...... 6,376 462
b
FW2414026.UP.FTS.B , 30 .61% , 6/12/27 .. 587 92
FW2418092.UP.FTS.B , 30 .98% , 6/12/27 .. 678 669
L2412701.UP.FTS.B , 25 .09% , 6/15/27 .... 449 442
FW2411936.UP.FTS.B , 13 .61% , 6/26/27 .. 2,676 2,626
L2198053.UP.FTS.B , 20 .47% , 7/08/27 .... 1,817 1,785
FW1711888.UP.FTS.B , 15 .29% , 7/14/27 .. 2,538 2,510
b
L1711759.UP.FTS.B , 15 .35% , 7/14/27 .... 3,518 232
L2637476.UP.FTS.B , 21 .48% , 7/15/27 .... 5,090 1,358
L2633167.UP.FTS.B , 24 .54% , 7/15/27 .... 2,967 2,049
FW2634310.UP.FTS.B , 27 .59% , 7/15/27 .. 3,931 3,880
FW2634423.UP.FTS.B , 28 .99% , 7/15/27 .. 11,827 8,402
FW2637881.UP.FTS.B , 14 .54% , 7/16/27 .. 2,189 2,148
L2639355.UP.FTS.B , 21 .49% , 7/16/27 .... 1,582 1,558
FW2639691.UP.FTS.B , 23 .69% , 7/16/27 .. 7,293 7,172
L2645113.UP.FTS.B , 10 .21% , 7/17/27 .... 2,872 2,817
FW2645472.UP.FTS.B , 26 .31% , 7/17/27 .. 7,611 7,502
FW2632915.UP.FTS.B , 24 .46% , 7/20/27 .. 6,504 6,395
FW2644628.UP.FTS.B , 30 .88% , 7/24/27 .. 838 829
L2642277.UP.FTS.B , 22 .82% , 7/28/27 .... 2,938 2,897
L2407955.UP.FTS.B , 27% , 8/11/27 ...... 3,050 218
L2009631.UP.FTS.B , 16 .91% , 9/09/27 .... 3,248 3,209
b
L2004813.UP.FTS.B , 23 .68% , 9/09/27 .... 3,310 –
FW2007802.UP.FTS.B , 23 .93% , 9/09/27 .. 15,657 15,327
L2004302.UP.FTS.B , 21 .93% , 9/24/27 .... 1,332 1,306
FW2005949.UP.FTS.B , 25 .57% , 9/24/27 .. 3,251 3,197
FW2192438.UP.FTS.B , 23 .66% , 10/07/27 . 4,197 2,633
L2202159.UP.FTS.B , 13 .54% , 10/08/27 ... 9,657 9,430
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2201626.UP.FTS.B , 25 .65% , 10/08/27 ... $ 3,108 $ 798
L2206615.UP.FTS.B , 25 .87% , 10/08/27 ... 9,116 4,641
b
FW2202975.UP.FTS.B , 30 .2% , 10/08/27 .. 2,446 121
L2641861.UP.FTS.B , 16 .53% , 10/17/27 ... 4,451 322
L2200600.UP.FTS.B , 11 .71% , 10/23/27 ... 1,834 1,796
FW2410081.UP.FTS.B , 8 .78% , 11/11/27 .. 2,977 216
L2413593.UP.FTS.B , 23 .06% , 11/11/27 ... 4,875 1,189
FW2410499.UP.FTS.B , 31 .67% , 11/11/27 . 837 825
FW2415964.UP.FTS.B , 31 .16% , 11/12/27 . 563 555
L2645397.UP.FTS.B , 26 .19% , 11/19/27 ... 1,295 1,276
FW2406392.UP.FTS.B , 23 .41% , 12/11/27 . 3,507 254
L2644100.UP.FTS.B , 5 .16% , 12/16/27 .... 1,305 1,275
FW2643411.UP.FTS.B , 29 .58% , 12/16/27 . 3,038 2,999
L1710242.UP.FTS.B , 16 .42% , 9/14/28 .... 1,520 1,499
L1973640.UP.FTS.B , 20 .1% , 11/09/28 .... 5,962 5,886
L2009558.UP.FTS.B , 26 .34% , 11/09/28 ... 10,175 10,159
L2195991.UP.FTS.B , 26 .01% , 12/07/28 ... 5,763 5,765
L2204377.UP.FTS.B , 25 .94% , 12/08/28 ... 2,782 2,754
L2635238.UP.FTS.B , 13 .81% , 2/15/29 .... 8,349 8,309
L2631621.UP.FTS.B , 15 .64% , 2/15/29 .... 12,335 12,137
L2633434.UP.FTS.B , 17 .36% , 2/15/29 .... 2,701 2,693
1,519,865
Total Marketplace Loans (Cost
$ 11,006,095 ) .......................
$3,924,933
a
The rate shown represents the yield at period end.
b
Defaulted security or security for which income has been deemed uncollectible.

Franklin Strategic Series
Schedule of Investments (unaudited), January 31, 2026
Franklin Core Plus Bond Fund
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At January 31, 2026 , the Fund had the following futures contracts outstanding.
At January 31, 2026 , the Fund had the following forward exchange contracts outstanding.
At January 31, 2026 , the Fund had the following credit default swap contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
Euro-Bobl .................................. Short 29 $ 4,008,486 3/06/26 $ (8,081)
Euro-Bund ................................. Short 28 4,253,937 3/06/26 8,522
U.S. Treasury 10 Year Notes .................... Short 262 29,298,969 3/20/26 (59,396)
U.S. Treasury 10 Year Ultra Notes ................ Long 512 58,448,000 3/20/26 (547,387)
U.S. Treasury 2 Year Notes ..................... Short 1 208,492 3/31/26 366
U.S. Treasury 5 Year Notes ..................... Short 168 18,300,188 3/31/26 56,249
U.S. Treasury Long Bonds ..................... Long 1,037 119,384,625 3/20/26 (2,116,053)
U.S. Treasury Ultra Bonds ...................... Long 204 23,957,250 3/20/26 (438,307)
Total Futures Contracts ...................................................................... $(3,104,087)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. JPHQ Sell 2,247,000 2,628,362 4/13/26 $ — $ (44,035)
Euro ............. JPHQ Sell 485,000 566,309 4/30/26 — (10,920)
Euro ............. JPHQ Sell 3,974,000 4,614,963 5/26/26 — (120,198)
Euro ............. JPHQ Sell 2,600,000 3,085,770 6/22/26 — (15,966)
Total Forward Exchange Contracts ................................................... — $(191,119)
Net unrealized appreciation (depreciation) ............................................ $(191,119)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Buy Protection
c
Traded Index
CDX.NA.HY.44 . (5.00)% Quarterly 6/20/30 60,650,000 $ (5,512,864) $ (2,918,768) $ (2,594,096)

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At January 31, 2026, the Fund had the following interest rate swap contracts outstanding.
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts (continued)
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.HY.45 . 5.00% Quarterly 12/20/30 10,230,000 $ 906,511 $ 710,208 $ 196,303
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $(4,606,353) $(2,208,560) $(2,397,793)
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CDX.NA.HY.45 . (5.00)% Quarterly CITI 12/20/30 9,300,000 (1,459,841) (1,359,067) (100,774)
Total OTC Swap Contracts .............................................. $(1,459,841) $(1,359,067) $(100,774)
Total Credit Default Swap Contracts .................................... $(6,066,194) $ (3,567,627) $(2,498,567)
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.75% .... Annual 3/18/36 23,539,000 $ 234,207 $ 8,451 $ 225,756
Total Interest Rate Swap Contracts ................................. $234,207 $ 8,451 $225,756
*
In U.S. dollars unless otherwise indicated.
See Abbreviations on page 101.

Franklin Strategic Series
Schedule of Investments (unaudited), January 31, 2026
Franklin Growth Opportunities Fund
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.0%
Aerospace & Defense 5.3%
a,b,c
Anduril Industries, Inc. , B ............................. United States 117,526 $ 7,286,612
a,b,c
Anduril Industries, Inc. , C ............................. United States 55 3,410
b
Axon Enterprise, Inc. ................................. United States 80,066 38,718,316
BWX Technologies, Inc. .............................. United States 168,598 34,635,087
Curtiss-Wright Corp. ................................. United States 83,386 54,758,753
Howmet Aerospace, Inc. .............................. United States 183,253 38,131,284
a,b,c
Space Exploration Technologies Corp. , A .................. United States 142,857 60,142,797
233,676,259
Automobiles 3.0%
b
Tesla, Inc. ......................................... United States 303,763 130,742,633
Beverages 0.6%
Coca-Cola Co. (The) ................................. United States 326,610 24,433,694
Biotechnology 2.1%
b
Insmed, Inc. ....................................... United States 270,335 42,407,451
b
Natera, Inc. ........................................ United States 216,932 50,141,663
92,549,114
Broadline Retail 5.3%
b
Amazon.com, Inc. ................................... United States 974,686 233,242,360
Building Products 1.1%
Trane Technologies plc ............................... United States 110,655 46,539,280
Capital Markets 2.2%
Ares Management Corp. , A ............................ United States 233,160 34,897,057
b
Robinhood Markets, Inc. , A ............................ United States 243,955 24,268,643
S&P Global, Inc. .................................... United States 67,706 35,734,550
94,900,250
Chemicals 0.8%
Linde plc .......................................... United States 80,837 36,940,084
Commercial Services & Supplies 1.1%
a,b,c
Celonis SE ........................................ Germany 4,619 687,763
a,b,c
Celonis SE , D ...................................... Germany 25,571 3,807,491
a,b
Optoro, Inc. ........................................ United States 556,026 —
Republic Services, Inc. , A ............................. United States 209,953 45,158,791
49,654,045
Communications Equipment 1.1%
b
Arista Networks, Inc. ................................. United States 351,009 49,752,016
Construction Materials 0.8%
Martin Marietta Materials, Inc. .......................... United States 57,275 37,340,436
Consumer Staples Distribution & Retail 1.6%
Casey's General Stores, Inc. ........................... United States 115,652 70,142,938
Electrical Equipment 1.0%
GE Vernova, Inc. .................................... United States 63,348 46,014,087
Electronic Equipment, Instruments & Components 3.0%
Amphenol Corp. , A .................................. United States 766,808 110,481,697
b
Celestica, Inc. ...................................... Canada 74,998 21,073,688
131,555,385

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Entertainment 2.2%
b
Netflix, Inc. ........................................ United States 571,680 $ 47,729,563
b
ROBLOX Corp. , A ................................... United States 402,009 26,436,112
b
Spotify Technology SA ................................ United States 42,129 21,079,245
95,244,920
Financial Services 2.1%
Mastercard, Inc. , A .................................. United States 169,506 91,328,138
Ground Transportation 1.0%
Old Dominion Freight Line, Inc. ......................... United States 126,083 21,837,575
b
Uber Technologies, Inc. ............................... United States 277,899 22,245,815
44,083,390
Health Care Equipment & Supplies 1.6%
b
Boston Scientific Corp. ............................... United States 237,038 22,170,164
b
Dexcom, Inc. ....................................... United States 359,238 26,238,744
b
Intuitive Surgical, Inc. ................................ United States 41,520 20,935,214
69,344,122
Health Care Providers & Services 1.7%
McKesson Corp. .................................... United States 88,962 73,946,104
Hotels, Restaurants & Leisure 1.5%
b
DoorDash, Inc. , A ................................... United States 205,632 42,076,420
Wingstop, Inc. ...................................... United States 93,528 24,825,137
66,901,557
Interactive Media & Services 9.8%
Alphabet, Inc. , C .................................... United States 669,462 226,632,971
Meta Platforms, Inc. , A ............................... United States 283,248 202,947,192
429,580,163
IT Services 1.5%
a,b,c
Canva Australia Holdings Pty. Ltd. , A ..................... Australia 3,094 5,093,157
a,b,c
Canva Australia Holdings Pty. Ltd. , B ..................... Australia 11,829 19,472,190
b
Shopify, Inc. , A ..................................... Canada 300,846 39,480,021
64,045,368
Leisure Products 1.5%
a,b,c
Fanatics Holdings, Inc. ............................... United States 1,029,939 68,167,578
Life Sciences Tools & Services 1.0%
b
Repligen Corp. ..................................... United States 213,219 31,848,522
b,d
Tempus AI, Inc. , A ................................... United States 186,393 11,150,029
42,998,551
Machinery 1.0%
Parker-Hannifin Corp. ................................ United States 47,348 44,310,152
Personal Care Products 0.3%
b
Oddity Tech Ltd. , A .................................. Israel 373,526 12,266,594
Pharmaceuticals 3.4%
Eli Lilly & Co. ...................................... United States 112,675 116,860,876
b
Jazz Pharmaceuticals plc ............................. United States 203,213 33,426,507
150,287,383

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services 0.5%
Verisk Analytics, Inc. , A ............................... United States 98,714 $ 21,466,346
Semiconductors & Semiconductor Equipment 21.4%
b
Advanced Micro Devices, Inc. .......................... United States 149,386 35,364,148
Analog Devices, Inc. ................................. United States 100,531 31,253,077
Broadcom, Inc. ..................................... United States 715,864 237,165,743
KLA Corp. ......................................... United States 15,916 22,727,093
b
Lattice Semiconductor Corp. ........................... United States 437,397 35,219,207
Monolithic Power Systems, Inc. ......................... United States 54,601 61,379,714
NVIDIA Corp. ...................................... United States 2,310,569 441,619,053
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 160,443 53,036,038
Teradyne, Inc. ...................................... United States 98,639 23,776,931
941,541,004
Software 9.3%
a,b,c
Aestas Management Co. LLC .......................... United States 8,668 4,127,051
b
AppLovin Corp. , A ................................... United States 81,465 38,541,906
b
Autodesk, Inc. ...................................... United States 39,996 10,113,788
a,b,c
ClearMotion, Inc. .................................... United States 6,309,366 799,674
b
Crowdstrike Holdings, Inc. , A ........................... United States 57,593 25,421,838
b
Fair Isaac Corp. .................................... United States 18,911 27,670,008
a,b
Fortinet, Inc. ....................................... United States 810,440 —
Microsoft Corp. ..................................... United States 560,747 241,283,827
Oracle Corp. ....................................... United States 81,163 13,357,807
a,b,c
Plaid, Inc. , A ....................................... Japan 56,433 9,398,194
a,b,c
Stripe, Inc. , B ...................................... United States 260,482 10,880,732
b
Synopsys, Inc. ..................................... United States 53,327 24,803,188
406,398,013
Specialty Retail 1.8%
b
AutoZone, Inc. ..................................... United States 11,877 43,995,853
b
Carvana Co. , A ..................................... United States 90,366 36,246,706
80,242,559
Technology Hardware, Storage & Peripherals 5.9%
Apple, Inc. ........................................ United States 919,424 238,572,139
b
Pure Storage, Inc. , A ................................. United States 310,470 21,590,084
260,162,223
Trading Companies & Distributors 0.5%
b,d
QXO, Inc. ......................................... United States 931,611 20,663,132
Total Common Stocks (Cost $ 2,094,299,866 ) ..................................
4,260,459,878
Convertible Preferred Stocks 2.1%
Aerospace & Defense 0.3%
a,b,c
Anduril Industries, Inc. , G ............................. United States 180,222 11,173,764
Automobile Components 0.2%
a,b,c
Flock Group, Inc. , B ................................. United States 750,387 8,636,609
a,b,c
Flock Group, Inc. , C ................................. United States 80,684 928,636
a,b,c
Flock Group, Inc. , F-1 ................................ United States 21,303 245,187
9,810,432
Software 1.6%
a,b,c
Databricks, Inc. , G .................................. United States 338,280 64,273,200

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 101
.
a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks
(continued)
Software (continued)
a,b,c
OneTrust LLC , C .................................... United States 517,056 $ 7,127,598
71,400,798
Total Convertible Preferred Stocks (Cost $ 50,096,490 ) .........................
92,384,994
Preferred Stocks 0.3%
Software 0.3%
a,b,c
Anthropic PBC , F-1 .................................. United States 49,656 12,867,677
a,b,c
ClearMotion, Inc. , A-3 ................................ United States 417,667 66,067
a,b,c
ClearMotion, Inc. , A-4 ................................ United States 2,606,463 385,225
13,318,969
Total Preferred Stocks (Cost $ 7,251,387 ) .....................................
13,318,969
Escrows and Litigation Trusts 0.0%
a,b
Wheels Up Experience, Inc., Escrow Account .............. United States 10,278 —
Total Escrows and Litigation Trusts (Cost $ – ) .................................
—
Total Long Term Investments (Cost $ 2,151,647,743 ) ...........................
4,366,163,841
a
Short Term Investments 1.2%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.7%
e,f
Franklin Institutional U.S. Government Money Market Fund ,
3.603% ......................................... United States 32,171,495 32,171,495
Total Money Market Funds (Cost $ 32,171,495 ) ................................
32,171,495
Investments from Cash Collateral Received for
Loaned Securities 0.5%
Money Market Funds 0.5%
e,f
Franklin Institutional U.S. Government Money Market Fund ,
3.603% ......................................... United States 20,432,650 20,432,650
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 20,432,650 ) .........................................................
20,432,650
Total Short Term Investments (Cost $ 52,604,145 ) ..............................
52,604,145
a
Total Investments (Cost $ 2,204,251,888 ) 100.6% ..............................
$4,418,767,986
Other Assets, less Liabilities (0.6) % .........................................
(26,303,150)
Net Assets 100.0% .........................................................
$4,392,464,836
a a a
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Non-income producing.

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

c
See Note 3 regarding restricted securities.
d
A portion or all of the security is on loan at January 31, 2026.
e
See Note 5 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Schedule of Investments (unaudited), January 31, 2026
Franklin Natural Resources Fund
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares a Value
a
Common Stocks 93.7%
Agricultural Products & Services 0.7%
Bunge Global SA ..................................... United States 28,400 $ 3,234,192
Coal & Consumable Fuels 0.8%
Cameco Corp. ....................................... Canada 29,700 3,664,683
Construction & Engineering 0.5%
a
Cadeler A/S , ADR ..................................... Denmark 90,424 2,161,134
a
Construction Materials 2.0%
Martin Marietta Materials, Inc. ............................ United States 13,600 8,866,520
Copper 7.9%
Antofagasta plc ....................................... Chile 126,400 6,263,311
a
Capstone Copper Corp. ................................ Canada 495,300 5,488,985
a
ERO Copper Corp. .................................... Brazil 166,700 5,592,374
Freeport-McMoRan, Inc. ................................ United States 158,500 9,546,455
Lundin Mining Corp. ................................... Chile 355,300 8,963,063
35,854,188
Diversified Chemicals 0.1%
Huntsman Corp. ...................................... United States 64,100 693,562
Diversified Metals & Mining 11.9%
a
Aclara Resources, Inc. ................................. United Kingdom 431,100 1,152,428
a,b
Aclara Resources, Inc. , 144A ............................ United Kingdom 510,754 1,365,362
Anglo American plc .................................... South Africa 51,516 2,388,684
c
BHP Group Ltd. , ADR .................................. Australia 182,400 12,536,352
a
Brazilian Rare Earths Ltd. ............................... Australia 581,286 1,538,158
Glencore plc ......................................... Australia 313,300 2,135,878
Hudbay Minerals, Inc. .................................. Canada 158,000 3,742,151
a
IperionX Ltd. ......................................... Australia 649,100 3,252,873
a
Ivanhoe Electric, Inc. ................................... United States 71,100 1,215,099
a
Ivanhoe Mines Ltd. , A .................................. Congo 232,000 2,933,970
a
Lindian Resources Ltd. ................................. Australia 5,933,452 1,755,998
a,c
MP Materials Corp. .................................... United States 43,500 2,556,495
Rio Tinto plc , ADR ..................................... Australia 76,500 6,963,795
South32 Ltd. ......................................... Australia 685,800 2,172,524
Teck Resources Ltd. , B ................................. Canada 135,700 7,295,232
53,004,999
Electrical Components & Equipment 1.1%
a
Otovo ASA .......................................... Norway 8,112,864 1,314,165
a
T1 Energy, Inc. ....................................... Norway 449,500 3,744,335
5,058,500
Electronic Equipment & Instruments 0.5%
Badger Meter, Inc. ..................................... United States 14,800 2,169,384
Fertilizers & Agricultural Chemicals 3.5%
Corteva, Inc. ......................................... United States 115,200 8,386,560
Nutrien Ltd. .......................................... Canada 103,400 7,123,226
15,509,786
Gold 12.4%
Agnico Eagle Mines Ltd. ................................ Canada 57,900 11,006,379
Alamos Gold, Inc. , A ................................... Canada 110,700 4,102,318
Barrick Mining Corp. ................................... Canada 322,500 14,767,275
a
Equinox Gold Corp. .................................... Canada 414,700 5,930,210
a
New Gold, Inc. ....................................... Canada 138,500 1,389,155

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Natural Resources Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
Newmont Corp. ....................................... United States 168,700 $ 18,953,445
56,148,782
Heavy Electrical Equipment 0.6%
GE Vernova, Inc. ...................................... United States 3,600 2,614,932
Industrial Gases 3.8%
Air Products and Chemicals, Inc. .......................... United States 28,400 7,739,000
Linde plc ............................................ United States 20,500 9,367,885
17,106,885
Industrial Machinery & Supplies & Components 0.6%
Xylem, Inc. .......................................... United States 21,200 2,922,844
Integrated Oil & Gas 12.1%
Chevron Corp. ....................................... United States 74,640 13,203,816
Exxon Mobil Corp. ..................................... United States 133,806 18,920,168
Occidental Petroleum Corp. ............................. United States 84,000 3,812,760
Shell plc , ADR ........................................ United States 91,200 7,025,136
Suncor Energy, Inc. .................................... Canada 129,300 6,834,151
c
TotalEnergies SE ..................................... France 63,100 4,568,440
54,364,471
Metal, Glass & Plastic Containers 0.9%
Ball Corp. ........................................... United States 39,000 2,217,930
Crown Holdings, Inc. ................................... United States 19,300 2,020,324
4,238,254
Oil & Gas Drilling 0.3%
a
Precision Drilling Corp. ................................. Canada 17,200 1,371,528
a
Oil & Gas Equipment & Services 6.5%
Baker Hughes Co. , A ................................... United States 60,100 3,368,004
Cactus, Inc. , A ........................................ United States 34,300 1,928,689
Halliburton Co. ....................................... United States 52,400 1,756,448
Liberty Energy, Inc. , A .................................. United States 134,600 3,317,890
a
Oceaneering International, Inc. ........................... United States 38,600 1,161,860
Ranger Energy Services, Inc. , A .......................... United States 68,800 1,060,896
Select Water Solutions, Inc. , A ............................ United States 90,100 1,089,309
SLB Ltd. ............................................ United States 124,900 6,042,662
Solaris Energy Infrastructure, Inc. , A ....................... United States 25,400 1,401,826
Technip Energies NV ................................... France 39,199 1,536,187
TechnipFMC plc ...................................... United Kingdom 92,600 5,159,672
Trican Well Service Ltd. ................................. Canada 249,600 1,281,316
29,104,759
Oil & Gas Exploration & Production 13.9%
Aker BP ASA ......................................... Norway 91,900 2,705,344
Canadian Natural Resources Ltd. ......................... Canada 213,200 7,927,379
ConocoPhillips ....................................... United States 142,200 14,821,506
Coterra Energy, Inc. ................................... United States 365,100 10,533,135
EOG Resources, Inc. .................................. United States 56,100 6,290,493
EQT Corp. .......................................... United States 100,000 5,773,000
a
Infinity Natural Resources, Inc. , A ......................... United States 204,900 3,253,812
Matador Resources Co. ................................ United States 66,700 3,017,508
Ovintiv, Inc. .......................................... United States 60,800 2,642,976
Permian Resources Corp. , A ............................. United States 146,500 2,363,045
a
Tamboran Resources Corp. .............................. Australia 45,074 1,349,516

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Natural Resources Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares a Value
a
Common Stocks
(continued)
Oil & Gas Exploration & Production (continued)
Tourmaline Oil Corp. ................................... Canada 41,600 $ 1,968,717
62,646,431
Oil & Gas Refining & Marketing 3.4%
Marathon Petroleum Corp. .............................. United States 23,600 4,158,084
Phillips 66 ........................................... United States 48,100 6,905,236
Valero Energy Corp. ................................... United States 25,900 4,699,037
15,762,357
Oil & Gas Storage & Transportation 7.3%
Cheniere Energy, Inc. .................................. United States 17,300 3,659,296
Enbridge, Inc. ........................................ Canada 64,300 3,140,412
Kinder Morgan, Inc. .................................... United States 193,500 5,899,815
Targa Resources Corp. ................................. United States 33,200 6,672,536
TC Energy Corp. ...................................... Canada 104,300 6,119,281
Williams Cos., Inc. (The) ................................ United States 103,900 6,988,314
32,479,654
Paper & Plastic Packaging Products & Materials 0.5%
Packaging Corp. of America ............................. United States 10,400 2,314,520
Precious Metals & Minerals 0.1%
Valterra Platinum Ltd. .................................. South Africa 5,648 509,378
Specialty Chemicals 0.9%
Albemarle Corp. ...................................... United States 10,400 1,774,552
Neo Performance Materials, Inc. .......................... Canada 75,400 1,060,966
b
Neo Performance Materials, Inc. , 144A ..................... Canada 85,000 1,196,049
4,031,567
Steel 1.4%
Reliance, Inc. ........................................ United States 9,800 3,229,100
Vale SA , ADR , B ...................................... Brazil 199,400 3,204,358
6,433,458
Total Common Stocks (Cost $ 206,534,862 ) .....................................
422,266,768
a
Convertible Preferred Stocks 0.9%
Environmental & Facilities Services 0.4%
a,d,e
Redwood Materials, Inc. , E .............................. United States 39,802 1,899,983
a
Specialty Chemicals 0.5%
Albemarle Corp. , 7.25% ................................ United States 30,800 2,135,672
Total Convertible Preferred Stocks (Cost $ 3,439,982 ) ............................
4,035,655
Warrants
a a a a a
Warrants 0.1%
Integrated Oil & Gas 0.1%
a
Occidental Petroleum Corp. , 8/03/27 ....................... United States 17,900 421,187
Total Warrants (Cost $ 88,605 ) .................................................
421,187

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Natural Resources Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 101 .
a a
Country
Principal
Amount
*
a Value
a a a a a a
Convertible Bonds 0.6%
Gold 0.3%
b
B2Gold Corp. , Senior Note , 144A, 2.75% , 2/01/30 ............. Canada 933,000 $ 1,607,841
Oil & Gas Equipment & Services 0.3%
Oil States International, Inc. , Senior Note , 4.75% , 4/01/26 ....... United States 1,200,000 1,226,333
Total Convertible Bonds (Cost $ 2,133,000 ) .....................................
2,834,174
Total Long Term Investments (Cost $ 212,196,449 ) ...............................
429,557,784
a
Short Term Investments 6.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 4.1%
f,g
Franklin Institutional U.S. Government Money Market Fund , 3.603 % United States 18,544,074 18,544,074
Total Money Market Funds (Cost $ 18,544,074 ) ..................................
18,544,074
Investments from Cash Collateral Received for
Loaned Securities 2.3%
Money Market Funds 2.3%
f,g
Franklin Institutional U.S. Government Money Market Fund , 3.603 % United States 10,468,975 10,468,975
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 10,468,975 ) ................................................................
10,468,975
Total Short Term Investments (Cost $ 29,013,049 ) ................................
29,013,049
a
Total Investments (Cost $ 241,209,498 ) 101.7% ..................................
$458,570,833
Other Assets, less Liabilities (1.7) % ...........................................
(7,633,567)
Net Assets 100.0% ...........................................................
$450,937,266
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2026, the aggregate value of these securities was $4,169,252, representing 0.9% of net assets.
c
A portion or all of the security is on loan at January 31, 2026.
d
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
e
See Note 3 regarding restricted securities.
f
See Note 5 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Schedule of Investments (unaudited), January 31, 2026
Franklin Small Cap Growth Fund
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.5%
Aerospace & Defense 8.3%
a
AAR Corp. ........................................ United States 690,262 $ 73,105,648
BWX Technologies, Inc. .............................. United States 418,276 85,926,439
a
Kratos Defense & Security Solutions, Inc. ................. United States 386,519 39,815,322
a
York Space Systems, Inc. ............................. United States 147,119 4,994,690
203,842,099
Banks 1.8%
FB Financial Corp. .................................. United States 345,481 19,875,522
Western Alliance Bancorp ............................. United States 266,968 23,800,197
43,675,719
Biotechnology 10.0%
a
Apogee Therapeutics, Inc. ............................. United States 134,866 8,835,072
a
Arcutis Biotherapeutics, Inc. ........................... United States 344,407 8,737,606
a,b
ARS Pharmaceuticals, Inc. ............................ United States 704,527 7,038,225
a
Ascendis Pharma A/S , ADR ........................... Denmark 117,458 26,557,254
a
Benitec Biopharma, Inc. .............................. Australia 75,967 925,278
a,b
Bicara Therapeutics, Inc. .............................. United States 471,207 7,916,278
a
Bridgebio Pharma, Inc. ............................... United States 400,630 30,956,680
a
Centessa Pharmaceuticals plc , ADR ..................... United States 590,822 14,516,496
a
CG oncology, Inc. ................................... United States 241,287 12,558,988
a
Cytokinetics, Inc. .................................... United States 203,111 12,834,584
a
Dianthus Therapeutics, Inc. ............................ United States 163,883 8,749,713
a
Dyne Therapeutics, Inc. .............................. United States 467,829 8,369,461
a
Mirum Pharmaceuticals, Inc. ........................... United States 55,935 5,773,611
a
Newamsterdam Pharma Co. NV ........................ Netherlands 221,608 6,896,441
a
Olema Pharmaceuticals, Inc. ........................... United States 419,348 10,785,631
a
Oruka Therapeutics, Inc. .............................. United States 114,911 3,933,403
a
Praxis Precision Medicines, Inc. ........................ United States 38,709 12,154,626
a
PTC Therapeutics, Inc. ............................... United States 121,935 9,209,750
a
Revolution Medicines, Inc. ............................. United States 196,351 19,036,229
a
Soleno Therapeutics, Inc. ............................. United States 261,241 10,073,453
a
Syndax Pharmaceuticals, Inc. .......................... United States 679,164 13,793,821
a
Xenon Pharmaceuticals, Inc. ........................... Canada 184,067 7,548,588
247,201,188
Building Products 1.7%
AAON, Inc. ........................................ United States 475,124 43,264,792
Capital Markets 4.1%
Evercore, Inc. , A .................................... United States 109,608 38,721,218
Hamilton Lane, Inc. , A ................................ United States 87,938 12,420,363
Houlihan Lokey, Inc. , A ............................... United States 200,151 33,689,417
a,b
Miami International Holdings, Inc. ....................... United States 370,388 15,456,291
100,287,289
Commercial Services & Supplies 0.0%
a,c
Optoro, Inc. ........................................ United States 554,878 —
Communications Equipment 1.9%
a
Lumentum Holdings, Inc. .............................. United States 120,550 47,236,312
Construction & Engineering 4.9%
Arcosa, Inc. ....................................... United States 594,046 68,000,446
Granite Construction, Inc. ............................. United States 440,734 53,214,223
121,214,669

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Construction Materials 0.3%
b
Titan America SA ................................... Belgium 361,738 $ 6,279,772
Consumer Staples Distribution & Retail 1.0%
a
Performance Food Group Co. .......................... United States 270,396 25,809,298
Diversified Consumer Services 0.1%
a,b
Nerdy, Inc. ........................................ United States 2,208,757 2,164,582
Electronic Equipment, Instruments & Components 3.2%
Badger Meter, Inc. ................................... United States 131,506 19,276,149
a
Mirion Technologies, Inc. , A ............................ United States 707,908 17,584,435
Vontier Corp. ....................................... United States 1,136,014 42,600,525
79,461,109
Energy Equipment & Services 2.3%
Cactus, Inc. , A ...................................... United States 383,223 21,548,629
Liberty Energy, Inc. , A ................................ United States 1,412,394 34,815,512
56,364,141
Financial Services 1.7%
a
Flywire Corp. ...................................... United States 995,101 12,538,273
a
Paymentus Holdings, Inc. , A ........................... United States 1,106,506 29,576,905
42,115,178
Food Products 1.4%
a
Freshpet, Inc. ...................................... United States 514,722 35,876,123
Health Care Equipment & Supplies 4.0%
a
Ceribell, Inc. ....................................... United States 587,325 12,104,768
a
Haemonetics Corp. .................................. United States 332,684 22,176,715
a
Inspire Medical Systems, Inc. .......................... United States 127,912 9,693,171
a
Integer Holdings Corp. ............................... United States 465,432 40,427,424
a
Kestra Medical Technologies Ltd. ....................... United States 568,635 14,028,226
98,430,304
Health Care Providers & Services 4.5%
Ensign Group, Inc. (The) .............................. United States 91,487 15,704,659
a
GeneDx Holdings Corp. , A ............................. United States 133,797 12,879,299
a
Guardant Health, Inc. ................................ United States 266,273 30,365,773
a
HealthEquity, Inc. ................................... United States 271,014 23,217,769
a
Privia Health Group, Inc. .............................. United States 1,261,886 29,300,993
111,468,493
Health Care Technology 0.7%
a
Phreesia, Inc. ...................................... United States 1,349,638 18,125,638
Hotel & Resort REITs 0.5%
Pebblebrook Hotel Trust .............................. United States 1,079,302 12,325,629
Hotels, Restaurants & Leisure 3.9%
a
Cava Group, Inc. .................................... United States 344,996 20,913,657
a,b
Navan, Inc. , A ...................................... United States 522,612 5,999,586
a,b
Portillo's, Inc. , A .................................... United States 679,748 3,840,576
Red Rock Resorts, Inc. , A ............................. United States 137,989 8,711,246
Texas Roadhouse, Inc. , A ............................. United States 151,628 27,271,812
Wingstop, Inc. ...................................... United States 111,626 29,628,889
96,365,766

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Durables 2.0%
a
M/I Homes, Inc. ..................................... United States 183,849 $ 24,580,611
a
Tri Pointe Homes, Inc. ................................ United States 709,591 23,664,860
48,245,471
Life Sciences Tools & Services 1.7%
Bio-Techne Corp. ................................... United States 283,880 18,193,869
a
Repligen Corp. ..................................... United States 166,064 24,804,980
42,998,849
Machinery 2.2%
a,b
Alliance Laundry Holdings, Inc. ......................... United States 466,925 10,309,704
a
RBC Bearings, Inc. .................................. United States 86,675 43,308,897
53,618,601
Media 1.8%
New York Times Co. (The) , A ........................... United States 612,061 44,870,192
Oil, Gas & Consumable Fuels 1.6%
a
Infinity Natural Resources, Inc. , A ....................... United States 939,795 14,923,945
Matador Resources Co. .............................. United States 562,539 25,449,264
40,373,209
Passenger Airlines 1.9%
a
Alaska Air Group, Inc. ................................ United States 477,946 24,293,995
a
Allegiant Travel Co. .................................. United States 242,638 21,505,006
45,799,001
Personal Care Products 1.2%
a
BellRing Brands, Inc. ................................. United States 1,184,846 29,467,120
Pharmaceuticals 3.4%
a
Amylyx Pharmaceuticals, Inc. .......................... United States 542,384 7,750,667
a
EyePoint, Inc. ...................................... United States 1,282,222 17,335,642
a
Jazz Pharmaceuticals plc ............................. United States 152,570 25,096,239
a,b
LENZ Therapeutics, Inc. .............................. United States 206,641 3,269,061
a
Structure Therapeutics, Inc. , ADR ....................... United States 136,279 12,053,878
a
Terns Pharmaceuticals, Inc. ........................... United States 499,682 17,288,997
82,794,484
Professional Services 1.5%
a,b
Andersen Group, Inc. , A .............................. United States 844,180 18,951,841
a
Legalzoom.com, Inc. ................................. United States 1,950,747 17,342,141
36,293,982
Semiconductors & Semiconductor Equipment 8.8%
a
Credo Technology Group Holding Ltd. .................... United States 237,585 29,764,649
a
Lattice Semiconductor Corp. ........................... United States 658,680 53,036,914
a
Onto Innovation, Inc. ................................. United States 331,168 66,912,494
a
Silicon Laboratories, Inc. .............................. United States 137,134 19,534,738
a
SiTime Corp. ....................................... United States 133,591 48,508,228
217,757,023
Software 9.4%
a
AvePoint, Inc. ...................................... United States 253,472 2,947,879
a,c,d
ClearMotion, Inc. .................................... United States 3,698,772 468,797
a
Clearwater Analytics Holdings, Inc. , A .................... United States 428,984 10,334,225
a
Freshworks, Inc. , A .................................. United States 1,337,928 14,422,864
a
Gitlab, Inc. , A ...................................... United States 746,628 26,117,048

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Intapp, Inc. ........................................ United States 699,845 $ 23,759,738
a
JFrog Ltd. ......................................... United States 355,738 19,494,442
a
Klaviyo, Inc. , A ..................................... United States 922,961 20,498,964
a
LiveRamp Holdings, Inc. .............................. United States 693,586 16,888,819
a
nCino, Inc. ........................................ United States 1,015,364 21,678,021
a,b
Netskope, Inc. , A .................................... United States 1,227,268 18,224,930
a
Procore Technologies, Inc. ............................ United States 488,708 27,607,115
a
ServiceTitan, Inc. , A ................................. United States 392,118 30,718,524
233,161,366
Specialty Retail 1.7%
a
Boot Barn Holdings, Inc. .............................. United States 115,782 20,664,772
Lithia Motors, Inc. , A ................................. United States 63,812 20,639,353
41,304,125
Textiles, Apparel & Luxury Goods 1.0%
Steven Madden Ltd. ................................. United States 554,273 24,321,499
Trading Companies & Distributors 1.0%
Herc Holdings, Inc. .................................. United States 174,515 25,014,980
Total Common Stocks (Cost $ 1,556,685,699 ) ..................................
2,357,528,003
Convertible Preferred Stocks 2.6%
Automobile Components 0.5%
a,c,d
Flock Group, Inc. , G ................................. United States 987,540 11,366,131
Diversified Consumer Services 0.5%
a,c,d
Newsela, Inc. , D .................................... United States 709,046 12,885,548
Software 1.4%
a,c,d
Benchling, Inc. , F ................................... United States 382,306 2,534,565
a,c,d
Checkr, Inc. , E ..................................... United States 1,388,889 22,017,435
a,c,d
OneTrust LLC , A .................................... United States 625,361 8,620,578
a,c,d
OneTrust LLC , A-1 .................................. United States 56,457 778,258
a,c,d
Smule, Inc. , J ...................................... United States 162,712 1,807,169
35,758,005
Specialty Retail 0.2%
a,c,d
1661, Inc. , F ....................................... United States 3,436,485 4,284,156
Total Convertible Preferred Stocks (Cost $ 90,764,293 ) .........................
64,293,840
Preferred Stocks 0.4%
Automobile Components 0.3%
a,c,d
Tula eTechnology, Inc. ................................ United States 361,111 —
a,c,d
Tula eTechnology, Inc. , E ............................. United States 3,611,111 8,761,794
8,761,794
Software 0.1%
a,c,d
ClearMotion, Inc. , A-3 ................................ United States 1,037,942 164,184
a,c,d
ClearMotion, Inc. , A-4 ................................ United States 6,477,294 957,318
a,c,d
Smule, Inc. , 144A , G ................................. United States 1,542,673 229,418
a,c,d
Smule, Inc. , 144A , H ................................. United States 352,675 62,005
1,412,925
Total Preferred Stocks (Cost $ 21,224,990 ) ....................................
10,174,719

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 101 .
a a
Country Rights
a
Value
a a a a a a
Rights 0.0%
Biotechnology 0.0%
a,c,d
Chinook Therapeutics, Inc., CVR , 6/30/30 ................. United States 410,500 $ —
Total Rights (Cost $ – ) ......................................................
—
Shares
Escrows and Litigation Trusts 0.0%
a,c
Wheels Up Experience, Inc., Escrow Account .............. United States 8,808 —
Total Escrows and Litigation Trusts (Cost $ – ) .................................
—
Total Long Term Investments (Cost $ 1,668,674,982 ) ...........................
2,431,996,562
a
Short Term Investments 1.9%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.6%
e,f
Franklin Institutional U.S. Government Money Market Fund ,
3.603% ......................................... United States 16,222,085 16,222,085
Total Money Market Funds (Cost $ 16,222,085 ) ................................
16,222,085
Investments from Cash Collateral Received for
Loaned Securities 1.3%
Money Market Funds 1.3%
e,f
Franklin Institutional U.S. Government Money Market Fund ,
3.603% ......................................... United States 31,357,953 31,357,954
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 31,357,954 ) .........................................................
31,357,954
Total Short Term Investments (Cost $ 47,580,039 ) ..............................
47,580,039
a
Total Investments (Cost $ 1,716,255,021 ) 100.4% ..............................
$2,479,576,601
Other Assets, less Liabilities (0.4) % .........................................
(11,365,830)
Net Assets 100.0% .........................................................
$2,468,210,771
a a a
a
Non-income producing.
b
A portion or all of the security is on loan at January 31, 2026.
c
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
d
See Note 3 regarding restricted securities.
e
See Note 5 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Schedule of Investments (unaudited), January 31, 2026
Franklin Small-Mid Cap Growth Fund
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.6%
Aerospace & Defense 6.4%
a
Axon Enterprise, Inc. ................................. United States 132,581 $ 64,113,520
BWX Technologies, Inc. .............................. United States 274,012 56,290,285
Howmet Aerospace, Inc. .............................. United States 518,230 107,833,299
228,237,104
Banks 1.2%
Fifth Third Bancorp .................................. United States 851,600 42,767,352
Biotechnology 5.6%
a
Alnylam Pharmaceuticals, Inc. .......................... United States 168,685 57,025,651
a
Ascendis Pharma A/S, ADR ........................... Denmark 55,163 12,472,354
a
CG oncology, Inc. ................................... United States 385,071 20,042,946
a
Insmed, Inc. ....................................... United States 228,863 35,901,739
a
Natera, Inc. ........................................ United States 324,800 75,074,272
200,516,962
Building Products 1.5%
AAON, Inc. ........................................ United States 597,073 54,369,467
Capital Markets 8.3%
Ares Management Corp., A ............................ United States 434,625 65,050,324
b
Blue Owl Capital, Inc., A .............................. United States 2,935,479 40,039,933
LPL Financial Holdings, Inc. ........................... United States 139,948 51,011,046
MSCI, Inc., A ....................................... United States 109,440 66,673,037
Nasdaq, Inc. ....................................... United States 443,736 42,993,581
Tradeweb Markets, Inc., A ............................. United States 296,376 30,547,474
296,315,395
Construction & Engineering 1.3%
Comfort Systems USA, Inc. ............................ United States 40,444 46,191,092
Consumer Staples Distribution & Retail 1.0%
Casey's General Stores, Inc. ........................... United States 60,400 36,632,600
Electrical Equipment 4.4%
AMETEK, Inc. ...................................... United States 265,345 59,431,973
Vertiv Holdings Co., A ................................ United States 530,646 98,795,672
158,227,645
Entertainment 2.4%
a
ROBLOX Corp., A ................................... United States 1,311,637 86,253,249
Financial Services 0.6%
a
Paymentus Holdings, Inc., A ........................... United States 824,016 22,025,948
Ground Transportation 1.2%
Old Dominion Freight Line, Inc. ......................... United States 244,488 42,345,322
Health Care Equipment & Supplies 4.5%
a
Dexcom, Inc. ....................................... United States 1,018,535 74,393,796
a
IDEXX Laboratories, Inc. .............................. United States 75,702 50,755,163
a
Penumbra, Inc. ..................................... United States 102,611 36,752,182
161,901,141
Health Care Providers & Services 2.3%
Cencora, Inc. ...................................... United States 226,951 81,525,338
Health Care Technology 1.2%
a
Veeva Systems, Inc., A ............................... United States 218,031 44,460,882

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure 12.9%
a
Cava Group, Inc. .................................... United States 851,209 $ 51,600,290
a
DoorDash, Inc., A ................................... United States 269,209 55,085,545
Hilton Worldwide Holdings, Inc. ......................... United States 266,715 79,617,095
Marriott International, Inc., A ........................... United States 156,800 49,439,040
Royal Caribbean Cruises Ltd. .......................... United States 398,174 129,267,189
Texas Roadhouse, Inc., A ............................. United States 288,800 51,943,568
Wingstop, Inc. ...................................... United States 175,597 46,608,712
463,561,439
Household Durables 1.1%
a
NVR, Inc. ......................................... United States 5,278 40,301,383
Independent Power and Renewable Electricity Producers 1.8%
Vistra Corp. ........................................ United States 411,253 65,121,913
Interactive Media & Services 0.7%
a
Pinterest, Inc., A .................................... United States 1,150,581 25,462,358
IT Services 1.1%
a
Cloudflare, Inc., A ................................... United States 228,339 40,495,922
Leisure Products 1.5%
a,c,d
Fanatics Holdings, Inc. ............................... United States 793,714 52,532,782
Life Sciences Tools & Services 1.3%
a
Repligen Corp. ..................................... United States 305,031 45,562,480
Machinery 1.4%
Xylem, Inc. ........................................ United States 348,707 48,076,234
Media 1.6%
a,c
Blaize Events & Media, Inc. ............................ United States 343,168 —
New York Times Co. (The), A ........................... United States 731,486 53,625,239
a
Trade Desk, Inc. (The), A .............................. United States 137,717 4,176,956
57,802,195
Oil, Gas & Consumable Fuels 2.5%
Cheniere Energy, Inc. ................................ United States 88,393 18,696,887
Targa Resources Corp. ............................... United States 349,596 70,261,804
88,958,691
Professional Services 3.4%
Paychex, Inc. ...................................... United States 373,625 38,531,946
TransUnion ........................................ United States 254,166 20,084,197
Verisk Analytics, Inc., A ............................... United States 291,117 63,306,303
121,922,446
Real Estate Management & Development 0.5%
a
Jones Lang LaSalle, Inc. .............................. United States 52,417 18,760,568
Residential REITs 0.6%
Equity LifeStyle Properties, Inc. ......................... United States 323,560 20,439,285
Semiconductors & Semiconductor Equipment 4.6%
a,c
Blaize Holdings, Inc. ................................. United States 114,150 —
a
Credo Technology Group Holding Ltd. .................... United States 59,667 7,475,082
a
Lattice Semiconductor Corp. ........................... United States 445,335 35,858,374
Monolithic Power Systems, Inc. ......................... United States 79,894 89,812,840
a
Onto Innovation, Inc. ................................. United States 152,849 30,883,141
164,029,437

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 8.6%
a,b
Alkami Technology, Inc. ............................... United States 1,020,496 $ 21,624,310
a
Arteris, Inc. ........................................ United States 1,456,454 21,861,375
a
Datadog, Inc., A .................................... United States 519,477 67,178,766
a
Fair Isaac Corp. .................................... United States 41,892 61,295,118
a
Guidewire Software, Inc. .............................. United States 177,228 24,946,613
a
Manhattan Associates, Inc. ............................ United States 210,209 31,743,661
a,c,d
Plaid, Inc., A ....................................... Japan 30,940 5,152,661
a
Procore Technologies, Inc. ............................ United States 552,941 31,235,637
a,b
SailPoint, Inc. ...................................... United States 602,600 9,454,794
a
Tyler Technologies, Inc. ............................... United States 94,400 34,871,360
309,364,295
Specialty Retail 7.8%
a
AutoZone, Inc. ..................................... United States 15,400 57,046,066
a
Burlington Stores, Inc. ................................ United States 240,443 71,137,466
a
Carvana Co., A ..................................... United States 200,070 80,250,078
Tractor Supply Co. .................................. United States 1,377,833 70,104,143
278,537,753
Technology Hardware, Storage & Peripherals 0.6%
a
Pure Storage, Inc., A ................................. United States 308,997 21,487,651
Trading Companies & Distributors 1.7%
Fastenal Co. ....................................... United States 417,357 18,096,599
United Rentals, Inc. .................................. United States 54,446 42,580,039
60,676,638
Total Common Stocks (Cost $ 2,388,015,353) ..................................
3,424,862,967
Convertible Preferred Stocks 2.5%
Aerospace & Defense 0.7%
a,c,d
Anduril Industries, Inc., F .............................. United States 414,483 25,697,946
Diversified Consumer Services 0.2%
a,c,d
Newsela, Inc., D .................................... United States 423,782 7,701,423
Semiconductors & Semiconductor Equipment 0.0%
a,c,d
Phononic Devices, Inc., F-S ........................... United States 2,970,061 —
Software 1.6%
a,c,d
Benchling, Inc., F ................................... United States 347,106 2,301,200
a,c,d
Databricks, Inc., G .................................. United States 227,829 43,287,510
a,c,d
OneTrust LLC, C .................................... United States 767,526 10,580,318
56,169,028
Total Convertible Preferred Stocks (Cost $65,344,990) .........................
89,568,397
Preferred Stocks 0.0%
†
Semiconductors & Semiconductor Equipment 0.0%
†
a,c,d
Phononic Devices, Inc., G-2-S .......................... United States 513,050 23
a,c,d
Phononic, Inc., H-S .................................. United States 117,763 207,264
207,287
Total Preferred Stocks (Cost $460,692) .......................................
207,287

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 101 .
a a
Country Warrants
a
Value
a a a a a a
Warrants 0.0%
†
Semiconductors & Semiconductor Equipment 0.0%
†
a,c,d
Phononic, Inc., H-S, 12/31/29 .......................... United States 23,970 $ 354
a,c,d
Phononic, Inc., H-S-X, 12/31/29 ........................ United States 47,104 696
1,050
Total Warrants (Cost $44,031) ...............................................
1,050
Principal
Amount
*
Convertible Bonds 0.0%
†
Semiconductors & Semiconductor Equipment 0.0%
†
c,d
Phononic, Inc. , 5.31% , 11/30/27 ........................ United States 66,235 66,235
c,d
Phononic, Inc. , H-S , 5.31% , 11/30/27 .................... United States 132,470 132,470
198,705
Total Convertible Bonds (Cost $198,705) .....................................
198,705
Senior Floating Rate Interests 0.0%
†
c,e
Phononic, Inc., First Lien, Term Loan, B, PIK, 12%, 12/31/27 ... United States 1,139,848 964,589
Total Senior Floating Rate Interests (Cost $1,093,163) .........................
964,589
Total Long Term Investments (Cost $2,455,156,934) ...........................
3,515,802,995
a
Short Term Investments 2.5%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.0%
f,g
Franklin Institutional U.S. Government Money Market Fund,
3.603% ......................................... United States 70,797,808 70,797,808
Total Money Market Funds (Cost $70,797,808) ................................
70,797,808
Investments from Cash Collateral Received for
Loaned Securities 0.5%
Money Market Funds 0.5%
f,g
Franklin Institutional U.S. Government Money Market Fund,
3.603% ......................................... United States 17,380,450 17,380,450
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $17,380,450) .........................................................
17,380,450
Total Short Term Investments (Cost $88,178,258 ) ..............................
88,178,258
a
Total Investments (Cost $2,543,335,192) 100.6% ..............................
$3,603,981,253
Other Assets, less Liabilities (0.6)% .........................................
(19,688,250)
Net Assets 100.0% .........................................................
$3,584,293,003
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
See Notes to Schedules of Investments. Quarterly Schedule of Investments

†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at January 31, 2026.
c
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
d
See Note 3 regarding restricted securities.
e
Income may be received in additional securities and/or cash.
f
See Note 5 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
1. Organization
Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of ten separate funds, six of which are included in this report (Funds).
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to,
ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt and certain preferred securities generally trade in the OTC market rather than on a securities exchange. The Funds’
pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At January 31, 2026, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Restricted Securities
At January 31, 2026, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Biotechnology Discovery Fund
1,519,609 Candid, Inc., B .............................. 8/19/24 $ 1,823,531 $ 2,735,296
69,673
a
IN8bio, Inc., C, 10/04/27 ....................... 10/10/24 — 33,677
859,370 Lycia LLC, C ............................... 4/26/24 1,754,576 2,814,331
Total Restricted Securities (Value is 0.5% of Net Assets) ............... $3,578,107 $5,583,304
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Core Plus Bond Fund
6,000,000
b
WorkCapital BSD SARL, 2/13/26 ................ 2/15/19 $ 750,000 $ —
Total Restricted Securities (Value is —% of Net Assets) ............... $750,000 $—
Shares Issuer
Acquisition
Date Cost Value
Franklin Growth Opportunities Fund
8,668 Aestas Management Co. LLC ................... 10/03/25 $ 3,727,240 $ 4,127,051
117,526 Anduril Industries, Inc., B ...................... 7/22/25 4,804,792 7,286,612
55 Anduril Industries, Inc., C ...................... 7/22/25 2,249 3,410
180,222 Anduril Industries, Inc., G ...................... 5/08/25 7,367,980 11,173,764
49,656 Anthropic PBC, F-1 .......................... 8/29/25 6,999,887 12,867,677
3,094 Canva Australia Holdings Pty. Ltd., A ............. 3/18/24 3,300,249 5,093,157
2. Financial Instrument Valuation
(continued)

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
Shares Issuer
Acquisition
Date Cost Value
Franklin Growth Opportunities Fund (continued)
11,829 Canva Australia Holdings Pty. Ltd., B ............. 12/22/21 $ 20,158,531 $ 19,472,190
4,619 Celonis SE ................................. 6/16/21 1,708,060 687,763
25,571 Celonis SE, D .............................. 6/16/21 - 10/04/22 9,427,681 3,807,491
6,309,366 ClearMotion , Inc. ............................ 11/06/17 - 12/21/18 15,500,000 799,674
417,667 ClearMotion , Inc., A-3 ......................... 3/23/23 — 66,067
2,606,463 ClearMotion , Inc., A-4 ......................... 12/21/21 251,500 385,225
338,280 Databricks, Inc., G ........................... 2/01/21 20,000,005 64,273,200
1,029,939 Fanatics Holdings, Inc. ........................ 8/13/20 - 3/22/21 19,730,229 68,167,578
750,387 Flock Group, Inc., B .......................... 3/26/25 11,082,616 8,636,609
80,684 Flock Group, Inc., C .......................... 3/26/25 1,191,638 928,636
21,303 Flock Group, Inc., F-1 ........................ 3/26/25 314,628 245,187
517,056 OneTrust LLC, C ............................ 4/01/21 10,139,623 7,127,598
56,433 Plaid, Inc., A ................................ 3/31/25 11,511,011 9,398,194
142,857 Space Exploration Technologies Corp., A .......... 5/25/22 9,999,990 60,142,797
260,482 Stripe, Inc., B ............................... 4/30/25 9,377,352 10,880,732
Total Restricted Securities (Value is 6.7% of Net Assets) ............... $166,595,261 $295,570,612
Shares Issuer
Acquisition
Date Cost Value
Franklin Natural Resources Fund
39,802 Redwood Materials, Inc., E ..................... 10/20/25 $ 1,899,983 $ 1,899,983
Total Restricted Securities (Value is 0.4% of Net Assets) ............... $1,899,983 $1,899,983
Shares Issuer
Acquisition
Date Cost Value
Franklin Small Cap Growth Fund
3,436,485 1661, Inc., F ................................ 5/28/21 $ 19,999,999 $ 4,284,156
382,306 Benchling , Inc., F ............................ 10/20/21 12,499,992 2,534,565
1,388,889 Checkr , Inc., E .............................. 8/24/21 25,000,002 22,017,435
410,500 Chinook Therapeutics, Inc., CVR, 6/30/30 ......... 8/14/23 — —
3,698,772 ClearMotion , Inc. ............................ 12/21/18 10,000,000 468,797
1,037,942 ClearMotion , Inc., A-3 ......................... 3/23/23 — 164,184
6,477,294 ClearMotion , Inc., A-4 ......................... 12/21/21 625,000 957,318
987,540 Flock Group, Inc., G .......................... 3/08/24 9,999,899 11,366,131
709,046 Newsela, Inc., D ............................. 1/21/21 15,000,010 12,885,548
625,361 OneTrust LLC, A ............................ 3/10/23 6,878,971 8,620,578
56,457 OneTrust LLC, A-1 ........................... 3/10/23 621,027 778,258
1,542,673 Smule , Inc., 144A, G ......................... 5/31/16 11,099,995 229,418
352,675 Smule , Inc., 144A, H ......................... 4/27/17 2,999,995 62,005
162,712 Smule , Inc., J ............................... 8/05/22 - 11/28/22 764,393 1,807,169
361,111 Tula eTechnology , Inc. ........................ 11/01/18 — —
3. Restricted Securities
(continued)

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
4. Unfunded Loan Commitments
Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Schedules of Investments.
At January 31, 2026, unfunded commitments were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Small Cap Growth Fund (continued)
3,611,111 Tula eTechnology , Inc., E ...................... 9/08/17 $ 6,500,000 $ 8,761,794
Total Restricted Securities (Value is 3.0% of Net Assets) ............... $121,989,283 $74,937,356
Principal
Amount * /
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth Fund
414,483 Anduril Industries, Inc., F ...................... 7/17/24 $ 9,009,451 $ 25,697,946
347,106 Benchling , Inc., F ............................ 10/20/21 11,349,082 2,301,200
227,829 Databricks, Inc., G ........................... 2/01/21 13,469,851 43,287,510
793,714 Fanatics Holdings, Inc. ........................ 8/13/20 - 3/22/21 14,052,061 52,532,782
423,782 Newsela, Inc., D ............................. 1/21/21 8,965,193 7,701,423
767,526 OneTrust LLC, C ............................ 4/01/21 15,051,415 10,580,318
2,970,061 Phononic Devices, Inc., F-S .................... 6/06/19 7,499,998 —
513,050 Phononic Devices, Inc., G-2-S .................. 1/17/20 - 11/03/20 47 23
66,235 Phononic , Inc., 5.31%, 11/30/27 ................. 2/11/25 66,235 66,235
117,763 Phononic , Inc., H-S .......................... 10/17/22 460,645 207,264
23,970 Phononic , Inc., H-S, 12/31/29 ................... 5/15/24 - 2/11/25 2 354
132,470 Phononic , Inc., H-S, 5.31%, 11/30/27 ............. 5/15/24 132,470 132,470
47,104 Phononic , Inc., H-S-X, 12/31/29 ................. 10/17/22 44,029 696
30,940 Plaid, Inc., A ................................ 3/31/25 6,311,036 5,152,661
Total Restricted Securities (Value is 4.1% of Net Assets) ............... $86,411,515 $147,660,882
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $654,203 as of January 31, 2026.
b
The Fund also invests in unrestricted securities of the issuer, valued at $— as of January 31, 2026.
Borrower Unfunded Commitment
Franklin Core Plus Bond Fund
Clydesdale Acquisition Holdings, Inc. $ 1,692
GC Ferry Acquisition I, Inc. 82,642
Pinnacle Buyer LLC 35,124
$ 119,458
3. Restricted Securities
(continued)

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
5. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
January 31, 2026, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.603% ............ $17,698,635 $162,411,526 $(166,980,647) $— $— $13,129,514 13,129,514 $546,087
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.603% ............ $6,416,814 $356,357,571 $(329,822,501) $— $— $32,951,884 32,951,884 $870,346
Total Affiliated Securities ... $24,115,449 $518,769,097 $(496,803,148) $— $— $46,081,398 $1,416,433
Franklin Core Plus Bond Fund
Non-Controlled Affiliates
Dividends
Franklin BSP Real Estate Debt
BDC .................. $24,292,230 $— $(23,568,878) $338,565 $(1,061,917) $— — $663,723
Franklin Institutional U.S.
Government Money Market
Fund, 3.603% ............ 20,674,651 496,386,378 (393,297,069) — — 123,763,960 123,763,960 2,187,243
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.603% ............ $— $10,224,000 $(10,224,000) $— $— $— — $4,804
Total Affiliated Securities ... $44,966,881 $506,610,378 $(427,089,947) $338,565 $(1,061,917) $123,763,960 $2,855,770
Franklin Growth Opportunities Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.603% ............ $40,512,033 $704,667,026 $(713,007,564) $— $— $32,171,495 32,171,495 $951,252

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Growth Opportunities Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.603% ............ $9,816,000 $295,120,086 $(284,503,436) $— $— $20,432,650 20,432,650 $613,602
Total Affiliated Securities ... $50,328,033 $999,787,112 $(997,511,000) $— $— $52,604,145 $1,564,854
Franklin Natural Resources Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.603% ............ $12,963,979 $54,199,459 $(48,619,364) $— $— $18,544,074 18,544,074 $229,873
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.603% ............ $8,457,500 $195,931,400 $(193,919,925) $— $— $10,468,975 10,468,975 $329,745
Total Affiliated Securities ... $21,421,479 $250,130,859 $(242,539,289) $— $— $29,013,049 $559,618
Franklin Small Cap Growth Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.603% ............ $27,922,674 $483,050,113 $(494,750,702) $— $— $16,222,085 16,222,085 $1,342,896
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.603% ............ $19,765,870 $653,517,255 $(641,925,171) $— $— $31,357,954 31,357,953 $1,517,140
Total Affiliated Securities ... $47,688,544 $1,136,567,368 $(1,136,675,873) $— $— $47,580,039 $2,860,036
5. Investments in Affiliated Management Investment Companies
(continued)

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2026, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Small-Mid Cap Growth Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.603% ............ $67,276,399 $476,741,476 $(473,220,067) $— $— $70,797,808 70,797,808 $2,127,282
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.603% ............ $8,437,275 $268,135,266 $(259,192,091) $— $— $17,380,450 17,380,450 $261,055
Total Affiliated Securities ... $75,713,674 $744,876,742 $(732,412,158) $— $— $88,178,258 $2,388,337
Level 1 Level 2 Level 3 Total
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
a
Common Stocks :
Biotechnology ......................... $ 774,086,809 $ 4,661,362 $ 531,572 $ 779,279,743
Health Care Providers & Services .......... 28,394,249 — — 28,394,249
Life Sciences Tools & Services ............ 4,963,895 2,257,028 — 7,220,923
Pharmaceuticals ....................... 180,753,070 — — 180,753,070
Convertible Preferred Stocks ................ — — 2,735,296 2,735,296
Preferred Stocks :
Life Sciences Tools & Services ............ — 2,571,335 — 2,571,335
Real Estate Management & Development .... — — 2,814,331 2,814,331
5. Investments in Affiliated Management Investment Companies
(continued)

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Biotechnology Discovery Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Warrants :
Biotechnology ......................... $ — $ — $ 7,643,191 $ 7,643,191
Pharmaceuticals ....................... 4,380 — — 4,380
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 46,081,398 — — 46,081,398
Total Investments in Securities ........... $1,034,283,801 $9,489,725
c
$13,724,390 $1,057,497,916
Franklin Core Plus Bond Fund
Assets:
Investments in Securities:
a
Common Stocks :
Diversified Consumer Services ............ — — —
b
—
Machinery ............................ — — 884,443 884,443
Oil, Gas & Consumable Fuels ............. 26,546 258,585 — 285,131
Warrants ............................... — — —
b
—
Corporate Bonds :
Aerospace & Defense ................... — 24,809,478 — 24,809,478
Air Freight & Logistics ................... — 934,663 — 934,663
Automobile Components ................. — 1,566,158 — 1,566,158
Automobiles .......................... — 7,376,826 — 7,376,826
Banks ............................... — 132,802,788 — 132,802,788
Biotechnology ......................... — 13,022,120 — 13,022,120
Broadline Retail ....................... — 4,708,634 —
b
4,708,634
Building Products ...................... — 13,377,083 — 13,377,083
Capital Markets ........................ — 73,326,690 — 73,326,690
Chemicals ........................... — 9,335,085 — 9,335,085
Commercial Services & Supplies ........... — 14,372,014 — 14,372,014
Communications Equipment .............. — 7,519,183 — 7,519,183
Construction & Engineering ............... — 3,964,293 — 3,964,293
Consumer Finance ..................... — 45,440,627 — 45,440,627
Consumer Staples Distribution & Retail ...... — 2,267,546 — 2,267,546
Containers & Packaging ................. — 10,150,597 — 10,150,597
Diversified Consumer Services ............ — 4,310,853 — 4,310,853
Diversified REITs ...................... — 8,018,691 — 8,018,691
Diversified Telecommunication Services ..... — 30,403,570 — 30,403,570
Electric Utilities ........................ — 70,331,635 — 70,331,635
Electronic Equipment, Instruments &
Components ........................ — 18,729,489 — 18,729,489
Energy Equipment & Services ............. — 12,015,163 — 12,015,163
Entertainment ......................... — 4,824,552 — 4,824,552
Financial Services ...................... — 16,777,632 — 16,777,632
Food Products ........................ — 17,208,744 — 17,208,744
Gas Utilities .......................... — 1,928,774 — 1,928,774
Ground Transportation .................. — 17,190,216 — 17,190,216
Health Care Equipment & Supplies ......... — 10,959,116 — 10,959,116
Health Care Providers & Services .......... — 61,815,415 — 61,815,415
Health Care REITs ..................... — 10,316,138 — 10,316,138
Health Care Technology ................. — 3,848,740 — 3,848,740
Hotel & Resort REITs ................... — 5,978,826 — 5,978,826
Hotels, Restaurants & Leisure ............. — 23,472,529 — 23,472,529
Household Durables .................... — 11,629,347 — 11,629,347
Independent Power and Renewable Electricity
Producers .......................... — 20,444,420 — 20,444,420
Insurance ............................ — 56,695,848 — 56,695,848
IT Services ........................... — 7,407,182 — 7,407,182
6. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Core Plus Bond Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Corporate Bonds: (continued)
Leisure Products ....................... $ — $ 1,146,601 $ — $ 1,146,601
Machinery ............................ — 5,546,967 — 5,546,967
Media ............................... — 46,404,639 — 46,404,639
Metals & Mining ....................... — 4,840,602 — 4,840,602
Multi-Utilities .......................... — 18,758,721 — 18,758,721
Oil, Gas & Consumable Fuels ............. — 128,404,964 — 128,404,964
Passenger Airlines ..................... — 748,863 — 748,863
Personal Care Products ................. — 11,163,645 — 11,163,645
Pharmaceuticals ....................... — 30,426,760 — 30,426,760
Professional Services ................... — 1,324,453 — 1,324,453
Residential REITs ...................... — 2,666,540 — 2,666,540
Semiconductors & Semiconductor Equipment . — 13,237,176 — 13,237,176
Software ............................. — 8,868,576 — 8,868,576
Specialized REITs ...................... — 8,821,207 — 8,821,207
Specialty Retail ........................ — 1,917,626 — 1,917,626
Technology Hardware, Storage & Peripherals . — 14,156,332 — 14,156,332
Textiles, Apparel & Luxury Goods .......... — 1,857,255 — 1,857,255
Tobacco ............................. — 13,998,717 — 13,998,717
Trading Companies & Distributors .......... — 6,307,647 — 6,307,647
Transportation Infrastructure .............. — 157,871 — 157,871
Wireless Telecommunication Services ....... — 28,812,563 30,370 28,842,933
Senior Floating Rate Interests ............... — 43,840,923 2,263,404
b
46,104,327
Marketplace Loans ....................... — — 3,924,933
b
3,924,933
Foreign Government and Agency Securities .... — 70,691,369 — 70,691,369
U.S. Government and Agency Securities ....... — 428,165,843 — 428,165,843
Asset-Backed Securities ................... — 198,856,596 — 198,856,596
Commercial Mortgage-Backed Securities ...... — 147,789,368 — 147,789,368
Mortgage-Backed Securities ................ — 1,089,575,969 — 1,089,575,969
Residential Mortgage-Backed Securities ....... — 72,225,983 — 72,225,983
Agency Commercial Mortgage-Backed Securities — 118,069,049 — 118,069,049
Municipal Bonds ......................... — 1,273,078 — 1,273,078
Escrows and Litigation Trusts ............... — 30,300 10,119 40,419
Options Purchased ....................... — 3,888,775 — 3,888,775
Short Term Investments ................... 123,763,960 — — 123,763,960
Total Investments in Securities ........... $123,790,506 $3,303,514,228 $7,113,269 $3,434,418,003
Other Financial Instruments:
Futures Contracts ....................... $65,137 $— $— $65,137
Swap Contracts ......................... — 422,059 — 422,059
Unfunded Loan Commitments .............. — 96 — 96
Total Other Financial Instruments ......... $65,137 $422,155 $— $487,292
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 184,000,387 $ — $ 184,000,387
Options Written .......................... — 3,490,377 — 3,490,377
Forward Exchange Contracts ............... — 191,119 — 191,119
Futures Contracts ........................ 3,169,224 — — 3,169,224
Swap Contracts ......................... — 2,694,870 — 2,694,870
Unfunded Loan Commitments ............... — 535 — 535
Total Other Financial Instruments ......... $3,169,224 $190,377,288 $— $193,546,512
6. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 166,243,440 $ — $ 67,432,819 $ 233,676,259
Automobiles .......................... 130,742,633 — — 130,742,633
Beverages ........................... 24,433,694 — — 24,433,694
Biotechnology ......................... 92,549,114 — — 92,549,114
Broadline Retail ....................... 233,242,360 — — 233,242,360
Building Products ...................... 46,539,280 — — 46,539,280
Capital Markets ........................ 94,900,250 — — 94,900,250
Chemicals ........................... 36,940,084 — — 36,940,084
Commercial Services & Supplies ........... 45,158,791 — 4,495,254
b
49,654,045
Communications Equipment .............. 49,752,016 — — 49,752,016
Construction Materials .................. 37,340,436 — — 37,340,436
Consumer Staples Distribution & Retail ...... 70,142,938 — — 70,142,938
Electrical Equipment .................... 46,014,087 — — 46,014,087
Electronic Equipment, Instruments &
Components ........................ 131,555,385 — — 131,555,385
Entertainment ......................... 95,244,920 — — 95,244,920
Financial Services ...................... 91,328,138 — — 91,328,138
Ground Transportation .................. 44,083,390 — — 44,083,390
Health Care Equipment & Supplies ......... 69,344,122 — — 69,344,122
Health Care Providers & Services .......... 73,946,104 — — 73,946,104
Hotels, Restaurants & Leisure ............. 66,901,557 — — 66,901,557
Interactive Media & Services .............. 429,580,163 — — 429,580,163
IT Services ........................... 39,480,021 — 24,565,347 64,045,368
Leisure Products ....................... — — 68,167,578 68,167,578
Life Sciences Tools & Services ............ 42,998,551 — — 42,998,551
Machinery ............................ 44,310,152 — — 44,310,152
Personal Care Products ................. 12,266,594 — — 12,266,594
Pharmaceuticals ....................... 150,287,383 — — 150,287,383
Professional Services ................... 21,466,346 — — 21,466,346
Semiconductors & Semiconductor Equipment . 941,541,004 — — 941,541,004
Software ............................. 381,192,362 — 25,205,651
b
406,398,013
Specialty Retail ........................ 80,242,559 — — 80,242,559
Technology Hardware, Storage & Peripherals . 260,162,223 — — 260,162,223
Trading Companies & Distributors .......... 20,663,132 — — 20,663,132
Convertible Preferred Stocks ................ — — 92,384,994 92,384,994
Preferred Stocks ......................... — — 13,318,969 13,318,969
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 52,604,145 — — 52,604,145
Total Investments in Securities ........... $4,123,197,374 $— $295,570,612 $4,418,767,986
Level 1 Level 2 Level 3 Total
Franklin Natural Resources Fund
Assets:
Investments in Securities:
a
Common Stocks :
Agricultural Products & Services ........... $ 3,234,192 $ — $ — $ 3,234,192
Coal & Consumable Fuels ................ 3,664,683 — — 3,664,683
Construction & Engineering ............... 2,161,134 — — 2,161,134
Construction Materials .................. 8,866,520 — — 8,866,520
Copper .............................. 29,590,877 6,263,311 — 35,854,188
Diversified Chemicals ................... 693,562 — — 693,562
Diversified Metals & Mining ............... 43,055,040 9,949,959 — 53,004,999
6. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Natural Resources Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Electrical Components & Equipment ........ $ 5,058,500 $ — $ — $ 5,058,500
Electronic Equipment & Instruments ........ 2,169,384 — — 2,169,384
Fertilizers & Agricultural Chemicals ......... 15,509,786 — — 15,509,786
Gold ................................ 56,148,782 — — 56,148,782
Heavy Electrical Equipment .............. 2,614,932 — — 2,614,932
Industrial Gases ....................... 17,106,885 — — 17,106,885
Industrial Machinery & Supplies & Components 2,922,844 — — 2,922,844
Integrated Oil & Gas .................... 54,364,471 — — 54,364,471
Metal, Glass & Plastic Containers .......... 4,238,254 — — 4,238,254
Oil & Gas Drilling ...................... 1,371,528 — — 1,371,528
Oil & Gas Equipment & Services ........... 27,568,572 1,536,187 — 29,104,759
Oil & Gas Exploration & Production ......... 59,941,087 2,705,344 — 62,646,431
Oil & Gas Refining & Marketing ............ 15,762,357 — — 15,762,357
Oil & Gas Storage & Transportation ......... 32,479,654 — — 32,479,654
Paper & Plastic Packaging Products & Materials 2,314,520 — — 2,314,520
Precious Metals & Minerals ............... — 509,378 — 509,378
Specialty Chemicals .................... 4,031,567 — — 4,031,567
Steel ................................ 6,433,458 — — 6,433,458
Convertible Preferred Stocks :
Environmental & Facilities Services ......... — — 1,899,983 1,899,983
Specialty Chemicals .................... 2,135,672 — — 2,135,672
Warrants .............................. 421,187 — — 421,187
Convertible Bonds ....................... — 2,834,174 — 2,834,174
Short Term Investments ................... 29,013,049 — — 29,013,049
Total Investments in Securities ........... $432,872,497 $23,798,353
d
$1,899,983 $458,570,833
Level 1 Level 2 Level 3 Total
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 203,842,099 $ — $ — $ 203,842,099
Banks ............................... 43,675,719 — — 43,675,719
Biotechnology ......................... 247,201,188 — — 247,201,188
Building Products ...................... 43,264,792 — — 43,264,792
Capital Markets ........................ 100,287,289 — — 100,287,289
Commercial Services & Supplies ........... — — —
b
—
Communications Equipment .............. 47,236,312 — — 47,236,312
Construction & Engineering ............... 121,214,669 — — 121,214,669
Construction Materials .................. 6,279,772 — — 6,279,772
Consumer Staples Distribution & Retail ...... 25,809,298 — — 25,809,298
Diversified Consumer Services ............ 2,164,582 — — 2,164,582
Electronic Equipment, Instruments &
Components ........................ 79,461,109 — — 79,461,109
Energy Equipment & Services ............. 56,364,141 — — 56,364,141
Financial Services ...................... 42,115,178 — — 42,115,178
Food Products ........................ 35,876,123 — — 35,876,123
Health Care Equipment & Supplies ......... 98,430,304 — — 98,430,304
Health Care Providers & Services .......... 111,468,493 — — 111,468,493
Health Care Technology ................. 18,125,638 — — 18,125,638
Hotel & Resort REITs ................... 12,325,629 — — 12,325,629
Hotels, Restaurants & Leisure ............. 96,365,766 — — 96,365,766
6. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Small Cap Growth Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Household Durables .................... $ 48,245,471 $ — $ — $ 48,245,471
Life Sciences Tools & Services ............ 42,998,849 — — 42,998,849
Machinery ............................ 53,618,601 — — 53,618,601
Media ............................... 44,870,192 — — 44,870,192
Oil, Gas & Consumable Fuels ............. 40,373,209 — — 40,373,209
Passenger Airlines ..................... 45,799,001 — — 45,799,001
Personal Care Products ................. 29,467,120 — — 29,467,120
Pharmaceuticals ....................... 82,794,484 — — 82,794,484
Professional Services ................... 36,293,982 — — 36,293,982
Semiconductors & Semiconductor Equipment . 217,757,023 — — 217,757,023
Software ............................. 232,692,569 — 468,797 233,161,366
Specialty Retail ........................ 41,304,125 — — 41,304,125
Textiles, Apparel & Luxury Goods .......... 24,321,499 — — 24,321,499
Trading Companies & Distributors .......... 25,014,980 — — 25,014,980
Convertible Preferred Stocks ................ — — 64,293,840 64,293,840
Preferred Stocks ......................... — — 10,174,719
b
10,174,719
Rights ................................. — — —
b
—
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 47,580,039 — — 47,580,039
Total Investments in Securities ........... $2,404,639,245 $— $74,937,356 $2,479,576,601
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... 228,237,104 — — 228,237,104
Banks ............................... 42,767,352 — — 42,767,352
Biotechnology ......................... 200,516,962 — — 200,516,962
Building Products ...................... 54,369,467 — — 54,369,467
Capital Markets ........................ 296,315,395 — — 296,315,395
Construction & Engineering ............... 46,191,092 — — 46,191,092
Consumer Staples Distribution & Retail ...... 36,632,600 — — 36,632,600
Electrical Equipment .................... 158,227,645 — — 158,227,645
Entertainment ......................... 86,253,249 — — 86,253,249
Financial Services ...................... 22,025,948 — — 22,025,948
Ground Transportation .................. 42,345,322 — — 42,345,322
Health Care Equipment & Supplies ......... 161,901,141 — — 161,901,141
Health Care Providers & Services .......... 81,525,338 — — 81,525,338
Health Care Technology ................. 44,460,882 — — 44,460,882
Hotels, Restaurants & Leisure ............. 463,561,439 — — 463,561,439
Household Durables .................... 40,301,383 — — 40,301,383
Independent Power and Renewable Electricity
Producers .......................... 65,121,913 — — 65,121,913
Interactive Media & Services .............. 25,462,358 — — 25,462,358
IT Services ........................... 40,495,922 — — 40,495,922
Leisure Products ....................... — — 52,532,782 52,532,782
Life Sciences Tools & Services ............ 45,562,480 — — 45,562,480
Machinery ............................ 48,076,234 — — 48,076,234
Media ............................... 57,802,195 — —
b
57,802,195
Oil, Gas & Consumable Fuels ............. 88,958,691 — — 88,958,691
Professional Services ................... 121,922,446 — — 121,922,446
Real Estate Management & Development .... 18,760,568 — — 18,760,568
Residential REITs ...................... 20,439,285 — — 20,439,285
Semiconductors & Semiconductor Equipment . 164,029,437 — —
b
164,029,437
6. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At January 31, 2026, the reconciliations are as follows:
Level 1 Level 2 Level 3 Total
Franklin Small-Mid Cap Growth Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Software ............................. $ 304,211,634 $ — $ 5,152,661 $ 309,364,295
Specialty Retail ........................ 278,537,753 — — 278,537,753
Technology Hardware, Storage & Peripherals . 21,487,651 — — 21,487,651
Trading Companies & Distributors .......... 60,676,638 — — 60,676,638
Convertible Preferred Stocks ................ — — 89,568,397
b
89,568,397
Preferred Stocks ......................... — — 207,287 207,287
Warrants ............................... — — 1,050 1,050
Convertible Bonds ....................... — — 198,705 198,705
Senior Floating Rate Interests ............... — — 964,589 964,589
Short Term Investments ................... 88,178,258 — — 88,178,258
Total Investments in Securities ........... $3,455,355,782 $— $148,625,471 $3,603,981,253
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $9,489,725, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $20,964,179, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Common Stocks :
Biotechnology ...... $ 400,031 $ — $ (62,257) $ — $ — $ — $ 62,257 $ 131,541 $ 531,572 $ 131,541
Convertible Preferred
Stocks :
Household Products .. 1,275,136 — — — — — — 1,460,160 2,735,296 1,460,160
Preferred Stocks :
Real Estate
Management &
Development ..... 1,311,980 — — — — — — 1,502,351 2,814,331 1,502,351
Warrants :
Biotechnology ...... 289,723 1,020,138 (9)
d
4,224,842 — — (13) 2,108,510 7,643,191 2,108,510
Escrows and Litigation
Trusts : —
d
— (776,290) — — — 776,290 — —
d
—
Total Investments in
Securities ............ $3,276,870 $1,020,138 $(838,556) $4,224,842 $— $— $838,534 $5,202,562 $13,724,390 $5,202,562
6. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Core Plus Bond Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ..... $ —
d
$ — $ —
d
$ — $ — $ — $ (986,430) $ 986,430 $ — $ —
Diversified Consumer
Services ........ — —
d
— — — — — — —
d
—
Machinery ......... 750,386 — — — — — — 134,057 884,443 134,057
Management Investment
Companies :
Capital Markets ..... 24,292,230 — (23,568,878) — — — 338,565 (1,061,917) — —
Warrants :
Machinery ......... 1,787 — —
d
— — — (1,272) (515) — —
Oil, Gas & Consumable
Fuels .......... —
d
— —
d
— — — — — — —
Software .......... —
d
— — — — — — — —
d
—
Corporate Bonds :
Broadline Retail ..... —
d
— — — — — — — —
d
—
Financial Services ... —
d
— (20,345) — — — (1,446,931) 1,467,276 — —
Wireless
Telecommunication
Services ........ 30,370 — — — — 16,100 — (16,100) 30,370 (16,100)
Senior Floating Rate
Interests :
Software .......... —
d
— — — — — — — —
d
—
Specialty Retail ..... — — (7,300) 2,057,117 — 202,062 590 10,935 2,263,404 211,251
Marketplace Loans :
Financial Services ... 29,226,804 93,553 (25,138,054) — — — 199,199 (456,569) 3,924,933
d
(5,087,740)
Escrows and Litigation
Trusts ........... 8,787 — — — — — — 1,332 10,119 1,332
Total Investments in
Securities ............ $54,310,364 $93,553 $(48,734,577) $2,057,117 $— $218,162 $(1,896,279) $1,064,929 $7,113,269 $(4,757,200)
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense . 26,428,545 4,807,041 — — — — — 36,197,233 67,432,819 36,197,233
Commercial Services &
Supplies ........ 6,471,119 —
d
— — — — — (1,975,865) 4,495,254
d
(1,975,865)
IT Services ........ 19,175,724 — — — — — — 5,389,623 24,565,347 5,389,623
Leisure Products .... 55,397,163 — — — — — — 12,770,415 68,167,578 12,770,415
Software .......... 21,592,488
d
3,727,240 — — — — — (114,077) 25,205,651
d
(114,077)
Convertible Preferred
Stocks :
Aerospace & Defense . — 7,367,980 — — — — — 3,805,784 11,173,764 3,805,784
Automobile Components 12,588,882 — — — — — — (2,778,450) 9,810,432 (2,778,450)
Software .......... 37,296,393 — — — — — — 34,104,405 71,400,798 34,104,405
Preferred Stocks :
Commercial Services &
Supplies ........ 7,445,041 — (549,993) — — — (10,392,598) 3,497,550 — —
Software .......... 5,669,986 6,999,887 (3,223,200) — — — (777,033) 4,649,329 13,318,969 5,926,713
6. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Growth Opportunities Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Escrows and Litigation
Trusts : $ —
d
$ — $ — $ — $ — $ — $ — $ — $ —
d
$ —
Total Investments in
Securities ............ $192,065,341 $22,902,148 $(3,773,193) $— $— $— $(11,169,631) $95,545,947 $295,570,612 $93,325,781
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Commercial Services &
Supplies ........ — —
d
— — — — — — —
d
—
Software .......... 412,783 — — — — — — 56,014 468,797 56,014
Convertible Preferred
Stocks :
Automobile Components 14,585,176 — — — — — — (3,219,045) 11,366,131 (3,219,045)
Diversified Consumer
Services ........ 11,929,905 — — — — — — 955,643 12,885,548 955,643
Software .......... 36,310,373 — — — — — — (552,368) 35,758,005 (552,368)
Specialty Retail ..... 5,047,362 — — — — — — (763,206) 4,284,156 (763,206)
Preferred Stocks :
Automobile Components 7,317,732
d
— — — — — — 1,444,062 8,761,794
d
1,444,062
Commercial Services &
Supplies ........ 7,429,670 — (548,857) — — — (10,371,141) 3,490,328 — —
Software .......... 1,456,951 — — — — — — (44,026) 1,412,925 (44,026)
Rights :
Biotechnology ...... 802,045 — (820,999) — — — 660,905 (641,951) —
d
(802,046)
Escrows and Litigation
Trusts ........... —
d
— — — — — — — —
d
—
Total Investments in
Securities ............ $85,291,997 $— $(1,369,856) $— $— $— $(9,710,236) $725,451 $74,937,356 $(2,924,972)
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Leisure Products .... 42,691,367 — — — — — — 9,841,415 52,532,782 9,841,415
Media ........... —
d
— — — — — — — —
d
—
Semiconductors &
Semiconductor
Equipment ....... —
d
— — — — — — — —
d
—
Software .......... 6,311,036 — — — — — — (1,158,375) 5,152,661 (1,158,375)
Convertible Preferred
Stocks :
Aerospace & Defense . 16,944,894 — — — — — — 8,753,052 25,697,946 8,753,052
Diversified Consumer
Services ........ 7,130,256 — — — — — — 571,167 7,701,423 571,167
Semiconductors &
Semiconductor
Equipment ....... 135,046 — — — — — — (135,046) —
d
(135,046)
Software .......... 35,005,434 — — — — — — 21,163,594 56,169,028 21,163,594
6. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of January 31, 2026, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Small-Mid Cap Growth Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Preferred Stocks :
Semiconductors &
Semiconductor
Equipment ....... $ 180,297 $ — $ — $ — $ — $ — $ — $ 26,990 $ 207,287 $ 26,990
Warrants :
Semiconductors &
Semiconductor
Equipment ....... 6,183 — — — — — — (5,133) 1,050 (5,133)
Convertible Bonds :
Semiconductors &
Semiconductor
Equipment ....... 198,705 — — — — — — — 198,705 —
Senior Floating Rate
Interests :
Semiconductors &
Semiconductor
Equipment ....... 824,303 80,466 — — — (19,528) — 79,348 964,589 79,348
Total Investments in
Securities ............ $109,427,521 $80,466 $— $— $— $(19,528) $— $39,137,012 $148,625,471 $39,137,012
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Includes financial instruments determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
Impact to
Fair Value
if Input
Increases
a
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Common Stocks:
Leisure Products
...............
$68,167,578 Market comparables Discount for lack of
marketability
9.8% Decrease
EV / revenue multiple 3.4x Increase
Revenue $9.3 bil Increase
Trade Price $60.9 Increase
All Other Investments
.............
227,403,034
b,c,d
Total
..........................
$295,570,612
6. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
Impact to
Fair Value
if Input
Increases
a
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Convertible Preferred Stocks:
Diversified Consumer Services
.....
$12,885,548 Market comparables Discount for lack of
marketability
9.3% Decrease
Estimated EBITDA $46.8 mil Increase
EV / EBITDA multiple 6.1x Increase
EV / revenue multiple 1.3x Increase
Estimated Revenue $124.7 mil Increase
Volatility 42.7% Increase
Software
......................
$22,017,435 Market comparables Discount for lack of
marketability
9.0% Decrease
Estimated Revenue $468.3-491.7
mil
($480.0 mil)
Increase
EV / revenue multiple 3.4x-3.7x
(3.6x)
Increase
Volatility 41.6% Increase
All Other Investments
.............
40,034,373
b,c
Total
..........................
$74,937,356
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
Impact to
Fair Value
if Input
Increases
a
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks:
Leisure Products
...............
$52,532,782 Market comparables Discount for lack of
marketability
9.8% Decrease
EV / revenue multiple 3.4x Increase
Revenue $9.3 bil Increase
Trade Price $60.9 Increase
All Other Investments
.............
96,092,689
b,c,d
Total
..........................
$148,625,471
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
6. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

franklintempleton.com
Quarterly Schedules of Investments
Level 3 financial instruments, for the Franklin Biotechnology Discovery Fund, include the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
Abbreviations
c
Includes financial instruments determined to have no value.
d
Includes the fair value of assets and/or liabilities derived from recent transactions, private transaction prices, or non-public third-party pricing information that is unobservable.
Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
Counterparty
CITI
Citibank NA
JPHQ
JPMorgan Chase Bank NA
Currency
EUR
Euro
JPY
Japanese Yen
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
CVR
Contingent Value Right
FFCB
Federal Farm Credit Banks Funding Corp.
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IO
Interest Only
MBS
Mortgage-Backed Security
NATL
National Reinsurance Corp.
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
T-Note
Treasury Note
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
6. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.